     As filed with the Securities and Exchange Commission on April 6, 2017


                                                 Registration Numbers 333-156867
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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                 ------------
                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                        POST-EFFECTIVE AMENDMENT NO. 10


                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                                  (Registrant)




                       BRIGHTHOUSE LIFE INSURANCE COMPANY

                                  (Depositor)


             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including area code: (212) 578-9500


                                 ------------

                              ERIC T. STEIGERWALT
                       BRIGHTHOUSE LIFE INSURANCE COMPANY

             11225 NORTH COMMUNITY HOUSE ROAD, CHARLOTTE, NC 28277
                    (Name and Address of Agent for Service)


                                 ------------
                                   Copies to:
                             Diane E. Ambler, Esq.
                                 K&L Gates LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006
                 Approximate Date of Proposed Public Offering:

              On May 1, 2017 or as soon thereafter as practicable


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on May 1, 2017 pursuant to paragraph (b) of Rule 485.


[ ] days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Allocated and Unallocated Group Variable Annuity Contracts
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                       UNALLOCATED GROUP VARIABLE ANNUITY

This prospectus describes a group variable annuity contract (the "Contract") issued by Brighthouse Life Insurance Company (the "Company," "us" or "we") designed to fund 401(k) Plans and Keoghs. Under some circumstances the Plans may also enter into agreements for services from a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Company no longer actively offers the Contract to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.


Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund

     American Funds Growth-Income Fund
BRIGHTHOUSE FUNDS TRUST I
     BlackRock High Yield Portfolio -- Class A
     Brighthouse Asset Allocation 100 Portfolio -- Class B
     Brighthouse Small Cap Value Portfolio -- Class B
     Brighthouse/Wellington Large Cap Research Portfolio -- Class E

     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B

     Invesco Mid Cap Value Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class E
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B

BRIGHTHOUSE FUNDS TRUST II

     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class E

     Brighthouse Asset Allocation 20 Portfolio -- Class B
     Brighthouse Asset Allocation 40 Portfolio -- Class B
     Brighthouse Asset Allocation 60 Portfolio -- Class B
     Brighthouse Asset Allocation 80 Portfolio -- Class B
     Brighthouse/Wellington Core Equity Opportunities Portfolio -- Class A

     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B

     MetLife Aggregate Bond Index Portfolio -- Class A
     MetLife MSCI EAFE(R) Index Portfolio -- Class A
     MetLife Russell 2000(R) Index Portfolio -- Class A

     MetLife Stock Index Portfolio -- Class A

     MFS(R) Total Return Portfolio -- Class F

     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A

     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
JANUS ASPEN SERIES -- SERVICE SHARES
     Enterprise Portfolio
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
     ClearBridge Small Cap Value Fund
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
     Western Asset Corporate Bond Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
LEGG MASON PARTNERS VARIABLE INCOME TRUST -- CLASS I
     Western Asset Variable Global High Yield Bond Portfolio

TRUST FOR ADVISED PORTFOLIOS
     1919 Variable Socially Responsive Balanced Fund

Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.


This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated May 1, 2017

We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266

, call 1-800-842-3330, or access the SEC's website (http://www.sec.gov). See
                            Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.



                         PROSPECTUS DATED: MAY 1, 2017

                               TABLE OF CONTENTS






                                                               PAGE
                                                              -----
Glossary.....................................................    3
Summary......................................................    6
Fee Table....................................................    8
Condensed Financial Information..............................   12
The Annuity Contract and Your Retirement Plan................   12
The Annuity Contract.........................................   13
  General....................................................   13
  Contract Owner Inquiries...................................   13
  Unallocated Contracts......................................   13
  Purchase Payments..........................................   13
  Crediting Purchase Payments................................   14
  Accumulation Units.........................................   14
  Valuation of Assets........................................   14
  Contract Value.............................................   15
  The Funding Options........................................   15
  Underlying Funds Which Are Fund of Funds...................   20
Charges and Deductions Under The Contract....................   20
  General....................................................   20
  Surrender Charge...........................................   21
  Daily Asset Charge.........................................   23
  Variable Liquidity Benefit Charge..........................   23
  Funding Option Charges.....................................   24
  TPA Administrative Charges.................................   24
  Premium Tax................................................   24
  Income Taxes...............................................   24
  Changes in Taxes Based upon Premium or Value...............   24
Transfers....................................................   24
  Transfers of Contract Value between Funding Options........   24
  Transfers from the Fixed Account...........................   25
  Restrictions on Transfers..................................   25
  Transfers from Funding Options to Contracts Not Issued
    by Us....................................................   27
  Transfers to or from Other Contracts Issued by Us..........   27
  Transfers from Contracts Not Issued by Us..................   27
Access To Your Money.........................................   27
Ownership Provisions.........................................   28
  Types of Ownership.........................................   28
  Contract Owner.............................................   28
  Beneficiary................................................   28
  Annuitant..................................................   28
Death Benefit................................................   28
  Death Benefits Prior to the Maturity Date..................   28
The Annuity Period...........................................   29


                                                              PAGE
                                                              -----
  Maturity Date..............................................   29
  Allocation of Annuity......................................   29
  Variable Annuity...........................................   29
  Fixed Annuity..............................................   30
  Election of Options........................................   30
  Retired Life Certificate...................................   30
  Allocation of Cash Surrender Value During the Annuity
    Period...................................................   31
  Annuity Options............................................   31
  Variable Liquidity Benefit.................................   32
Miscellaneous Contract Provisions............................   32
  Contract Termination.......................................   32
  Suspension of Payments.....................................   32
  Misstatement...............................................   33
  Funding Options............................................   33
  Cybersecurity Risks........................................   33
The Separate Account.........................................   34
  Performance Information....................................   34
Federal Tax Considerations...................................   35
  Qualified Annuity Contracts................................   35
Other Information............................................   40
  The Insurance Company......................................   40
  Financial Statements.......................................   40
  Distribution of the Contracts..............................   40
  Conformity with State and Federal Laws.....................   42
  Voting Rights..............................................   42
  Contract Modification......................................   42
  Postponement of Payment (the "Emergency
    Procedure")..............................................   42
  Restrictions on Financial Transactions.....................   43
  Legal Proceedings..........................................   43
Appendix A: Condensed Financial Information for
  Brighthouse Separate Account QPN for Variable
  Annuities..................................................  A-1
Appendix B: Additional Information Regarding the
  Underlying Funds...........................................  B-1
Appendix C: Portfolio Legal and Marketing Names..............  C-1
Appendix D: Contents of The Statement of Additional
  Information................................................  D-1
Appendix E: Competing Funds..................................  E-1
Appendix F: Premium Tax Table................................  F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.


CERTIFICATE -- (if applicable) the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.


CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.


COMPANY (WE, US, OUR) -- Brighthouse Life Insurance Company.


COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.


CONTRACT -- for convenience, means the Contract or Certificate (if applicable). For example, Contract Year also means Certificate Year.


CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.


CONTRACT VALUE/ACCOUNT VALUE/CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges (hereinafter referred to in the prospectus as Contract Value).


CONTRACT YEAR -- twelve-month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Funding Options affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.


HOME OFFICE -- the Home Office of Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should direct all inquiries to 1-800-842-3330.


INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin (referred to in the prospectus as Maturity Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.


PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes (if applicable).


QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the SEC in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined as of the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You," depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:
                       UNALLOCATED GROUP VARIABLE ANNUITY
THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.


CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by Brighthouse Life Insurance Company are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.


Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed for use with certain Plans where the employer may have secured the services of a TPA whose services are separate and distinct from the Contracts.


All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. Because of exemptive and exclusionary provisions, neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940, as amended ("1940 Act"). We guarantee money directed to the Fixed Account as to principal and interest. Contract Value allocated to the Fixed Account, interest credited to the Fixed Account and amounts paid under a fixed payment option are subject to Our financial strength and claims paying ability. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.


The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75th birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.


There is no death benefit payable after Annuity Payments begins, however, depending on the Annuity option selected, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "DEATH BENEFIT" AND "THE ANNUITY PERIOD").


WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions--see Appendix F), which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES


SURRENDER CHARGE:.........................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:........     5%(3)

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.
------------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 years               2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5 + years                                    0%

(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8th Contract Year. The charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, the charge is as follows:


       CONTRACT YEAR
--------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%

MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)


   AGGREGATE CONTRACT ASSETS       TOTAL ANNUAL DAILY ASSET CHARGE
-------------------------------   --------------------------------
       $0 -- $499,999.99                       1.50%
    $500,000 -- $999,999.99                    1.30%
  $1,000,000 -- $1,999,999.99                  1.20%
  $2,000,000 -- $2,999,999.99                  1.10%
  $3,000,000 -- $3,999,999.99                  1.00%
      $4,000,000 and over                      0.85%

We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Brighthouse Funds Trust II; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Brighthouse Funds Trust I; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Brighthouse Small Cap Value Portfolio -- Class B of the Brighthouse Funds Trust I; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio - Class E of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio - Class B of the Brighthouse Funds Trust I; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B of the Brighthouse Funds Trust II; and an amount equal to the Underlying Fund expenses that are excess of 0.77% for the Subaccount investing in the Oppenheimer Global Equity Portfolio- Class E of the Brighthouse Funds Trust I.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2016 (UNLESS OTHERWISE INDICATED):


The table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. Certain Underlying Funds may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-3330. Please read the prospectuses carefully before making your allocations to the Subaccounts.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES



                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
Total Annual Underlying Fund Operating Expenses
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.27%       1.64%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.



                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.53%     0.25%          0.03%
 American Funds Growth Fund.....................    0.33%     0.25%          0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%          0.02%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A......    0.60%       --           0.07%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B..........................    0.07%     0.25%          0.01%
 Brighthouse Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%          0.04%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................    0.56%     0.15%          0.03%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.61%       --           0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.56%       --           0.01%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --           0.04%
 Invesco Comstock Portfolio -- Class B..........    0.57%     0.25%          0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.65%     0.25%          0.03%
 Oppenheimer Global Equity Portfolio --
  Class E.......................................    0.66%     0.15%          0.05%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%          0.05%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................    0.57%     0.15%          0.02%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................    0.33%       --           0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................    0.70%       --           0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................    0.35%     0.15%          0.03%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B..........................    0.09%     0.25%          0.03%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B..........................    0.06%     0.25%            --
 Brighthouse Asset Allocation 60
  Portfolio -- Class B..........................    0.05%     0.25%            --
 Brighthouse Asset Allocation 80
  Portfolio -- Class B..........................    0.05%     0.25%          0.01%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............    0.70%       --           0.02%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................    0.72%     0.10%          0.03%
 Jennison Growth Portfolio -- Class B...........    0.60%     0.25%          0.02%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................    0.25%       --           0.03%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A.......................................    0.30%       --           0.08%
 MetLife Russell 2000(R) Index Portfolio --
  Class A.......................................    0.25%       --           0.06%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.81%       --            0.81%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
BRIGHTHOUSE FUNDS TRUST I
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.75%       --            0.75%
 Brighthouse Asset Allocation 100
  Portfolio -- Class B.......................... 0.68%            1.01%       --            1.01%
 Brighthouse Small Cap Value Portfolio --
  Class B....................................... 0.06%            1.10%     0.01%           1.09%
 Brighthouse/Wellington Large Cap
  Research Portfolio -- Class E.................   --             0.74%     0.04%           0.70%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.65%       --            0.65%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.02%           0.55%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.81%     0.02%           0.79%
 Invesco Comstock Portfolio -- Class B..........   --             0.84%     0.02%           0.82%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.05%            0.98%     0.02%           0.96%
 Oppenheimer Global Equity Portfolio --
  Class E.......................................   --             0.86%     0.10%           0.76%
 PIMCO Total Return Portfolio -- Class B........   --             0.78%     0.03%           0.75%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%     0.03%           0.81%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.....................................   --             0.74%     0.03%           0.71%
BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio --
  Class A.......................................   --             0.37%       --            0.37%
 BlackRock Capital Appreciation
  Portfolio -- Class A..........................   --             0.72%     0.09%           0.63%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class E..........................   --             0.53%     0.02%           0.51%
 Brighthouse Asset Allocation 20
  Portfolio -- Class B.......................... 0.53%            0.90%     0.02%           0.88%
 Brighthouse Asset Allocation 40
  Portfolio -- Class B.......................... 0.57%            0.88%       --            0.88%
 Brighthouse Asset Allocation 60
  Portfolio -- Class B.......................... 0.60%            0.90%       --            0.90%
 Brighthouse Asset Allocation 80
  Portfolio -- Class B.......................... 0.64%            0.95%       --            0.95%
 Brighthouse/Wellington Core Equity
  Opportunities Portfolio -- Class A............   --             0.72%     0.11%           0.61%
 Frontier Mid Cap Growth Portfolio --
  Class D.......................................   --             0.85%     0.02%           0.83%
 Jennison Growth Portfolio -- Class B...........   --             0.87%     0.08%           0.79%
 MetLife Aggregate Bond Index Portfolio --
  Class A.......................................   --             0.28%     0.01%           0.27%
 MetLife MSCI EAFE(R) Index Portfolio --
  Class A....................................... 0.01%            0.39%       --            0.39%
 MetLife Russell 2000(R) Index Portfolio --
  Class A....................................... 0.01%            0.32%       --            0.32%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 MetLife Stock Index Portfolio -- Class A........    0.25%       --             0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.56%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --             0.04%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.57%       --             0.03%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.03%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio...............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund..........    0.79%     0.25%            0.05%
 Templeton Developing Markets VIP Fund...........    1.24%     0.25%            0.14%
 Templeton Foreign VIP Fund......................    0.78%     0.25%            0.04%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................    0.64%     0.25%            0.09%
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
 ClearBridge Small Cap Value Fund................    0.75%     0.25%            0.38%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund...............    0.50%     0.25%            0.27%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio......................................    0.70%       --             0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................    0.75%       --             0.07%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................    0.75%       --             0.11%
 ClearBridge Variable Large Cap Value
  Portfolio......................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................    0.75%       --             0.08%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................    0.70%       --             0.11%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.63%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 MetLife Stock Index Portfolio -- Class A........   --             0.27%     0.01%             0.26%
 MFS(R) Total Return Portfolio -- Class F........   --             0.81%       --              0.81%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................   --             0.85%     0.01%             0.84%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A............. 0.01%            0.61%     0.05%             0.56%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.50%     0.01%             0.49%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio.........................   --             0.88%       --              0.88%
 Mid Cap Portfolio...............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Small-Mid Cap Growth VIP Fund.......... 0.01%            1.10%     0.02%             1.08%
 Templeton Developing Markets VIP Fund........... 0.01%            1.64%     0.02%             1.62%
 Templeton Foreign VIP Fund...................... 0.01%            1.08%     0.02%             1.06%
JANUS ASPEN SERIES -- SERVICE SHARES
 Enterprise Portfolio............................   --             0.98%       --              0.98%
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A
 ClearBridge Small Cap Value Fund................   --             1.38%     0.02%             1.36%
LEGG MASON PARTNERS INCOME TRUST -- CLASS A
 Western Asset Corporate Bond Fund...............   --             1.02%     0.07%             0.95%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio......................................   --             0.80%       --              0.80%
 ClearBridge Variable Appreciation
  Portfolio......................................   --             0.75%       --              0.75%
 ClearBridge Variable Dividend Strategy
  Portfolio......................................   --             0.82%       --              0.82%
 ClearBridge Variable Large Cap Growth
  Portfolio......................................   --             0.86%     0.06%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio......................................   --             0.72%       --              0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio......................................   --             0.83%       --              0.83%
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST -- CLASS I
 Western Asset Variable Global High Yield
  Bond Portfolio.................................   --             0.81%       --              0.81%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             1.28%     0.39%             0.89%


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



The information shown in the table above was provided by the Underlying Funds. Certain Underlying Funds and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue from May 1, 2017 through April 30, 2018. These arrangements can be terminated with respect to these Underlying Funds only with the approval of the Underlying Fund's board of directors or trustees. Please see the Underlying Funds' prospectuses for additional information regarding these arrangements.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.


EXAMPLES



These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Annual Separate Account Charges, and Total Annual Underlying Fund Operating Expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the Minimum and Maximum Total Annual Underlying Fund Operating Expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the Maximum Total Annual Underlying Fund Operating Expenses or the Underlying Fund with the Minimum Total Annual Underlying Fund Operating Expenses.


EXAMPLE 1




                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,260    $1,630     $3,417     $314      $960    $1,630    $3,417
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  848    $  944     $2,051     $177      $548    $  944    $2,051



EXAMPLE 2




                                             IF CONTRACT IS SURRENDERED AT THE      IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN:           ANNUITIZED AT THE END OF PERIOD SHOWN:
                                          --------------------------------------- --------------------------------------
FUNDING OPTION                             1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
----------------------------------------- -------- --------- --------- ---------- -------- --------- --------- ---------
Underlying Fund with Maximum Total Annual
 Operating
 Expenses................................   $814    $1,360    $1,930     $3,417     $314      $960    $1,630    $3,417
Underlying Fund with Minimum Total Annual
 Operating
 Expenses................................   $677    $  948    $1,244     $2,051     $177      $548    $  944    $2,051


                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
See Appendix A.



                 THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN
--------------------------------------------------------------------------------
The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. This prospectus describes all the material features of the Contract. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.


GENERAL


The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.


CONTRACT OWNER INQUIRIES


Any questions You have about Your Contract should be directed to 1-800-842-3330.


UNALLOCATED CONTRACTS


The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer may have secured the services of a TPA. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.


PURCHASE PAYMENTS


The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS


We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the NYSE is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC). If payments on your behalf are not made in a timely manner, there may be a delay in when amounts are credited.

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.


ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.


VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. Eastern time on each business day. A business day is any day the NYSE is open. It is expected that the NYSE will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by 1.000 plus the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to (a) minus (b), divided by (c) where:

(a) = investment income plus capital gains and losses (whether realized or unrealized);

(b) = any deduction for applicable taxes (presently zero); and

(c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The net investment factor may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period. The net investment factor is then reduced by a maximum charge of 0.000041096 for each day in the Valuation Period which is the daily equivalent of the maximum annual Separate Account Charge.


CONTRACT VALUE


During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.


THE FUNDING OPTIONS



You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the 1940 Act. These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.


A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser (other than Our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interests in Brighthouse Investment Advisers, LLC entitle Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)


Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-842-3330 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.



            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
BRIGHTHOUSE FUNDS TRUST I
BlackRock High Yield Portfolio --       Seeks to maximize total return,         Brighthouse Investment Advisers, LLC
 Class A                                consistent with income generation       Subadviser: BlackRock Financial
                                        and prudent investment management.      Management, Inc.
Brighthouse Asset Allocation 100        Seeks growth of capital.                Brighthouse Investment Advisers, LLC
 Portfolio -- Class B

           UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------ ----------------------------------------- --------------------------------------
Brighthouse Small Cap Value          Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                          Subadvisers: Delaware Investments
                                                                               Fund Advisers; Wells Capital
                                                                               Management Incorporated
Brighthouse/Wellington Large Cap     Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Research Portfolio -- Class E                                                 Subadviser: Wellington Management
                                                                               Company LLP
Clarion Global Real Estate           Seeks total return through investment     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                     both capital appreciation and current     LLC
                                     income.
ClearBridge Aggressive Growth        Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: ClearBridge Investments,
                                                                               LLC
Harris Oakmark International         Seeks long-term capital appreciation.     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --        Seeks capital growth and income.          Brighthouse Investment Advisers, LLC
 Class B                                                                       Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --   Seeks high total return by investing in   Brighthouse Investment Advisers, LLC
 Class B                             equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                     companies.
Oppenheimer Global Equity            Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                                                          Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --      Seeks maximum total return,               Brighthouse Investment Advisers, LLC
 Class B                             consistent with the preservation of       Subadviser: Pacific Investment
                                     capital and prudent investment            Management Company LLC
                                     management.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
T. Rowe Price Large Cap Value        Seeks long-term capital appreciation      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E++              by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                     believed to be undervalued. Income        Inc.
                                     is a secondary objective.
BRIGHTHOUSE FUNDS TRUST II
BlackRock Bond Income Portfolio --   Seeks a competitive total return          Brighthouse Investment Advisers, LLC
 Class A                             primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                     fixed-income securities.
BlackRock Capital Appreciation       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                                                          Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond      Seeks a high level of current income      Brighthouse Investment Advisers, LLC
 Portfolio -- Class E                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                     capital.
Brighthouse Asset Allocation 20      Seeks a high level of current income,     Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                with growth of capital as a secondary
                                     objective.
Brighthouse Asset Allocation 40      Seeks high total return in the form of    Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                income and growth of capital, with a
                                     greater emphasis on income.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
Brighthouse Asset Allocation 60            Seeks a balance between a high level      Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                      of current income and growth of
                                           capital, with a greater emphasis on
                                           growth of capital.
Brighthouse Asset Allocation 80            Seeks growth of capital.                  Brighthouse Investment Advisers, LLC
 Portfolio -- Class B
Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of      Brighthouse Investment Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       Brighthouse Investment Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Jennison Associates LLC
MetLife Aggregate Bond Index               Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Bloomberg Barclays U.S. Aggregate         Subadviser: MetLife Investment
                                           Bond Index.                               Advisors, LLC
MetLife MSCI EAFE(R) Index                 Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      MSCI EAFE(R) Index.                       Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Russell 2000(R) Index              Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      Russell 2000(R) Index.                    Subadviser: MetLife Investment
                                                                                     Advisors, LLC
MetLife Stock Index Portfolio --           Seeks to track the performance of the     Brighthouse Investment Advisers, LLC
 Class A                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    Brighthouse Investment Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               Brighthouse Investment Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       Brighthouse Investment Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           Brighthouse Investment Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company

            UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
-------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
Mid Cap Portfolio                      Seeks long-term growth of capital.      Fidelity Management & Research
                                                                               Company
                                                                               Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Small-Mid Cap Growth VIP      Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Developing Markets VIP       Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund             Seeks long-term capital growth.         Templeton Investment Counsel, LLC
JANUS ASPEN SERIES -- SERVICE SHARES
Enterprise Portfolio                   Seeks long-term growth of capital.      Janus Capital Management LLC
LEGG MASON PARTNERS EQUITY TRUST --
 CLASS A
ClearBridge Small Cap Value Fund       Seeks long-term capital growth.         Legg Mason Partners Fund Advisor,
                                                                               LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
LEGG MASON PARTNERS INCOME TRUST --
 CLASS A
Western Asset Corporate Bond Fund      Seeks to maximize total return,         Legg Mason Partners Fund Advisor,
                                       consistent with prudent investment      LLC
                                       management. Total return consists of    Subadviser: Western Asset
                                       income and capital appreciation.        Management Company
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive        Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Appreciation      Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                     LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Dividend          Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                    dividend income and long-term           LLC
                                       capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                               LLC
ClearBridge Variable Large Cap         Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                              LLC
                                                                               Subadviser: ClearBridge Investments,
                                                                               LLC

            UNDERLYING FUND                     INVESTMENT OBJECTIVE             INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ------------------------------------- -------------------------------------
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.    Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary         LLC
                                       objective.                            Subadviser: ClearBridge Investments,
                                                                             LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.    Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                            LLC
                                                                             Subadviser: ClearBridge Investments,
                                                                             LLC
LEGG MASON PARTNERS VARIABLE
 INCOME TRUST -- CLASS I
Western Asset Variable Global High     Seeks to maximize total return.       Legg Mason Partners Fund Advisor,
 Yield Bond Portfolio                                                        LLC
                                                                             Subadvisers: Western Asset
                                                                             Management Company; Western
                                                                             Asset Management Company
                                                                             Limited; Western Asset Management
                                                                             Company Pte. Ltd.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive      Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                         retention of net investment income.


++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Funding Options have been subject to a change. Please see "Appendix B --Additional Information Regarding the Underlying Funds."


UNDERLYING FUNDS WHICH ARE FUND OF FUNDS



The following Underlying Funds available within the Brighthouse Funds Trust I and Brighthouse Funds Trust II are "fund of funds":
Brighthouse Asset Allocation 20 Portfolio
Brighthouse Asset Allocation 40 Portfolio
Brighthouse Asset Allocation 60 Portfolio
Brighthouse Asset Allocation 80 Portfolio
Brighthouse Asset Allocation 100 Portfolio


"Fund of funds" Underlying Funds invest substantially all of their assets in other underlying funds. Therefore, each of these Underlying Funds will bear its pro rata share of the fees and expenses incurred by the underlying funds in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Underlying Funds. The expense levels will vary over time, depending on the mix of underlying funds in which the fund of funds Underlying Funds invests. Plan Participants may be able to realize lower aggregate expenses by investing directly in the underlying funds instead of investing in the fund of funds Underlying Funds, if such underlying funds are available under the Contract. However, only some of the underlying funds are available under the Contract.



                   CHARGES AND DEDUCTIONS UNDER THE CONTRACT
--------------------------------------------------------------------------------
GENERAL


We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

   o the ability for You to make withdrawals and surrenders under the Contracts;

   o   the death benefit paid on the death of a Participant;

   o   the available Funding Options and related programs; and

   o   administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o sales and marketing expenses including commission payments to Your sales agent; and

   o   other costs of doing business.

Risks We assume include:

   o that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

   o that the amount of the death benefit will be greater than the Contract Value; and

   o that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).


SURRENDER CHARGE


Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               1 years               5%
          1 year                2 years               4%
          2 years               3 years               3%
          3 years               4 years               2%
          4 years               5 years               1%
         5+ years                                     0%

For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     SURRENDER CHARGE
--------------------------   ---------------   -----------------
          0 years               2 years               5%
          2 years               4 years               4%
          4 years               6 years               3%
          6 years               8 years               2%
         8+ years                                     0%

The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

   (a) the size of Plan assets and the expected amount of annual contributions, and

   (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

   (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

   (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

   o retirement (as defined by the terms of Your Plan and consistent with Internal Revenue Service ("IRS") rules)

   o   separation from service/severance from employment

   o   loans (if available in Your Plan)

   o   hardship (as defined by the Code)

   o   death

   o   annuitization under this Contract or another contract issued by Us

   o if permitted in Your state, direct transfers to another funding vehicle or Annuity contract issued by Us or by one of our affiliates and We agree.

   o   disability as defined in Code Section 72(m)(7)

   o   minimum required distributions (generally at age 70 1/2)

   o   return of Excess Plan Contributions

   o   transfers to an employer stock fund

   o   certain Plan expenses as mutually agreed upon

   o to avoid required Federal income tax penalties (This waiver applies to amounts required to be distributed under the Code from this Contract.)

The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.

DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Participant's Account Value and the death benefit. The withdrawal could have a significant negative impact on the death benefit.

DAILY ASSET CHARGE


This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:


   AGGREGATE CONTRACT ASSETS       DAILY ASSET CHARGE
-------------------------------   -------------------
       $0 -- $499,999.99                 1.50%
    $500,000 -- $999,999.99              1.30%
  $1,000,000 -- $1,999,999.99            1.20%
  $2,000,000 -- $2,999,999.99            1.10%
  $3,000,000 -- $3,999,999.99            1.00%
      $4,000,000 and over                0.85%

The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

   o losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

   o   sales, commission and marketing expenses; and

   o   other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.


VARIABLE LIQUIDITY BENEFIT CHARGE


If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               1 years                5%
          1 years               2 years                4%
          2 years               3 years                3%
          3 years               4 years                2%
          4 years               5 years                1%
         5+ years                                      0%

For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:


               CONTRACT YEAR
--------------------------------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN     WITHDRAWAL CHARGE
--------------------------   ---------------   ------------------
          0 years               2 years                5%
          2 years               4 years                4%
          4 years               6 years                3%
          6 years               8 years                2%
         8+ years                                      0%


Please refer to "the Annuity Period" section for a description of this benefit.



FUNDING OPTION CHARGES


There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.


TPA ADMINISTRATIVE CHARGES


We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.


PREMIUM TAX



Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix F shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.



INCOME TAXES


We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


CHANGES IN TAXES BASED UPON PREMIUM OR VALUE


If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.



                                   TRANSFERS
--------------------------------------------------------------------------------
TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS


Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.


TRANSFERS FROM THE FIXED ACCOUNT


Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.


RESTRICTIONS ON TRANSFERS


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying Fund's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds. We monitor transfer activity in those Monitored Portfolios:

     American Funds Global Growth Fund
     BlackRock High Yield Portfolio

     Brighthouse Small Cap Value Portfolio

     Clarion Global Real Estate Portfolio
     ClearBridge Small Cap Value Fund
     ClearBridge Variable Small Cap Growth Portfolio
     Franklin Small-Mid Cap Growth VIP Fund
     Harris Oakmark International Portfolio

     MetLife MSCI EAFE(R) Index Portfolio
     MetLife Russell 2000(R) Index Portfolio

     Neuberger Berman Genesis Portfolio

     Oppenheimer Global Equity Portfolio

     T. Rowe Price Small Cap Growth Portfolio
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
     Western Asset Management Strategic Bond Opportunities Portfolio Western Asset Variable Global High Yield Bond Portfolio

We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next ten calendar days, or a transfer out followed by a transfer in within the next ten calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below. WE DO NOT BELIEVE THAT OTHER UNDERLYING FUNDS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE UNDERLYING FUNDS. We may change the Monitored Portfolios at any time without notice in Our sole discretion.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current frequent transfer policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.


Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when We monitor the frequency of transfers.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers; We apply Our policies and procedures without exception, waiver, or special arrangement.


The Underlying Funds may have adopted their own policies and procedures with respect to frequent transfers of their respective shares, and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent transfer policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plan Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in frequent trading, the Underlying Fund may reject the entire omnibus order.


In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Underlying Funds and may disrupt portfolio management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Underlying Funds except where the portfolio manager of a particular Underlying Fund has brought large transfer activity to Our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked Us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When We detect such large trades, We will issue a warning letter for the first occurrence. If We detect a second occurrence, We will exercise Our contractual right to restrict Your number of transfers to one every six months.



TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.


TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. You may submit a written withdrawal request, which must be received at Our Home Office on or before the Maturity Date, that indicates that the withdrawal should be processed as of the Maturity Date, in which case the request will be deemed to have been received on, and the withdrawal amount will be priced according to, the accumulation unit value calculated as of the Maturity Date. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").



                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP



CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.


BENEFICIARY

At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.


ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.



                                 DEATH BENEFIT

--------------------------------------------------------------------------------
DEATH BENEFITS PRIOR TO THE MATURITY DATE


DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3) applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.



                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------
MATURITY DATE


Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor; or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.


ALLOCATION OF ANNUITY

You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the

Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)


VARIABLE ANNUITY


You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.


FIXED ANNUITY


A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.


ELECTION OF OPTIONS


Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

   (a) the Participant's name, address, date of birth, social security number;

   (b)        the amount to be distributed;

   (c)        the Annuity option which is to be purchased;

   (d)        the date the Annuity option payments are to begin;

   (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You; and

   (f)        any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.


RETIRED LIFE CERTIFICATE


We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.


ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD


At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options," in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.


ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

   (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

   (b)        is

   (1)   the number of Annuity Units represented by each payment; times

   (2)   the number of payments made;

and for a Fixed Annuity:

   (a) is the Contract Value applied on the Maturity Date under this option and

   (b)        is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.


VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.



                       MISCELLANEOUS CONTRACT PROVISIONS
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CONTRACT TERMINATION


You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

   (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

   (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

   (c)        We receive notice that is satisfactory to Us of Plan
              Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

   (a)        accept no further payments for this Contract; and

   (b)        pay You the Cash Surrender Value of the Funding Options; and

   (c) pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.


SUSPENSION OF PAYMENTS


The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.


MISSTATEMENT


We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.


FUNDING OPTIONS


The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Underlying Funds simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Underlying Funds do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Underlying Fund's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.


CYBERSECURITY RISKS


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems. We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on Brighthouse and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets. Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues.

Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.



                              THE SEPARATE ACCOUNT
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Brighthouse Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. Prior to March 6, 2017, the Separate Account was known as MetLife of CT Separate Account QPN for Variable Annuities. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.


We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Delaware. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We will notify you of any such changes and We guarantee that the modification will not affect Your Contract Value.


Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by Our parent company, MetLife, Inc., or by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.



PERFORMANCE INFORMATION


In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for fixed income Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a fixed income Subaccount or participate in an asset allocation program where Contract Value is allocated to a fixed income Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS
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INTRODUCTION


The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the Contract are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Contract. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Contract. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or ERISA.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.


Any Code reference to "spouse" includes those persons who enter into lawful marriages under state law, regardless of sex.



QUALIFIED ANNUITY CONTRACTS


INTRODUCTION

The Contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or 457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity Contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Contract with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Contract.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex; please consult your tax adviser about your particular situation.


ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.

The Contract will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Contract will only accept as its single purchase payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You receive under the Contract. Withdrawals attributable to any after-tax contributions are basis in the Contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).

Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we will withhold is determined by the Code.


WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal from a qualified plan which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies.

These exceptions include withdrawals made:

   (a)        on account of your death or disability, or


   (b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of You and your designated beneficiary and You are separated from employment.


If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional purchase payments to the Contract (including tax-free transfers or rollovers) and additional withdrawals from the Contract.


The 10% Federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


A withdrawal or distribution from a qualified annuity Contract other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


ROLLOVERS

Your Contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Nevertheless, Contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.

Under certain circumstances, You may be able to transfer amounts distributed from your Contract to another eligible retirement plan or IRA.

Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


   (a)        minimum distribution requirements,

   (b)        financial hardship, or


   (c)        for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You directly transfer a withdrawal from this Contract to another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into this Contract from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.



DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity Contract following your death depend on whether You die before You had converted the Contract to an annuity form and started taking annuity payments (your Annuity Starting Date).

If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.

If You die before your Annuity Starting Date, the entire interest in the Contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death).

Your designated beneficiary is the person to whom benefit rights under the Contract pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

If the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Contract may be continued with your spouse as the owner. If your Contract permits, your beneficiary spouse may delay the start of these payments until December 31 of the year in which You would have reached age
70 1/2.


Alternatively, your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your beneficiary is not your spouse and your plan and Contract permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

Additionally, for Contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the owner may have rights in the Contract. In such a case, the owner may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the Contract.


REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving amounts from your retirement plan by April 1 following the latter of:

   (a)        the calendar year in which You reach age 70 1/2, or


   (b) the calendar year You retire, provided You do not own more than 5% of the outstanding stock, capital, or profits of your employer.


For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the shortfall of any required minimum distributions You fail to receive.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs) . The required minimum distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of Contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Contract.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions do apply to beneficiaries of Roth IRAs.


DISTINCTION FOR PUERTO RICO CODE

An annuity Contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS

The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.


DISTRIBUTIONS

Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Contract for purposes of determining the amount of annuity payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source. A special rate of 10% may apply instead, if the plan satisfies the following requirements:

   (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and

   (2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.

If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if You are a resident of Puerto Rico.


ROLLOVER

Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.


ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.

Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.

                               OTHER INFORMATION
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THE INSURANCE COMPANY



Brighthouse Life Insurance Company ("BLIC") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. We changed Our name to Brighthouse Life Insurance Company on March 6, 2017. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is a subsidiary of, and controlled by, MetLife, Inc., a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Prior to November 17, 2014, the contract was issued by MetLife Insurance Company of Connecticut.

PLANNED SEPARATION FROM METLIFE, INC.

In January 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the SEC in October 2016, as amended in December 2016, reflecting MetLife Inc.'s current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife Inc. expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including the Company, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife, Inc.'s shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife, Inc. board of directors, receipt of a favorable IRS ruling and an opinion from MetLife Inc.'s tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, the Company will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife, Inc. currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable Contract. The Company will remain fully responsible for its contractual obligations to variable Contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on the Company's financial strength and claims-paying ability.



FINANCIAL STATEMENTS

The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.


DISTRIBUTION OF THE CONTRACTS


DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed Brighthouse Securities, LLC ("Brighthouse Securities") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. Prior to March 6, 2017, the principal underwriter and distributor of the Contracts was MetLife Investors Distribution Company. Brighthouse Securities, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable

Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses Brighthouse Securities for expenses Brighthouse Securities incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). Brighthouse Securities does not retain any fees under the Contracts; however, Brighthouse Securities may receive 12b-1 fees from the Underlying Funds.

Brighthouse Securities' principal executive offices are located at 11225 North

Community House Road, Charlotte, NC 28277. Brighthouse Securities is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA

BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor
                                                    -------------
brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

Brighthouse Securities and the Company enter into selling agreements with unaffiliated broker-dealers who are registered with the SEC and are members of FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such unaffiliated broker-dealer firms. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer actively offers the Contracts to new purchasers, but it continues to accept Participants from existing Contracts and Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with Brighthouse Securities and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.


We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).


The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and Brighthouse Securities have entered into preferred distribution arrangements with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. (See the Statement of Additional Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2016, as well as the range of additional compensation paid.)

The Company and Brighthouse Securities may have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. Currently, the investment advisory firms include Morgan Stanley Investment Management, Inc. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

From time to time, the Company pays organizations, associations and non-profit organizations fees to sponsor the Company's Variable Annuity Contracts. The Company may also obtain access to an organization's members to market Our Variable Annuity Contracts. These organizations are compensated for their sponsorship of Our Variable Annuity Contracts in various ways. Primarily, they receive a flat fee from the Company. The Company also compensates these organizations by funding their programs, scholarships, events or awards, such as a principal of the year award. The Company may also lease their office space or pay fees for display space at their events, purchase advertisements in their publications or reimburse or defray their expenses. In some cases, the Company hires organizations including, for example, Metropolitan Life Insurance Company or MetLife Securities, Inc., with whom We were previously affiliated, to perform administrative and enrollment services for Us, for which they are paid a fee based upon a percentage of the account balances their members hold in the Contract. The Company also may retain finders and consultants to introduce the Company to potential clients and for establishing and maintaining relationships between the Company and various organizations. The finders and consultants are primarily paid flat fees and may be reimbursed for their expenses. The Company or Our affiliates may also pay duly licensed individuals associated with these organizations cash compensation for the sales of the Contracts.



CONFORMITY WITH STATE AND FEDERAL LAWS


The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.


VOTING RIGHTS


The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.


CONTRACT MODIFICATION


We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.


POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")


Payment of any benefit or determination of values may be postponed whenever:
(1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.


LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
                        CONDENSED FINANCIAL INFORMATION




          FOR BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES (FORMERLY METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES)

                     ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account Charge available under the contract. The second table provides the AUV information for the MAXIMUM Separate Account Charge available under the contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account Charges.



                                             UGVA -- SEPARATE ACCOUNT CHARGES 0.85%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.914           0.874                      --
                                                                          2007   0.791           0.914                 427,985
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................ 2016   2.462           2.457                      --
                                                                          2015   2.322           2.462                      --
                                                                          2014   2.289           2.322                      --
                                                                          2013   1.787           2.289                   1,656
                                                                          2012   1.471           1.787                  33,921
                                                                          2011   1.628           1.471                 620,013
                                                                          2010   1.469           1.628               1,861,969
                                                                          2009   1.041           1.469               2,387,138
                                                                          2008   1.704           1.041               2,297,544
                                                                          2007   1.497           1.704               2,015,383
 American Funds Growth Subaccount (Class 2) (5/04)....................... 2016   2.255           2.448                     583
                                                                          2015   2.129           2.255                     583
                                                                          2014   1.978           2.129                     583
                                                                          2013   1.534           1.978                  10,450
                                                                          2012   1.312           1.534                  46,054
                                                                          2011   1.382           1.312               1,391,512
                                                                          2010   1.175           1.382               4,376,994
                                                                          2009   0.850           1.175               5,591,721
                                                                          2008   1.530           0.850               5,495,292
                                                                          2007   1.373           1.530               5,230,391
 American Funds Growth-Income Subaccount (Class 2) (5/04)................ 2016   1.982           2.192                     700
                                                                          2015   1.971           1.982                     700
                                                                          2014   1.796           1.971                   2,217
                                                                          2013   1.357           1.796                  30,716
                                                                          2012   1.165           1.357                 160,417
                                                                          2011   1.197           1.165                 859,459
                                                                          2010   1.083           1.197               2,249,141
                                                                          2009   0.833           1.083               3,426,647
                                                                          2008   1.351           0.833               3,212,645
                                                                          2007   1.297           1.351               3,065,058
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.348           1.293                      --
                                                                          2007   1.269           1.348               1,506,080
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)....... 2008   1.300           1.230                      --
                                                                          2007   1.475           1.300               4,206,856

                        UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2016   2.546
                                                                             2015   2.557
                                                                             2014   2.310
                                                                             2013   1.779
                                                                             2012   1.545
                                                                             2011   1.603
                                                                             2010   1.382
                                                                             2009   1.029
                                                                             2008   1.811
                                                                             2007   1.557
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.414
                                                                             2015   3.500
                                                                             2014   3.329
                                                                             2013   2.471
                                                                             2012   2.176
                                                                             2011   2.461
                                                                             2010   1.931
                                                                             2009   1.393
                                                                             2008   2.327
                                                                             2007   2.035
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.837
                                                                             2015   1.903
                                                                             2014   1.786
                                                                             2013   1.304
                                                                             2012   1.186
                                                                             2011   1.257
                                                                             2010   0.994
                                                                             2009   0.698
                                                                             2008   1.224
                                                                             2007   1.110
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2016   2.294
                                                                             2015   2.878
                                                                             2014   3.168
                                                                             2013   3.225
                                                                             2012   2.874
                                                                             2011   3.445
                                                                             2010   2.955
                                                                             2009   1.727
                                                                             2008   3.682
                                                                             2007   2.884
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2016   1.555
                                                                             2015   1.678
                                                                             2014   1.904
                                                                             2013   1.561
                                                                             2012   1.332
                                                                             2011   1.503
                                                                             2010   1.398
                                                                             2009   1.029
                                                                             2008   1.741
                                                                             2007   1.521
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2016   1.168
                                                                             2015   1.135
                                                                             2014   1.020
                                                                             2013   0.779
                                                                             2012   0.672
                                                                             2011   0.689
                                                                             2010   0.554
                                                                             2009   0.387
                                                                             2008   0.694
                                                                             2007   0.575



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01)............. 2.720                   1,886
                                                                             2.546                  13,287
                                                                             2.557                  13,287
                                                                             2.310                  20,932
                                                                             1.779                  40,057
                                                                             1.545                 887,321
                                                                             1.603               2,579,304
                                                                             1.382               3,192,929
                                                                             1.029               3,128,918
                                                                             1.811               3,207,143
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 3.789                      97
                                                                             3.414                   5,944
                                                                             3.500                   5,944
                                                                             3.329                  11,843
                                                                             2.471                  26,363
                                                                             2.176                 972,480
                                                                             2.461               2,624,149
                                                                             1.931               3,323,283
                                                                             1.393               3,543,877
                                                                             2.327               4,168,010
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 1.898                      --
                                                                             1.837                      --
                                                                             1.903                      --
                                                                             1.786                      32
                                                                             1.304                      32
                                                                             1.186                 255,500
                                                                             1.257                 611,256
                                                                             0.994                 804,093
                                                                             0.698                 741,318
                                                                             1.224                 735,674
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2.672                     362
                                                                             2.294                   3,909
                                                                             2.878                   3,917
                                                                             3.168                   5,181
                                                                             3.225                  15,884
                                                                             2.874                 408,291
                                                                             3.445               1,253,750
                                                                             2.955               1,500,183
                                                                             1.727               1,520,090
                                                                             3.682               1,798,696
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 1.653                   1,189
                                                                             1.555                   1,189
                                                                             1.678                   1,189
                                                                             1.904                   1,589
                                                                             1.561                   3,758
                                                                             1.332                 497,874
                                                                             1.503               1,676,816
                                                                             1.398               2,472,524
                                                                             1.029               2,735,746
                                                                             1.741               2,681,834
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 1.298                  16,417
                                                                             1.168                  23,611
                                                                             1.135                  23,611
                                                                             1.020                  26,256
                                                                             0.779                  43,062
                                                                             0.672               1,222,160
                                                                             0.689               3,763,387
                                                                             0.554               3,792,350
                                                                             0.387               4,066,947
                                                                             0.694               4,089,247

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2016   2.414
                                                                                  2015   2.698
                                                                                  2014   2.675
                                                                                  2013   2.009
                                                                                  2012   1.758
                                                                                  2011   1.909
                                                                                  2010   1.541
                                                                                  2009   1.170
                                                                                  2008   1.841
                                                                                  2007   1.906
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2016   2.611
                                                                                  2015   2.655
                                                                                  2014   2.476
                                                                                  2013   2.492
                                                                                  2012   2.195
                                                                                  2011   2.105
                                                                                  2010   1.904
                                                                                  2009   1.436
                                                                                  2008   1.882
                                                                                  2007   1.868
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.237
                                                                                  2010   2.098
                                                                                  2009   1.618
                                                                                  2008   2.886
                                                                                  2007   2.848
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.133
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.993
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.267
                                                                                  2015   2.327
                                                                                  2014   1.949
                                                                                  2013   1.330
                                                                                  2012   1.130
                                                                                  2011   1.112
                                                                                  2010   0.897
                                                                                  2009   0.672
                                                                                  2008   1.138
                                                                                  2007   1.131
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.257
                                                                                  2013   0.959
                                                                                  2012   0.841
                                                                                  2011   0.905
                                                                                  2010   0.782
                                                                                  2009   0.610
                                                                                  2008   0.970
                                                                                  2007   1.016
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.562
                                                                                  2015   2.543
                                                                                  2014   2.310
                                                                                  2013   1.792
                                                                                  2012   1.559
                                                                                  2011   1.533
                                                                                  2010   1.372
                                                                                  2009   1.133
                                                                                  2008   1.617
                                                                                  2007   1.504
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.140
                                                                                  2015   2.256
                                                                                  2014   2.002
                                                                                  2013   1.603
                                                                                  2012   1.416
                                                                                  2011   1.324
                                                                                  2010   1.189
                                                                                  2009   0.976
                                                                                  2008   1.514
                                                                                  2007   1.500



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)................... 2.978                     219
                                                                                  2.414                     219
                                                                                  2.698                     219
                                                                                  2.675                     538
                                                                                  2.009                     862
                                                                                  1.758                 310,386
                                                                                  1.909                 830,857
                                                                                  1.541               1,025,184
                                                                                  1.170               1,137,818
                                                                                  1.841               1,373,302
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2.796                      --
                                                                                  2.611                   3,363
                                                                                  2.655                   3,363
                                                                                  2.476                   3,428
                                                                                  2.492                   4,334
                                                                                  2.195                 331,181
                                                                                  2.105                 978,923
                                                                                  1.904               1,296,231
                                                                                  1.436               1,290,982
                                                                                  1.882               1,540,818
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2.509                      --
                                                                                  2.237               1,362,693
                                                                                  2.098               1,873,820
                                                                                  1.618               2,174,332
                                                                                  2.886               2,842,155
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 1.188                      --
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 1.059                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.275                  19,853
                                                                                  2.267                  19,853
                                                                                  2.327                  19,853
                                                                                  1.949                  39,653
                                                                                  1.330                  41,707
                                                                                  1.130               1,632,061
                                                                                  1.112               5,232,394
                                                                                  0.897               6,631,287
                                                                                  0.672               9,037,519
                                                                                  1.138              11,780,628
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.266                      --
                                                                                  1.257                     563
                                                                                  0.959                  12,631
                                                                                  0.841                 816,418
                                                                                  0.905               1,869,276
                                                                                  0.782               2,257,508
                                                                                  0.610               2,907,846
                                                                                  0.970               3,832,742
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.788                   1,662
                                                                                  2.562                  12,508
                                                                                  2.543                  12,990
                                                                                  2.310                  15,255
                                                                                  1.792                  24,967
                                                                                  1.559                 497,863
                                                                                  1.533               1,210,214
                                                                                  1.372               1,893,408
                                                                                  1.133               2,346,561
                                                                                  1.617               2,777,901
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.440                      19
                                                                                  2.140                      19
                                                                                  2.256                      19
                                                                                  2.002                      19
                                                                                  1.603                      19
                                                                                  1.416                 451,053
                                                                                  1.324                 498,317
                                                                                  1.189                 564,828
                                                                                  0.976                 718,536
                                                                                  1.514               1,055,194

                              UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 2016   3.418
                                                                                         2015   3.140
                                                                                         2014   2.778
                                                                                         2013   2.032
                                                                                         2012   1.703
                                                                                         2011   1.729
                                                                                         2010   1.588
                                                                                         2009   1.125
                                                                                         2008   1.809
                                                                                         2007   1.732
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2016   2.682
                                                                                         2015   2.785
                                                                                         2014   2.515
                                                                                         2013   1.916
                                                                                         2012   1.659
                                                                                         2011   1.594
                                                                                         2010   1.468
                                                                                         2009   1.190
                                                                                         2008   1.863
                                                                                         2007   1.809
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2016   2.508
                                                                                         2015   2.646
                                                                                         2014   2.564
                                                                                         2013   1.758
                                                                                         2012   1.485
                                                                                         2011   1.477
                                                                                         2010   1.190
                                                                                         2009   0.841
                                                                                         2008   1.430
                                                                                         2007   1.381
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.827
                                                                                         2008   1.334
                                                                                         2007   1.283
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   1.032
                                                                                         2015   1.032
                                                                                         2014   1.032
                                                                                         2013   1.031
                                                                                         2012   1.032
                                                                                         2011   1.041
                                                                                         2010   0.962
                                                                                         2009   0.826
                                                                                         2008   1.057
                                                                                         2007   1.052
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.571
                                                                                         2010   1.420
                                                                                         2009   1.201
                                                                                         2008   1.401
                                                                                         2007   1.386
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.370
                                                                                         2015   2.538
                                                                                         2014   2.590
                                                                                         2013   2.458
                                                                                         2012   2.095
                                                                                         2011   2.077
                                                                                         2010   1.823
                                                                                         2009   1.182
                                                                                         2008   1.723
                                                                                         2007   1.739
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.279
                                                                                         2009   1.287
                                                                                         2008   1.265
                                                                                         2007   1.216
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.326
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.460
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.313



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98).............. 3.639                   5,097
                                                                                         3.418                  10,674
                                                                                         3.140                  10,674
                                                                                         2.778                  11,735
                                                                                         2.032                  11,735
                                                                                         1.703                 149,456
                                                                                         1.729                 522,335
                                                                                         1.588                 832,826
                                                                                         1.125               1,112,623
                                                                                         1.809               1,757,633
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 3.005                     491
                                                                                         2.682                   2,310
                                                                                         2.785                   2,310
                                                                                         2.515                   2,310
                                                                                         1.916                   2,310
                                                                                         1.659                 228,462
                                                                                         1.594                 648,513
                                                                                         1.468               1,002,149
                                                                                         1.190               1,251,550
                                                                                         1.863               1,942,171
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.631                     649
                                                                                         2.508                     649
                                                                                         2.646                     649
                                                                                         2.564                   1,093
                                                                                         1.758                   1,256
                                                                                         1.485                 193,000
                                                                                         1.477                 595,012
                                                                                         1.190                 640,172
                                                                                         0.841                 775,710
                                                                                         1.430                 865,055
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.807                      --
                                                                                         0.827               4,926,408
                                                                                         1.334               6,453,917
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 1.032                      --
                                                                                         1.032                      --
                                                                                         1.032                      --
                                                                                         1.032                      --
                                                                                         1.031                      --
                                                                                         1.032                      --
                                                                                         1.041                 198,117
                                                                                         0.962                 141,582
                                                                                         0.826                  71,057
                                                                                         1.057                 233,293
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 1.606                      --
                                                                                         1.571                 440,380
                                                                                         1.420                 425,363
                                                                                         1.201                 429,950
                                                                                         1.401                 447,307
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.716                   1,170
                                                                                         2.370                   1,170
                                                                                         2.538                   1,170
                                                                                         2.590                   1,202
                                                                                         2.458                   1,764
                                                                                         2.095                 233,955
                                                                                         2.077                 847,075
                                                                                         1.823                 771,604
                                                                                         1.182                 783,579
                                                                                         1.723                 886,039
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.275                      --
                                                                                         1.279              11,462,794
                                                                                         1.287              14,976,206
                                                                                         1.265              18,789,416
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2.446                      --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 1.506                      --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 1.405                      --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04).............. 2007   1.322           1.377                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04).................. 2007   1.391           1.536                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............. 2008   2.714           2.622                      --
                                                                          2007   2.581           2.714                 458,413
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................. 2016   2.261           2.565                      --
                                                                          2015   2.366           2.261                      --
                                                                          2014   2.305           2.366                      --
                                                                          2013   2.116           2.305                      23
                                                                          2012   1.825           2.116                     739
                                                                          2011   1.794           1.825                 178,318
                                                                          2010   1.556           1.794                 688,717
                                                                          2009   1.065           1.556                 498,735
                                                                          2008   1.416           1.065                 454,962
                                                                          2007   1.389           1.416                 482,804
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.239           1.242                     520
                                                                          2015   1.265           1.239                     520
                                                                          2014   1.122           1.265                     520
                                                                          2013   1.091           1.122                     534
                                                                          2012   0.871           1.091                     983
                                                                          2011   0.927           0.871                 623,334
                                                                          2010   0.804           0.927               1,460,259
                                                                          2009   0.600           0.804               1,655,574
                                                                          2008   1.036           0.600               1,803,948
                                                                          2007   1.226           1.036               2,092,111
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   4.135           4.316                      --
                                                                          2013   3.230           4.135                  10,945
                                                                          2012   2.652           3.230                  12,542
                                                                          2011   2.886           2.652                 725,719
                                                                          2010   2.654           2.886               1,767,460
                                                                          2009   1.869           2.654               2,007,502
                                                                          2008   3.241           1.869               2,550,267
                                                                          2007   2.506           3.241               3,031,686
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   4.642           4.740                       6
                                                                          2015   4.867           4.642                   9,534
                                                                          2014   4.304           4.867                   9,785
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.287           2.458                     110
                                                                          2015   2.410           2.287                     659
                                                                          2014   2.573           2.410                     659
                                                                          2013   1.984           2.573                  12,721
                                                                          2012   1.545           1.984                  22,011
                                                                          2011   1.812           1.545                 543,698
                                                                          2010   1.566           1.812               1,810,057
                                                                          2009   1.016           1.566               1,939,308
                                                                          2008   1.729           1.016               2,192,753
                                                                          2007   1.758           1.729               2,797,531
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.396           2.786                     159
                                                                          2015   2.570           2.396                     159
                                                                          2014   2.371           2.570                     159
                                                                          2013   1.766           2.371                     163
                                                                          2012   1.503           1.766                     805
                                                                          2011   1.538           1.503                 241,653
                                                                          2010   1.350           1.538                 511,760
                                                                          2009   1.077           1.350                 521,111
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................ 2016   1.811           2.074                      88
                                                                          2015   2.007           1.811                      88
                                                                          2014   1.846           2.007                      88
                                                                          2013   1.429           1.846                      91
                                                                          2012   1.256           1.429                     410
                                                                          2011   1.316           1.256                 360,771
                                                                          2010   1.057           1.316                 991,885
                                                                          2009   0.843           1.057               1,029,761
                                                                          2008   1.388           0.843               1,192,618
                                                                          2007   1.521           1.388               1,583,146

UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)                                UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2016   1.931           1.995                      --
                                                                           2015   1.985           1.931                   8,242
                                                                           2014   1.905           1.985                   8,242
                                                                           2013   1.776           1.905                  13,841
                                                                           2012   1.582           1.776                  29,112
                                                                           2011   1.522           1.582                 282,506
                                                                           2010   1.357           1.522                 518,039
                                                                           2009   0.998           1.357                 673,031
                                                                           2008   1.233           0.998                 639,844
                                                                           2007   1.164           1.233                 504,131
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.777           0.740                      --
                                                                           2008   1.366           0.777               2,543,982
                                                                           2007   1.231           1.366               2,962,749
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.520           2.682                      --
                                                                           2012   2.077           2.520                   7,885
                                                                           2011   2.511           2.077                 467,876
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.173           1.233                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.762           1.892                      --
                                                                           2015   1.702           1.762                      --
                                                                           2014   1.510           1.702                      --
                                                                           2013   1.135           1.510                   1,480
                                                                           2012   1.009           1.135                   1,480
                                                                           2011   1.015           1.009                 197,356
                                                                           2010   0.910           1.015                 276,540
                                                                           2009   0.770           0.910                 375,459
                                                                           2008   1.238           0.770                 330,542
                                                                           2007   1.222           1.238                 334,743
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.348           1.456                      --
                                                                           2015   1.387           1.348                      --
                                                                           2014   1.331           1.387                      --
                                                                           2013   1.037           1.331                      --
                                                                           2012   0.896           1.037                      --
                                                                           2011   1.042           0.896                 894,158
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.............. 2016   2.379           3.096                      16
                                                                           2015   2.536           2.379                      16
                                                                           2014   2.515           2.536                      16
                                                                           2013   1.915           2.515                  10,660
                                                                           2012   1.637           1.915                  44,201
                                                                           2011   1.814           1.637                 479,954
                                                                           2010   1.526           1.814               1,188,345
                                                                           2009   1.217           1.526               1,464,589
                                                                           2008   1.749           1.217               1,867,405
                                                                           2007   1.819           1.749               2,067,497
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................. 2013   2.722           2.958                      --
                                                                           2012   2.600           2.722                      11
                                                                           2011   2.764           2.600                  32,350
                                                                           2010   2.262           2.764                 203,312
                                                                           2009   1.663           2.262                 227,866
                                                                           2008   2.617           1.663                 319,969
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)............... 2016   1.221           1.215                   8,570
                                                                           2015   1.184           1.221                  16,631
                                                                           2014   1.168           1.184                  17,388
                                                                           2013   1.015           1.168                  20,328
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2016   1.998           2.033                   8,382
                                                                           2015   2.015           1.998                   8,382
                                                                           2014   1.951           2.015                   8,411
                                                                           2013   2.006           1.951                   8,638
                                                                           2012   1.851           2.006                   9,707
                                                                           2011   1.810           1.851               1,191,044
                                                                           2010   1.687           1.810               3,641,005
                                                                           2009   1.507           1.687               4,996,534

UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)                                UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2016   2.389           2.409                      --
                                                                           2015   2.408           2.389                      --
                                                                           2014   2.185           2.408                      --
                                                                           2013   1.656           2.185                      --
                                                                           2012   1.510           1.656                      --
                                                                           2011   1.595           1.510                  15,500
                                                                           2010   1.384           1.595                  93,171
                                                                           2009   1.127           1.384                 124,410
                                                                           2008   1.692           1.127                 121,491
                                                                           2007   1.626           1.692                 126,308
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2016   2.726           2.802                      --
                                                                           2015   2.786           2.726                     977
                                                                           2014   2.686           2.786                     977
                                                                           2013   2.668           2.686                   1,074
                                                                           2012   2.411           2.668                   7,262
                                                                           2011   2.346           2.411                 229,891
                                                                           2010   2.109           2.346                 758,711
                                                                           2009   1.599           2.109                 758,992
                                                                           2008   1.806           1.599                 804,310
                                                                           2007   1.708           1.806                 729,820
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2016   1.516           1.743                   2,343
                                                                           2015   1.586           1.516                   2,343
                                                                           2014   1.412           1.586                   2,343
                                                                           2013   1.065           1.412                   2,374
                                                                           2012   0.910           1.065                  47,737
                                                                           2011   0.956           0.910               1,517,165
                                                                           2010   0.824           0.956               3,585,696
                                                                           2009   0.702           0.824               4,651,127
                                                                           2008   1.112           0.702               5,828,054
                                                                           2007   1.081           1.112               7,098,894
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2016   1.331           1.531                     408
                                                                           2015   1.391           1.331                     408
                                                                           2014   1.268           1.391                     408
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.363           1.412                      --
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.176           1.267                      --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.162           1.218                      --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.373           1.377                      --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.829           1.856                   2,291
                                                                           2015   1.840           1.829                   2,291
                                                                           2014   1.754           1.840                   2,291
                                                                           2013   1.811           1.754                   2,354
                                                                           2012   1.758           1.811                   8,690
                                                                           2011   1.649           1.758                 409,686
                                                                           2010   1.568           1.649                 917,871
                                                                           2009   1.504           1.568               1,480,780
                                                                           2008   1.431           1.504               1,734,944
                                                                           2007   1.411           1.431               2,175,490
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   2.068           2.114                     186
                                                                           2015   2.073           2.068                     186
                                                                           2014   1.953           2.073                     186
                                                                           2013   1.984           1.953                   4,334
                                                                           2012   1.861           1.984                   4,341
                                                                           2011   1.761           1.861                 209,520
                                                                           2010   1.640           1.761                 860,771
                                                                           2009   1.511           1.640                 774,966
                                                                           2008   1.578           1.511                 812,443
                                                                           2007   1.497           1.578               1,053,733
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.535           2.516                   3,833
                                                                           2015   2.405           2.535                   8,274
                                                                           2014   2.228           2.405                   8,291
                                                                           2013   1.674           2.228                   8,309
                                                                           2012   1.476           1.674                  14,105
                                                                           2011   1.635           1.476               1,078,560
                                                                           2010   1.376           1.635               2,366,910
                                                                           2009   1.087           1.376               2,957,784

                          UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.215
                                                                                 2015   1.226
                                                                                 2014   1.236
                                                                                 2013   1.247
                                                                                 2012   1.257
                                                                                 2011   1.268
                                                                                 2010   1.275
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   1.012
                                                                                 2008   1.849
                                                                                 2007   1.794
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.976
                                                                                 2012   1.723
                                                                                 2011   1.854
                                                                                 2010   1.633
                                                                                 2009   1.353
                                                                                 2008   2.238
                                                                                 2007   2.168
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.078
                                                                                 2015   1.058
                                                                                 2014   0.961
                                                                                 2013   0.730
                                                                                 2012   0.664
                                                                                 2011   0.692
                                                                                 2010   0.606
                                                                                 2009   0.409
                                                                                 2008   0.761
                                                                                 2007   0.637
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2016   1.625
                                                                                 2015   1.483
                                                                                 2014   1.375
                                                                                 2013   1.014
                                                                                 2012   0.885
                                                                                 2011   0.891
                                                                                 2010   0.807
                                                                                 2009   0.583
                                                                                 2008   0.876
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.826
                                                                                 2015   1.799
                                                                                 2014   1.640
                                                                                 2013   1.237
                                                                                 2012   1.105
                                                                                 2011   1.162
                                                                                 2010   1.046
                                                                                 2009   0.799
                                                                                 2008   1.288
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.962
                                                                                 2010   0.839
                                                                                 2009   0.643
                                                                                 2008   1.089
                                                                                 2007   1.064
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.420
                                                                                 2015   1.440
                                                                                 2014   1.390
                                                                                 2013   1.344
                                                                                 2012   1.242
                                                                                 2011   1.213
                                                                                 2010   1.112
                                                                                 2009   0.930
                                                                                 2008   1.096
                                                                                 2007   1.047
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.433
                                                                                 2015   1.461
                                                                                 2014   1.404
                                                                                 2013   1.277
                                                                                 2012   1.155
                                                                                 2011   1.153
                                                                                 2010   1.043
                                                                                 2009   0.850
                                                                                 2008   1.094
                                                                                 2007   1.053



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 1.207                  95,819
                                                                                 1.215                 106,193
                                                                                 1.226                 106,300
                                                                                 1.236                 135,926
                                                                                 1.247                 197,972
                                                                                 1.257               4,250,242
                                                                                 1.268               9,152,885
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 1.059                      --
                                                                                 1.012               1,752,137
                                                                                 1.849               1,969,025
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2.180                      --
                                                                                 1.976                   3,326
                                                                                 1.723                 111,338
                                                                                 1.854                 504,877
                                                                                 1.633                 656,567
                                                                                 1.353                 707,114
                                                                                 2.238                 885,767
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 1.125                     251
                                                                                 1.078                   9,579
                                                                                 1.058                   9,579
                                                                                 0.961                  12,186
                                                                                 0.730                  21,556
                                                                                 0.664                 820,017
                                                                                 0.692               1,718,562
                                                                                 0.606               2,225,349
                                                                                 0.409               2,596,073
                                                                                 0.761               3,141,883
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 1.609                  11,720
                                                                                 1.625                  11,720
                                                                                 1.483                  11,720
                                                                                 1.375                  11,854
                                                                                 1.014                  17,375
                                                                                 0.885                 114,226
                                                                                 0.891                 330,498
                                                                                 0.807                 436,406
                                                                                 0.583                 388,046
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.944                   4,482
                                                                                 1.826                   4,482
                                                                                 1.799                   4,482
                                                                                 1.640                   4,482
                                                                                 1.237                   4,482
                                                                                 1.105                 350,077
                                                                                 1.162                 862,453
                                                                                 1.046               1,082,898
                                                                                 0.799               1,349,375
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 1.045                      --
                                                                                 0.962               1,121,697
                                                                                 0.839               1,215,360
                                                                                 0.643               1,357,012
                                                                                 1.089                 687,977
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.471                      --
                                                                                 1.420                      --
                                                                                 1.440                      --
                                                                                 1.390                      --
                                                                                 1.344                      --
                                                                                 1.242                 135,306
                                                                                 1.213                 286,816
                                                                                 1.112                 264,993
                                                                                 0.930                 190,119
                                                                                 1.096                  77,319
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.508                      --
                                                                                 1.433                      --
                                                                                 1.461                      --
                                                                                 1.404                  14,967
                                                                                 1.277                  22,750
                                                                                 1.155                 338,142
                                                                                 1.153                 599,000
                                                                                 1.043                 527,360
                                                                                 0.850                 494,464
                                                                                 1.094                 217,078

                                     UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                             UNIT VALUE AT                   NUMBER OF UNITS
                                                                              BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                        YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06)........ 2016   1.428           1.517                      16
                                                                     2015   1.459           1.428                      16
                                                                     2014   1.401           1.459                     729
                                                                     2013   1.197           1.401                     832
                                                                     2012   1.066           1.197                  13,429
                                                                     2011   1.090           1.066                 615,915
                                                                     2010   0.972           1.090               1,608,114
                                                                     2009   0.775           0.972               1,568,006
                                                                     2008   1.094           0.775               1,234,224
                                                                     2007   1.058           1.094                 498,626
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........ 2016   1.402           1.504                   2,670
                                                                     2015   1.439           1.402                   2,670
                                                                     2014   1.379           1.439                   2,670
                                                                     2013   1.119           1.379                   5,021
                                                                     2012   0.978           1.119                   6,855
                                                                     2011   1.025           0.978               1,091,688
                                                                     2010   0.901           1.025               2,182,678
                                                                     2009   0.704           0.901               2,599,962
                                                                     2008   1.094           0.704               1,941,432
                                                                     2007   1.063           1.094                 985,479
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *............. 2016   1.873           2.074                  11,526
                                                                     2015   1.868           1.873                  13,345
                                                                     2014   1.661           1.868                  13,345
                                                                     2013   1.269           1.661                  13,658
                                                                     2012   1.106           1.269                  17,029
                                                                     2011   1.095           1.106               1,841,088
                                                                     2010   0.962           1.095               5,161,477
                                                                     2009   0.769           0.962               6,550,675
                                                                     2008   1.232           0.769               1,815,747
                                                                     2007   1.241           1.232               2,273,917
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)................ 2016   3.248           3.510                  14,894
                                                                     2015   3.288           3.248                  16,968
                                                                     2014   3.058           3.288                  16,968
                                                                     2013   2.597           3.058                  17,300
                                                                     2012   2.352           2.597                  78,091
                                                                     2011   2.321           2.352                 649,074
                                                                     2010   2.131           2.321               1,642,546
                                                                     2009   1.816           2.131               2,282,536
                                                                     2008   2.357           1.816               2,771,495
                                                                     2007   2.282           2.357               3,848,809
 MSF MFS(R) Value Subaccount (Class A) (4/06)....................... 2016   2.288           2.596                   3,978
                                                                     2015   2.311           2.288                  14,012
                                                                     2014   2.104           2.311                  14,012
                                                                     2013   1.563           2.104                  50,773
                                                                     2012   1.352           1.563                  83,375
                                                                     2011   1.352           1.352                 435,816
                                                                     2010   1.223           1.352               1,391,597
                                                                     2009   1.021           1.223               1,849,141
                                                                     2008   1.526           1.021               1,774,311
                                                                     2007   1.430           1.526               1,622,073
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.............. 2016   1.104           1.109                      --
                                                                     2015   1.126           1.104                  12,766
                                                                     2014   1.208           1.126                  12,766
                                                                     2013   1.000           1.208                  12,820
                                                                     2012   0.852           1.000                  50,153
                                                                     2011   0.982           0.852                 868,593
                                                                     2010   0.916           0.982               2,050,396
                                                                     2009   0.718           0.916               2,221,579
                                                                     2008   1.249           0.718               1,992,105
                                                                     2007   1.279           1.249               2,453,559
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)........... 2016   3.697           4.350                      11
                                                                     2015   3.707           3.697                      11
                                                                     2014   3.738           3.707                      11
                                                                     2013   2.978           3.738                      11

                           UGVA -- SEPARATE ACCOUNT CHARGES 0.85% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2016   2.113
                                                                                   2015   2.226
                                                                                   2014   2.137
                                                                                   2013   1.556
                                                                                   2012   1.348
                                                                                   2011   1.418
                                                                                   2010   1.127
                                                                                   2009   0.902
                                                                                   2008   1.368
                                                                                   2007   1.407
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2016   2.055
                                                                                   2015   1.876
                                                                                   2014   1.738
                                                                                   2013   1.263
                                                                                   2012   1.074
                                                                                   2011   1.098
                                                                                   2010   0.948
                                                                                   2009   0.669
                                                                                   2008   1.163
                                                                                   2007   1.074
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2016   2.654
                                                                                   2015   2.613
                                                                                   2014   2.471
                                                                                   2013   1.728
                                                                                   2012   1.504
                                                                                   2011   1.495
                                                                                   2010   1.120
                                                                                   2009   0.815
                                                                                   2008   1.233
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 2016   1.891
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2016   1.832
                                                                                   2015   1.885
                                                                                   2014   1.806
                                                                                   2013   1.806
                                                                                   2012   1.637
                                                                                   2011   1.610
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.325
                                                                                   2015   1.327
                                                                                   2014   1.299
                                                                                   2013   1.318
                                                                                   2012   1.284
                                                                                   2011   1.226
                                                                                   2010   1.167
                                                                                   2009   1.126
                                                                                   2008   1.138
                                                                                   2007   1.098
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.451
                                                                                   2008   1.396
                                                                                   2007   1.295
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   2.029
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2016   1.795
                                                                                   2015   1.842
                                                                                   2014   1.700
                                                                                   2013   1.444
                                                                                   2012   1.316
                                                                                   2011   1.327
                                                                                   2010   1.193
                                                                                   2009   0.980
                                                                                   2008   1.321
                                                                                   2007   1.202
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 2009   1.071
                                                                                   2008   1.683
                                                                                   2007   1.738



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *......................... 2.541                      43
                                                                                   2.113                      43
                                                                                   2.226                      43
                                                                                   2.137                   1,341
                                                                                   1.556                   2,511
                                                                                   1.348                 499,691
                                                                                   1.418               1,217,190
                                                                                   1.127               1,510,715
                                                                                   0.902               1,394,446
                                                                                   1.368               1,536,939
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................... 2.069                      --
                                                                                   2.055                   3,857
                                                                                   1.876                   3,857
                                                                                   1.738                   3,965
                                                                                   1.263                   9,084
                                                                                   1.074                 431,987
                                                                                   1.098               1,075,429
                                                                                   0.948               1,209,240
                                                                                   0.669               1,176,753
                                                                                   1.163               1,369,916
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................... 2.934                   6,259
                                                                                   2.654                   6,259
                                                                                   2.613                   6,362
                                                                                   2.471                   8,344
                                                                                   1.728                  25,296
                                                                                   1.504               1,009,747
                                                                                   1.495               2,519,980
                                                                                   1.120               2,618,594
                                                                                   0.815               3,152,438
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)........................................................................... 1.971                  10,406
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.893                      --
                                                                                   1.832                     275
                                                                                   1.885                     275
                                                                                   1.806                     275
                                                                                   1.806                     275
                                                                                   1.637                 230,435
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.333                      --
                                                                                   1.325                      --
                                                                                   1.327                      --
                                                                                   1.299                      --
                                                                                   1.318                      --
                                                                                   1.284                 590,742
                                                                                   1.226               1,501,166
                                                                                   1.167               1,816,325
                                                                                   1.126               2,045,839
                                                                                   1.138               2,176,100
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.502                      --
                                                                                   1.451               4,434,661
                                                                                   1.396               3,787,018
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.172                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 1.891                      --
                                                                                   1.795                      --
                                                                                   1.842                      --
                                                                                   1.700                      --
                                                                                   1.444                      --
                                                                                   1.316                  71,873
                                                                                   1.327                 199,644
                                                                                   1.193                 257,895
                                                                                   0.980                 351,774
                                                                                   1.321                 544,181
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 1.041                      --
                                                                                   1.071                 614,754
                                                                                   1.683                 558,261

                                             UGVA -- SEPARATE ACCOUNT CHARGES 1.50%
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01)........... 2008   0.876           0.835                      --
                                                                          2007   0.762           0.876                 874,438
American Funds Insurance Series(R)
 American Funds Global Growth Subaccount (Class 2) (5/04)................ 2016   2.282           2.262                 607,817
                                                                          2015   2.167           2.282                 736,995
                                                                          2014   2.150           2.167                 852,595
                                                                          2013   1.689           2.150               1,048,802
                                                                          2012   1.399           1.689               1,041,246
                                                                          2011   1.559           1.399               2,321,163
                                                                          2010   1.416           1.559               3,630,589
                                                                          2009   1.010           1.416               4,620,155
                                                                          2008   1.664           1.010               5,024,251
                                                                          2007   1.471           1.664               3,743,487
 American Funds Growth Subaccount (Class 2) (5/04)....................... 2016   2.091           2.255                 589,081
                                                                          2015   1.986           2.091                 757,639
                                                                          2014   1.858           1.986                 989,909
                                                                          2013   1.450           1.858               1,378,294
                                                                          2012   1.248           1.450               1,561,413
                                                                          2011   1.324           1.248               3,525,276
                                                                          2010   1.132           1.324               5,380,572
                                                                          2009   0.824           1.132               7,613,172
                                                                          2008   1.494           0.824               7,658,297
                                                                          2007   1.350           1.494               7,546,410
 American Funds Growth-Income Subaccount (Class 2) (5/04)................ 2016   1.838           2.019                 716,983
                                                                          2015   1.839           1.838                 985,531
                                                                          2014   1.687           1.839               1,115,226
                                                                          2013   1.283           1.687               1,232,070
                                                                          2012   1.108           1.283               1,191,896
                                                                          2011   1.146           1.108               2,531,247
                                                                          2010   1.044           1.146               3,555,473
                                                                          2009   0.808           1.044               5,234,657
                                                                          2008   1.319           0.808               5,388,048
                                                                          2007   1.275           1.319               5,065,795
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)............. 2008   1.267           1.213                      --
                                                                          2007   1.201           1.267               4,703,690
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98)....... 2008   1.222           1.154                      --
                                                                          2007   1.395           1.222               6,326,918
Fidelity(R) Variable Insurance Products
 Fidelity VIP Contrafund(R) Subaccount (Service Class 2) (6/01).......... 2016   2.316           2.458                 685,876
                                                                          2015   2.341           2.316                 951,905
                                                                          2014   2.129           2.341               1,121,239
                                                                          2013   1.650           2.129               1,289,447
                                                                          2012   1.442           1.650               1,189,426
                                                                          2011   1.506           1.442               2,288,893
                                                                          2010   1.308           1.506               3,691,336
                                                                          2009   0.980           1.308               5,041,273
                                                                          2008   1.736           0.980               5,597,265
                                                                          2007   1.502           1.736               5,580,152
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................ 2016   3.103           3.422                 665,130
                                                                          2015   3.202           3.103                 825,563
                                                                          2014   3.066           3.202               1,029,418
                                                                          2013   2.291           3.066               1,205,219
                                                                          2012   2.030           2.291               1,143,251
                                                                          2011   2.311           2.030               2,489,259
                                                                          2010   1.825           2.311               3,738,499
                                                                          2009   1.325           1.825               4,879,068
                                                                          2008   2.228           1.325               5,537,872
                                                                          2007   1.961           2.228               6,042,521

                        UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                     UNIT VALUE AT
                                                                                      BEGINNING OF
PORTFOLIO NAME                                                                YEAR        YEAR
---------------------------------------------------------------------------- ------ ---------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.670
                                                                             2015   1.741
                                                                             2014   1.645
                                                                             2013   1.209
                                                                             2012   1.107
                                                                             2011   1.181
                                                                             2010   0.939
                                                                             2009   0.664
                                                                             2008   1.172
                                                                             2007   1.070
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2016   2.113
                                                                             2015   2.668
                                                                             2014   2.956
                                                                             2013   3.029
                                                                             2012   2.717
                                                                             2011   3.278
                                                                             2010   2.830
                                                                             2009   1.664
                                                                             2008   3.572
                                                                             2007   2.816
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2016   1.442
                                                                             2015   1.565
                                                                             2014   1.788
                                                                             2013   1.476
                                                                             2012   1.267
                                                                             2011   1.439
                                                                             2010   1.348
                                                                             2009   0.998
                                                                             2008   1.700
                                                                             2007   1.495
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2016   1.055
                                                                             2015   1.032
                                                                             2014   0.933
                                                                             2013   0.718
                                                                             2012   0.623
                                                                             2011   0.643
                                                                             2010   0.520
                                                                             2009   0.365
                                                                             2008   0.660
                                                                             2007   0.551
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2016   2.194
                                                                             2015   2.468
                                                                             2014   2.463
                                                                             2013   1.863
                                                                             2012   1.640
                                                                             2011   1.793
                                                                             2010   1.457
                                                                             2009   1.113
                                                                             2008   1.763
                                                                             2007   1.837
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2016   2.300
                                                                             2015   2.354
                                                                             2014   2.210
                                                                             2013   2.238
                                                                             2012   1.985
                                                                             2011   1.915
                                                                             2010   1.744
                                                                             2009   1.324
                                                                             2008   1.746
                                                                             2007   1.744
 Templeton Growth Fund, Inc. (Class A) (8/96)............................... 2011   2.035
                                                                             2010   1.921
                                                                             2009   1.491
                                                                             2008   2.677
                                                                             2007   2.660
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).................................. 2007   1.092



                                                                                              NUMBER OF UNITS
                                                                              UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                 END OF YEAR      END OF YEAR
---------------------------------------------------------------------------- --------------- ----------------
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 1.714                 122,143
                                                                             1.670                 145,249
                                                                             1.741                 201,509
                                                                             1.645                 240,309
                                                                             1.209                 235,321
                                                                             1.107                 646,959
                                                                             1.181               1,159,134
                                                                             0.939               1,203,898
                                                                             0.664               1,191,033
                                                                             1.172               1,314,904
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2.444                 167,420
                                                                             2.113                 210,309
                                                                             2.668                 231,287
                                                                             2.956                 292,183
                                                                             3.029                 350,324
                                                                             2.717                 907,540
                                                                             3.278               1,352,281
                                                                             2.830               2,031,237
                                                                             1.664               2,084,019
                                                                             3.572               2,233,832
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 1.522                 105,285
                                                                             1.442                 152,493
                                                                             1.565                 305,688
                                                                             1.788                 345,746
                                                                             1.476                 312,370
                                                                             1.267               1,017,766
                                                                             1.439               1,728,098
                                                                             1.348               2,457,767
                                                                             0.998               2,721,326
                                                                             1.700               2,382,872
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 1.165               1,338,672
                                                                             1.055               1,635,981
                                                                             1.032               1,689,787
                                                                             0.933               2,015,766
                                                                             0.718               2,543,697
                                                                             0.623               4,004,440
                                                                             0.643               5,664,772
                                                                             0.520               9,355,562
                                                                             0.365              10,087,618
                                                                             0.660              10,938,244
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2.689                   2,210
                                                                             2.194                   4,218
                                                                             2.468                   6,465
                                                                             2.463                  29,188
                                                                             1.863                  32,146
                                                                             1.640                 375,805
                                                                             1.793                 596,636
                                                                             1.457                 817,636
                                                                             1.113                 946,655
                                                                             1.763               1,071,387
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2.447                 218,542
                                                                             2.300                 299,279
                                                                             2.354                 303,561
                                                                             2.210                 426,381
                                                                             2.238                 486,885
                                                                             1.985               1,108,503
                                                                             1.915               1,593,590
                                                                             1.744               2,305,464
                                                                             1.324               2,546,218
                                                                             1.746               2,934,324
 Templeton Growth Fund, Inc. (Class A) (8/96)............................... 2.278                     101
                                                                             2.035               4,345,226
                                                                             1.921               5,791,136
                                                                             1.491               6,691,155
                                                                             2.677               8,580,420
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01).................................. 1.142                      --

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                          UNIT VALUE AT
                                                                                           BEGINNING OF
PORTFOLIO NAME                                                                     YEAR        YEAR
--------------------------------------------------------------------------------- ------ ---------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.957
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.047
                                                                                  2015   2.115
                                                                                  2014   1.783
                                                                                  2013   1.225
                                                                                  2012   1.047
                                                                                  2011   1.038
                                                                                  2010   0.843
                                                                                  2009   0.636
                                                                                  2008   1.083
                                                                                  2007   1.083
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.179
                                                                                  2013   0.906
                                                                                  2012   0.800
                                                                                  2011   0.865
                                                                                  2010   0.753
                                                                                  2009   0.591
                                                                                  2008   0.946
                                                                                  2007   0.996
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.287
                                                                                  2015   2.285
                                                                                  2014   2.090
                                                                                  2013   1.632
                                                                                  2012   1.429
                                                                                  2011   1.413
                                                                                  2010   1.274
                                                                                  2009   1.059
                                                                                  2008   1.521
                                                                                  2007   1.424
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.913
                                                                                  2015   2.029
                                                                                  2014   1.813
                                                                                  2013   1.461
                                                                                  2012   1.299
                                                                                  2011   1.222
                                                                                  2010   1.105
                                                                                  2009   0.913
                                                                                  2008   1.426
                                                                                  2007   1.418
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.055
                                                                                  2015   2.825
                                                                                  2014   2.516
                                                                                  2013   1.852
                                                                                  2012   1.563
                                                                                  2011   1.597
                                                                                  2010   1.476
                                                                                  2009   1.052
                                                                                  2008   1.703
                                                                                  2007   1.642
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.399
                                                                                  2015   2.507
                                                                                  2014   2.278
                                                                                  2013   1.747
                                                                                  2012   1.522
                                                                                  2011   1.472
                                                                                  2010   1.365
                                                                                  2009   1.113
                                                                                  2008   1.755
                                                                                  2007   1.715
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2016   2.280
                                                                                  2015   2.420
                                                                                  2014   2.361
                                                                                  2013   1.630
                                                                                  2012   1.385
                                                                                  2011   1.387
                                                                                  2010   1.125
                                                                                  2009   0.800
                                                                                  2008   1.369
                                                                                  2007   1.328



                                                                                                   NUMBER OF UNITS
                                                                                   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                      END OF YEAR      END OF YEAR
--------------------------------------------------------------------------------- --------------- ----------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 1.019                      --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2.041                 452,911
                                                                                  2.047                 621,283
                                                                                  2.115                 820,379
                                                                                  1.783               1,021,363
                                                                                  1.225               1,392,820
                                                                                  1.047               5,496,881
                                                                                  1.038               9,416,445
                                                                                  0.843              13,572,402
                                                                                  0.636              16,976,266
                                                                                  1.083              21,494,932
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 1.186                      --
                                                                                  1.179                 645,231
                                                                                  0.906                 811,378
                                                                                  0.800               1,584,515
                                                                                  0.865               2,329,370
                                                                                  0.753               3,427,943
                                                                                  0.591               4,343,479
                                                                                  0.946               5,306,512
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2.473                 787,876
                                                                                  2.287                 945,203
                                                                                  2.285               1,073,636
                                                                                  2.090               1,413,832
                                                                                  1.632               1,967,135
                                                                                  1.429               3,420,221
                                                                                  1.413               5,583,597
                                                                                  1.274               7,677,015
                                                                                  1.059               9,559,541
                                                                                  1.521              10,834,100
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2.167                 376,144
                                                                                  1.913                 417,614
                                                                                  2.029                 464,792
                                                                                  1.813                 479,600
                                                                                  1.461                 682,316
                                                                                  1.299               1,050,595
                                                                                  1.222               1,636,261
                                                                                  1.105               2,171,739
                                                                                  0.913               2,313,377
                                                                                  1.426               2,974,206
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 3.232                  58,567
                                                                                  3.055                  76,004
                                                                                  2.825                 164,648
                                                                                  2.516                 186,618
                                                                                  1.852                 215,857
                                                                                  1.563                 583,245
                                                                                  1.597               1,241,462
                                                                                  1.476               1,934,945
                                                                                  1.052               2,265,637
                                                                                  1.703               2,750,663
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2.670                 312,652
                                                                                  2.399                 331,076
                                                                                  2.507                 473,327
                                                                                  2.278                 547,846
                                                                                  1.747                 622,069
                                                                                  1.522               1,120,234
                                                                                  1.472               1,970,174
                                                                                  1.365               2,421,511
                                                                                  1.113               3,019,330
                                                                                  1.755               4,171,098
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2.377                 139,967
                                                                                  2.280                 149,408
                                                                                  2.420                 207,796
                                                                                  2.361                 314,947
                                                                                  1.630                 203,671
                                                                                  1.385                 473,812
                                                                                  1.387                 619,786
                                                                                  1.125                 910,594
                                                                                  0.800               1,049,622
                                                                                  1.369               1,161,590

                              UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                                 UNIT VALUE AT
                                                                                                  BEGINNING OF
PORTFOLIO NAME                                                                            YEAR        YEAR
---------------------------------------------------------------------------------------- ------ ---------------
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.802
                                                                                         2008   1.303
                                                                                         2007   1.261
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   0.982
                                                                                         2015   0.982
                                                                                         2014   0.982
                                                                                         2013   0.982
                                                                                         2012   0.982
                                                                                         2011   0.993
                                                                                         2010   0.923
                                                                                         2009   0.798
                                                                                         2008   1.028
                                                                                         2007   1.030
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.449
                                                                                         2010   1.319
                                                                                         2009   1.122
                                                                                         2008   1.318
                                                                                         2007   1.312
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.114
                                                                                         2015   2.280
                                                                                         2014   2.341
                                                                                         2013   2.236
                                                                                         2012   1.919
                                                                                         2011   1.915
                                                                                         2010   1.691
                                                                                         2009   1.104
                                                                                         2008   1.620
                                                                                         2007   1.645
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.186
                                                                                         2009   1.202
                                                                                         2008   1.189
                                                                                         2007   1.150
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.203
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.384
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.266
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.299
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.367
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.554
                                                                                         2007   2.444
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.511
                                                                                         2015   2.646
                                                                                         2014   2.594
                                                                                         2013   2.396
                                                                                         2012   2.081
                                                                                         2011   2.058
                                                                                         2010   1.798
                                                                                         2009   1.238
                                                                                         2008   1.657
                                                                                         2007   1.636
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.163
                                                                                         2015   1.195
                                                                                         2014   1.067
                                                                                         2013   1.044
                                                                                         2012   0.839
                                                                                         2011   0.900
                                                                                         2010   0.785
                                                                                         2009   0.590
                                                                                         2008   1.025
                                                                                         2007   1.221



                                                                                                          NUMBER OF UNITS
                                                                                          UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                             END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------------- --------------- ----------------
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.781                      --
                                                                                         0.802               4,827,462
                                                                                         1.303               5,348,274
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 0.982                      --
                                                                                         0.982                      --
                                                                                         0.982                      --
                                                                                         0.982                      --
                                                                                         0.982                      --
                                                                                         0.982                      --
                                                                                         0.993                 160,298
                                                                                         0.923                 246,749
                                                                                         0.798                 224,610
                                                                                         1.028                 221,091
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 1.478                      --
                                                                                         1.449                 228,294
                                                                                         1.319                 344,115
                                                                                         1.122                 417,035
                                                                                         1.318                 492,601
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.408                 180,445
                                                                                         2.114                 227,260
                                                                                         2.280                 230,128
                                                                                         2.341                 270,798
                                                                                         2.236                 342,378
                                                                                         1.919                 541,879
                                                                                         1.915               1,073,301
                                                                                         1.691               1,408,435
                                                                                         1.104               1,411,761
                                                                                         1.620               1,693,627
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.180                  19,801
                                                                                         1.186              20,789,255
                                                                                         1.202              25,698,941
                                                                                         1.189              23,746,080
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2.312                      --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 1.424                      --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 1.351                      --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 1.350                      --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 1.507                      --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2.462                      --
                                                                                         2.554               1,750,476
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2.830                 233,193
                                                                                         2.511                 281,354
                                                                                         2.646                 322,828
                                                                                         2.594                 365,289
                                                                                         2.396                 374,729
                                                                                         2.081                 553,829
                                                                                         2.058                 595,615
                                                                                         1.798                 751,479
                                                                                         1.238                 727,102
                                                                                         1.657                 809,970
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 1.159                 483,901
                                                                                         1.163                 658,071
                                                                                         1.195                 760,855
                                                                                         1.067                 970,524
                                                                                         1.044               1,065,540
                                                                                         0.839               1,639,889
                                                                                         0.900               2,287,070
                                                                                         0.785               3,028,799
                                                                                         0.590               2,894,871
                                                                                         1.025               3,183,922

UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)                                UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........ 2014   3.688           3.842                      --
                                                                           2013   2.900           3.688               2,726,896
                                                                           2012   2.397           2.900               3,017,101
                                                                           2011   2.625           2.397               5,089,994
                                                                           2010   2.430           2.625               6,764,459
                                                                           2009   1.722           2.430               9,244,599
                                                                           2008   3.007           1.722              10,841,868
                                                                           2007   2.340           3.007              11,858,330
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........... 2016   4.087           4.147               1,511,189
                                                                           2015   4.314           4.087               1,844,369
                                                                           2014   3.831           4.314               2,425,184
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......... 2016   2.015           2.152                 572,124
                                                                           2015   2.137           2.015                 765,362
                                                                           2014   2.296           2.137                 946,535
                                                                           2013   1.782           2.296               1,093,256
                                                                           2012   1.397           1.782               1,181,106
                                                                           2011   1.649           1.397               1,914,695
                                                                           2010   1.435           1.649               2,626,274
                                                                           2009   0.937           1.435               3,344,044
                                                                           2008   1.604           0.937               3,845,961
                                                                           2007   1.643           1.604               4,825,986
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................ 2016   2.206           2.549                  76,201
                                                                           2015   2.382           2.206                  87,090
                                                                           2014   2.212           2.382                 107,201
                                                                           2013   1.658           2.212                 137,500
                                                                           2012   1.420           1.658                 195,427
                                                                           2011   1.463           1.420                 629,308
                                                                           2010   1.293           1.463                 943,139
                                                                           2009   1.036           1.293               1,213,461
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................. 2016   1.679           1.910                 186,529
                                                                           2015   1.872           1.679                 244,225
                                                                           2014   1.734           1.872                 407,395
                                                                           2013   1.350           1.734                 492,567
                                                                           2012   1.195           1.350                 477,866
                                                                           2011   1.260           1.195                 919,362
                                                                           2010   1.019           1.260               1,149,463
                                                                           2009   0.817           1.019               1,643,653
                                                                           2008   1.355           0.817               1,718,984
                                                                           2007   1.491           1.355               1,706,830
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2016   1.790           1.845                   4,350
                                                                           2015   1.852           1.790                  79,593
                                                                           2014   1.789           1.852                 100,576
                                                                           2013   1.679           1.789                 112,154
                                                                           2012   1.505           1.679                 166,257
                                                                           2011   1.458           1.505                 647,083
                                                                           2010   1.308           1.458                 537,902
                                                                           2009   0.968           1.308                 692,499
                                                                           2008   1.204           0.968                 580,196
                                                                           2007   1.144           1.204                 540,784
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.754           0.717                      --
                                                                           2008   1.334           0.754               6,218,100
                                                                           2007   1.210           1.334               7,490,845
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.262           2.403                      --
                                                                           2012   1.878           2.262               2,024,706
                                                                           2011   2.280           1.878               3,263,379
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.109           1.164                      --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.572           1.677                 123,834
                                                                           2015   1.528           1.572                 126,138
                                                                           2014   1.365           1.528                 160,752
                                                                           2013   1.033           1.365                 221,441
                                                                           2012   0.924           1.033                 166,720
                                                                           2011   0.936           0.924                 453,185
                                                                           2010   0.844           0.936                 682,964
                                                                           2009   0.719           0.844                 935,154
                                                                           2008   1.163           0.719               1,036,612
                                                                           2007   1.154           1.163               1,052,239

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                  UNIT VALUE AT                   NUMBER OF UNITS
                                                                                   BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                             YEAR        YEAR        END OF YEAR      END OF YEAR
------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2016   1.265           1.358                 406,015
                                                                          2015   1.311           1.265                 536,861
                                                                          2014   1.266           1.311                 777,300
                                                                          2013   0.992           1.266                 789,712
                                                                          2012   0.863           0.992                 799,984
                                                                          2011   1.008           0.863               2,375,094
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2016   2.191           2.832                 417,089
                                                                          2015   2.351           2.191                 606,116
                                                                          2014   2.346           2.351                 839,902
                                                                          2013   1.798           2.346               1,015,202
                                                                          2012   1.547           1.798               1,053,721
                                                                          2011   1.726           1.547               1,546,770
                                                                          2010   1.461           1.726               2,467,558
                                                                          2009   1.173           1.461               3,428,755
                                                                          2008   1.696           1.173               4,019,529
                                                                          2007   1.776           1.696               4,427,287
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.479           2.688                      --
                                                                          2012   2.384           2.479                 359,052
                                                                          2011   2.551           2.384                 680,005
                                                                          2010   2.101           2.551               1,022,484
                                                                          2009   1.555           2.101               1,403,029
                                                                          2008   2.457           1.555               1,455,046
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2016   1.200           1.186               2,445,940
                                                                          2015   1.171           1.200               3,118,675
                                                                          2014   1.163           1.171               4,008,180
                                                                          2013   1.015           1.163               4,532,029
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.817           1.836                 578,374
                                                                          2015   1.844           1.817                 866,313
                                                                          2014   1.796           1.844               1,088,900
                                                                          2013   1.859           1.796               1,416,827
                                                                          2012   1.727           1.859               2,231,389
                                                                          2011   1.699           1.727               3,475,444
                                                                          2010   1.595           1.699               5,168,365
                                                                          2009   1.430           1.595               6,012,210
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.200           2.214                      --
                                                                          2015   2.232           2.200                  38,263
                                                                          2014   2.038           2.232                  38,418
                                                                          2013   1.555           2.038                  45,049
                                                                          2012   1.427           1.555                  32,302
                                                                          2011   1.518           1.427                  82,418
                                                                          2010   1.326           1.518                 172,326
                                                                          2009   1.086           1.326                 223,699
                                                                          2008   1.642           1.086                 208,300
                                                                          2007   1.587           1.642                 210,377
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.402           2.462                      --
                                                                          2015   2.470           2.402                 189,815
                                                                          2014   2.397           2.470                 211,842
                                                                          2013   2.396           2.397                 211,922
                                                                          2012   2.180           2.396                 386,035
                                                                          2011   2.135           2.180                 743,949
                                                                          2010   1.932           2.135               1,079,908
                                                                          2009   1.474           1.932               1,467,696
                                                                          2008   1.676           1.474               1,616,705
                                                                          2007   1.595           1.676               1,579,932
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.424           1.626               2,190,380
                                                                          2015   1.499           1.424               2,556,577
                                                                          2014   1.343           1.499               3,089,616
                                                                          2013   1.019           1.343               3,715,635
                                                                          2012   0.877           1.019               4,059,473
                                                                          2011   0.928           0.877               6,250,485
                                                                          2010   0.805           0.928               8,785,390
                                                                          2009   0.690           0.805              11,794,236
                                                                          2008   1.100           0.690              14,364,659
                                                                          2007   1.077           1.100              17,761,155
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.232           1.409                 304,456
                                                                          2015   1.296           1.232                 343,810
                                                                          2014   1.187           1.296                 530,701
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00)......... 2007   1.308           1.348                      --

UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)                                UNIT VALUE AT                   NUMBER OF
UNITS                                                                               BEGINNING OF   UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                              YEAR        YEAR        END OF YEAR      END OF YEAR
-------------------------------------------------------------------------- ------ --------------- --------------- ----------------
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.128           1.208                      --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.121           1.169                      --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.318           1.314                      --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.656           1.670                     691
                                                                           2015   1.677           1.656                     890
                                                                           2014   1.609           1.677                   1,111
                                                                           2013   1.672           1.609                   1,299
                                                                           2012   1.633           1.672                  18,678
                                                                           2011   1.542           1.633                 619,426
                                                                           2010   1.476           1.542               1,170,552
                                                                           2009   1.425           1.476               1,649,045
                                                                           2008   1.365           1.425               1,982,332
                                                                           2007   1.346           1.365               2,195,682
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   1.833           1.862                 228,784
                                                                           2015   1.849           1.833                 343,587
                                                                           2014   1.753           1.849                 473,331
                                                                           2013   1.793           1.753                 570,343
                                                                           2012   1.693           1.793                 803,388
                                                                           2011   1.613           1.693               1,134,410
                                                                           2010   1.511           1.613               1,430,338
                                                                           2009   1.401           1.511               1,708,356
                                                                           2008   1.473           1.401               1,926,108
                                                                           2007   1.407           1.473               2,277,476
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.233           2.202               1,028,284
                                                                           2015   2.133           2.233               1,188,856
                                                                           2014   1.988           2.133               1,597,935
                                                                           2013   1.504           1.988               1,860,476
                                                                           2012   1.335           1.504               2,183,384
                                                                           2011   1.488           1.335               4,271,633
                                                                           2010   1.261           1.488               6,352,104
                                                                           2009   1.000           1.261               8,635,069
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).......... 2016   1.084           1.070               1,982,384
                                                                           2015   1.101           1.084               2,372,728
                                                                           2014   1.117           1.101               2,940,277
                                                                           2013   1.134           1.117               4,690,084
                                                                           2012   1.151           1.134               5,381,875
                                                                           2011   1.169           1.151              10,700,969
                                                                           2010   1.180           1.169              15,885,818
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.933           0.974                      --
                                                                           2008   1.716           0.933               5,414,777
                                                                           2007   1.676           1.716               6,378,104
 MSF FI Value Leaders Subaccount (Class D) (4/06)......................... 2013   1.776           1.956                      --
                                                                           2012   1.559           1.776                 636,361
                                                                           2011   1.688           1.559               1,019,260
                                                                           2010   1.497           1.688               1,537,540
                                                                           2009   1.249           1.497               2,087,504
                                                                           2008   2.079           1.249               2,363,906
                                                                           2007   2.027           2.079               3,034,380
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).................. 2016   0.981           1.017               1,013,376
                                                                           2015   0.968           0.981               1,211,817
                                                                           2014   0.885           0.968               1,488,802
                                                                           2013   0.677           0.885               1,820,443
                                                                           2012   0.620           0.677               1,841,954
                                                                           2011   0.650           0.620               4,107,997
                                                                           2010   0.573           0.650               5,882,424
                                                                           2009   0.390           0.573               8,574,314
                                                                           2008   0.729           0.390              10,248,598
                                                                           2007   0.615           0.729              11,521,344
 MSF Jennison Growth Subaccount (Class B) (4/08).......................... 2016   1.477           1.453                      44
                                                                           2015   1.357           1.477                     105
                                                                           2014   1.266           1.357                     119
                                                                           2013   0.940           1.266                   1,368
                                                                           2012   0.826           0.940                     247
                                                                           2011   0.837           0.826                 656,320
                                                                           2010   0.763           0.837                 792,659
                                                                           2009   0.555           0.763                 952,831
                                                                           2008   0.837           0.555                 919,191

                          UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.630
                                                                                 2015   1.616
                                                                                 2014   1.482
                                                                                 2013   1.125
                                                                                 2012   1.012
                                                                                 2011   1.071
                                                                                 2010   0.971
                                                                                 2009   0.746
                                                                                 2008   1.208
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.933
                                                                                 2010   0.819
                                                                                 2009   0.632
                                                                                 2008   1.077
                                                                                 2007   1.059
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.333
                                                                                 2015   1.361
                                                                                 2014   1.323
                                                                                 2013   1.287
                                                                                 2012   1.197
                                                                                 2011   1.177
                                                                                 2010   1.085
                                                                                 2009   0.914
                                                                                 2008   1.084
                                                                                 2007   1.042
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.346
                                                                                 2015   1.381
                                                                                 2014   1.336
                                                                                 2013   1.223
                                                                                 2012   1.114
                                                                                 2011   1.119
                                                                                 2010   1.018
                                                                                 2009   0.836
                                                                                 2008   1.082
                                                                                 2007   1.048
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.341
                                                                                 2015   1.379
                                                                                 2014   1.332
                                                                                 2013   1.146
                                                                                 2012   1.028
                                                                                 2011   1.058
                                                                                 2010   0.949
                                                                                 2009   0.761
                                                                                 2008   1.083
                                                                                 2007   1.053
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.317
                                                                                 2015   1.360
                                                                                 2014   1.312
                                                                                 2013   1.071
                                                                                 2012   0.943
                                                                                 2011   0.994
                                                                                 2010   0.880
                                                                                 2009   0.692
                                                                                 2008   1.083
                                                                                 2007   1.058
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *......................... 2016   1.705
                                                                                 2015   1.711
                                                                                 2014   1.532
                                                                                 2013   1.178
                                                                                 2012   1.033
                                                                                 2011   1.030
                                                                                 2010   0.910
                                                                                 2009   0.732
                                                                                 2008   1.181
                                                                                 2007   1.191



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 1.723                 621,915
                                                                                 1.630                 798,154
                                                                                 1.616               1,009,724
                                                                                 1.482               1,175,260
                                                                                 1.125               1,201,043
                                                                                 1.012               2,021,761
                                                                                 1.071               2,662,758
                                                                                 0.971               3,396,812
                                                                                 0.746               4,124,178
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 1.012                      --
                                                                                 0.933               3,129,304
                                                                                 0.819               3,616,932
                                                                                 0.632               2,941,550
                                                                                 1.077               1,619,336
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 1.373                 283,715
                                                                                 1.333                 439,700
                                                                                 1.361                 654,618
                                                                                 1.323                 751,144
                                                                                 1.287               1,314,938
                                                                                 1.197                 956,509
                                                                                 1.177               1,013,942
                                                                                 1.085                 829,618
                                                                                 0.914                 838,465
                                                                                 1.084                 702,513
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 1.406                 568,322
                                                                                 1.346                 752,136
                                                                                 1.381                 842,217
                                                                                 1.336                 744,114
                                                                                 1.223                 657,989
                                                                                 1.114               1,547,849
                                                                                 1.119               1,711,841
                                                                                 1.018               1,447,510
                                                                                 0.836               1,360,479
                                                                                 1.082                 747,274
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 1.415               1,004,633
                                                                                 1.341               1,552,232
                                                                                 1.379               2,175,858
                                                                                 1.332               2,198,069
                                                                                 1.146               2,038,663
                                                                                 1.028               3,503,957
                                                                                 1.058               3,427,593
                                                                                 0.949               4,789,618
                                                                                 0.761               4,293,313
                                                                                 1.083               2,688,290
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 1.403               1,386,271
                                                                                 1.317               1,404,588
                                                                                 1.360               2,814,952
                                                                                 1.312               2,821,535
                                                                                 1.071               2,710,775
                                                                                 0.943               3,920,004
                                                                                 0.994               4,875,116
                                                                                 0.880               5,514,743
                                                                                 0.692               5,149,948
                                                                                 1.083               4,096,531
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *......................... 1.875               2,314,895
                                                                                 1.705               2,693,931
                                                                                 1.711               3,246,009
                                                                                 1.532               3,547,165
                                                                                 1.178               4,290,913
                                                                                 1.033               6,224,466
                                                                                 1.030               9,123,387
                                                                                 0.910               5,154,331
                                                                                 0.732               1,634,980
                                                                                 1.181               1,935,857

                          UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                         UNIT VALUE AT
                                                                                          BEGINNING OF
PORTFOLIO NAME                                                                    YEAR        YEAR
-------------------------------------------------------------------------------- ------ ---------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 2016   2.860
                                                                                 2015   2.914
                                                                                 2014   2.728
                                                                                 2013   2.332
                                                                                 2012   2.126
                                                                                 2011   2.111
                                                                                 2010   1.951
                                                                                 2009   1.673
                                                                                 2008   2.186
                                                                                 2007   2.130
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2016   2.121
                                                                                 2015   2.157
                                                                                 2014   1.976
                                                                                 2013   1.478
                                                                                 2012   1.286
                                                                                 2011   1.294
                                                                                 2010   1.179
                                                                                 2009   0.991
                                                                                 2008   1.490
                                                                                 2007   1.406
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 2016   0.999
                                                                                 2015   1.025
                                                                                 2014   1.107
                                                                                 2013   0.922
                                                                                 2012   0.791
                                                                                 2011   0.918
                                                                                 2010   0.861
                                                                                 2009   0.679
                                                                                 2008   1.191
                                                                                 2007   1.220
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 2016   3.302
                                                                                 2015   3.332
                                                                                 2014   3.382
                                                                                 2013   2.707
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2016   1.913
                                                                                 2015   2.028
                                                                                 2014   1.960
                                                                                 2013   1.436
                                                                                 2012   1.253
                                                                                 2011   1.326
                                                                                 2010   1.061
                                                                                 2009   0.854
                                                                                 2008   1.304
                                                                                 2007   1.343
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 2016   1.930
                                                                                 2015   1.773
                                                                                 2014   1.654
                                                                                 2013   1.210
                                                                                 2012   1.035
                                                                                 2011   1.065
                                                                                 2010   0.926
                                                                                 2009   0.657
                                                                                 2008   1.150
                                                                                 2007   1.070
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2016   2.367
                                                                                 2015   2.345
                                                                                 2014   2.233
                                                                                 2013   1.572
                                                                                 2012   1.377
                                                                                 2011   1.378
                                                                                 2010   1.038
                                                                                 2009   0.760
                                                                                 2008   1.156
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)......................................................................... 2016   1.685



                                                                                                  NUMBER OF UNITS
                                                                                  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                     END OF YEAR      END OF YEAR
-------------------------------------------------------------------------------- --------------- ----------------
 MSF MFS(R) Total Return Subaccount (Class F) (4/06)............................ 3.071               1,196,492
                                                                                 2.860               1,435,777
                                                                                 2.914               1,856,803
                                                                                 2.728               2,131,363
                                                                                 2.332               2,519,099
                                                                                 2.126               4,024,032
                                                                                 2.111               5,718,141
                                                                                 1.951               7,462,919
                                                                                 1.673               8,794,148
                                                                                 2.186              10,568,624
 MSF MFS(R) Value Subaccount (Class A) (4/06)................................... 2.390                 740,669
                                                                                 2.121               1,060,327
                                                                                 2.157               1,243,129
                                                                                 1.976               1,521,984
                                                                                 1.478                 782,017
                                                                                 1.286               1,221,762
                                                                                 1.294               1,590,982
                                                                                 1.179               1,980,595
                                                                                 0.991               1,851,808
                                                                                 1.490               1,614,190
 MSF MSCI EAFE(R) Index Subaccount (Class A) (11/07) *.......................... 0.997                   3,431
                                                                                 0.999                   3,431
                                                                                 1.025                   3,911
                                                                                 1.107                   8,224
                                                                                 0.922                  22,712
                                                                                 0.791                 676,400
                                                                                 0.918               1,160,937
                                                                                 0.861               1,884,111
                                                                                 0.679               2,050,394
                                                                                 1.191               2,427,902
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)....................... 3.860                  87,246
                                                                                 3.302                 103,313
                                                                                 3.332                 199,139
                                                                                 3.382                 251,566
 MSF Russell 2000(R) Index Subaccount (Class A) (11/07) *....................... 2.285                  16,621
                                                                                 1.913                  16,621
                                                                                 2.028                  19,371
                                                                                 1.960                  20,485
                                                                                 1.436                  23,971
                                                                                 1.253                 694,038
                                                                                 1.326               1,280,754
                                                                                 1.061               2,068,058
                                                                                 0.854               2,315,257
                                                                                 1.304               2,577,412
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)................. 1.930                 477,742
                                                                                 1.930                 555,861
                                                                                 1.773                 707,338
                                                                                 1.654                 962,753
                                                                                 1.210                 814,445
                                                                                 1.035               1,430,167
                                                                                 1.065               1,912,226
                                                                                 0.926               2,183,257
                                                                                 0.657               2,258,484
                                                                                 1.150               2,447,922
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)................. 2.600                 914,090
                                                                                 2.367               1,045,821
                                                                                 2.345               1,290,746
                                                                                 2.233               1,406,623
                                                                                 1.572               1,461,752
                                                                                 1.377               3,053,753
                                                                                 1.378               3,823,199
                                                                                 1.038               4,472,547
                                                                                 0.760               5,374,928
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A)
 (5/16)......................................................................... 1.748                 332,708

                           UGVA -- SEPARATE ACCOUNT CHARGES 1.50% (CONTINUED)
                                                                                           UNIT VALUE AT
                                                                                            BEGINNING OF
PORTFOLIO NAME                                                                      YEAR        YEAR
---------------------------------------------------------------------------------- ------ ---------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 2016   1.636
                                                                                   2015   1.694
                                                                                   2014   1.633
                                                                                   2013   1.645
                                                                                   2012   1.500
                                                                                   2011   1.480
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 2016   1.228
                                                                                   2015   1.238
                                                                                   2014   1.220
                                                                                   2013   1.246
                                                                                   2012   1.222
                                                                                   2011   1.174
                                                                                   2010   1.124
                                                                                   2009   1.092
                                                                                   2008   1.111
                                                                                   2007   1.079
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 2009   1.380
                                                                                   2008   1.337
                                                                                   2007   1.248
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2007   1.956
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 2016   1.664
                                                                                   2015   1.719
                                                                                   2014   1.596
                                                                                   2013   1.365
                                                                                   2012   1.252
                                                                                   2011   1.271
                                                                                   2010   1.150
                                                                                   2009   0.951
                                                                                   2008   1.290
                                                                                   2007   1.181
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 2009   1.032
                                                                                   2008   1.632
                                                                                   2007   1.697



                                                                                                    NUMBER OF UNITS
                                                                                    UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                                                       END OF YEAR      END OF YEAR
---------------------------------------------------------------------------------- --------------- ----------------
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B)
 (5/11)........................................................................... 1.686                      --
                                                                                   1.636                   1,962
                                                                                   1.694                   2,278
                                                                                   1.633                   2,605
                                                                                   1.645                   2,722
                                                                                   1.500                  87,831
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *....... 1.227                 722,277
                                                                                   1.228                 907,065
                                                                                   1.238               1,081,201
                                                                                   1.220               1,255,812
                                                                                   1.246               1,410,355
                                                                                   1.222               1,760,471
                                                                                   1.174               2,769,958
                                                                                   1.124               3,332,593
                                                                                   1.092               4,168,442
                                                                                   1.111               4,542,557
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).................. 1.426                      --
                                                                                   1.380               6,162,324
                                                                                   1.337               5,140,662
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)........................... 2.089                      --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)..................... 1.742                 121,882
                                                                                   1.664                 121,799
                                                                                   1.719                 143,683
                                                                                   1.596                 153,368
                                                                                   1.365                 152,190
                                                                                   1.252                 317,697
                                                                                   1.271                 585,759
                                                                                   1.150                 806,914
                                                                                   0.951                 903,820
                                                                                   1.290               1,194,548
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)............................... 1.002                      --
                                                                                   1.032               1,426,592
                                                                                   1.632               1,340,137


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(R) Value Portfolio merged into Met Investors Series Trust - MFS(R) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(R) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is

                                   APPENDIX B
--------------------------------------------------------------------------------
             ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS



Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.



UNDERLYING FUND NAME CHANGES

The following former Underlying Funds were renamed:



                       FORMER NAME                                                NEW NAME
--------------------------------------------------------- -------------------------------------------------------
MET INVESTORS SERIES TRUST                                BRIGHTHOUSE FUNDS TRUST I
 Met/Wellington Large Cap Research Portfolio -- Class E   Brighthouse/Wellington Large Cap Research Portfolio --
                                                          Class E
 MetLife Asset Allocation 100 Portfolio - Class B         Brighthouse Asset Allocation 100 Portfolio - Class B
 MetLife Small Cap Value Portfolio - Class B              Brighthouse Small Cap Value Portfolio - Class B
METROPOLITAN SERIES FUND                                  BRIGHTHOUSE FUNDS TRUST II
 Barclays Aggregate Bond Index Portfolio - Class A        MetLife Aggregate Bond Index Portfolio - Class A
 Met/Wellington Core Equity Opportunities Portfolio --    Brigthouse/Wellington Core Equity Opportunities
  Class A                                                 Portfolio -- Class A
 MetLife Asset Allocation 20 Portfolio - Class B          Brighthouse Asset Allocation 20 Portfolio - Class B
 MetLife Asset Allocation 40 Portfolio - Class B          Brighthouse Asset Allocation 40 Portfolio - Class B
 MetLife Asset Allocation 60 Portfolio - Class B          Brighthouse Asset Allocation 60 Portfolio - Class B
 MetLife Asset Allocation 80 Portfolio - Class B          Brighthouse Asset Allocation 80 Portfolio - Class B
 MSCI EAFE(R) Index Portfolio - Class A                   MetLife MSCI EAFE(R) Index Portfolio - Class A
 Russell 2000(R) Index Portfolio - Class A                MetLife Russell 2000(R) Index Portfolio - Class A

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                                   APPENDIX C
--------------------------------------------------------------------------------
                      PORTFOLIO LEGAL AND MARKETING NAMES



            SERIES FUND/TRUST                  PORTFOLIO/SERIES                 MARKETING NAME
----------------------------------------- ------------------------- -------------------------------------
American Funds Insurance Series(R)        Global Growth Fund        American Funds Global Growth Fund
American Funds Insurance Series(R)        Growth-Income Fund        American Funds Growth-Income
                                                                    Fund
American Funds Insurance Series(R)        Growth Fund               American Funds Growth Fund
Janus Aspen Series                        Enterprise Portfolio      Janus Aspen Enterprise Portfolio
Fidelity(R) Variable Insurance Products   Contrafund(R) Portfolio   Fidelity VIP Contrafund(R) Portfolio
Fidelity(R) Variable Insurance Products   Mid Cap Portfolio         Fidelity VIP Mid Cap Portfolio


                   ANNUITY CONTRACT LEGAL AND MARKETING NAME


         ANNUITY CONTRACT          MARKETING NAME
--------------------------------- ---------------
Registered Fixed Account Option   Fixed Account

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                                   APPENDIX D
--------------------------------------------------------------------------------
              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

The Insurance Company

Principal Underwriter

Custodian

Distribution and Principal Underwriting Agreement

Calculation of Annuity Unit Value


Advertisement of the Separate Account


Taxes

 Qualified Annuity Contracts

 ERISA

 Federal Estate Taxes

 Generation-Skipping Transfer Tax

 Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations

Independent Registered Public Accounting Firm

Condensed Financial Information

Financial Statements


COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
BRIGHTHOUSE LIFE INSURANCE COMPANY, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.



Name:_______________________________________________________________






Address:_____________________________________________________________












Form SAI Book 94

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                                   APPENDIX E
--------------------------------------------------------------------------------
                                COMPETING FUNDS


The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

   o   NONE

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                                   APPENDIX F
--------------------------------------------------------------------------------
                               PREMIUM TAX TABLE


If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                           QUALIFIED     NON-QUALIFIED
                           CONTRACTS       CONTRACTS
                          -----------   --------------
California(1)..........     0.50%           2.35%
Florida(2).............     1.00%           1.00%
Maine(3)...............     0.00%           2.00%
Nevada(4)..............     0.00%           3.50%
Puerto Rico(5).........     1.00%           1.00%
South Dakota(6)........     0.00%           1.25%
West Virginia..........     1.00%           1.00%
Wyoming(4).............     0.00%           1.00%

1  California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).
2  Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%. 3 Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.
4  Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408, 457 and 501.
5 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

6 Special rate applies for large case annuity policies. Rate is 0.08% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

                      BRIGHTHOUSE RETIREMENT PERSPECTIVES


                  UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT



                      STATEMENT OF ADDITIONAL INFORMATION


                                     DATED



                                  MAY 1, 2017



                                      FOR



            BRIGHTHOUSE SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES



                                   ISSUED BY



                       BRIGHTHOUSE LIFE INSURANCE COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated May 1,

2017. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to Brighthouse Life Insurance Company, 4700 Westown Parkway, Ste. 200,

West Des Moines, IA 50266, or by accessing the Securities and Exchange

Commission's website at http://www.sec.gov.
                        ------------------

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by Brighthouse Life Insurance Company ("we", "our", or the "Company").



























                                                                 BLIC-Book-94-95

                               TABLE OF CONTENTS



                                                                                    PAGE
                                                                                   -----
THE INSURANCE COMPANY.............................................................    2
PRINCIPAL UNDERWRITER.............................................................    3
CUSTODIAN.........................................................................    3
PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT.................................    3
CALCULATION OF ANNUITY UNIT VALUE.................................................    4
ADVERTISEMENT OF THE SEPARATE ACCOUNT.............................................    5
TAXES.............................................................................    7
   Qualified Annuity Contracts....................................................    7
   ERISA..........................................................................    7
   Federal Estate Taxes...........................................................    8
   Generation-Skipping Transfer Tax...............................................    8
   Annuity Purchase Payments By Nonresident Aliens and Foreign Corporations.......    8
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.....................................    8
CONDENSED FINANCIAL INFORMATION -- BRP............................................    9
CONDENSED FINANCIAL INFORMATION -- UGVA...........................................   36
FINANCIAL STATEMENTS..............................................................   80

                             THE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC or the Company), prior to March 6, 2017 known as MetLife Insurance Company USA, is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC currently is a direct, wholly-owned subsidiary of MetLife, Inc., (MetLife) a publicly-traded company (see "Planned Separation from MetLife, Inc." below). MetLife, through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. BLIC's principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

    o MetLife Insurance Company of Connecticut: MetLife Insurance Company of Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.

       o MetLife Life and Annuity Company of Connecticut: MetLife Life and Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

    o MetLife Investors USA Insurance Company: MetLife Investors USA Insurance Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

    o MetLife Investors Insurance Company: MetLife Investors Insurance Company (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

       o MetLife Investors Insurance Company of California: MetLife Investors Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.

PLANNED SEPARATION FROM METLIFE, INC. In January 2016, MetLife announced its plan to pursue the separation of a substantial portion of its U.S. retail business. In preparation for the planned separation, in August 2016 MetLife formed a new, wholly-owned Delaware holding company, Brighthouse Financial, Inc. (Brighthouse Financial), which filed a registration statement on Form 10 (the Form 10) with the U.S. Securities and Exchange Commission (the SEC) in October 2016, as amended in December 2016, reflecting MetLife's current initiative to conduct the separation in the form of a spin-off.

To effect the separation, first, MetLife expects to undertake the restructuring described in more detail in the Form 10. The restructuring would result in future Brighthouse Financial subsidiaries, including BLIC, being wholly-owned subsidiaries of Brighthouse Financial. Following the restructuring, MetLife, Inc. would distribute at least 80.1% of Brighthouse Financial's common stock to MetLife's shareholders (the Distribution), and Brighthouse Financial would become a separate, publicly traded company. The separation remains subject to certain conditions including, among others, obtaining final approval from the MetLife board of directors, receipt of a favorable IRS ruling and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, receipt of the approval of state insurance and other regulatory authorities and an SEC declaration of the effectiveness of the Form 10.

Following the Distribution, if it occurs, BLIC will be a wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial. MetLife currently plans to dispose of its remaining shares of Brighthouse Financial common stock as soon as practicable following the Distribution, but in no event later than five years after the Distribution. For more information about Brighthouse Financial and the Distribution, please see the most recent amendment to Brighthouse Financial's Form 10 (SEC File No. 001-37905), available via the SEC's EDGAR system on its website at https://www.sec.gov/edgar/searchedgar/companysearch.html.

No assurances can be given regarding the final form the Distribution (or any alternative separation transaction) may take or the specific terms thereof, or that the Distribution (or any other form of separation) will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract. BLIC will remain fully responsible for its contractual obligations to variable contract owners, and you should carefully consider the potential impact of any separation transaction that may occur on BLIC's financial strength and claims-paying ability.


THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                             PRINCIPAL UNDERWRITER


Brighthouse Securities, LLC ("Brighthouse Securities") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. Brighthouse Securities' principal executive offices are located at 11225 North Community House Road, Charlotte, NC 28277. Brighthouse Securities is affiliated with the Company and the Separate Account.



                                   CUSTODIAN


Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


               PRINCIPAL UNDERWRITING AND DISTRIBUTION AGREEMENT


Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.


Under the terms of the Principal Underwriting and Distribution Agreement among the Separate Account, Brighthouse Securities and the Company, Brighthouse Securities acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses Brighthouse Securities for certain sales and overhead expenses connected with sales functions.

MetLife Investors Distribution Company (MLIDC) served as principal underwriter and distributor prior to March 6, 2017. The following table shows the amount of commissions paid to and the amount of commissions retained by MLIDC over the past three years:



                            UNDERWRITING COMMISSIONS
------------------------



              UNDERWRITING COMMISSIONS PAID     AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE     COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                      DISTRIBUTOR
------------ ------------------------------- ----------------------------
 2016........$568,161,672                    $0

              UNDERWRITING COMMISSIONS PAID    AMOUNT OF UNDERWRITING
                TO THE DISTRIBUTOR BY THE    COMMISSIONS RETAINED BY THE
    YEAR                 COMPANY                     DISTRIBUTOR
------------ ------------------------------ ----------------------------
 2015........$568,720,128                   $0
 2014........$ 43,885,979                   $0



The Company and Brighthouse Securities have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and Brighthouse Securities pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by Brighthouse Securities or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products.

MLIDC or the Company paid the following amounts during 2016. The amount of additional compensation (noncommission amounts) paid to selected broker-dealer firms during 2016 is $0*. The amount of commissions paid to selected broker-dealer firms during 2016 is $37,563. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2016 is $37,563*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates Brighthouse Life Insurance Company of NY (formerly, First MetLife Investors Insurance Company) and Metropolitan Life Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2016 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:


Cetera Advisor Networks LLC

There are other broker-dealer firms who receive compensation for servicing our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.


                       CALCULATION OF ANNUITY UNIT VALUE

The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to
(a) the value of the Annuity Unit on the preceding business day, multiplied by
(b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is 1.000081 and, for a period of two days, is 1.000081 - 1.000081.)

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

From time to time We advertise the performance of various Separate Account investment divisions. For the investment divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)6-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a Withdrawal Charge for the Contracts, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)n=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year period (or fractional portion). Performance figures will vary among the various classes of the Contracts and the investment divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Contract.


Performance may be calculated based upon historical performance of the underlying Portfolios of the Brighthouse Funds Trust I (prior to March 6, 2017, known as Met Investors Series Trust), Brighthouse Funds Trust II (prior to March 6, 2017, known as Metropolitan Series Fund), American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios and may assume that the Contracts were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.


Historical performance information should not be relied on as a guarantee of future performance results.

Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its investment divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(Reg. TM) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(Reg. TM) Index, the Russell MidCap Index, the

Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(Reg. TM) Growth Index, the Russell 2000(Reg. TM) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex- U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(Reg. TM) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index. For purposes of presentation of Non-Standard Performance, We may assume the Contracts were in existence prior to the inception date of the investment divisions in the Separate Account that funds the Contract. In these cases, We calculate performance based on the historical performance of the underlying Portfolios for Brighthouse Funds Trust I, Brighthouse Funds Trust II, American Funds Insurance Series(Reg. TM), Fidelity(Reg. TM) Variable Insurance Products, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Legg Mason Partners Equity Trust, Legg Mason Partners Income Trust, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust and Trust for Advised Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contract had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Contracts had been introduced as of the Portfolio inception date.


Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Values over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Values for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.


                                     TAXES


QUALIFIED ANNUITY CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

Types of Qualified Plans

The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.


401(K), 401(A)

Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.

ERISA


If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

Generally, the spouse must give qualified consent whenever You elect to:

   1. Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

     2. Make certain withdrawals under plans for which a qualified consent is required;

     3.  Name someone other than the spouse as your beneficiary; or

     4.  Use your accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

Plan Limits for Individual Contributions:


Plan Type      Elective Contribution   Catch-up Contribution
   401(k)              $18,000                 $6,000


Dollar limits are for 2017 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans may provide for additional employer contributions not to exceed the greater of $54,000 or 25% of an employee's compensation for 2017.


FEDERAL ESTATE TAXES

While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.


                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Subaccounts of Brighthouse Separate Account QPN for Variable Annuities (formerly MetLife of CT Separate Account QPN for Variable Annuities) included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                       CONDENSED FINANCIAL INFORMATION --

                                      BRP

--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                        BRP -- SEPARATE ACCOUNT CHARGES 1.05%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.902       0.862          2,182
                                                                             2007   0.782       0.902      1,503,525
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.406       2.395        547,603
                                                                             2015   2.273       2.406        824,814
                                                                             2014   2.245       2.273      1,363,043
                                                                             2013   1.756       2.245      1,853,459
                                                                             2012   1.448       1.756      2,774,121
                                                                             2011   1.606       1.448      3,656,050
                                                                             2010   1.453       1.606      4,464,598
                                                                             2009   1.032       1.453      5,164,957
                                                                             2008   1.692       1.032      5,926,702
                                                                             2007   1.489       1.692      5,708,724
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.203       2.387        679,867
                                                                             2015   2.084       2.203        918,002
                                                                             2014   1.941       2.084      1,494,881
                                                                             2013   1.507       1.941      2,132,116
                                                                             2012   1.292       1.507      3,354,336
                                                                             2011   1.364       1.292      4,605,098
                                                                             2010   1.161       1.364      7,689,904
                                                                             2009   0.842       1.161      8,712,716
                                                                             2008   1.519       0.842      9,688,531
                                                                             2007   1.366       1.519     10,098,560
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.937       2.137        843,422
                                                                             2015   1.929       1.937      1,145,541
                                                                             2014   1.762       1.929      1,425,211
                                                                             2013   1.334       1.762      1,918,727
                                                                             2012   1.147       1.334      2,534,059
                                                                             2011   1.181       1.147      3,290,975
                                                                             2010   1.071       1.181      3,555,819
                                                                             2009   0.825       1.071      4,623,755
                                                                             2008   1.341       0.825      5,590,487
                                                                             2007   1.290       1.341      6,165,298
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.322       1.268             --
                                                                             2007   1.247       1.322      3,903,634
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.275       1.206          1,724
                                                                             2007   1.449       1.275      5,485,820
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.473       2.636        497,000
                                                                             2015   2.489       2.473        756,331
                                                                             2014   2.253       2.489      1,174,981
                                                                             2013   1.738       2.253      1,496,655
                                                                             2012   1.513       1.738      2,538,955
                                                                             2011   1.572       1.513      3,245,595
                                                                             2010   1.359       1.572      5,389,103
                                                                             2009   1.014       1.359      5,957,459
                                                                             2008   1.788       1.014      7,069,567
                                                                             2007   1.540       1.788      8,003,191
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.315       3.672        849,150

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2015   3.406       3.315     1,000,609
                                                                             2014   3.246       3.406     1,240,085
                                                                             2013   2.414       3.246     1,854,736
                                                                             2012   2.130       2.414     2,388,980
                                                                             2011   2.414       2.130     3,332,475
                                                                             2010   1.897       2.414     3,882,259
                                                                             2009   1.372       1.897     4,500,569
                                                                             2008   2.296       1.372     5,661,893
                                                                             2007   2.012       2.296     7,748,215
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.784       1.839         8,672
                                                                             2015   1.852       1.784        42,134
                                                                             2014   1.741       1.852        92,099
                                                                             2013   1.274       1.741       116,113
                                                                             2012   1.161       1.274       184,699
                                                                             2011   1.233       1.161       339,231
                                                                             2010   0.976       1.233       669,464
                                                                             2009   0.687       0.976       804,292
                                                                             2008   1.208       0.687       953,876
                                                                             2007   1.097       1.208     1,172,523
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2016   2.237       2.599       175,551
                                                                             2015   2.811       2.237       386,942
                                                                             2014   3.101       2.811       413,596
                                                                             2013   3.163       3.101       448,359
                                                                             2012   2.825       3.163       767,250
                                                                             2011   3.393       2.825     1,001,987
                                                                             2010   2.916       3.393     2,054,906
                                                                             2009   1.707       2.916     2,127,666
                                                                             2008   3.648       1.707     2,032,859
                                                                             2007   2.863       3.648     2,526,721
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2016   1.520       1.612       444,820
                                                                             2015   1.642       1.520       529,615
                                                                             2014   1.867       1.642       671,597
                                                                             2013   1.535       1.867       830,362
                                                                             2012   1.312       1.535     1,100,354
                                                                             2011   1.483       1.312     1,474,874
                                                                             2010   1.383       1.483     1,913,194
                                                                             2009   1.020       1.383     2,327,513
                                                                             2008   1.728       1.020     2,521,627
                                                                             2007   1.513       1.728     2,618,280
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2016   1.132       1.256       803,874
                                                                             2015   1.103       1.132       990,964
                                                                             2014   0.993       1.103     1,746,198
                                                                             2013   0.760       0.993     1,990,435
                                                                             2012   0.656       0.760     2,401,441
                                                                             2011   0.674       0.656     3,184,224
                                                                             2010   0.543       0.674     6,186,906
                                                                             2009   0.380       0.543     6,467,241
                                                                             2008   0.684       0.380     6,751,820
                                                                             2007   0.568       0.684     7,200,768
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.134       1.152            --
                                                                             2009   0.912       1.134       837,861
                                                                             2008   1.298       0.912     1,067,249
                                                                             2007   1.078       1.298     1,412,616
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)........... 2011   0.529       0.567            --
                                                                             2010   0.430       0.529     2,908,720
                                                                             2009   0.277       0.430     3,086,828
                                                                             2008   0.499       0.277     2,571,027
                                                                             2007   0.415       0.499     2,439,721
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)............................ 2010   1.015       1.081            --
                                                                             2009   0.814       1.015     5,974,809
                                                                             2008   1.315       0.814     7,617,918
                                                                             2007   1.266       1.315     8,534,966
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2016   2.509       2.681       123,679

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.556       2.509       158,527
                                                                                  2014   2.389       2.556       266,815
                                                                                  2013   2.409       2.389       385,260
                                                                                  2012   2.126       2.409       511,710
                                                                                  2011   2.043       2.126       886,973
                                                                                  2010   1.851       2.043     1,059,420
                                                                                  2009   1.400       1.851     1,375,250
                                                                                  2008   1.837       1.400     1,751,573
                                                                                  2007   1.827       1.837     2,371,177
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.171       2.433            --
                                                                                  2010   2.040       2.171     3,389,690
                                                                                  2009   1.576       2.040     4,189,668
                                                                                  2008   2.817       1.576     5,762,571
                                                                                  2007   2.786       2.817     9,119,792
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.197       2.200       315,634
                                                                                  2015   2.259       2.197       339,527
                                                                                  2014   1.897       2.259       490,368
                                                                                  2013   1.297       1.897       571,195
                                                                                  2012   1.104       1.297       721,021
                                                                                  2011   1.089       1.104     2,392,116
                                                                                  2010   0.880       1.089     3,800,103
                                                                                  2009   0.661       0.880     4,868,998
                                                                                  2008   1.121       0.661     5,847,739
                                                                                  2007   1.116       1.121     9,571,588
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.232       1.241            --
                                                                                  2013   0.942       1.232       512,256
                                                                                  2012   0.828       0.942       578,317
                                                                                  2011   0.892       0.828       788,939
                                                                                  2010   0.773       0.892     1,228,519
                                                                                  2009   0.604       0.773     1,457,610
                                                                                  2008   0.963       0.604     2,195,345
                                                                                  2007   1.001       0.963     3,295,152
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.473       2.686       546,221
                                                                                  2015   2.460       2.473       554,313
                                                                                  2014   2.240       2.460       644,713
                                                                                  2013   1.741       2.240       717,966
                                                                                  2012   1.517       1.741       917,736
                                                                                  2011   1.495       1.517     1,841,439
                                                                                  2010   1.341       1.495     2,637,773
                                                                                  2009   1.110       1.341     3,279,853
                                                                                  2008   1.587       1.110     4,004,988
                                                                                  2007   1.479       1.587     5,012,343
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.067       2.352        18,364
                                                                                  2015   2.183       2.067        71,670
                                                                                  2014   1.942       2.183       140,499
                                                                                  2013   1.558       1.942       210,185
                                                                                  2012   1.379       1.558       211,421
                                                                                  2011   1.291       1.379       543,168
                                                                                  2010   1.162       1.291     1,453,132
                                                                                  2009   0.956       1.162     1,560,435
                                                                                  2008   1.486       0.956     1,781,670
                                                                                  2007   1.474       1.486     2,323,888
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.302       3.509        83,638
                                                                                  2015   3.039       3.302       101,063
                                                                                  2014   2.694       3.039       106,203
                                                                                  2013   1.975       2.694       142,136
                                                                                  2012   1.658       1.975       241,618
                                                                                  2011   1.687       1.658       486,854
                                                                                  2010   1.552       1.687       583,181
                                                                                  2009   1.102       1.552     1,050,799
                                                                                  2008   1.775       1.102     1,404,036
                                                                                  2007   1.704       1.775     1,621,923
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.591       2.898         7,766

                             BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                    UNIT
                                                                                                   VALUE
                                                                                                     AT
                                                                                                 BEGINNING
PORTFOLIO NAME                                                                            YEAR    OF YEAR
---------------------------------------------------------------------------------------- ------ -----------
                                                                                         2015   2.696
                                                                                         2014   2.439
                                                                                         2013   1.862
                                                                                         2012   1.615
                                                                                         2011   1.555
                                                                                         2010   1.436
                                                                                         2009   1.165
                                                                                         2008   1.829
                                                                                         2007   1.779
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2016   2.436
                                                                                         2015   2.574
                                                                                         2014   2.499
                                                                                         2013   1.718
                                                                                         2012   1.453
                                                                                         2011   1.449
                                                                                         2010   1.169
                                                                                         2009   0.828
                                                                                         2008   1.411
                                                                                         2007   1.365
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.819
                                                                                         2008   1.325
                                                                                         2007   1.276
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.026
                                                                                         2010   0.950
                                                                                         2009   0.817
                                                                                         2008   1.048
                                                                                         2007   1.045
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.288
                                                                                         2015   2.455
                                                                                         2014   2.510
                                                                                         2013   2.387
                                                                                         2012   2.039
                                                                                         2011   2.025
                                                                                         2010   1.781
                                                                                         2009   1.157
                                                                                         2008   1.690
                                                                                         2007   1.709
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.249
                                                                                         2009   1.260
                                                                                         2008   1.241
                                                                                         2007   1.195
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.287
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.436
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.298
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.315
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.383
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.663
                                                                                         2007   2.538
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.737
                                                                                         2015   2.871
                                                                                         2014   2.802
                                                                                         2013   2.577
                                                                                         2012   2.227
                                                                                         2011   2.193
                                                                                         2010   1.907
                                                                                         2009   1.308
                                                                                         2008   1.742
                                                                                         2007   1.713
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.215



                                                                                           UNIT      NUMBER OF
                                                                                           VALUE       UNITS
                                                                                            AT      OUTSTANDING
                                                                                          END OF        AT
PORTFOLIO NAME                                                                             YEAR     END OF YEAR
---------------------------------------------------------------------------------------- -------- --------------
                                                                                         2.591          42,282
                                                                                         2.696         190,454
                                                                                         2.439         205,935
                                                                                         1.862         389,712
                                                                                         1.615       1,154,218
                                                                                         1.555       1,729,972
                                                                                         1.436       1,806,079
                                                                                         1.165       2,645,625
                                                                                         1.829       4,381,798
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2.550          52,862
                                                                                         2.436         131,258
                                                                                         2.574         325,514
                                                                                         2.499         442,299
                                                                                         1.718         463,604
                                                                                         1.453         510,928
                                                                                         1.449         991,445
                                                                                         1.169       1,007,856
                                                                                         0.828         972,163
                                                                                         1.411       1,052,691
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 0.799              --
                                                                                         0.819       3,241,812
                                                                                         1.325       4,248,081
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 1.016              --
                                                                                         1.026         308,498
                                                                                         0.950         508,568
                                                                                         0.817          72,829
                                                                                         1.048         139,240
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2.617          51,510
                                                                                         2.288         109,332
                                                                                         2.455         189,190
                                                                                         2.510         367,760
                                                                                         2.387         511,746
                                                                                         2.039         606,590
                                                                                         2.025         830,387
                                                                                         1.781       1,105,576
                                                                                         1.157       1,425,536
                                                                                         1.690       1,887,429
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 1.245              --
                                                                                         1.249      19,541,254
                                                                                         1.260      24,591,507
                                                                                         1.241      26,382,929
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2.404              --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 1.480              --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 1.388            (161)
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 1.369              --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 1.527            (293)
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2.571           5,183
                                                                                         2.663       1,262,892
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 3.099         130,291
                                                                                         2.737         163,182
                                                                                         2.871         298,491
                                                                                         2.802         529,780
                                                                                         2.577         771,262
                                                                                         2.227         940,117
                                                                                         2.193         925,830
                                                                                         1.907         984,515
                                                                                         1.308         953,558
                                                                                         1.742       1,196,203
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 1.216         447,808

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.243
                                                                                           2014   1.105
                                                                                           2013   1.076
                                                                                           2012   0.861
                                                                                           2011   0.919
                                                                                           2010   0.798
                                                                                           2009   0.597
                                                                                           2008   1.033
                                                                                           2007   1.225
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.988
                                                                                           2013   3.122
                                                                                           2012   2.568
                                                                                           2011   2.801
                                                                                           2010   2.580
                                                                                           2009   1.821
                                                                                           2008   3.164
                                                                                           2007   2.451
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.460
                                                                                           2015   4.686
                                                                                           2014   4.149
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.355
                                                                                           2013   0.939
                                                                                           2012   0.800
                                                                                           2011   0.782
                                                                                           2010   0.639
                                                                                           2009   0.485
                                                                                           2008   0.769
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.314
                                                                                           2015   1.338
                                                                                           2014   1.275
                                                                                           2013   1.087
                                                                                           2012   0.967
                                                                                           2011   0.999
                                                                                           2010   0.900
                                                                                           2009   0.703
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.318
                                                                                           2015   1.342
                                                                                           2014   1.275
                                                                                           2013   1.029
                                                                                           2012   0.896
                                                                                           2011   0.950
                                                                                           2010   0.846
                                                                                           2009   0.638
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.290
                                                                                           2015   1.313
                                                                                           2014   1.250
                                                                                           2013   1.113
                                                                                           2012   1.015
                                                                                           2011   1.024
                                                                                           2010   0.941
                                                                                           2009   0.771
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2016   2.197
                                                                                           2015   2.321
                                                                                           2014   2.482
                                                                                           2013   1.918
                                                                                           2012   1.497
                                                                                           2011   1.759
                                                                                           2010   1.523
                                                                                           2009   0.990
                                                                                           2008   1.688
                                                                                           2007   1.720
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2016   2.336



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.215       582,970
                                                                                           1.243     1,128,049
                                                                                           1.105     1,289,526
                                                                                           1.076     1,548,123
                                                                                           0.861     1,788,081
                                                                                           0.919     2,457,859
                                                                                           0.798     2,827,791
                                                                                           0.597     3,202,628
                                                                                           1.033     3,939,475
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 4.161            --
                                                                                           3.988     1,192,366
                                                                                           3.122     1,551,262
                                                                                           2.568     2,557,916
                                                                                           2.801     3,616,170
                                                                                           2.580     5,044,056
                                                                                           1.821     6,087,922
                                                                                           3.164     8,142,645
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.545       547,679
                                                                                           4.460       610,144
                                                                                           4.686       845,055
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.418            --
                                                                                           1.355       188,177
                                                                                           0.939       141,794
                                                                                           0.800       198,756
                                                                                           0.782        47,068
                                                                                           0.639        14,697
                                                                                           0.485        12,293
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.402       175,254
                                                                                           1.314       294,000
                                                                                           1.338       487,145
                                                                                           1.275     1,260,023
                                                                                           1.087     1,100,296
                                                                                           0.967     1,010,988
                                                                                           0.999       415,291
                                                                                           0.900       375,591
                                                                                           0.703        50,184
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.421       233,438
                                                                                           1.318       288,223
                                                                                           1.342       257,850
                                                                                           1.275       291,607
                                                                                           1.029       476,453
                                                                                           0.896       475,258
                                                                                           0.950       210,675
                                                                                           0.846       257,960
                                                                                           0.638        57,388
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.366     1,070,207
                                                                                           1.290       894,564
                                                                                           1.313       985,530
                                                                                           1.250       924,524
                                                                                           1.113       875,936
                                                                                           1.015       636,103
                                                                                           1.024       410,704
                                                                                           0.941       241,978
                                                                                           0.771       115,765
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.358       245,368
                                                                                           2.197       377,847
                                                                                           2.321       472,546
                                                                                           2.482       702,987
                                                                                           1.918     1,100,323
                                                                                           1.497     1,935,750
                                                                                           1.759     3,409,365
                                                                                           1.523     3,743,449
                                                                                           0.990     4,124,344
                                                                                           1.688     4,864,168
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................................ 2.711        90,125

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.510       2.336        78,308
                                                                              2014   2.321       2.510        99,052
                                                                              2013   1.732       2.321       110,198
                                                                              2012   1.477       1.732       156,148
                                                                              2011   1.515       1.477       210,954
                                                                              2010   1.332       1.515       473,113
                                                                              2009   1.064       1.332       579,177
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................... 2016   1.769       2.022       119,069
                                                                              2015   1.964       1.769       155,548
                                                                              2014   1.811       1.964       362,523
                                                                              2013   1.404       1.811       473,689
                                                                              2012   1.237       1.404       783,004
                                                                              2011   1.298       1.237     1,005,744
                                                                              2010   1.045       1.298     1,328,926
                                                                              2009   0.835       1.045     1,372,909
                                                                              2008   1.378       0.835     1,479,606
                                                                              2007   1.511       1.378     1,909,551
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.156       2.384        75,141
                                                                              2015   2.211       2.156       130,077
                                                                              2014   2.065       2.211       201,853
                                                                              2013   1.485       2.065       360,983
                                                                              2012   1.266       1.485       458,101
                                                                              2011   1.291       1.266       530,388
                                                                              2010   1.031       1.291       597,100
                                                                              2009   0.776       1.031       537,807
                                                                              2008   1.278       0.776       572,736
                                                                              2007   1.159       1.278       752,367
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.734       2.245        40,972
                                                                              2015   1.889       1.734        43,507
                                                                              2014   1.824       1.889       105,314
                                                                              2013   1.384       1.824       129,286
                                                                              2012   1.209       1.384       217,412
                                                                              2011   1.359       1.209       408,923
                                                                              2010   1.149       1.359       318,040
                                                                              2009   0.900       1.149       327,890
                                                                              2008   1.216       0.900       399,966
                                                                              2007   1.241       1.216       861,420
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.871       0.863            --
                                                                              2008   1.177       0.871       670,874
                                                                              2007   1.119       1.177       424,637
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.680       0.724            --
                                                                              2010   0.640       0.680       118,625
                                                                              2009   0.469       0.640       151,877
                                                                              2008   0.896       0.469        36,774
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.887       1.947            --
                                                                              2015   1.943       1.887       187,327
                                                                              2014   1.868       1.943       248,296
                                                                              2013   1.745       1.868       279,199
                                                                              2012   1.558       1.745       396,913
                                                                              2011   1.502       1.558       555,873
                                                                              2010   1.341       1.502       670,941
                                                                              2009   0.989       1.341       955,071
                                                                              2008   1.224       0.989       699,518
                                                                              2007   1.158       1.224       857,060
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2016   0.919       1.017        68,932
                                                                              2015   1.076       0.919       128,950
                                                                              2014   1.160       1.076       161,686
                                                                              2013   1.231       1.160       389,625
                                                                              2012   1.045       1.231       240,689
                                                                              2011   1.294       1.045       286,729
                                                                              2010   1.054       1.294       163,928
                                                                              2009   0.630       1.054       193,655
                                                                              2008   1.367       0.630        16,258
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............... 2009   0.770       0.733            --
                                                                              2008   1.356       0.770     4,339,202
                                                                              2007   1.224       1.356     5,845,070
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)....................... 2013   2.435       2.591            --

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2012   2.012       2.435     1,953,750
                                                                             2011   2.436       2.012     2,653,478
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)......... 2007   1.153       1.211            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)......... 2016   1.701       1.823       208,930
                                                                             2015   1.646       1.701       245,662
                                                                             2014   1.464       1.646       334,369
                                                                             2013   1.102       1.464       329,307
                                                                             2012   0.982       1.102       475,778
                                                                             2011   0.990       0.982       471,998
                                                                             2010   0.889       0.990       539,169
                                                                             2009   0.753       0.889       639,851
                                                                             2008   1.214       0.753       904,663
                                                                             2007   1.201       1.214     1,203,998
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).............. 2016   1.322       1.425       754,134
                                                                             2015   1.363       1.322       749,459
                                                                             2014   1.311       1.363     1,074,719
                                                                             2013   1.023       1.311       982,429
                                                                             2012   0.885       1.023     1,134,006
                                                                             2011   1.031       0.885     1,530,611
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................ 2016   2.319       3.012       273,043
                                                                             2015   2.478       2.319       489,338
                                                                             2014   2.462       2.478       740,976
                                                                             2013   1.878       2.462     1,023,601
                                                                             2012   1.609       1.878     1,366,633
                                                                             2011   1.786       1.609     1,920,819
                                                                             2010   1.505       1.786     2,740,210
                                                                             2009   1.203       1.505     3,339,945
                                                                             2008   1.732       1.203     5,076,480
                                                                             2007   1.805       1.732     7,544,941
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2016   1.619       1.588         9,343
                                                                             2015   1.665       1.619        89,147
                                                                             2014   1.809       1.665        81,547
                                                                             2013   1.533       1.809        81,470
                                                                             2012   1.327       1.533       120,780
                                                                             2011   1.502       1.327       200,654
                                                                             2010   1.362       1.502       237,542
                                                                             2009   1.047       1.362       100,170
                                                                             2008   1.788       1.047        55,729
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.645       2.871            --
                                                                             2012   2.531       2.645       233,130
                                                                             2011   2.696       2.531       330,616
                                                                             2010   2.211       2.696       481,117
                                                                             2009   1.629       2.211       714,944
                                                                             2008   1.151       1.629       961,663
                                                                             2007   1.295       1.151       255,642
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.874       0.983            --
                                                                             2011   0.891       0.874       123,687
                                                                             2010   0.821       0.891       124,996
                                                                             2009   0.576       0.821       139,112
                                                                             2008   1.025       0.576        13,503
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08)................. 2013   2.131       2.681            --
                                                                             2012   1.778       2.131       119,074
                                                                             2011   1.961       1.778       200,389
                                                                             2010   1.710       1.961       100,311
                                                                             2009   1.236       1.710        89,550
                                                                             2008   1.991       1.236         6,825
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)................. 2016   1.215       1.206     1,566,024
                                                                             2015   1.180       1.215     2,393,351
                                                                             2014   1.167       1.180     3,392,346
                                                                             2013   1.015       1.167     4,584,564
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *.......... 2016   1.309       1.362       130,788

                                BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.362       1.309        181,593
                                                                          2014   1.334       1.362        630,292
                                                                          2013   1.481       1.334        763,334
                                                                          2012   1.369       1.481      1,505,106
                                                                          2011   1.241       1.369      1,370,208
                                                                          2010   1.161       1.241      1,588,001
                                                                          2009   0.991       1.161      1,286,961
                                                                          2008   1.073       0.991        970,924
                                                                          2007   1.009       1.073        338,507
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.940       1.970        503,542
                                                                          2015   1.961       1.940        670,067
                                                                          2014   1.902       1.961      1,189,047
                                                                          2013   1.959       1.902      1,765,703
                                                                          2012   1.812       1.959      2,931,722
                                                                          2011   1.775       1.812      3,693,847
                                                                          2010   1.658       1.775      5,427,232
                                                                          2009   1.483       1.658      5,574,747
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.329       2.347             --
                                                                          2015   2.352       2.329         17,100
                                                                          2014   2.139       2.352         31,933
                                                                          2013   1.624       2.139         26,899
                                                                          2012   1.484       1.624         33,060
                                                                          2011   1.571       1.484         59,147
                                                                          2010   1.366       1.571         74,109
                                                                          2009   1.114       1.366        111,276
                                                                          2008   1.677       1.114        137,926
                                                                          2007   1.614       1.677        178,851
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.184       1.309             --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.620       2.690             --
                                                                          2015   2.682       2.620        188,434
                                                                          2014   2.592       2.682        390,425
                                                                          2013   2.579       2.592        575,013
                                                                          2012   2.335       2.579        896,494
                                                                          2011   2.277       2.335      1,141,922
                                                                          2010   2.051       2.277      1,426,282
                                                                          2009   1.558       2.051      1,606,459
                                                                          2008   1.763       1.558      1,693,272
                                                                          2007   1.671       1.763      2,262,701
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.509       0.532             --
                                                                          2012   0.458       0.509        391,410
                                                                          2011   0.565       0.458        631,748
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.487       1.706        941,345
                                                                          2015   1.559       1.487      1,264,808
                                                                          2014   1.391       1.559      2,083,295
                                                                          2013   1.050       1.391      2,608,019
                                                                          2012   0.900       1.050      3,013,516
                                                                          2011   0.947       0.900      4,267,192
                                                                          2010   0.818       0.947      5,345,025
                                                                          2009   0.698       0.818      6,927,629
                                                                          2008   1.108       0.698     10,502,118
                                                                          2007   1.080       1.108     15,690,603
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.300       1.493        127,588
                                                                          2015   1.361       1.300        175,380
                                                                          2014   1.243       1.361        462,388
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.991       2.032        104,294
                                                                          2015   2.000       1.991        182,857
                                                                          2014   1.888       2.000        717,026
                                                                          2013   1.922       1.888        921,365
                                                                          2012   1.807       1.922      1,043,447
                                                                          2011   1.713       1.807      1,280,266
                                                                          2010   1.598       1.713      1,603,660
                                                                          2009   1.475       1.598      1,817,601
                                                                          2008   1.544       1.475      2,419,551
                                                                          2007   1.468       1.544      2,405,635
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09).......... 2016   2.436       2.412        544,700

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   2.316       2.436        569,295
                                                                                 2014   2.149       2.316        858,279
                                                                                 2013   1.618       2.149      1,337,165
                                                                                 2012   1.430       1.618      1,630,847
                                                                                 2011   1.587       1.430      3,480,755
                                                                                 2010   1.338       1.587      4,579,103
                                                                                 2009   1.059       1.338      6,181,379
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)................. 2009   2.100       2.187             --
                                                                                 2008   3.238       2.100          7,705
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08)...................... 2016   1.703       1.990         61,188
                                                                                 2015   1.834       1.703        145,472
                                                                                 2014   1.689       1.834        159,531
                                                                                 2013   1.296       1.689        273,171
                                                                                 2012   1.149       1.296        228,152
                                                                                 2011   1.138       1.149        188,768
                                                                                 2010   1.056       1.138        208,460
                                                                                 2009   0.961       1.056        102,507
                                                                                 2008   1.405       0.961          5,933
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)................ 2016   1.173       1.163      2,223,431
                                                                                 2015   1.185       1.173      3,059,541
                                                                                 2014   1.198       1.185      3,808,083
                                                                                 2013   1.211       1.198      6,650,215
                                                                                 2012   1.223       1.211     10,138,841
                                                                                 2011   1.236       1.223     12,521,056
                                                                                 2010   1.245       1.236     18,282,020
 MSF FI Large Cap Subaccount (Class A) (4/06)................................... 2009   0.986       1.031             --
                                                                                 2008   1.806       0.986      3,787,020
                                                                                 2007   1.756       1.806      4,748,113
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.910       2.107             --
                                                                                 2012   1.670       1.910        665,969
                                                                                 2011   1.800       1.670      1,090,482
                                                                                 2010   1.589       1.800      1,348,345
                                                                                 2009   1.319       1.589      1,784,965
                                                                                 2008   2.186       1.319      2,204,663
                                                                                 2007   2.122       2.186      3,377,203
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.047       1.091        547,979
                                                                                 2015   1.029       1.047        650,436
                                                                                 2014   0.937       1.029        894,187
                                                                                 2013   0.714       0.937        963,714
                                                                                 2012   0.651       0.714      1,437,100
                                                                                 2011   0.679       0.651      2,205,238
                                                                                 2010   0.596       0.679      3,167,759
                                                                                 2009   0.403       0.596      3,885,103
                                                                                 2008   0.751       0.403      4,629,854
                                                                                 2007   0.630       0.751      6,436,416
 MSF Jennison Growth Subaccount (Class A) (4/12)................................ 2016   1.519       1.506        108,312
                                                                                 2015   1.386       1.519        118,095
                                                                                 2014   1.284       1.386        167,521
                                                                                 2013   0.947       1.284        222,672
                                                                                 2012   0.980       0.947        501,590
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2012   0.867       0.991             --
                                                                                 2011   0.874       0.867        433,995
                                                                                 2010   0.793       0.874        707,871
                                                                                 2009   0.574       0.793        773,302
                                                                                 2008   0.864       0.574      1,009,019
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)........................ 2016   1.676       1.774        112,813
                                                                                 2015   1.651       1.676        151,157
                                                                                 2014   1.509       1.651        245,108
                                                                                 2013   1.264       1.509        307,025
                                                                                 2012   1.137       1.264        203,733
                                                                                 2011   1.107       1.137        534,791
                                                                                 2010   1.020       1.107        629,714
                                                                                 2009   0.876       1.020        618,990
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.763       1.873        166,556

                               BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                  UNIT      UNIT     NUMBER OF
                                                                                 VALUE      VALUE      UNITS
                                                                                   AT        AT     OUTSTANDING
                                                                               BEGINNING   END OF       AT
PORTFOLIO NAME                                                          YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                       2015   1.740       1.763        154,132
                                                                       2014   1.589       1.740        231,247
                                                                       2013   1.201       1.589        702,301
                                                                       2012   1.076       1.201        809,385
                                                                       2011   1.133       1.076      1,916,059
                                                                       2010   1.022       1.133      2,554,800
                                                                       2009   0.783       1.022      2,944,741
                                                                       2008   1.263       0.783      3,101,698
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06)........ 2011   0.953       1.035             --
                                                                       2010   0.832       0.953      4,460,540
                                                                       2009   0.640       0.832      4,912,450
                                                                       2008   1.086       0.640      3,753,083
                                                                       2007   1.062       1.086      3,193,404
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).......... 2016   1.392       1.440        242,205
                                                                       2015   1.415       1.392        437,452
                                                                       2014   1.369       1.415        467,838
                                                                       2013   1.327       1.369        565,383
                                                                       2012   1.228       1.327        595,113
                                                                       2011   1.202       1.228      1,170,226
                                                                       2010   1.104       1.202      1,552,389
                                                                       2009   0.925       1.104      1,622,969
                                                                       2008   1.092       0.925      1,851,736
                                                                       2007   1.046       1.092      1,448,971
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).......... 2016   1.406       1.476        314,255
                                                                       2015   1.436       1.406        757,527
                                                                       2014   1.383       1.436      1,024,524
                                                                       2013   1.260       1.383        944,061
                                                                       2012   1.142       1.260      1,031,775
                                                                       2011   1.142       1.142      1,750,260
                                                                       2010   1.035       1.142      3,000,673
                                                                       2009   0.846       1.035      3,593,769
                                                                       2008   1.090       0.846      3,233,682
                                                                       2007   1.051       1.090      3,588,959
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).......... 2016   1.401       1.485      2,262,885
                                                                       2015   1.434       1.401      2,790,935
                                                                       2014   1.379       1.434      3,363,633
                                                                       2013   1.181       1.379      3,539,425
                                                                       2012   1.054       1.181      5,136,125
                                                                       2011   1.080       1.054      6,488,617
                                                                       2010   0.965       1.080     22,036,766
                                                                       2009   0.770       0.965     18,468,604
                                                                       2008   1.091       0.770     18,110,456
                                                                       2007   1.056       1.091     14,368,354
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).......... 2016   1.376       1.472      3,374,459
                                                                       2015   1.414       1.376      4,420,138
                                                                       2014   1.358       1.414      5,095,314
                                                                       2013   1.104       1.358      5,821,581
                                                                       2012   0.967       1.104      5,682,242
                                                                       2011   1.015       0.967      8,136,627
                                                                       2010   0.895       1.015     12,261,448
                                                                       2009   0.700       0.895     14,692,267
                                                                       2008   1.091       0.700     14,151,248
                                                                       2007   1.061       1.091     13,766,778
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *................ 2016   1.820       2.011      1,095,115
                                                                       2015   1.818       1.820      1,311,957
                                                                       2014   1.620       1.818      1,782,128
                                                                       2013   1.240       1.620      2,176,009
                                                                       2012   1.083       1.240      2,818,259
                                                                       2011   1.075       1.083      4,004,337
                                                                       2010   0.946       1.075      8,413,560
                                                                       2009   0.764       0.946        808,781
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............ 2016   3.121       3.365        496,183

                              BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   3.165
                                                                                           2014   2.950
                                                                                           2013   2.510
                                                                                           2012   2.278
                                                                                           2011   2.252
                                                                                           2010   2.072
                                                                                           2009   1.769
                                                                                           2008   2.301
                                                                                           2007   2.232
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.236
                                                                                           2015   2.263
                                                                                           2014   2.064
                                                                                           2013   1.536
                                                                                           2012   1.331
                                                                                           2011   1.334
                                                                                           2010   1.210
                                                                                           2009   1.012
                                                                                           2008   1.515
                                                                                           2007   1.423
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2016   3.570
                                                                                           2015   3.587
                                                                                           2014   3.624
                                                                                           2013   2.891
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   2.016
                                                                                           2015   1.844
                                                                                           2014   1.712
                                                                                           2013   1.247
                                                                                           2012   1.062
                                                                                           2011   1.087
                                                                                           2010   0.941
                                                                                           2009   0.665
                                                                                           2008   1.159
                                                                                           2007   1.073
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.562
                                                                                           2015   2.527
                                                                                           2014   2.394
                                                                                           2013   1.678
                                                                                           2012   1.463
                                                                                           2011   1.458
                                                                                           2010   1.094
                                                                                           2009   0.797
                                                                                           2008   1.209
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007   1.122
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.825
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.294
                                                                                           2015   1.299
                                                                                           2014   1.275
                                                                                           2013   1.296
                                                                                           2012   1.265
                                                                                           2011   1.210
                                                                                           2010   1.153
                                                                                           2009   1.116
                                                                                           2008   1.130
                                                                                           2007   1.092
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)........................... 2007   0.984
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.428
                                                                                           2008   1.378
                                                                                           2007   1.280
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.006
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.754



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           3.121       605,002
                                                                                           3.165     1,432,596
                                                                                           2.950     2,064,099
                                                                                           2.510     2,890,403
                                                                                           2.278     3,692,734
                                                                                           2.252     4,326,165
                                                                                           2.072     5,263,607
                                                                                           1.769     7,180,564
                                                                                           2.301     9,869,681
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.531       306,269
                                                                                           2.236       458,189
                                                                                           2.263     1,042,979
                                                                                           2.064     1,339,101
                                                                                           1.536     1,180,821
                                                                                           1.331     1,499,130
                                                                                           1.334     3,028,394
                                                                                           1.210     3,206,070
                                                                                           1.012     3,018,096
                                                                                           1.515     2,727,955
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 4.193        26,782
                                                                                           3.570        63,768
                                                                                           3.587       125,364
                                                                                           3.624       163,806
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2.026       333,538
                                                                                           2.016       421,894
                                                                                           1.844       629,968
                                                                                           1.712       869,647
                                                                                           1.247     1,040,605
                                                                                           1.062     1,249,029
                                                                                           1.087     1,418,220
                                                                                           0.941     1,790,753
                                                                                           0.665     1,947,136
                                                                                           1.159     2,302,019
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.826       438,139
                                                                                           2.562       609,720
                                                                                           2.527       888,868
                                                                                           2.394     1,250,879
                                                                                           1.678     1,463,470
                                                                                           1.463     2,470,333
                                                                                           1.458     2,722,565
                                                                                           1.094     3,060,627
                                                                                           0.797     3,766,280
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 1.167            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.899       340,804
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.299       600,309
                                                                                           1.294       972,615
                                                                                           1.299     1,130,898
                                                                                           1.275     1,154,176
                                                                                           1.296     1,755,405
                                                                                           1.265     2,174,496
                                                                                           1.210     3,646,304
                                                                                           1.153     3,693,189
                                                                                           1.116     4,896,990
                                                                                           1.130     5,359,848
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)........................... 1.005            --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.479            --
                                                                                           1.428     6,221,183
                                                                                           1.378     6,120,125
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.146          (104)
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.844         5,164

                         BRP -- SEPARATE ACCOUNT CHARGES 1.05% (CONTINUED)
                                                                       UNIT      UNIT     NUMBER OF
                                                                      VALUE      VALUE      UNITS
                                                                        AT        AT     OUTSTANDING
                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ------------
                                                            2015   1.803       1.754         4,805
                                                            2014   1.667       1.803         8,705
                                                            2013   1.419       1.667        51,156
                                                            2012   1.296       1.419        54,565
                                                            2011   1.310       1.296       116,621
                                                            2010   1.180       1.310       350,353
                                                            2009   0.971       1.180       439,706
                                                            2008   1.311       0.971       415,958
                                                            2007   1.195       1.311       614,725
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........ 2009   1.059       1.029            --
                                                            2008   1.667       1.059     1,107,701
                                                            2007   1.725       1.667     1,424,280





                                        BRP -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.887       0.847             --
                                                                             2007   0.771       0.887      1,405,023
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.336       2.320        693,084
                                                                             2015   2.213       2.336        957,450
                                                                             2014   2.192       2.213      1,476,405
                                                                             2013   1.719       2.192      2,166,690
                                                                             2012   1.421       1.719      2,662,265
                                                                             2011   1.580       1.421      4,633,360
                                                                             2010   1.432       1.580      6,581,997
                                                                             2009   1.020       1.432      7,233,676
                                                                             2008   1.677       1.020      7,223,731
                                                                             2007   1.479       1.677      6,649,362
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.140       2.313      1,297,675
                                                                             2015   2.029       2.140      1,631,034
                                                                             2014   1.894       2.029      2,277,286
                                                                             2013   1.475       1.894      3,133,258
                                                                             2012   1.268       1.475      3,869,231
                                                                             2011   1.342       1.268      7,135,632
                                                                             2010   1.145       1.342     11,476,422
                                                                             2009   0.832       1.145     13,545,511
                                                                             2008   1.505       0.832     13,051,970
                                                                             2007   1.357       1.505     13,601,883
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.881       2.071      1,294,259
                                                                             2015   1.878       1.881      1,399,537
                                                                             2014   1.720       1.878      1,921,984
                                                                             2013   1.305       1.720      2,640,902
                                                                             2012   1.126       1.305      2,935,993
                                                                             2011   1.162       1.126      4,705,041
                                                                             2010   1.056       1.162      7,285,383
                                                                             2009   0.815       1.056      7,547,697
                                                                             2008   1.329       0.815      7,772,558
                                                                             2007   1.282       1.329      8,105,106
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.291       1.237             31
                                                                             2007   1.221       1.291      9,406,157
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.245       1.177             --
                                                                             2007   1.419       1.245     11,758,919
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.385       2.536        688,330

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2015   2.406       2.385      1,165,772
                                                                             2014   2.183       2.406      1,793,128
                                                                             2013   1.689       2.183      2,309,588
                                                                             2012   1.473       1.689      2,967,387
                                                                             2011   1.535       1.473      5,164,998
                                                                             2010   1.330       1.535      7,733,255
                                                                             2009   0.995       1.330      9,265,313
                                                                             2008   1.758       0.995      9,902,998
                                                                             2007   1.519       1.758     11,065,817
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.196       3.531        700,945
                                                                             2015   3.291       3.196        862,415
                                                                             2014   3.145       3.291      1,250,029
                                                                             2013   2.345       3.145      1,829,790
                                                                             2012   2.074       2.345      2,647,200
                                                                             2011   2.356       2.074      4,581,677
                                                                             2010   1.857       2.356      7,667,248
                                                                             2009   1.346       1.857      9,000,472
                                                                             2008   2.258       1.346      9,951,621
                                                                             2007   1.983       2.258     12,076,657
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.720       1.768        164,729
                                                                             2015   1.790       1.720        248,145
                                                                             2014   1.687       1.790        304,833
                                                                             2013   1.237       1.687        514,004
                                                                             2012   1.131       1.237        853,470
                                                                             2011   1.204       1.131      1,395,992
                                                                             2010   0.955       1.204      1,969,799
                                                                             2009   0.674       0.955      2,258,515
                                                                             2008   1.188       0.674      2,275,901
                                                                             2007   1.082       1.188      2,833,281
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2016   2.167       2.512        161,036
                                                                             2015   2.731       2.167        209,030
                                                                             2014   3.020       2.731        394,570
                                                                             2013   3.088       3.020        611,501
                                                                             2012   2.765       3.088        857,464
                                                                             2011   3.328       2.765      1,689,050
                                                                             2010   2.868       3.328      3,010,383
                                                                             2009   1.683       2.868      3,541,673
                                                                             2008   3.606       1.683      3,437,310
                                                                             2007   2.837       3.606      4,728,324
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2016   1.476       1.561        344,068
                                                                             2015   1.599       1.476        427,065
                                                                             2014   1.823       1.599        563,754
                                                                             2013   1.502       1.823        686,703
                                                                             2012   1.287       1.502      1,211,761
                                                                             2011   1.459       1.287      2,393,096
                                                                             2010   1.363       1.459      3,982,079
                                                                             2009   1.008       1.363      4,815,991
                                                                             2008   1.712       1.008      5,208,729
                                                                             2007   1.503       1.712      5,436,208
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2016   1.089       1.205      1,938,126
                                                                             2015   1.063       1.089      2,214,272
                                                                             2014   0.959       1.063      3,402,471
                                                                             2013   0.736       0.959      3,680,523
                                                                             2012   0.637       0.736      4,760,174
                                                                             2011   0.657       0.637      7,464,584
                                                                             2010   0.530       0.657     12,963,279
                                                                             2009   0.372       0.530     13,437,706
                                                                             2008   0.671       0.372     16,060,416
                                                                             2007   0.558       0.671     17,888,407
 Janus Aspen Global Life Sciences Subaccount (Service Shares) (5/00)........ 2010   1.107       1.123             --
                                                                             2009   0.892       1.107        846,541
                                                                             2008   1.274       0.892      1,039,452
                                                                             2007   1.060       1.274      1,161,305
 Janus Aspen Global Technology Subaccount (Service Shares) (5/00)........... 2011   0.515       0.552             --

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2010   0.420       0.515      1,866,312
                                                                                  2009   0.271       0.420      2,216,019
                                                                                  2008   0.490       0.271      2,413,369
                                                                                  2007   0.408       0.490      2,856,596
Legg Mason Partners Equity Trust
 LMPET S&P 500 Index Subaccount (Class A) (6/98)................................. 2010   0.986       1.050             --
                                                                                  2009   0.793       0.986      7,585,516
                                                                                  2008   1.284       0.793      8,370,898
                                                                                  2007   1.239       1.284     10,245,734
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96).................. 2016   2.391       2.548        511,492
                                                                                  2015   2.442       2.391        612,901
                                                                                  2014   2.287       2.442        697,082
                                                                                  2013   2.312       2.287        853,669
                                                                                  2012   2.047       2.312      1,027,467
                                                                                  2011   1.971       2.047      1,948,627
                                                                                  2010   1.791       1.971      4,033,414
                                                                                  2009   1.357       1.791      4,884,811
                                                                                  2008   1.786       1.357      5,402,814
                                                                                  2007   1.781       1.786      6,142,790
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.094       2.346             --
                                                                                  2010   1.973       2.094      9,096,637
                                                                                  2009   1.528       1.973     12,052,664
                                                                                  2008   2.739       1.528     14,110,046
                                                                                  2007   2.715       2.739     18,139,480
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
                                                                                  2007   1.097       1.099     40,211,644
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (4/07)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
                                                                                  2007   0.993       0.953     10,360,867
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.368       2.566      1,256,670
                                                                                  2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
                                                                                  2008   1.550       1.081     10,790,656
                                                                                  2007   1.448       1.550     12,360,673
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.980       2.247        304,207
                                                                                  2015   2.096       1.980        367,738
                                                                                  2014   1.869       2.096        440,684
                                                                                  2013   1.504       1.869        496,877
                                                                                  2012   1.334       1.504        622,756
                                                                                  2011   1.252       1.334      1,566,940
                                                                                  2010   1.130       1.252      2,876,435
                                                                                  2009   0.932       1.130      3,588,547
                                                                                  2008   1.452       0.932      4,591,099
                                                                                  2007   1.443       1.452      6,028,733
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.162       3.352        218,652

                                        BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2015   2.918       3.162        285,168
                                                                                         2014   2.593       2.918        321,680
                                                                                         2013   1.906       2.593        443,350
                                                                                         2012   1.604       1.906        741,953
                                                                                         2011   1.636       1.604      1,499,097
                                                                                         2010   1.509       1.636      2,460,724
                                                                                         2009   1.074       1.509      2,869,982
                                                                                         2008   1.735       1.074      3,549,913
                                                                                         2007   1.669       1.735      4,551,549
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)............... 2016   2.482       2.769        183,819
                                                                                         2015   2.589       2.482        342,980
                                                                                         2014   2.348       2.589        408,652
                                                                                         2013   1.797       2.348        577,601
                                                                                         2012   1.563       1.797        979,595
                                                                                         2011   1.509       1.563      2,060,472
                                                                                         2010   1.396       1.509      3,965,082
                                                                                         2009   1.136       1.396      5,243,621
                                                                                         2008   1.788       1.136      6,626,008
                                                                                         2007   1.743       1.788      8,541,695
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2016   2.348       2.452        192,923
                                                                                         2015   2.488       2.348        335,834
                                                                                         2014   2.421       2.488        374,181
                                                                                         2013   1.668       2.421        439,884
                                                                                         2012   1.415       1.668        573,052
                                                                                         2011   1.414       1.415        949,874
                                                                                         2010   1.144       1.414      1,356,167
                                                                                         2009   0.812       1.144      1,867,734
                                                                                         2008   1.388       0.812      1,990,008
                                                                                         2007   1.344       1.388      2,018,369
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789             25
                                                                                         2008   1.312       0.810      8,979,331
                                                                                         2007   1.267       1.312     11,416,023
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2011   1.008       0.997             --
                                                                                         2010   0.935       1.008        855,056
                                                                                         2009   0.807       0.935        582,646
                                                                                         2008   1.037       0.807        324,976
                                                                                         2007   1.036       1.037        512,534
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.190       2.499        242,260
                                                                                         2015   2.356       2.190        275,841
                                                                                         2014   2.415       2.356        338,987
                                                                                         2013   2.302       2.415        420,993
                                                                                         2012   1.971       2.302        865,669
                                                                                         2011   1.963       1.971      1,518,947
                                                                                         2010   1.731       1.963      2,092,112
                                                                                         2009   1.127       1.731      2,325,267
                                                                                         2008   1.651       1.127      2,549,809
                                                                                         2007   1.673       1.651      3,462,978
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209             --
                                                                                         2009   1.227       1.214     44,192,985
                                                                                         2008   1.212       1.227     55,466,313
                                                                                         2007   1.170       1.212     51,040,688
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.240       2.352             --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.407       1.449             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.280       1.367             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.306       1.359             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.374       1.516             --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.602       2.510             --
                                                                                         2007   2.485       2.602      3,052,454
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.609       2.946        147,278

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.743
                                                                                           2014   2.685
                                                                                           2013   2.475
                                                                                           2012   2.145
                                                                                           2011   2.117
                                                                                           2010   1.845
                                                                                           2009   1.269
                                                                                           2008   1.694
                                                                                           2007   1.670
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 2016   1.186
                                                                                           2015   1.216
                                                                                           2014   1.084
                                                                                           2013   1.058
                                                                                           2012   0.849
                                                                                           2011   0.908
                                                                                           2010   0.791
                                                                                           2009   0.593
                                                                                           2008   1.028
                                                                                           2007   1.223
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 2014   3.819
                                                                                           2013   2.996
                                                                                           2012   2.472
                                                                                           2011   2.702
                                                                                           2010   2.495
                                                                                           2009   1.765
                                                                                           2008   3.076
                                                                                           2007   2.389
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 2016   4.249
                                                                                           2015   4.475
                                                                                           2014   3.969
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 2014   1.312
                                                                                           2013   0.912
                                                                                           2012   0.779
                                                                                           2011   0.763
                                                                                           2010   0.625
                                                                                           2009   0.476
                                                                                           2008   0.755
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 2016   1.289
                                                                                           2015   1.316
                                                                                           2014   1.257
                                                                                           2013   1.074
                                                                                           2012   0.959
                                                                                           2011   0.992
                                                                                           2010   0.896
                                                                                           2009   0.702
                                                                                           2008   1.001
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 2016   1.293
                                                                                           2015   1.320
                                                                                           2014   1.257
                                                                                           2013   1.017
                                                                                           2012   0.888
                                                                                           2011   0.944
                                                                                           2010   0.843
                                                                                           2009   0.637
                                                                                           2008   1.000
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 2016   1.265
                                                                                           2015   1.291
                                                                                           2014   1.233
                                                                                           2013   1.100
                                                                                           2012   1.006
                                                                                           2011   1.017
                                                                                           2010   0.937
                                                                                           2009   0.770
                                                                                           2008   1.002
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2016   2.094



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.609        157,691
                                                                                           2.743        478,324
                                                                                           2.685        624,970
                                                                                           2.475        756,588
                                                                                           2.145      1,007,187
                                                                                           2.117      1,581,266
                                                                                           1.845      1,880,434
                                                                                           1.269      1,631,276
                                                                                           1.694      1,838,373
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06).............................. 1.184        606,309
                                                                                           1.186        953,953
                                                                                           1.216      1,520,393
                                                                                           1.084      1,936,256
                                                                                           1.058      2,393,068
                                                                                           0.849      3,803,428
                                                                                           0.908      5,336,585
                                                                                           0.791      5,709,423
                                                                                           0.593      6,234,647
                                                                                           1.028      7,079,652
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........................ 3.981             --
                                                                                           3.819      3,957,013
                                                                                           2.996      5,355,311
                                                                                           2.472      8,570,438
                                                                                           2.702     13,454,878
                                                                                           2.495     16,196,897
                                                                                           1.765     19,448,828
                                                                                           3.076     22,842,603
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........................... 4.319      2,568,735
                                                                                           4.249      2,871,611
                                                                                           4.475      3,516,432
 MIST ClearBridge Aggressive Growth Subaccount (Class B) (4/08)........................... 1.372             --
                                                                                           1.312        429,878
                                                                                           0.912        323,094
                                                                                           0.779        287,313
                                                                                           0.763        140,289
                                                                                           0.625         20,656
                                                                                           0.476          4,639
 MIST FOF - American Funds(Reg. TM) Balanced Allocation Subaccount (Class C) (4/08)....... 1.372        808,155
                                                                                           1.289      1,042,384
                                                                                           1.316      1,174,139
                                                                                           1.257      1,134,046
                                                                                           1.074      1,371,068
                                                                                           0.959        980,349
                                                                                           0.992        821,982
                                                                                           0.896        472,668
                                                                                           0.702         33,068
 MIST FOF - American Funds(Reg. TM) Growth Allocation Subaccount (Class C) (4/08)......... 1.390      1,829,546
                                                                                           1.293      1,788,599
                                                                                           1.320      1,969,079
                                                                                           1.257      2,142,226
                                                                                           1.017      1,815,717
                                                                                           0.888      1,552,096
                                                                                           0.944        958,613
                                                                                           0.843        669,346
                                                                                           0.637         41,214
 MIST FOF - American Funds(Reg. TM) Moderate Allocation Subaccount (Class C) (4/08)....... 1.336        437,058
                                                                                           1.265        148,523
                                                                                           1.291        195,558
                                                                                           1.233        474,504
                                                                                           1.100        391,413
                                                                                           1.006        343,737
                                                                                           1.017        492,199
                                                                                           0.937        331,524
                                                                                           0.770         20,344
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......................... 2.241        771,973

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                         UNIT      UNIT     NUMBER OF
                                                                                        VALUE      VALUE      UNITS
                                                                                          AT        AT     OUTSTANDING
                                                                                      BEGINNING   END OF       AT
PORTFOLIO NAME                                                                 YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                              2015   2.217       2.094        956,228
                                                                              2014   2.377       2.217      1,218,441
                                                                              2013   1.841       2.377      1,559,038
                                                                              2012   1.441       1.841      1,959,005
                                                                              2011   1.697       1.441      3,624,797
                                                                              2010   1.473       1.697      6,288,870
                                                                              2009   0.960       1.473      7,629,665
                                                                              2008   1.641       0.960      8,963,488
                                                                              2007   1.677       1.641     11,259,951
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................... 2016   2.263       2.620        184,104
                                                                              2015   2.438       2.263        222,385
                                                                              2014   2.260       2.438        313,134
                                                                              2013   1.691       2.260        299,795
                                                                              2012   1.445       1.691        491,621
                                                                              2011   1.486       1.445        887,062
                                                                              2010   1.310       1.486      1,835,375
                                                                              2009   1.048       1.310      1,987,813
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *.................... 2016   1.719       1.959        155,510
                                                                              2015   1.913       1.719        241,920
                                                                              2014   1.767       1.913        477,612
                                                                              2013   1.374       1.767        558,522
                                                                              2012   1.214       1.374        593,212
                                                                              2011   1.277       1.214      1,324,942
                                                                              2010   1.030       1.277      2,165,806
                                                                              2009   0.825       1.030      2,543,891
                                                                              2008   1.365       0.825      2,542,493
                                                                              2007   1.500       1.365      2,902,980
 MIST Invesco Small Cap Growth Subaccount (Class A) (4/06)................... 2016   2.102       2.318        131,092
                                                                              2015   2.160       2.102        191,108
                                                                              2014   2.023       2.160        204,421
                                                                              2013   1.458       2.023        243,731
                                                                              2012   1.246       1.458        313,000
                                                                              2011   1.274       1.246        413,613
                                                                              2010   1.020       1.274        439,196
                                                                              2009   0.770       1.020        447,324
                                                                              2008   1.271       0.770        453,543
                                                                              2007   1.156       1.271        412,986
 MIST JPMorgan Small Cap Value Subaccount (Class A) (4/06)................... 2016   1.690       2.183         96,209
                                                                              2015   1.846       1.690        113,289
                                                                              2014   1.787       1.846        143,997
                                                                              2013   1.359       1.787        164,684
                                                                              2012   1.190       1.359        251,925
                                                                              2011   1.342       1.190        244,607
                                                                              2010   1.137       1.342        227,814
                                                                              2009   0.892       1.137        296,210
                                                                              2008   1.209       0.892        295,825
                                                                              2007   1.237       1.209        414,030
 MIST Legg Mason Partners Managed Assets Subaccount (Class A) (4/06)......... 2009   0.863       0.855             --
                                                                              2008   1.170       0.863         95,001
                                                                              2007   1.114       1.170         97,670
 MIST Legg Mason Value Equity Subaccount (Class B) (4/08).................... 2011   0.671       0.714             --
                                                                              2010   0.634       0.671        100,168
                                                                              2009   0.465       0.634         84,804
                                                                              2008   0.890       0.465          1,895
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)................. 2016   1.833       1.890             --
                                                                              2015   1.892       1.833        186,633
                                                                              2014   1.824       1.892        182,278
                                                                              2013   1.708       1.824        284,445
                                                                              2012   1.529       1.708        376,922
                                                                              2011   1.477       1.529        725,588
                                                                              2010   1.322       1.477      1,229,116
                                                                              2009   0.977       1.322      1,850,341
                                                                              2008   1.213       0.977      1,591,966
                                                                              2007   1.150       1.213      1,698,046
 MIST Met/Aberdeen Emerging Markets Equity Subaccount (Class A) (4/08)....... 2016   0.897       0.991        353,793

                                  BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2015   1.053       0.897        401,751
                                                                             2014   1.138       1.053        412,203
                                                                             2013   1.211       1.138        491,231
                                                                             2012   1.030       1.211        680,371
                                                                             2011   1.279       1.030        581,905
                                                                             2010   1.045       1.279        566,598
                                                                             2009   0.626       1.045        307,727
                                                                             2008   1.360       0.626         31,746
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06).............. 2009   0.761       0.724             10
                                                                             2008   1.344       0.761     11,542,998
                                                                             2007   1.216       1.344     14,814,033
 MIST Met/Templeton Growth Subaccount (Class E) (5/11)...................... 2013   2.338       2.485             --
                                                                             2012   1.936       2.338      3,179,438
                                                                             2011   2.348       1.936      5,573,159
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)......... 2007   1.128       1.184             --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)......... 2016   1.628       1.741        259,888
                                                                             2015   1.579       1.628        303,262
                                                                             2014   1.408       1.579        287,724
                                                                             2013   1.063       1.408        499,545
                                                                             2012   0.949       1.063        711,965
                                                                             2011   0.959       0.949        835,598
                                                                             2010   0.863       0.959      1,709,339
                                                                             2009   0.734       0.863      2,207,860
                                                                             2008   1.186       0.734      2,289,294
                                                                             2007   1.174       1.186      2,235,249
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11).............. 2016   1.290       1.388      1,247,512
                                                                             2015   1.334       1.290      1,352,276
                                                                             2014   1.286       1.334      1,677,550
                                                                             2013   1.006       1.286      2,321,706
                                                                             2012   0.873       1.006      2,897,181
                                                                             2011   1.019       0.873      4,319,390
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *................ 2016   2.247       2.911        568,780
                                                                             2015   2.406       2.247        891,702
                                                                             2014   2.397       2.406      1,319,905
                                                                             2013   1.833       2.397      1,702,219
                                                                             2012   1.574       1.833      2,209,731
                                                                             2011   1.752       1.574      3,770,904
                                                                             2010   1.481       1.752      5,509,443
                                                                             2009   1.186       1.481      6,406,176
                                                                             2008   1.712       1.186      7,570,132
                                                                             2007   1.789       1.712      9,093,181
 MIST MFS(Reg. TM) Research International Subaccount (Class B) (4/08)....... 2016   1.560       1.526        133,950
                                                                             2015   1.609       1.560        111,593
                                                                             2014   1.751       1.609         92,079
                                                                             2013   1.488       1.751         69,272
                                                                             2012   1.291       1.488         89,095
                                                                             2011   1.465       1.291        114,477
                                                                             2010   1.333       1.465        103,122
                                                                             2009   1.026       1.333        141,840
                                                                             2008   1.756       1.026         47,470
 MIST MLA Mid Cap Subaccount (Class A) (4/07)............................... 2013   2.552       2.768             --
                                                                             2012   2.448       2.552        689,634
                                                                             2011   2.614       2.448      1,472,819
                                                                             2010   2.149       2.614      1,924,745
                                                                             2009   1.587       2.149      2,052,042
                                                                             2008   1.144       1.587      2,394,589
                                                                             2007   1.288       1.144        126,016
 MIST Oppenheimer Capital Appreciation Subaccount (Class A) (4/08).......... 2012   0.850       0.956             --
                                                                             2011   0.870       0.850         81,542
                                                                             2010   0.803       0.870         89,939
                                                                             2009   0.565       0.803         82,364
                                                                             2008   1.007       0.565         54,556
 MIST Oppenheimer Global Equity Subaccount (Class B) (4/08)................. 2013   2.049       2.570             --

                                BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2012   1.713       2.049        177,899
                                                                          2011   1.894       1.713        163,854
                                                                          2010   1.656       1.894        123,395
                                                                          2009   1.200       1.656         98,593
                                                                          2008   1.936       1.200         22,833
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2016   1.207       1.195      3,914,760
                                                                          2015   1.175       1.207      4,664,861
                                                                          2014   1.165       1.175      5,692,328
                                                                          2013   1.015       1.165      6,757,419
 MIST PIMCO Inflation Protected Bond Subaccount (Class A) (4/07) *....... 2016   1.274       1.323        226,659
                                                                          2015   1.330       1.274        315,970
                                                                          2014   1.306       1.330        507,470
                                                                          2013   1.453       1.306        947,291
                                                                          2012   1.347       1.453      1,909,607
                                                                          2011   1.224       1.347      1,999,399
                                                                          2010   1.148       1.224      1,244,923
                                                                          2009   0.983       1.148      1,375,849
                                                                          2008   1.066       0.983        833,102
                                                                          2007   1.005       1.066        393,318
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.871       1.895      1,155,063
                                                                          2015   1.895       1.871      1,852,917
                                                                          2014   1.843       1.895      2,264,639
                                                                          2013   1.903       1.843      2,866,776
                                                                          2012   1.765       1.903      4,238,065
                                                                          2011   1.733       1.765      6,434,557
                                                                          2010   1.623       1.733      9,909,314
                                                                          2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.257       2.272             --
                                                                          2015   2.285       2.257            957
                                                                          2014   2.082       2.285          2,094
                                                                          2013   1.585       2.082          6,031
                                                                          2012   1.452       1.585         50,362
                                                                          2011   1.541       1.452        192,178
                                                                          2010   1.344       1.541        346,278
                                                                          2009   1.099       1.344        369,786
                                                                          2008   1.657       1.099        354,503
                                                                          2007   1.599       1.657        324,106
 MIST Pioneer Mid-Cap Value Subaccount (Class A) (4/06).................. 2007   1.179       1.303             --
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.496       2.561             --
                                                                          2015   2.562       2.496        433,581
                                                                          2014   2.482       2.562        631,353
                                                                          2013   2.476       2.482        862,344
                                                                          2012   2.247       2.476      1,040,037
                                                                          2011   2.197       2.247      1,537,711
                                                                          2010   1.984       2.197      2,566,007
                                                                          2009   1.510       1.984      3,222,141
                                                                          2008   1.714       1.510      3,288,656
                                                                          2007   1.629       1.714      3,300,196
 MIST RCM Technology Subaccount (Class B) (5/11)......................... 2013   0.493       0.515             --
                                                                          2012   0.445       0.493      1,218,350
                                                                          2011   0.550       0.445      1,315,845
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.452       1.661      2,614,639
                                                                          2015   1.525       1.452      2,980,497
                                                                          2014   1.364       1.525      3,709,319
                                                                          2013   1.033       1.364      4,628,960
                                                                          2012   0.887       1.033      5,887,235
                                                                          2011   0.936       0.887     10,810,815
                                                                          2010   0.811       0.936     19,851,521
                                                                          2009   0.694       0.811     24,012,047
                                                                          2008   1.104       0.694     29,123,216
                                                                          2007   1.078       1.104     36,350,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14).......... 2016   1.262       1.446        744,410
                                                                          2015   1.325       1.262      1,108,198
                                                                          2014   1.212       1.325      1,381,123
Metropolitan Series Fund
 MSF BlackRock Bond Income Subaccount (Class A) (4/06)................... 2016   1.902       1.936        650,900

                                BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                    UNIT      UNIT     NUMBER OF
                                                                                   VALUE      VALUE      UNITS
                                                                                     AT        AT     OUTSTANDING
                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                            YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------ ------ ----------- -------- ------------
                                                                         2015   1.915       1.902        554,729
                                                                         2014   1.812       1.915        761,675
                                                                         2013   1.850       1.812        879,988
                                                                         2012   1.743       1.850      1,519,095
                                                                         2011   1.657       1.743      2,500,569
                                                                         2010   1.549       1.657      3,555,138
                                                                         2009   1.434       1.549      4,443,106
                                                                         2008   1.504       1.434      4,637,374
                                                                         2007   1.434       1.504      5,058,358
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)......... 2016   2.321       2.293      1,294,285
                                                                         2015   2.213       2.321      1,397,566
                                                                         2014   2.058       2.213      1,874,273
                                                                         2013   1.554       2.058      2,319,449
                                                                         2012   1.376       1.554      3,437,350
                                                                         2011   1.531       1.376      7,570,122
                                                                         2010   1.295       1.531     13,491,637
                                                                         2009   1.026       1.295     17,493,502
 MSF BlackRock Capital Appreciation Subaccount (Class B) (4/08)......... 2009   2.027       2.110             --
                                                                         2008   3.130       2.027         45,044
 MSF BlackRock Large Cap Value Subaccount (Class B) (4/08).............. 2016   1.646       1.918         39,322
                                                                         2015   1.777       1.646         68,776
                                                                         2014   1.641       1.777         70,179
                                                                         2013   1.262       1.641         89,705
                                                                         2012   1.122       1.262        126,205
                                                                         2011   1.114       1.122        221,368
                                                                         2010   1.036       1.114        139,993
                                                                         2009   0.945       1.036         61,728
                                                                         2008   1.384       0.945         75,627
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10)........ 2016   1.123       1.111      2,828,626
                                                                         2015   1.138       1.123      3,646,113
                                                                         2014   1.152       1.138      4,882,100
                                                                         2013   1.167       1.152      6,791,316
                                                                         2012   1.183       1.167      9,383,762
                                                                         2011   1.198       1.183     21,398,194
                                                                         2010   1.209       1.198     33,699,027
 MSF FI Large Cap Subaccount (Class A) (4/06)........................... 2009   0.956       0.999             10
                                                                         2008   1.756       0.956     12,999,765
                                                                         2007   1.711       1.756     15,292,046
 MSF FI Value Leaders Subaccount (Class D) (4/06)....................... 2013   1.835       2.022             --
                                                                         2012   1.607       1.835      2,071,583
                                                                         2011   1.737       1.607      2,765,167
                                                                         2010   1.537       1.737      4,791,217
                                                                         2009   1.280       1.537      5,467,523
                                                                         2008   2.126       1.280      5,877,625
                                                                         2007   2.069       2.126      6,602,563
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)................ 2016   1.010       1.049      2,240,899
                                                                         2015   0.995       1.010      2,529,362
                                                                         2014   0.908       0.995      3,123,390
                                                                         2013   0.693       0.908      3,533,163
                                                                         2012   0.634       0.693      4,539,462
                                                                         2011   0.663       0.634      8,084,131
                                                                         2010   0.583       0.663     12,172,827
                                                                         2009   0.396       0.583     13,770,208
                                                                         2008   0.739       0.396     17,292,919
                                                                         2007   0.622       0.739     21,314,773
 MSF Jennison Growth Subaccount (Class A) (4/12)........................ 2016   1.464       1.447        431,277
                                                                         2015   1.339       1.464        561,598
                                                                         2014   1.244       1.339        404,645
                                                                         2013   0.920       1.244        577,375
                                                                         2012   0.950       0.920        641,870
 MSF Jennison Growth Subaccount (Class B) (4/08)........................ 2012   0.844       0.962          8,232
                                                                         2011   0.853       0.844        966,333
                                                                         2010   0.776       0.853      1,064,480
                                                                         2009   0.564       0.776      1,311,531
                                                                         2008   0.849       0.564      1,204,437
 MSF Met/Wellington Balanced Subaccount (Class A) (5/09)................ 2016   1.632       1.724        414,964

                                    BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.612       1.632        456,262
                                                                                 2014   1.477       1.612        896,567
                                                                                 2013   1.241       1.477        285,103
                                                                                 2012   1.119       1.241        230,653
                                                                                 2011   1.092       1.119        192,755
                                                                                 2010   1.009       1.092        124,909
                                                                                 2009   0.868       1.009         98,357
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.688       1.788        551,545
                                                                                 2015   1.670       1.688        508,349
                                                                                 2014   1.529       1.670        806,869
                                                                                 2013   1.158       1.529      1,172,881
                                                                                 2012   1.040       1.158      1,562,294
                                                                                 2011   1.098       1.040      3,626,884
                                                                                 2010   0.993       1.098      5,368,233
                                                                                 2009   0.762       0.993      6,327,133
                                                                                 2008   1.232       0.762      7,242,930
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.942       1.022             --
                                                                                 2010   0.825       0.942      4,893,604
                                                                                 2009   0.636       0.825      5,061,384
                                                                                 2008   1.081       0.636      5,537,308
                                                                                 2007   1.061       1.081      4,221,614
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.359       1.402      1,249,224
                                                                                 2015   1.385       1.359      1,297,208
                                                                                 2014   1.343       1.385      1,807,618
                                                                                 2013   1.305       1.343      2,183,656
                                                                                 2012   1.211       1.305      3,205,012
                                                                                 2011   1.188       1.211      2,990,464
                                                                                 2010   1.093       1.188      3,678,320
                                                                                 2009   0.919       1.093      3,051,789
                                                                                 2008   1.088       0.919      2,133,622
                                                                                 2007   1.044       1.088      1,162,306
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.372       1.437        319,530
                                                                                 2015   1.405       1.372        518,439
                                                                                 2014   1.357       1.405        745,697
                                                                                 2013   1.239       1.357      1,793,497
                                                                                 2012   1.126       1.239      2,347,220
                                                                                 2011   1.129       1.126      2,667,434
                                                                                 2010   1.026       1.129      2,874,192
                                                                                 2009   0.840       1.026      2,872,537
                                                                                 2008   1.086       0.840      2,776,858
                                                                                 2007   1.049       1.086      2,291,363
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.367       1.446     10,038,386
                                                                                 2015   1.403       1.367     11,355,917
                                                                                 2014   1.353       1.403     12,683,966
                                                                                 2013   1.162       1.353     16,001,032
                                                                                 2012   1.039       1.162     15,254,988
                                                                                 2011   1.068       1.039     15,109,022
                                                                                 2010   0.956       1.068     17,557,990
                                                                                 2009   0.765       0.956     15,625,705
                                                                                 2008   1.086       0.765     15,069,930
                                                                                 2007   1.055       1.086     11,330,342
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.343       1.433      7,097,299
                                                                                 2015   1.384       1.343      7,132,722
                                                                                 2014   1.332       1.384      8,502,340
                                                                                 2013   1.086       1.332     10,628,301
                                                                                 2012   0.953       1.086     10,579,837
                                                                                 2011   1.004       0.953     11,809,727
                                                                                 2010   0.886       1.004     13,650,455
                                                                                 2009   0.696       0.886     13,663,307
                                                                                 2008   1.086       0.696     11,733,669
                                                                                 2007   1.060       1.086      9,455,372
 MSF MetLife Stock Index Subaccount (Class A) (5/09) *.......................... 2016   1.755       1.935      2,705,551
                                                                                 2015   1.757       1.755      3,008,661
                                                                                 2014   1.571       1.757      3,593,405
                                                                                 2013   1.205       1.571      4,028,904
                                                                                 2012   1.055       1.205      5,708,323
                                                                                 2011   1.049       1.055      9,016,727
                                                                                 2010   0.926       1.049     14,424,993
                                                                                 2009   0.750       0.926      8,207,661

                              BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 2016   2.973
                                                                                           2015   3.023
                                                                                           2014   2.825
                                                                                           2013   2.410
                                                                                           2012   2.192
                                                                                           2011   2.173
                                                                                           2010   2.004
                                                                                           2009   1.715
                                                                                           2008   2.236
                                                                                           2007   2.175
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2016   2.171
                                                                                           2015   2.203
                                                                                           2014   2.014
                                                                                           2013   1.503
                                                                                           2012   1.306
                                                                                           2011   1.312
                                                                                           2010   1.193
                                                                                           2009   1.000
                                                                                           2008   1.501
                                                                                           2007   1.413
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 2016   3.418
                                                                                           2015   3.443
                                                                                           2014   3.488
                                                                                           2013   2.787
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   1.968
                                                                                           2015   1.804
                                                                                           2014   1.679
                                                                                           2013   1.226
                                                                                           2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
                                                                                           2008   1.154
                                                                                           2007   1.071
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.452
                                                                                           2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
                                                                                           2008   1.179
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 2007   1.118
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.746
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.257
                                                                                           2015   1.264
                                                                                           2014   1.244
                                                                                           2013   1.268
                                                                                           2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103
                                                                                           2008   1.119
                                                                                           2007   1.085
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)........................... 2007   0.980
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.401
                                                                                           2008   1.355
                                                                                           2007   1.262
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.978
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.704



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)................................ 3.198      1,663,578
                                                                                           2.973      2,008,207
                                                                                           3.023      2,636,980
                                                                                           2.825      3,145,105
                                                                                           2.410      3,997,834
                                                                                           2.192      6,398,691
                                                                                           2.173     10,017,498
                                                                                           2.004     11,933,566
                                                                                           1.715     14,963,634
                                                                                           2.236     19,448,863
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06)....................................... 2.452      1,348,226
                                                                                           2.171      1,539,555
                                                                                           2.203      1,926,644
                                                                                           2.014      2,605,214
                                                                                           1.503      1,144,577
                                                                                           1.306      2,112,750
                                                                                           1.312      3,278,631
                                                                                           1.193      3,622,554
                                                                                           1.000      3,456,678
                                                                                           1.501      2,763,653
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13)................................. 4.005        130,373
                                                                                           3.418        183,987
                                                                                           3.443        246,379
                                                                                           3.488        398,184
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 1.972        833,306
                                                                                           1.968      1,135,112
                                                                                           1.804      1,311,688
                                                                                           1.679      1,702,634
                                                                                           1.226      1,940,003
                                                                                           1.047      2,542,898
                                                                                           1.075      3,295,036
                                                                                           0.933      3,778,580
                                                                                           0.661      3,936,973
                                                                                           1.154      4,188,672
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.698      1,262,308
                                                                                           2.452      1,520,913
                                                                                           2.424      1,840,262
                                                                                           2.303      2,270,869
                                                                                           1.618      3,022,901
                                                                                           1.415      5,375,658
                                                                                           1.413      7,816,583
                                                                                           1.063      8,473,760
                                                                                           0.777      9,639,789
 MSF Western Asset Management High Yield Bond Subaccount (Class A) (4/06)................. 1.161             --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.814        624,367
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.259      1,059,850
                                                                                           1.257      1,269,430
                                                                                           1.264      1,575,440
                                                                                           1.244      2,135,006
                                                                                           1.268      2,705,000
                                                                                           1.241      4,375,374
                                                                                           1.190      6,050,925
                                                                                           1.137      6,823,795
                                                                                           1.103      7,512,059
                                                                                           1.119      8,563,783
PIMCO Variable Insurance Trust
 PIMCO VIT Real Return Subaccount (Administrative Class) (6/05)........................... 1.001             --
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.449              8
                                                                                           1.401     10,784,531
                                                                                           1.355      9,605,873
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.115             --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.786         32,803

                           BRP -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                       UNIT      UNIT      NUMBER OF
                                                                      VALUE      VALUE       UNITS
                                                                        AT        AT      OUTSTANDING
                                                                    BEGINNING   END OF         AT
PORTFOLIO NAME                                               YEAR    OF YEAR     YEAR     END OF YEAR
----------------------------------------------------------- ------ ----------- -------- ---------------
                                                            2015   1.756       1.704         43,954
                                                            2014   1.627       1.756        149,260
                                                            2013   1.389       1.627        207,538
                                                            2012   1.271       1.389        275,590
                                                            2011   1.288       1.271        645,319
                                                            2010   1.163       1.288       1,146,284
                                                            2009   0.959       1.163       1,422,817
                                                            2008   1.300       0.959       2,055,437
                                                            2007   1.187       1.300       2,122,971
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)........ 2009   1.044       1.014               (2)
                                                            2008   1.648       1.044       2,073,591
                                                            2007   1.709       1.648       2,363,002


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.


Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund - Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Janus Aspen Series - Global Technology Portfolio - Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio - Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio - Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Adjustable Rate Income Portfolio liquidated its assets and is no longer available as a funding option.

Effective on or about 04/30/2012, Met Investors Series Trust-Oppenheimer Capital Appreciation Portfolio was merged into Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2012, Metropolitan Series Fund, Inc.-Jennison Growth Portfolio - Class B was exchanged for Metropolitan Series Fund-Jennison Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-RCM Technology Portfolio was merged into Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-Oppenheimer Global Equity Portfolio - Class B was merged into Met Investors Series
Trust-Oppenheimer Global Equity Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class B was exchanged for Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

                       CONDENSED FINANCIAL INFORMATION --
                                      UGVA
--------------------------------------------------------------------------------
The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.905       0.865            --
                                                                             2007   0.784       0.905       123,946
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.420       2.410            44
                                                                             2015   2.285       2.420            44
                                                                             2014   2.256       2.285         2,595
                                                                             2013   1.764       2.256         2,916
                                                                             2012   1.454       1.764         3,108
                                                                             2011   1.612       1.454       123,782
                                                                             2010   1.457       1.612       567,860
                                                                             2009   1.034       1.457       552,897
                                                                             2008   1.695       1.034       511,218
                                                                             2007   1.491       1.695       598,350
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.216       2.402           724
                                                                             2015   2.095       2.216           724
                                                                             2014   1.950       2.095         1,924
                                                                             2013   1.514       1.950         1,924
                                                                             2012   1.297       1.514         2,475
                                                                             2011   1.369       1.297       360,164
                                                                             2010   1.165       1.369     1,265,051
                                                                             2009   0.844       1.165     1,391,413
                                                                             2008   1.521       0.844     1,338,665
                                                                             2007   1.368       1.521     1,609,831
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.948       2.151           679
                                                                             2015   1.939       1.948           679
                                                                             2014   1.771       1.939         1,855
                                                                             2013   1.340       1.771         2,677
                                                                             2012   1.152       1.340         2,677
                                                                             2011   1.185       1.152        93,482
                                                                             2010   1.074       1.185       807,230
                                                                             2009   0.827       1.074       886,245
                                                                             2008   1.344       0.827       779,720
                                                                             2007   1.292       1.344       768,037
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.330       1.276            --
                                                                             2007   1.254       1.330       751,513
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.283       1.214            --
                                                                             2007   1.457       1.283     1,262,574
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.491       2.657            84
                                                                             2015   2.506       2.491            84
                                                                             2014   2.267       2.506           167
                                                                             2013   1.748       2.267           167
                                                                             2012   1.521       1.748         4,000
                                                                             2011   1.580       1.521       112,504
                                                                             2010   1.365       1.580       497,022
                                                                             2009   1.018       1.365       569,582
                                                                             2008   1.793       1.018       625,998
                                                                             2007   1.544       1.793       934,598
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.340       3.701           342

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                             2015   3.429       3.340           342
                                                                             2014   3.266       3.429        12,002
                                                                             2013   2.428       3.266        12,002
                                                                             2012   2.141       2.428        12,737
                                                                             2011   2.426       2.141       213,607
                                                                             2010   1.906       2.426       608,961
                                                                             2009   1.377       1.906       686,971
                                                                             2008   2.304       1.377       803,227
                                                                             2007   2.017       2.304     1,217,029
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.797       1.853           160
                                                                             2015   1.865       1.797           160
                                                                             2014   1.753       1.865           257
                                                                             2013   1.281       1.753           257
                                                                             2012   1.168       1.281           964
                                                                             2011   1.239       1.168        22,012
                                                                             2010   0.981       1.239       122,942
                                                                             2009   0.690       0.981       136,338
                                                                             2008   1.212       0.690       169,325
                                                                             2007   1.100       1.212       216,240
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)........ 2016   2.251       2.617            --
                                                                             2015   2.828       2.251            --
                                                                             2014   3.118       2.828         1,911
                                                                             2013   3.179       3.118         1,911
                                                                             2012   2.837       3.179         1,911
                                                                             2011   3.406       2.837        53,702
                                                                             2010   2.926       3.406       277,271
                                                                             2009   1.712       2.926       333,538
                                                                             2008   3.657       1.712       305,432
                                                                             2007   2.868       3.657       608,769
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04)................... 2016   1.528       1.622            --
                                                                             2015   1.651       1.528            --
                                                                             2014   1.876       1.651         1,779
                                                                             2013   1.541       1.876         1,779
                                                                             2012   1.317       1.541         3,825
                                                                             2011   1.488       1.317       104,855
                                                                             2010   1.387       1.488       421,308
                                                                             2009   1.022       1.387       493,035
                                                                             2008   1.731       1.022       511,847
                                                                             2007   1.515       1.731       688,281
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00).................. 2016   1.141       1.266            16
                                                                             2015   1.111       1.141            16
                                                                             2014   0.999       1.111            16
                                                                             2013   0.765       0.999            16
                                                                             2012   0.660       0.765            16
                                                                             2011   0.678       0.660       336,709
                                                                             2010   0.546       0.678     1,027,925
                                                                             2009   0.382       0.546     1,334,672
                                                                             2008   0.686       0.382     1,525,443
                                                                             2007   0.569       0.686     2,005,754
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01).............. 2016   2.362       2.909            --
                                                                             2015   2.643       2.362            --
                                                                             2014   2.625       2.643            --
                                                                             2013   1.975       2.625            --
                                                                             2012   1.730       1.975           479
                                                                             2011   1.881       1.730        90,159
                                                                             2010   1.521       1.881       218,311
                                                                             2009   1.156       1.521       256,910
                                                                             2008   1.823       1.156       309,641
                                                                             2007   1.890       1.823       471,714
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............. 2016   2.546       2.722           458

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                  2015   2.593       2.546           458
                                                                                  2014   2.422       2.593           677
                                                                                  2013   2.441       2.422           677
                                                                                  2012   2.154       2.441           868
                                                                                  2011   2.068       2.154        52,572
                                                                                  2010   1.873       2.068       260,828
                                                                                  2009   1.415       1.873       399,177
                                                                                  2008   1.857       1.415       379,513
                                                                                  2007   1.846       1.857       699,924
 Templeton Growth Fund, Inc. (Class A) (8/96).................................... 2011   2.198       2.464            --
                                                                                  2010   2.064       2.198       481,496
                                                                                  2009   1.594       2.064       447,183
                                                                                  2008   2.848       1.594       575,104
                                                                                  2007   2.815       2.848     1,088,861
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)....................................... 2007   1.123       1.177            --
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.984       1.050            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.214       2.219         9,319
                                                                                  2015   2.276       2.214         9,319
                                                                                  2014   1.910       2.276        41,773
                                                                                  2013   1.305       1.910        76,389
                                                                                  2012   1.110       1.305       118,219
                                                                                  2011   1.095       1.110     1,297,456
                                                                                  2010   0.884       1.095     2,395,619
                                                                                  2009   0.664       0.884     2,521,637
                                                                                  2008   1.125       0.664     3,256,361
                                                                                  2007   1.120       1.125     7,141,988
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.238       1.247            --
                                                                                  2013   0.946       1.238            50
                                                                                  2012   0.831       0.946        19,588
                                                                                  2011   0.895       0.831        96,826
                                                                                  2010   0.776       0.895       634,934
                                                                                  2009   0.606       0.776       730,232
                                                                                  2008   0.964       0.606       680,929
                                                                                  2007   1.012       0.964     1,502,896
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.498       2.715           887
                                                                                  2015   2.483       2.498           887
                                                                                  2014   2.260       2.483         1,074
                                                                                  2013   1.756       2.260         5,738
                                                                                  2012   1.530       1.756        11,140
                                                                                  2011   1.506       1.530       124,525
                                                                                  2010   1.350       1.506       675,471
                                                                                  2009   1.117       1.350       877,535
                                                                                  2008   1.596       1.117       978,725
                                                                                  2007   1.487       1.596     1,246,294
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.087       2.376           448
                                                                                  2015   2.203       2.087           448
                                                                                  2014   1.958       2.203           448
                                                                                  2013   1.571       1.958           448
                                                                                  2012   1.389       1.571           448
                                                                                  2011   1.300       1.389       168,023
                                                                                  2010   1.170       1.300       324,542
                                                                                  2009   0.962       1.170       326,302
                                                                                  2008   1.495       0.962       393,660
                                                                                  2007   1.482       1.495       667,625
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.333       3.544         3,085
                                                                                  2015   3.066       3.333         3,085
                                                                                  2014   2.717       3.066         5,233
                                                                                  2013   1.991       2.717         5,645
                                                                                  2012   1.671       1.991         9,176
                                                                                  2011   1.699       1.671       166,260
                                                                                  2010   1.562       1.699       352,178
                                                                                  2009   1.108       1.562       440,287
                                                                                  2008   1.785       1.108       687,996
                                                                                  2007   1.712       1.785       906,220
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.616       2.926         5,462

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2015   2.720       2.616         5,462
                                                                                         2014   2.459       2.720         7,112
                                                                                         2013   1.877       2.459        12,744
                                                                                         2012   1.627       1.877        28,273
                                                                                         2011   1.566       1.627       155,986
                                                                                         2010   1.445       1.566       323,265
                                                                                         2009   1.172       1.445       339,895
                                                                                         2008   1.839       1.172       564,406
                                                                                         2007   1.788       1.839     1,277,401
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)............... 2016   2.454       2.570           455
                                                                                         2015   2.592       2.454           455
                                                                                         2014   2.515       2.592           730
                                                                                         2013   1.728       2.515           730
                                                                                         2012   1.461       1.728         2,769
                                                                                         2011   1.456       1.461        61,326
                                                                                         2010   1.175       1.456       123,207
                                                                                         2009   0.831       1.175       188,938
                                                                                         2008   1.416       0.831       172,434
                                                                                         2007   1.369       1.416       351,395
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.821       0.801            --
                                                                                         2008   1.327       0.821     2,121,513
                                                                                         2007   1.277       1.327     3,029,716
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   1.020       1.020            --
                                                                                         2015   1.020       1.020            --
                                                                                         2014   1.020       1.020            --
                                                                                         2013   1.020       1.020            --
                                                                                         2012   1.020       1.020            --
                                                                                         2011   1.030       1.020            --
                                                                                         2010   0.953       1.030       219,766
                                                                                         2009   0.820       0.953        69,501
                                                                                         2008   1.050       0.820        33,363
                                                                                         2007   1.047       1.050        28,314
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.543       1.577            --
                                                                                         2010   1.398       1.543        76,256
                                                                                         2009   1.183       1.398        74,499
                                                                                         2008   1.383       1.183       179,833
                                                                                         2007   1.370       1.383       391,345
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.311       2.645            --
                                                                                         2015   2.479       2.311            --
                                                                                         2014   2.533       2.479            --
                                                                                         2013   2.407       2.533            --
                                                                                         2012   2.055       2.407            --
                                                                                         2011   2.041       2.055        87,118
                                                                                         2010   1.794       2.041       238,890
                                                                                         2009   1.165       1.794       249,507
                                                                                         2008   1.701       1.165       291,650
                                                                                         2007   1.719       1.701       455,015
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.258       1.254            --
                                                                                         2009   1.268       1.258     3,733,635
                                                                                         2008   1.248       1.268     5,010,250
                                                                                         2007   1.202       1.248     8,132,833
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.299       2.416            --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.443       1.488            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.302       1.392            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.316       1.371            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.385       1.530            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.678       2.586            --
                                                                                         2007   2.551       2.678       204,350
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.205       2.497            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   2.311       2.205            --
                                                                          2014   2.255       2.311         1,416
                                                                          2013   2.072       2.255         1,416
                                                                          2012   1.790       2.072         1,416
                                                                          2011   1.762       1.790        45,570
                                                                          2010   1.531       1.762       211,372
                                                                          2009   1.050       1.531       212,297
                                                                          2008   1.397       1.050       160,421
                                                                          2007   1.373       1.397       231,289
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............. 2016   1.221       1.223            --
                                                                          2015   1.248       1.221            --
                                                                          2014   1.109       1.248         9,057
                                                                          2013   1.080       1.109         9,057
                                                                          2012   0.864       1.080        16,003
                                                                          2011   0.921       0.864        88,649
                                                                          2010   0.800       0.921       449,487
                                                                          2009   0.598       0.800       441,952
                                                                          2008   1.033       0.598       440,411
                                                                          2007   1.225       1.033       717,395
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)....... 2014   4.044       4.219            --
                                                                          2013   3.164       4.044         9,059
                                                                          2012   2.602       3.164        11,625
                                                                          2011   2.835       2.602       162,578
                                                                          2010   2.611       2.835       898,465
                                                                          2009   1.841       2.611     1,172,476
                                                                          2008   3.199       1.841     1,484,845
                                                                          2007   2.477       3.199     2,004,200
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14).......... 2016   4.527       4.615         2,019
                                                                          2015   4.753       4.527         2,019
                                                                          2014   4.207       4.753         2,019
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *......... 2016   2.230       2.394         3,062
                                                                          2015   2.354       2.230         3,062
                                                                          2014   2.516       2.354         4,867
                                                                          2013   1.943       2.516         4,867
                                                                          2012   1.516       1.943         4,867
                                                                          2011   1.780       1.516       161,005
                                                                          2010   1.541       1.780       787,088
                                                                          2009   1.001       1.541       943,213
                                                                          2008   1.706       1.001     1,116,496
                                                                          2007   1.738       1.706     1,749,993
 MIST Invesco Comstock Subaccount (Class B) (5/09)....................... 2016   2.351       2.730            --
                                                                          2015   2.525       2.351            --
                                                                          2014   2.333       2.525            --
                                                                          2013   1.741       2.333            --
                                                                          2012   1.483       1.741           860
                                                                          2011   1.521       1.483         8,001
                                                                          2010   1.337       1.521       168,017
                                                                          2009   1.067       1.337       159,751
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................ 2016   1.780       2.035            --
                                                                          2015   1.975       1.780            --
                                                                          2014   1.819       1.975            --
                                                                          2013   1.410       1.819            --
                                                                          2012   1.242       1.410            --
                                                                          2011   1.303       1.242        52,872
                                                                          2010   1.048       1.303       285,268
                                                                          2009   0.837       1.048       268,637
                                                                          2008   1.380       0.837       335,603
                                                                          2007   1.514       1.380       523,212
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06)............. 2016   1.898       1.959            --
                                                                          2015   1.954       1.898            --
                                                                          2014   1.877       1.954            48
                                                                          2013   1.753       1.877            48
                                                                          2012   1.564       1.753            48
                                                                          2011   1.507       1.564       102,677
                                                                          2010   1.345       1.507       156,395
                                                                          2009   0.991       1.345       125,371
                                                                          2008   1.226       0.991       103,057
                                                                          2007   1.159       1.226       253,907

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.771       0.735            --
                                                                           2008   1.358       0.771     1,171,229
                                                                           2007   1.226       1.358     2,271,601
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.468       2.626            --
                                                                           2012   2.038       2.468         5,044
                                                                           2011   2.466       2.038       164,852
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.159       1.218            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.719       1.843            --
                                                                           2015   1.662       1.719            --
                                                                           2014   1.477       1.662         8,983
                                                                           2013   1.112       1.477        17,950
                                                                           2012   0.990       1.112        17,950
                                                                           2011   0.998       0.990        58,270
                                                                           2010   0.895       0.998       371,664
                                                                           2009   0.758       0.895       341,583
                                                                           2008   1.222       0.758       334,408
                                                                           2007   1.208       1.222       370,420
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)............ 2016   1.328       1.433           138
                                                                           2015   1.369       1.328           138
                                                                           2014   1.316       1.369           138
                                                                           2013   1.026       1.316           138
                                                                           2012   0.888       1.026           138
                                                                           2011   1.034       0.888        67,247
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *.............. 2016   2.334       3.033           812
                                                                           2015   2.492       2.334           812
                                                                           2014   2.475       2.492         5,209
                                                                           2013   1.887       2.475         5,209
                                                                           2012   1.616       1.887         9,111
                                                                           2011   1.793       1.616       209,819
                                                                           2010   1.510       1.793       372,066
                                                                           2009   1.207       1.510       392,236
                                                                           2008   1.737       1.207       475,138
                                                                           2007   1.809       1.737       724,701
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................. 2013   2.666       2.896            --
                                                                           2012   2.551       2.666            --
                                                                           2011   2.716       2.551        54,649
                                                                           2010   2.226       2.716       113,304
                                                                           2009   1.639       2.226       118,017
                                                                           2008   2.581       1.639       151,960
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13)............... 2016   1.216       1.208            13
                                                                           2015   1.181       1.216            13
                                                                           2014   1.167       1.181         4,082
                                                                           2013   1.015       1.167         4,082
 MIST PIMCO Total Return Subaccount (Class B) (5/09)...................... 2016   1.955       1.986         3,373
                                                                           2015   1.974       1.955         3,373
                                                                           2014   1.914       1.974         5,418
                                                                           2013   1.971       1.914         5,418
                                                                           2012   1.822       1.971        21,626
                                                                           2011   1.784       1.822       127,586
                                                                           2010   1.666       1.784       973,461
                                                                           2009   1.489       1.666     1,200,948
 MIST Pioneer Fund Subaccount (Class A) (4/06)............................ 2016   2.344       2.363            --
                                                                           2015   2.366       2.344            --
                                                                           2014   2.150       2.366            --
                                                                           2013   1.632       2.150            --
                                                                           2012   1.491       1.632            --
                                                                           2011   1.577       1.491        27,203
                                                                           2010   1.371       1.577        86,275
                                                                           2009   1.118       1.371        76,582
                                                                           2008   1.681       1.118        69,570
                                                                           2007   1.617       1.681        61,072
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)................ 2016   2.659       2.730            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   2.721       2.659            --
                                                                           2014   2.627       2.721            --
                                                                           2013   2.613       2.627            --
                                                                           2012   2.365       2.613            --
                                                                           2011   2.305       2.365        52,475
                                                                           2010   2.075       2.305       234,471
                                                                           2009   1.575       2.075       257,992
                                                                           2008   1.782       1.575       244,000
                                                                           2007   1.688       1.782       335,244
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *......... 2016   1.494       1.715           531
                                                                           2015   1.566       1.494           531
                                                                           2014   1.396       1.566        11,845
                                                                           2013   1.054       1.396        11,845
                                                                           2012   0.902       1.054        19,919
                                                                           2011   0.950       0.902       755,755
                                                                           2010   0.820       0.950     1,758,959
                                                                           2009   0.699       0.820     1,787,154
                                                                           2008   1.109       0.699     1,842,942
                                                                           2007   1.080       1.109     4,435,724
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2016   1.307       1.502            50
                                                                           2015   1.368       1.307            50
                                                                           2014   1.249       1.368            50
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.350       1.397            --
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.165       1.253            --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.152       1.206            --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.361       1.362            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.788       1.811           215
                                                                           2015   1.801       1.788           215
                                                                           2014   1.719       1.801         2,427
                                                                           2013   1.778       1.719         2,427
                                                                           2012   1.728       1.778         6,860
                                                                           2011   1.624       1.728       334,518
                                                                           2010   1.547       1.624       378,733
                                                                           2009   1.485       1.547       383,663
                                                                           2008   1.416       1.485       500,625
                                                                           2007   1.395       1.416       691,127
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   2.016       2.059         2,887
                                                                           2015   2.025       2.016         2,887
                                                                           2014   1.910       2.025         2,887
                                                                           2013   1.944       1.910         4,122
                                                                           2012   1.826       1.944         4,122
                                                                           2011   1.730       1.826       137,278
                                                                           2010   1.613       1.730       229,392
                                                                           2009   1.489       1.613       179,956
                                                                           2008   1.557       1.489       239,978
                                                                           2007   1.479       1.557       425,915
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.472       2.449            89
                                                                           2015   2.349       2.472            89
                                                                           2014   2.179       2.349         5,653
                                                                           2013   1.640       2.179        38,695
                                                                           2012   1.448       1.640        53,668
                                                                           2011   1.606       1.448       409,389
                                                                           2010   1.354       1.606     1,671,992
                                                                           2009   1.071       1.354     1,747,869
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).......... 2016   1.185       1.176        26,769
                                                                           2015   1.197       1.185        36,216
                                                                           2014   1.209       1.197        76,791
                                                                           2013   1.221       1.209        88,952
                                                                           2012   1.234       1.221       110,369
                                                                           2011   1.246       1.234     2,490,530
                                                                           2010   1.254       1.246     4,182,348
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.997       1.043            --
                                                                           2008   1.825       0.997     1,073,253
                                                                           2007   1.774       1.825     2,033,697

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
 MSF FI Value Leaders Subaccount (Class D) (4/06)............................... 2013   1.935       2.134            --
                                                                                 2012   1.690       1.935         5,122
                                                                                 2011   1.821       1.690       135,822
                                                                                 2010   1.607       1.821       438,223
                                                                                 2009   1.334       1.607       294,614
                                                                                 2008   2.209       1.334       353,168
                                                                                 2007   2.143       2.209       557,102
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06)........................ 2016   1.055       1.099            --
                                                                                 2015   1.036       1.055            --
                                                                                 2014   0.943       1.036            --
                                                                                 2013   0.718       0.943        21,700
                                                                                 2012   0.654       0.718        21,700
                                                                                 2011   0.682       0.654       566,828
                                                                                 2010   0.598       0.682       847,124
                                                                                 2009   0.405       0.598     1,102,397
                                                                                 2008   0.753       0.405     1,368,696
                                                                                 2007   0.632       0.753     1,863,025
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2016   1.590       1.572            --
                                                                                 2015   1.453       1.590            --
                                                                                 2014   1.349       1.453            --
                                                                                 2013   0.997       1.349            --
                                                                                 2012   0.871       0.997            --
                                                                                 2011   0.878       0.871         6,847
                                                                                 2010   0.797       0.878       105,989
                                                                                 2009   0.577       0.797       188,425
                                                                                 2008   0.867       0.577       152,299
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.781       1.893            --
                                                                                 2015   1.757       1.781            --
                                                                                 2014   1.604       1.757            --
                                                                                 2013   1.212       1.604        10,790
                                                                                 2012   1.084       1.212        12,278
                                                                                 2011   1.141       1.084       119,655
                                                                                 2010   1.029       1.141       427,677
                                                                                 2009   0.788       1.029       388,101
                                                                                 2008   1.271       0.788       371,084
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.955       1.037            --
                                                                                 2010   0.834       0.955       609,023
                                                                                 2009   0.641       0.834       280,859
                                                                                 2008   1.087       0.641       371,116
                                                                                 2007   1.063       1.087       317,997
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.399       1.448            --
                                                                                 2015   1.421       1.399            --
                                                                                 2014   1.374       1.421            --
                                                                                 2013   1.331       1.374            --
                                                                                 2012   1.231       1.331            --
                                                                                 2011   1.205       1.231           608
                                                                                 2010   1.106       1.205       138,558
                                                                                 2009   0.927       1.106        51,661
                                                                                 2008   1.093       0.927        88,688
                                                                                 2007   1.046       1.093        15,847
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.413       1.484            --
                                                                                 2015   1.442       1.413            --
                                                                                 2014   1.388       1.442            --
                                                                                 2013   1.264       1.388            --
                                                                                 2012   1.146       1.264            --
                                                                                 2011   1.145       1.146            17
                                                                                 2010   1.037       1.145       181,210
                                                                                 2009   0.847       1.037        29,326
                                                                                 2008   1.091       0.847        59,122
                                                                                 2007   1.052       1.091        54,713
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.408       1.493           213

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.440       1.408           213
                                                                        2014   1.385       1.440           213
                                                                        2013   1.185       1.385           213
                                                                        2012   1.057       1.185           213
                                                                        2011   1.083       1.057       129,667
                                                                        2010   0.966       1.083       752,831
                                                                        2009   0.771       0.966       288,654
                                                                        2008   1.092       0.771       271,634
                                                                        2007   1.057       1.092       348,328
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06)........... 2016   1.382       1.480         2,040
                                                                        2015   1.420       1.382         2,040
                                                                        2014   1.363       1.420         3,658
                                                                        2013   1.108       1.363         3,658
                                                                        2012   0.970       1.108         3,658
                                                                        2011   1.018       0.970       268,096
                                                                        2010   0.896       1.018       986,665
                                                                        2009   0.701       0.896       308,849
                                                                        2008   1.092       0.701       512,237
                                                                        2007   1.062       1.092       425,631
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2016   1.833       2.027           629
                                                                        2015   1.830       1.833           629
                                                                        2014   1.631       1.830         1,289
                                                                        2013   1.247       1.631        14,478
                                                                        2012   1.089       1.247        16,829
                                                                        2011   1.080       1.089       385,010
                                                                        2010   0.950       1.080     1,345,434
                                                                        2009   0.760       0.950     1,804,981
                                                                        2008   1.220       0.760       465,886
                                                                        2007   1.229       1.220       510,206
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   3.167       3.417         3,826
                                                                        2015   3.211       3.167         3,826
                                                                        2014   2.991       3.211         6,145
                                                                        2013   2.544       2.991         6,667
                                                                        2012   2.307       2.544        24,096
                                                                        2011   2.280       2.307       420,807
                                                                        2010   2.096       2.280       754,307
                                                                        2009   1.789       2.096       823,561
                                                                        2008   2.326       1.789       935,550
                                                                        2007   2.255       2.326     1,533,786
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.249       2.547            --
                                                                        2015   2.275       2.249            --
                                                                        2014   2.073       2.275         6,366
                                                                        2013   1.543       2.073         6,366
                                                                        2012   1.336       1.543         2,923
                                                                        2011   1.338       1.336        57,030
                                                                        2010   1.213       1.338       263,405
                                                                        2009   1.014       1.213       241,027
                                                                        2008   1.518       1.014       304,445
                                                                        2007   1.425       1.518       442,986
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.079       1.082            --
                                                                        2015   1.102       1.079            --
                                                                        2014   1.184       1.102            --
                                                                        2013   0.981       1.184            --
                                                                        2012   0.838       0.981            --
                                                                        2011   0.967       0.838        78,660
                                                                        2010   0.903       0.967       267,064
                                                                        2009   0.709       0.903       347,195
                                                                        2008   1.236       0.709       567,372
                                                                        2007   1.265       1.236       816,643
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.605       4.236            --
                                                                        2015   3.620       3.605            --
                                                                        2014   3.656       3.620            --
                                                                        2013   2.916       3.656            --
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.065       2.479            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.00% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   2.179
                                                                                           2014   2.095
                                                                                           2013   1.527
                                                                                           2012   1.326
                                                                                           2011   1.396
                                                                                           2010   1.111
                                                                                           2009   0.891
                                                                                           2008   1.353
                                                                                           2007   1.392
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2016   2.026
                                                                                           2015   1.852
                                                                                           2014   1.718
                                                                                           2013   1.251
                                                                                           2012   1.065
                                                                                           2011   1.090
                                                                                           2010   0.943
                                                                                           2009   0.666
                                                                                           2008   1.160
                                                                                           2007   1.073
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.588
                                                                                           2015   2.551
                                                                                           2014   2.416
                                                                                           2013   1.693
                                                                                           2012   1.475
                                                                                           2011   1.469
                                                                                           2010   1.102
                                                                                           2009   0.803
                                                                                           2008   1.216
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.843
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.786
                                                                                           2015   1.841
                                                                                           2014   1.766
                                                                                           2013   1.769
                                                                                           2012   1.606
                                                                                           2011   1.580
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.302
                                                                                           2015   1.306
                                                                                           2014   1.281
                                                                                           2013   1.301
                                                                                           2012   1.270
                                                                                           2011   1.214
                                                                                           2010   1.157
                                                                                           2009   1.118
                                                                                           2008   1.132
                                                                                           2007   1.094
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.434
                                                                                           2008   1.382
                                                                                           2007   1.284
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.012
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.764
                                                                                           2015   1.813
                                                                                           2014   1.675
                                                                                           2013   1.425
                                                                                           2012   1.301
                                                                                           2011   1.314
                                                                                           2010   1.183
                                                                                           2009   0.973
                                                                                           2008   1.314
                                                                                           2007   1.197
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.062
                                                                                           2008   1.671
                                                                                           2007   1.728



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.065            --
                                                                                           2.179         3,921
                                                                                           2.095         8,757
                                                                                           1.527        17,022
                                                                                           1.326       159,476
                                                                                           1.396       384,416
                                                                                           1.111       307,521
                                                                                           0.891       416,054
                                                                                           1.353       471,802
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........................... 2.036            --
                                                                                           2.026            --
                                                                                           1.852         1,650
                                                                                           1.718         1,650
                                                                                           1.251         1,650
                                                                                           1.065        25,044
                                                                                           1.090       179,934
                                                                                           0.943       199,774
                                                                                           0.666       251,720
                                                                                           1.160       429,893
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.857         5,813
                                                                                           2.588         5,813
                                                                                           2.551        11,203
                                                                                           2.416        36,244
                                                                                           1.693        61,839
                                                                                           1.475       454,803
                                                                                           1.469       900,935
                                                                                           1.102       967,963
                                                                                           0.803       965,671
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.919            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.845            --
                                                                                           1.786            --
                                                                                           1.841            --
                                                                                           1.766         7,262
                                                                                           1.769         7,262
                                                                                           1.606        56,728
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.307           211
                                                                                           1.302           211
                                                                                           1.306           211
                                                                                           1.281           211
                                                                                           1.301         5,877
                                                                                           1.270       229,166
                                                                                           1.214       562,302
                                                                                           1.157       472,862
                                                                                           1.118       540,440
                                                                                           1.132     1,032,466
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.485            --
                                                                                           1.434     1,213,383
                                                                                           1.382     1,391,687
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.153            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.856            --
                                                                                           1.764            --
                                                                                           1.813            --
                                                                                           1.675         4,855
                                                                                           1.425         4,855
                                                                                           1.301        75,214
                                                                                           1.314       149,162
                                                                                           1.183       186,256
                                                                                           0.973       266,050
                                                                                           1.314       311,354
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.032            --
                                                                                           1.062       159,908
                                                                                           1.671       282,145

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.10%
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.899       0.859            --
                                                                             2007   0.780       0.899       160,067
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.391       2.380            --
                                                                             2015   2.261       2.391            --
                                                                             2014   2.234       2.261            --
                                                                             2013   1.749       2.234            --
                                                                             2012   1.443       1.749            --
                                                                             2011   1.601       1.443       250,566
                                                                             2010   1.449       1.601       433,160
                                                                             2009   1.029       1.449       593,892
                                                                             2008   1.689       1.029       631,737
                                                                             2007   1.487       1.689       646,173
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.190       2.372             4
                                                                             2015   2.073       2.190             4
                                                                             2014   1.931       2.073             4
                                                                             2013   1.501       1.931           341
                                                                             2012   1.287       1.501         1,942
                                                                             2011   1.360       1.287       632,862
                                                                             2010   1.158       1.360       984,216
                                                                             2009   0.840       1.158     1,501,083
                                                                             2008   1.516       0.840     1,307,187
                                                                             2007   1.364       1.516     1,494,955
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.925       2.124            --
                                                                             2015   1.919       1.925            --
                                                                             2014   1.754       1.919            --
                                                                             2013   1.328       1.754           380
                                                                             2012   1.143       1.328           380
                                                                             2011   1.177       1.143       205,736
                                                                             2010   1.068       1.177       519,938
                                                                             2009   0.823       1.068       608,035
                                                                             2008   1.339       0.823       709,968
                                                                             2007   1.289       1.339       698,999
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.317       1.262            --
                                                                             2007   1.243       1.317       604,644
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.270       1.200            --
                                                                             2007   1.443       1.270     1,227,508
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.455       2.616            --
                                                                             2015   2.472       2.455            --
                                                                             2014   2.239       2.472            --
                                                                             2013   1.728       2.239            78
                                                                             2012   1.505       1.728           336
                                                                             2011   1.565       1.505       230,612
                                                                             2010   1.353       1.565       351,577
                                                                             2009   1.010       1.353       615,398
                                                                             2008   1.782       1.010       513,138
                                                                             2007   1.536       1.782       632,995
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.291       3.643             2
                                                                             2015   3.382       3.291             2
                                                                             2014   3.225       3.382             2
                                                                             2013   2.400       3.225            44
                                                                             2012   2.118       2.400         2,799
                                                                             2011   2.402       2.118       252,022
                                                                             2010   1.889       2.402       387,040
                                                                             2009   1.367       1.889       604,016
                                                                             2008   2.288       1.367       622,461
                                                                             2007   2.006       2.288       958,105
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.771       1.825            --

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.839       1.771            --
                                                                            2014   1.730       1.839            --
                                                                            2013   1.266       1.730            54
                                                                            2012   1.155       1.266            54
                                                                            2011   1.227       1.155       130,276
                                                                            2010   0.972       1.227       137,472
                                                                            2009   0.685       0.972       141,642
                                                                            2008   1.204       0.685       134,780
                                                                            2007   1.094       1.204       176,430
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2016   2.223       2.582            --
                                                                            2015   2.795       2.223            --
                                                                            2014   3.085       2.795            --
                                                                            2013   3.148       3.085           940
                                                                            2012   2.813       3.148         1,217
                                                                            2011   3.380       2.813       202,469
                                                                            2010   2.906       3.380       287,243
                                                                            2009   1.702       2.906       270,100
                                                                            2008   3.640       1.702       291,433
                                                                            2007   2.858       3.640       478,477
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2016   1.511       1.601             8
                                                                            2015   1.633       1.511             8
                                                                            2014   1.858       1.633             8
                                                                            2013   1.528       1.858           148
                                                                            2012   1.307       1.528           148
                                                                            2011   1.478       1.307       233,787
                                                                            2010   1.379       1.478       377,664
                                                                            2009   1.017       1.379       493,181
                                                                            2008   1.725       1.017       521,238
                                                                            2007   1.511       1.725       663,119
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................. 2016   1.123       1.245            --
                                                                            2015   1.094       1.123            --
                                                                            2014   0.986       1.094            --
                                                                            2013   0.755       0.986           102
                                                                            2012   0.652       0.755           102
                                                                            2011   0.671       0.652       645,943
                                                                            2010   0.540       0.671       587,522
                                                                            2009   0.378       0.540       856,753
                                                                            2008   0.681       0.378       900,842
                                                                            2007   0.566       0.681     1,723,293
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)............. 2016   2.327       2.864            --
                                                                            2015   2.607       2.327            --
                                                                            2014   2.592       2.607            --
                                                                            2013   1.952       2.592            49
                                                                            2012   1.712       1.952           139
                                                                            2011   1.863       1.712       153,894
                                                                            2010   1.508       1.863       165,126
                                                                            2009   1.148       1.508       190,008
                                                                            2008   1.811       1.148       188,453
                                                                            2007   1.879       1.811       327,506
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............ 2016   2.488       2.657            --
                                                                            2015   2.536       2.488            --
                                                                            2014   2.371       2.536            --
                                                                            2013   2.392       2.371            26
                                                                            2012   2.113       2.392           137
                                                                            2011   2.031       2.113       117,234
                                                                            2010   1.841       2.031       142,149
                                                                            2009   1.393       1.841       277,286
                                                                            2008   1.829       1.393       297,612
                                                                            2007   1.820       1.829       414,846
 Templeton Growth Fund, Inc. (Class A) (8/96).............................. 2011   2.158       2.419            --
                                                                            2010   2.029       2.158       286,906
                                                                            2009   1.568       2.029       595,226
                                                                            2008   2.805       1.568       794,840
                                                                            2007   2.776       2.805     1,081,415
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)................................. 2007   1.117       1.170            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.979       1.043            --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.180       2.182         5,100
                                                                                  2015   2.243       2.180         5,100
                                                                                  2014   1.884       2.243         5,100
                                                                                  2013   1.289       1.884         5,100
                                                                                  2012   1.098       1.289        20,495
                                                                                  2011   1.083       1.098       897,412
                                                                                  2010   0.876       1.083     1,854,160
                                                                                  2009   0.658       0.876     2,241,622
                                                                                  2008   1.116       0.658     2,834,854
                                                                                  2007   1.112       1.116     4,340,022
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.226       1.235            --
                                                                                  2013   0.938       1.226           784
                                                                                  2012   0.825       0.938           784
                                                                                  2011   0.889       0.825       266,676
                                                                                  2010   0.771       0.889       309,727
                                                                                  2009   0.603       0.771       501,951
                                                                                  2008   0.961       0.603       806,154
                                                                                  2007   1.009       0.961     1,058,315
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.453       2.663             2
                                                                                  2015   2.441       2.453             2
                                                                                  2014   2.223       2.441             2
                                                                                  2013   1.729       2.223             2
                                                                                  2012   1.508       1.729             2
                                                                                  2011   1.486       1.508       218,515
                                                                                  2010   1.334       1.486       247,746
                                                                                  2009   1.104       1.334       428,675
                                                                                  2008   1.580       1.104       602,265
                                                                                  2007   1.473       1.580       991,573
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.050       2.331            --
                                                                                  2015   2.166       2.050            --
                                                                                  2014   1.927       2.166            --
                                                                                  2013   1.547       1.927            --
                                                                                  2012   1.370       1.547            --
                                                                                  2011   1.284       1.370        93,860
                                                                                  2010   1.156       1.284        88,282
                                                                                  2009   0.951       1.156       150,919
                                                                                  2008   1.480       0.951       402,565
                                                                                  2007   1.468       1.480       546,506
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.274       3.477            --
                                                                                  2015   3.015       3.274            --
                                                                                  2014   2.674       3.015            --
                                                                                  2013   1.961       2.674            --
                                                                                  2012   1.648       1.961            --
                                                                                  2011   1.677       1.648        75,508
                                                                                  2010   1.544       1.677        94,620
                                                                                  2009   1.096       1.544       195,080
                                                                                  2008   1.767       1.096       276,818
                                                                                  2007   1.697       1.767       593,946
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.570       2.872            --
                                                                                  2015   2.675       2.570            --
                                                                                  2014   2.421       2.675            --
                                                                                  2013   1.849       2.421           233
                                                                                  2012   1.605       1.849           233
                                                                                  2011   1.546       1.605        79,014
                                                                                  2010   1.428       1.546       239,395
                                                                                  2009   1.160       1.428       363,393
                                                                                  2008   1.821       1.160       433,864
                                                                                  2007   1.772       1.821       671,756
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2016   2.418       2.530            --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2015   2.557       2.418            --
                                                                                         2014   2.484       2.557            --
                                                                                         2013   1.708       2.484            --
                                                                                         2012   1.446       1.708            --
                                                                                         2011   1.442       1.446        84,576
                                                                                         2010   1.164       1.442       104,385
                                                                                         2009   0.825       1.164       137,537
                                                                                         2008   1.406       0.825       160,161
                                                                                         2007   1.361       1.406       279,169
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.817       0.797            --
                                                                                         2008   1.322       0.817     1,207,001
                                                                                         2007   1.274       1.322     2,006,844
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   1.012       1.012            --
                                                                                         2015   1.012       1.012            --
                                                                                         2014   1.012       1.012            --
                                                                                         2013   1.012       1.012            --
                                                                                         2012   1.012       1.012            --
                                                                                         2011   1.023       1.012            --
                                                                                         2010   0.947       1.023        71,605
                                                                                         2009   0.815       0.947       111,770
                                                                                         2008   1.046       0.815        94,084
                                                                                         2007   1.043       1.046       148,967
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.523       1.555            --
                                                                                         2010   1.381       1.523       154,502
                                                                                         2009   1.170       1.381       160,053
                                                                                         2008   1.369       1.170       165,329
                                                                                         2007   1.357       1.369       128,012
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.268       2.594            --
                                                                                         2015   2.436       2.268            --
                                                                                         2014   2.491       2.436            --
                                                                                         2013   2.370       2.491            --
                                                                                         2012   2.026       2.370           567
                                                                                         2011   2.013       2.026       185,818
                                                                                         2010   1.771       2.013       128,046
                                                                                         2009   1.151       1.771       201,429
                                                                                         2008   1.683       1.151       146,594
                                                                                         2007   1.703       1.683       182,855
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.243       1.238            --
                                                                                         2009   1.254       1.243     5,031,060
                                                                                         2008   1.235       1.254     5,194,208
                                                                                         2007   1.190       1.235     5,333,066
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.278       2.394            --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.431       1.474            --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.295       1.384            --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.313       1.367            --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.381       1.525            --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.651       2.560            --
                                                                                         2007   2.528       2.651       169,852
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.168       2.453            --
                                                                                         2015   2.275       2.168            --
                                                                                         2014   2.221       2.275            --
                                                                                         2013   2.044       2.221            48
                                                                                         2012   1.768       2.044            48
                                                                                         2011   1.742       1.768       115,948
                                                                                         2010   1.515       1.742       164,817
                                                                                         2009   1.039       1.515       193,499
                                                                                         2008   1.385       1.039       145,561
                                                                                         2007   1.363       1.385       217,664
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.209       1.210            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.238       1.209            --
                                                                           2014   1.101       1.238            --
                                                                           2013   1.073       1.101           151
                                                                           2012   0.859       1.073           151
                                                                           2011   0.917       0.859       231,257
                                                                           2010   0.797       0.917       319,256
                                                                           2009   0.596       0.797       291,554
                                                                           2008   1.032       0.596       298,975
                                                                           2007   1.224       1.032       393,741
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........ 2014   3.959       4.129            --
                                                                           2013   3.100       3.959         1,159
                                                                           2012   2.552       3.100        13,174
                                                                           2011   2.784       2.552       363,314
                                                                           2010   2.566       2.784       423,487
                                                                           2009   1.812       2.566       759,325
                                                                           2008   3.151       1.812     1,090,442
                                                                           2007   2.442       3.151     1,765,259
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........... 2016   4.423       4.505            --
                                                                           2015   4.649       4.423            --
                                                                           2014   4.117       4.649            --
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......... 2016   2.179       2.337         3,095
                                                                           2015   2.302       2.179         3,095
                                                                           2014   2.464       2.302         3,095
                                                                           2013   1.905       2.464         3,172
                                                                           2012   1.487       1.905         3,172
                                                                           2011   1.748       1.487       239,659
                                                                           2010   1.515       1.748       245,744
                                                                           2009   0.985       1.515       388,068
                                                                           2008   1.681       0.985       634,402
                                                                           2007   1.714       1.681       905,553
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................ 2016   2.321       2.693            --
                                                                           2015   2.496       2.321            --
                                                                           2014   2.308       2.496            --
                                                                           2013   1.724       2.308            --
                                                                           2012   1.471       1.724            97
                                                                           2011   1.509       1.471        50,755
                                                                           2010   1.328       1.509       101,056
                                                                           2009   1.061       1.328       176,885
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................. 2016   1.759       2.010            --
                                                                           2015   1.954       1.759            --
                                                                           2014   1.802       1.954            --
                                                                           2013   1.398       1.802           121
                                                                           2012   1.233       1.398         1,211
                                                                           2011   1.294       1.233       117,778
                                                                           2010   1.042       1.294       212,935
                                                                           2009   0.833       1.042       234,258
                                                                           2008   1.375       0.833       210,207
                                                                           2007   1.509       1.375       372,449
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2016   1.876       1.936            --
                                                                           2015   1.933       1.876            --
                                                                           2014   1.859       1.933            --
                                                                           2013   1.738       1.859            40
                                                                           2012   1.552       1.738            40
                                                                           2011   1.497       1.552        75,828
                                                                           2010   1.337       1.497        58,976
                                                                           2009   0.986       1.337       160,070
                                                                           2008   1.222       0.986        68,252
                                                                           2007   1.156       1.222       138,765
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.768       0.731            --
                                                                           2008   1.353       0.768     1,729,418
                                                                           2007   1.223       1.353     2,251,590
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.419       2.572            --
                                                                           2012   1.999       2.419         2,857
                                                                           2011   2.421       1.999       199,888
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.148       1.206            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.687       1.807            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.633       1.687            --
                                                                          2014   1.453       1.633            --
                                                                          2013   1.095       1.453            --
                                                                          2012   0.975       1.095            --
                                                                          2011   0.984       0.975        72,485
                                                                          2010   0.884       0.984       292,180
                                                                          2009   0.750       0.884       238,177
                                                                          2008   1.209       0.750       218,261
                                                                          2007   1.196       1.209       199,001
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2016   1.315       1.418            --
                                                                          2015   1.357       1.315            --
                                                                          2014   1.306       1.357            --
                                                                          2013   1.019       1.306            --
                                                                          2012   0.883       1.019            --
                                                                          2011   1.029       0.883       186,567
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2016   2.305       2.992            --
                                                                          2015   2.463       2.305            --
                                                                          2014   2.448       2.463            --
                                                                          2013   1.869       2.448            21
                                                                          2012   1.602       1.869           600
                                                                          2011   1.779       1.602       176,404
                                                                          2010   1.500       1.779       229,091
                                                                          2009   1.200       1.500       419,264
                                                                          2008   1.728       1.200       431,957
                                                                          2007   1.802       1.728       635,674
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.627       2.851            --
                                                                          2012   2.515       2.627            35
                                                                          2011   2.680       2.515        44,627
                                                                          2010   2.199       2.680        39,583
                                                                          2009   1.621       2.199        85,054
                                                                          2008   2.555       1.621       102,260
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2016   1.213       1.204         7,304
                                                                          2015   1.179       1.213         7,304
                                                                          2014   1.166       1.179         7,304
                                                                          2013   1.015       1.166         7,304
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.926       1.955             2
                                                                          2015   1.948       1.926             2
                                                                          2014   1.890       1.948             2
                                                                          2013   1.948       1.890             2
                                                                          2012   1.803       1.948             2
                                                                          2011   1.766       1.803       460,606
                                                                          2010   1.651       1.766       819,411
                                                                          2009   1.477       1.651     1,066,119
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.315       2.332            --
                                                                          2015   2.339       2.315            --
                                                                          2014   2.127       2.339            --
                                                                          2013   1.616       2.127            --
                                                                          2012   1.478       1.616            95
                                                                          2011   1.565       1.478         1,899
                                                                          2010   1.362       1.565         6,792
                                                                          2009   1.111       1.362        16,009
                                                                          2008   1.673       1.111        25,369
                                                                          2007   1.611       1.673        45,112
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.598       2.667            --
                                                                          2015   2.661       2.598            --
                                                                          2014   2.573       2.661            --
                                                                          2013   2.561       2.573           482
                                                                          2012   2.320       2.561           482
                                                                          2011   2.264       2.320        85,736
                                                                          2010   2.040       2.264       175,189
                                                                          2009   1.550       2.040       200,746
                                                                          2008   1.756       1.550       139,377
                                                                          2007   1.665       1.756       188,762
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.480       1.697         8,080

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.552       1.480         8,080
                                                                           2014   1.385       1.552         8,080
                                                                           2013   1.047       1.385         8,080
                                                                           2012   0.897       1.047        22,268
                                                                           2011   0.945       0.897       598,086
                                                                           2010   0.817       0.945     1,172,876
                                                                           2009   0.697       0.817     1,839,709
                                                                           2008   1.107       0.697     2,366,285
                                                                           2007   1.079       1.107     3,417,454
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2016   1.292       1.483           784
                                                                           2015   1.354       1.292           784
                                                                           2014   1.236       1.354           784
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.342       1.387            --
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.158       1.244            --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.146       1.199            --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.352       1.353            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.760       1.782         2,253
                                                                           2015   1.775       1.760         2,253
                                                                           2014   1.696       1.775         2,253
                                                                           2013   1.756       1.696         2,260
                                                                           2012   1.709       1.756         4,272
                                                                           2011   1.607       1.709       465,499
                                                                           2010   1.532       1.607       432,369
                                                                           2009   1.473       1.532       413,180
                                                                           2008   1.405       1.473       566,563
                                                                           2007   1.385       1.405       693,092
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   1.975       2.014            --
                                                                           2015   1.985       1.975            --
                                                                           2014   1.874       1.985            --
                                                                           2013   1.909       1.874            --
                                                                           2012   1.795       1.909         1,389
                                                                           2011   1.703       1.795       226,862
                                                                           2010   1.589       1.703       178,598
                                                                           2009   1.468       1.589       326,391
                                                                           2008   1.537       1.468       339,485
                                                                           2007   1.462       1.537       393,280
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.415       2.391            --
                                                                           2015   2.298       2.415            --
                                                                           2014   2.134       2.298            --
                                                                           2013   1.607       2.134            --
                                                                           2012   1.421       1.607         1,708
                                                                           2011   1.578       1.421       464,292
                                                                           2010   1.331       1.578       553,887
                                                                           2009   1.054       1.331     1,292,611
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).......... 2016   1.163       1.153         4,194
                                                                           2015   1.176       1.163         4,194
                                                                           2014   1.189       1.176         4,194
                                                                           2013   1.202       1.189         5,913
                                                                           2012   1.216       1.202         9,209
                                                                           2011   1.229       1.216     2,112,413
                                                                           2010   1.238       1.229     2,418,437
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.981       1.026            --
                                                                           2008   1.798       0.981       961,028
                                                                           2007   1.749       1.798     1,358,590
 MSF FI Value Leaders Subaccount (Class D) (4/06)......................... 2013   1.897       2.092            --
                                                                           2012   1.659       1.897           828
                                                                           2011   1.789       1.659        96,286
                                                                           2010   1.580       1.789       101,900
                                                                           2009   1.313       1.580       354,035
                                                                           2008   2.176       1.313       325,210
                                                                           2007   2.114       2.176       397,052
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).................. 2016   1.039       1.082            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.023       1.039            --
                                                                                 2014   0.931       1.023            --
                                                                                 2013   0.710       0.931            92
                                                                                 2012   0.647       0.710            92
                                                                                 2011   0.676       0.647       346,735
                                                                                 2010   0.593       0.676       493,555
                                                                                 2009   0.402       0.593       982,735
                                                                                 2008   0.749       0.402     1,190,454
                                                                                 2007   0.629       0.749     1,465,302
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2016   1.567       1.547            --
                                                                                 2015   1.433       1.567            --
                                                                                 2014   1.332       1.433            --
                                                                                 2013   0.985       1.332            --
                                                                                 2012   0.862       0.985            --
                                                                                 2011   0.870       0.862        68,284
                                                                                 2010   0.790       0.870        80,111
                                                                                 2009   0.572       0.790        51,099
                                                                                 2008   0.861       0.572       100,833
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.748       1.856             2
                                                                                 2015   1.726       1.748             2
                                                                                 2014   1.578       1.726             2
                                                                                 2013   1.193       1.578             2
                                                                                 2012   1.069       1.193             2
                                                                                 2011   1.126       1.069       152,173
                                                                                 2010   1.017       1.126       207,792
                                                                                 2009   0.779       1.017       319,267
                                                                                 2008   1.257       0.779       396,190
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.951       1.032            --
                                                                                 2010   0.831       0.951       328,469
                                                                                 2009   0.639       0.831       748,774
                                                                                 2008   1.085       0.639       399,636
                                                                                 2007   1.062       1.085       373,615
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.386       1.433            --
                                                                                 2015   1.409       1.386            --
                                                                                 2014   1.364       1.409            --
                                                                                 2013   1.322       1.364            --
                                                                                 2012   1.224       1.322           142
                                                                                 2011   1.199       1.224        39,495
                                                                                 2010   1.102       1.199       176,990
                                                                                 2009   0.924       1.102       233,369
                                                                                 2008   1.091       0.924       154,771
                                                                                 2007   1.045       1.091       135,437
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.399       1.468            --
                                                                                 2015   1.430       1.399            --
                                                                                 2014   1.378       1.430            --
                                                                                 2013   1.256       1.378            --
                                                                                 2012   1.139       1.256            --
                                                                                 2011   1.140       1.139        31,267
                                                                                 2010   1.033       1.140       221,747
                                                                                 2009   0.845       1.033       267,653
                                                                                 2008   1.089       0.845        98,816
                                                                                 2007   1.051       1.089        11,178
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.394       1.477            --
                                                                                 2015   1.428       1.394            --
                                                                                 2014   1.374       1.428            --
                                                                                 2013   1.177       1.374            --
                                                                                 2012   1.051       1.177            --
                                                                                 2011   1.078       1.051        88,167
                                                                                 2010   0.963       1.078       538,876
                                                                                 2009   0.769       0.963       833,185
                                                                                 2008   1.090       0.769       213,233
                                                                                 2007   1.056       1.090        87,968
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.369       1.464            --

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.408       1.369            --
                                                                        2014   1.353       1.408            --
                                                                        2013   1.100       1.353            61
                                                                        2012   0.964       1.100            61
                                                                        2011   1.013       0.964       301,762
                                                                        2010   0.893       1.013       508,521
                                                                        2009   0.699       0.893     1,003,344
                                                                        2008   1.090       0.699       323,257
                                                                        2007   1.061       1.090       172,480
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2016   1.807       1.995        10,588
                                                                        2015   1.806       1.807        10,588
                                                                        2014   1.610       1.806        10,588
                                                                        2013   1.233       1.610        10,647
                                                                        2012   1.077       1.233        29,678
                                                                        2011   1.070       1.077       832,289
                                                                        2010   0.942       1.070       973,209
                                                                        2009   0.754       0.942     1,710,645
                                                                        2008   1.212       0.754       520,320
                                                                        2007   1.222       1.212       548,504
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   3.095       3.336            --
                                                                        2015   3.140       3.095            --
                                                                        2014   2.928       3.140            --
                                                                        2013   2.493       2.928            50
                                                                        2012   2.264       2.493           435
                                                                        2011   2.239       2.264       161,692
                                                                        2010   2.061       2.239       503,636
                                                                        2009   1.760       2.061       817,577
                                                                        2008   2.291       1.760     1,084,489
                                                                        2007   2.223       2.291     1,153,088
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.223       2.515            --
                                                                        2015   2.251       2.223            --
                                                                        2014   2.054       2.251            --
                                                                        2013   1.530       2.054            37
                                                                        2012   1.326       1.530           377
                                                                        2011   1.329       1.326       130,318
                                                                        2010   1.206       1.329       184,149
                                                                        2009   1.009       1.206       290,238
                                                                        2008   1.512       1.009       293,981
                                                                        2007   1.421       1.512       420,480
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.062       1.065            --
                                                                        2015   1.086       1.062            --
                                                                        2014   1.168       1.086            --
                                                                        2013   0.969       1.168           236
                                                                        2012   0.828       0.969         1,557
                                                                        2011   0.957       0.828       411,735
                                                                        2010   0.894       0.957       399,527
                                                                        2009   0.703       0.894       466,267
                                                                        2008   1.226       0.703       455,039
                                                                        2007   1.256       1.226       615,319
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.540       4.155            --
                                                                        2015   3.558       3.540            --
                                                                        2014   3.597       3.558            --
                                                                        2013   2.871       3.597            35
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.033       2.439         4,098
                                                                        2015   2.148       2.033         4,098
                                                                        2014   2.067       2.148         4,098
                                                                        2013   1.508       2.067         4,099
                                                                        2012   1.311       1.508         4,258
                                                                        2011   1.382       1.311       209,565
                                                                        2010   1.101       1.382       277,364
                                                                        2009   0.883       1.101       386,649
                                                                        2008   1.343       0.883       346,561
                                                                        2007   1.382       1.343       480,228
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   2.006       2.015            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.10% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.836
                                                                                           2014   1.705
                                                                                           2013   1.242
                                                                                           2012   1.059
                                                                                           2011   1.085
                                                                                           2010   0.940
                                                                                           2009   0.664
                                                                                           2008   1.158
                                                                                           2007   1.072
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.540
                                                                                           2015   2.507
                                                                                           2014   2.377
                                                                                           2013   1.667
                                                                                           2012   1.454
                                                                                           2011   1.449
                                                                                           2010   1.088
                                                                                           2009   0.793
                                                                                           2008   1.203
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.809
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.754
                                                                                           2015   1.810
                                                                                           2014   1.738
                                                                                           2013   1.743
                                                                                           2012   1.583
                                                                                           2011   1.560
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.287
                                                                                           2015   1.292
                                                                                           2014   1.268
                                                                                           2013   1.290
                                                                                           2012   1.260
                                                                                           2011   1.206
                                                                                           2010   1.150
                                                                                           2009   1.113
                                                                                           2008   1.128
                                                                                           2007   1.091
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.423
                                                                                           2008   1.373
                                                                                           2007   1.276
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   2.001
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.744
                                                                                           2015   1.794
                                                                                           2014   1.659
                                                                                           2013   1.413
                                                                                           2012   1.291
                                                                                           2011   1.305
                                                                                           2010   1.177
                                                                                           2009   0.968
                                                                                           2008   1.309
                                                                                           2007   1.194
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.056
                                                                                           2008   1.663
                                                                                           2007   1.722



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           2.006            --
                                                                                           1.836            --
                                                                                           1.705            --
                                                                                           1.242            --
                                                                                           1.059       112,287
                                                                                           1.085       207,256
                                                                                           0.940       294,293
                                                                                           0.664       303,614
                                                                                           1.158       339,239
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.801             1
                                                                                           2.540             1
                                                                                           2.507             1
                                                                                           2.377         1,494
                                                                                           1.667         3,815
                                                                                           1.454       594,620
                                                                                           1.449       551,676
                                                                                           1.088       739,229
                                                                                           0.793       951,760
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.882            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.811            --
                                                                                           1.754            --
                                                                                           1.810            --
                                                                                           1.738            68
                                                                                           1.743            68
                                                                                           1.583        37,493
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.291            --
                                                                                           1.287            --
                                                                                           1.292            --
                                                                                           1.268           126
                                                                                           1.290           126
                                                                                           1.260       103,317
                                                                                           1.206       433,422
                                                                                           1.150       458,001
                                                                                           1.113       363,007
                                                                                           1.128       402,068
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.473            --
                                                                                           1.423       788,626
                                                                                           1.373       661,526
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.140            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.832            --
                                                                                           1.744            --
                                                                                           1.794            --
                                                                                           1.659            --
                                                                                           1.413            --
                                                                                           1.291       190,974
                                                                                           1.305       319,209
                                                                                           1.177       190,020
                                                                                           0.968       103,062
                                                                                           1.309       144,692
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.026            --
                                                                                           1.056       115,238
                                                                                           1.663       108,259





                                  UGVA -- SEPARATE ACCOUNT CHARGES 1.20%
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.893       0.853            --
                                                                             2007   0.775       0.893       393,619
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.364       2.350            --
                                                                             2015   2.237       2.364            --
                                                                             2014   2.213       2.237            --
                                                                             2013   1.734       2.213             8
                                                                             2012   1.432       1.734        18,027
                                                                             2011   1.590       1.432       586,606
                                                                             2010   1.440       1.590     1,521,615
                                                                             2009   1.024       1.440     1,685,854
                                                                             2008   1.683       1.024     1,701,497
                                                                             2007   1.483       1.683     1,788,604
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.165       2.342            --
                                                                             2015   2.051       2.165            --
                                                                             2014   1.913       2.051            --
                                                                             2013   1.488       1.913           391
                                                                             2012   1.277       1.488        26,585
                                                                             2011   1.350       1.277     1,738,663
                                                                             2010   1.152       1.350     3,427,698
                                                                             2009   0.836       1.152     3,617,677
                                                                             2008   1.510       0.836     3,729,582
                                                                             2007   1.361       1.510     4,736,887
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.903       2.097            --
                                                                             2015   1.898       1.903            --
                                                                             2014   1.737       1.898            --
                                                                             2013   1.317       1.737            10
                                                                             2012   1.134       1.317           686
                                                                             2011   1.169       1.134     1,011,485
                                                                             2010   1.062       1.169     2,001,239
                                                                             2009   0.819       1.062     1,788,504
                                                                             2008   1.334       0.819     1,698,847
                                                                             2007   1.285       1.334     2,382,237
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.305       1.250            --
                                                                             2007   1.233       1.305     2,194,071
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.259       1.190            --
                                                                             2007   1.432       1.259     3,785,017
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.420       2.576            --
                                                                             2015   2.439       2.420            --
                                                                             2014   2.211       2.439            --
                                                                             2013   1.708       2.211           342
                                                                             2012   1.489       1.708        21,446
                                                                             2011   1.550       1.489     1,306,030
                                                                             2010   1.342       1.550     2,397,318
                                                                             2009   1.002       1.342     2,360,526
                                                                             2008   1.770       1.002     2,305,152
                                                                             2007   1.527       1.770     2,871,134
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.243       3.586           154
                                                                             2015   3.336       3.243           154
                                                                             2014   3.185       3.336           154
                                                                             2013   2.372       3.185           154
                                                                             2012   2.096       2.372        47,081
                                                                             2011   2.379       2.096     1,095,112
                                                                             2010   1.873       2.379     2,307,267
                                                                             2009   1.356       1.873     2,195,655
                                                                             2008   2.273       1.356     2,299,624
                                                                             2007   1.995       2.273     3,396,263
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.745       1.796           296

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.814       1.745           296
                                                                            2014   1.709       1.814           296
                                                                            2013   1.252       1.709           313
                                                                            2012   1.143       1.252           638
                                                                            2011   1.215       1.143       296,821
                                                                            2010   0.964       1.215       563,723
                                                                            2009   0.679       0.964       578,699
                                                                            2008   1.196       0.679       591,430
                                                                            2007   1.088       1.196       728,317
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2016   2.195       2.547            79
                                                                            2015   2.763       2.195            79
                                                                            2014   3.052       2.763            79
                                                                            2013   3.118       3.052            79
                                                                            2012   2.789       3.118           757
                                                                            2011   3.354       2.789       403,575
                                                                            2010   2.887       3.354       920,185
                                                                            2009   1.693       2.887     1,031,411
                                                                            2008   3.623       1.693       992,574
                                                                            2007   2.847       3.623     1,495,640
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2016   1.493       1.581            --
                                                                            2015   1.616       1.493            --
                                                                            2014   1.840       1.616            --
                                                                            2013   1.515       1.840            13
                                                                            2012   1.297       1.515        16,335
                                                                            2011   1.468       1.297       627,988
                                                                            2010   1.371       1.468     1,438,619
                                                                            2009   1.012       1.371     1,377,122
                                                                            2008   1.719       1.012     1,614,440
                                                                            2007   1.507       1.719     2,065,246
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................. 2016   1.106       1.225           512
                                                                            2015   1.079       1.106           512
                                                                            2014   0.973       1.079           512
                                                                            2013   0.745       0.973           512
                                                                            2012   0.645       0.745         9,786
                                                                            2011   0.664       0.645       997,489
                                                                            2010   0.535       0.664     2,098,439
                                                                            2009   0.375       0.535     2,563,550
                                                                            2008   0.676       0.375     2,701,046
                                                                            2007   0.562       0.676     3,769,349
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)............. 2016   2.293       2.819            22
                                                                            2015   2.572       2.293            22
                                                                            2014   2.559       2.572            22
                                                                            2013   1.929       2.559        13,477
                                                                            2012   1.693       1.929        22,355
                                                                            2011   1.845       1.693       258,834
                                                                            2010   1.495       1.845       550,421
                                                                            2009   1.139       1.495       694,486
                                                                            2008   1.799       1.139       831,829
                                                                            2007   1.869       1.799     1,237,679
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............ 2016   2.447       2.610            15
                                                                            2015   2.496       2.447            15
                                                                            2014   2.336       2.496           733
                                                                            2013   2.359       2.336           743
                                                                            2012   2.086       2.359        14,669
                                                                            2011   2.007       2.086       316,517
                                                                            2010   1.822       2.007       979,162
                                                                            2009   1.379       1.822       990,690
                                                                            2008   1.813       1.379     1,111,634
                                                                            2007   1.806       1.813     1,724,627
 Templeton Growth Fund, Inc. (Class A) (8/96).............................. 2011   2.133       2.390            --
                                                                            2010   2.007       2.133     1,464,347
                                                                            2009   1.553       2.007     1,571,710
                                                                            2008   2.781       1.553     2,166,454
                                                                            2007   2.754       2.781     3,240,480
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)................................. 2007   1.110       1.163            --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.973       1.037             --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.146       2.146          1,745
                                                                                  2015   2.210       2.146          1,745
                                                                                  2014   1.858       2.210          1,745
                                                                                  2013   1.272       1.858          1,849
                                                                                  2012   1.085       1.272        129,939
                                                                                  2011   1.071       1.085      3,332,686
                                                                                  2010   0.867       1.071      7,481,745
                                                                                  2009   0.652       0.867      8,943,247
                                                                                  2008   1.108       0.652     10,579,021
                                                                                  2007   1.105       1.108     16,511,250
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.214       1.222             --
                                                                                  2013   0.930       1.214         13,058
                                                                                  2012   0.819       0.930         26,443
                                                                                  2011   0.883       0.819      1,337,263
                                                                                  2010   0.767       0.883      2,094,228
                                                                                  2009   0.600       0.767      2,066,524
                                                                                  2008   0.957       0.600      2,580,673
                                                                                  2007   1.005       0.957      3,340,881
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.412       2.616             59
                                                                                  2015   2.402       2.412             59
                                                                                  2014   2.190       2.402             59
                                                                                  2013   1.705       2.190             59
                                                                                  2012   1.489       1.705          6,293
                                                                                  2011   1.468       1.489        778,350
                                                                                  2010   1.319       1.468      1,672,270
                                                                                  2009   1.094       1.319      2,187,318
                                                                                  2008   1.566       1.094      2,765,918
                                                                                  2007   1.462       1.566      3,702,559
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   2.016       2.290            121
                                                                                  2015   2.132       2.016            121
                                                                                  2014   1.899       2.132            121
                                                                                  2013   1.526       1.899            180
                                                                                  2012   1.353       1.526            292
                                                                                  2011   1.269       1.353        405,804
                                                                                  2010   1.144       1.269        662,227
                                                                                  2009   0.942       1.144        621,507
                                                                                  2008   1.467       0.942      1,056,578
                                                                                  2007   1.456       1.467      1,989,956
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.219       3.416             30
                                                                                  2015   2.968       3.219             30
                                                                                  2014   2.635       2.968             30
                                                                                  2013   1.934       2.635             30
                                                                                  2012   1.627       1.934          2,250
                                                                                  2011   1.657       1.627        333,536
                                                                                  2010   1.527       1.657        662,287
                                                                                  2009   1.085       1.527        759,254
                                                                                  2008   1.752       1.085      1,245,864
                                                                                  2007   1.684       1.752      2,161,211
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.527       2.821            174
                                                                                  2015   2.633       2.527            174
                                                                                  2014   2.385       2.633            174
                                                                                  2013   1.824       2.385            174
                                                                                  2012   1.584       1.824          5,427
                                                                                  2011   1.528       1.584        363,040
                                                                                  2010   1.413       1.528        850,498
                                                                                  2009   1.148       1.413      1,158,869
                                                                                  2008   1.805       1.148      1,391,111
                                                                                  2007   1.759       1.805      2,673,586
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2016   2.383       2.491             --

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2015   2.522       2.383             --
                                                                                         2014   2.452       2.522             --
                                                                                         2013   1.688       2.452          1,986
                                                                                         2012   1.430       1.688          4,338
                                                                                         2011   1.428       1.430        195,286
                                                                                         2010   1.154       1.428        407,878
                                                                                         2009   0.818       1.154        534,450
                                                                                         2008   1.397       0.818        595,684
                                                                                         2007   1.352       1.397        813,333
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.814       0.793             --
                                                                                         2008   1.317       0.814      3,252,962
                                                                                         2007   1.271       1.317      5,341,167
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   1.004       1.004             --
                                                                                         2015   1.004       1.004             --
                                                                                         2014   1.004       1.004             --
                                                                                         2013   1.004       1.004             --
                                                                                         2012   1.004       1.004             --
                                                                                         2011   1.015       1.004             --
                                                                                         2010   0.941       1.015        420,282
                                                                                         2009   0.811       0.941        413,773
                                                                                         2008   1.041       0.811        328,180
                                                                                         2007   1.040       1.041        216,147
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.505       1.537             --
                                                                                         2010   1.366       1.505        282,086
                                                                                         2009   1.158       1.366        310,109
                                                                                         2008   1.357       1.158        334,030
                                                                                         2007   1.347       1.357        595,911
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.231       2.548             --
                                                                                         2015   2.398       2.231             --
                                                                                         2014   2.455       2.398             --
                                                                                         2013   2.338       2.455             --
                                                                                         2012   2.000       2.338          3,179
                                                                                         2011   1.990       2.000        308,755
                                                                                         2010   1.752       1.990        650,316
                                                                                         2009   1.140       1.752        616,959
                                                                                         2008   1.668       1.140        619,008
                                                                                         2007   1.689       1.668        879,643
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.229       1.224             --
                                                                                         2009   1.241       1.229     12,762,892
                                                                                         2008   1.224       1.241     16,985,237
                                                                                         2007   1.181       1.224     18,903,790
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.260       2.374             --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.419       1.462             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.287       1.376             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.309       1.363             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.378       1.520             --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.628       2.536             --
                                                                                         2007   2.508       2.628        630,126
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.132       2.410             --
                                                                                         2015   2.239       2.132             --
                                                                                         2014   2.189       2.239             --
                                                                                         2013   2.016       2.189             --
                                                                                         2012   1.745       2.016         13,057
                                                                                         2011   1.721       1.745        290,953
                                                                                         2010   1.499       1.721        644,252
                                                                                         2009   1.029       1.499        463,145
                                                                                         2008   1.373       1.029        526,284
                                                                                         2007   1.352       1.373        725,156
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.197       1.197             --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.227       1.197            --
                                                                           2014   1.092       1.227            --
                                                                           2013   1.065       1.092            --
                                                                           2012   0.854       1.065            --
                                                                           2011   0.912       0.854       440,717
                                                                           2010   0.794       0.912     1,087,199
                                                                           2009   0.595       0.794     1,236,708
                                                                           2008   1.030       0.595       996,672
                                                                           2007   1.223       1.030     1,194,039
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........ 2014   3.901       4.067            --
                                                                           2013   3.058       3.901        46,825
                                                                           2012   2.519       3.058        83,481
                                                                           2011   2.751       2.519       947,150
                                                                           2010   2.539       2.751     2,253,638
                                                                           2009   1.794       2.539     2,709,138
                                                                           2008   3.123       1.794     3,474,381
                                                                           2007   2.423       3.123     4,387,779
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........... 2016   4.349       4.425           114
                                                                           2015   4.576       4.349           114
                                                                           2014   4.055       4.576         8,461
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......... 2016   2.143       2.296            --
                                                                           2015   2.266       2.143            --
                                                                           2014   2.428       2.266            --
                                                                           2013   1.878       2.428            --
                                                                           2012   1.468       1.878        20,291
                                                                           2011   1.728       1.468       779,737
                                                                           2010   1.499       1.728     1,646,698
                                                                           2009   0.976       1.499     2,049,145
                                                                           2008   1.666       0.976     2,147,433
                                                                           2007   1.700       1.666     3,383,241
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................ 2016   2.292       2.656            --
                                                                           2015   2.467       2.292            --
                                                                           2014   2.284       2.467            --
                                                                           2013   1.707       2.284            --
                                                                           2012   1.458       1.707           530
                                                                           2011   1.497       1.458       183,048
                                                                           2010   1.319       1.497       658,049
                                                                           2009   1.054       1.319       604,024
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................. 2016   1.739       1.984            --
                                                                           2015   1.933       1.739            --
                                                                           2014   1.785       1.933            --
                                                                           2013   1.386       1.785            --
                                                                           2012   1.223       1.386         4,657
                                                                           2011   1.285       1.223       364,708
                                                                           2010   1.036       1.285       669,933
                                                                           2009   0.829       1.036       695,285
                                                                           2008   1.370       0.829       785,878
                                                                           2007   1.505       1.370     1,258,998
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2016   1.854       1.913            --
                                                                           2015   1.912       1.854            --
                                                                           2014   1.841       1.912            --
                                                                           2013   1.723       1.841            69
                                                                           2012   1.540       1.723           221
                                                                           2011   1.487       1.540       193,512
                                                                           2010   1.330       1.487       577,176
                                                                           2009   0.982       1.330       471,414
                                                                           2008   1.217       0.982       393,134
                                                                           2007   1.153       1.217       753,584
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.764       0.727            --
                                                                           2008   1.349       0.764     2,502,205
                                                                           2007   1.220       1.349     4,231,792
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.385       2.536            --
                                                                           2012   1.974       2.385         7,613
                                                                           2011   2.392       1.974       558,064
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.139       1.196            --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.659       1.775            --

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.607       1.659            --
                                                                          2014   1.432       1.607            --
                                                                          2013   1.080       1.432            --
                                                                          2012   0.963       1.080            --
                                                                          2011   0.973       0.963       272,020
                                                                          2010   0.874       0.973       668,719
                                                                          2009   0.742       0.874       483,318
                                                                          2008   1.198       0.742       491,059
                                                                          2007   1.186       1.198       621,422
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2016   1.303       1.403            --
                                                                          2015   1.345       1.303            --
                                                                          2014   1.296       1.345            --
                                                                          2013   1.013       1.296            --
                                                                          2012   0.878       1.013            --
                                                                          2011   1.024       0.878       381,535
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2016   2.275       2.951            --
                                                                          2015   2.435       2.275            --
                                                                          2014   2.422       2.435            --
                                                                          2013   1.851       2.422         3,158
                                                                          2012   1.588       1.851         3,847
                                                                          2011   1.766       1.588       419,458
                                                                          2010   1.490       1.766       982,639
                                                                          2009   1.193       1.490     1,164,909
                                                                          2008   1.720       1.193     1,304,727
                                                                          2007   1.796       1.720     1,772,826
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.590       2.811            --
                                                                          2012   2.483       2.590            --
                                                                          2011   2.649       2.483        90,274
                                                                          2010   2.175       2.649       390,361
                                                                          2009   1.605       2.175       432,010
                                                                          2008   2.531       1.605       441,896
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2016   1.210       1.199            44
                                                                          2015   1.177       1.210            44
                                                                          2014   1.165       1.177         7,024
                                                                          2013   1.015       1.165        11,440
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.898       1.924             4
                                                                          2015   1.921       1.898             4
                                                                          2014   1.866       1.921             4
                                                                          2013   1.925       1.866            64
                                                                          2012   1.783       1.925        18,692
                                                                          2011   1.749       1.783     1,024,401
                                                                          2010   1.637       1.749     2,735,065
                                                                          2009   1.465       1.637     2,701,876
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.285       2.302            --
                                                                          2015   2.312       2.285            --
                                                                          2014   2.105       2.312            --
                                                                          2013   1.601       2.105            --
                                                                          2012   1.465       1.601            --
                                                                          2011   1.553       1.465        57,813
                                                                          2010   1.353       1.553        54,490
                                                                          2009   1.105       1.353        55,915
                                                                          2008   1.665       1.105        59,627
                                                                          2007   1.605       1.665        45,109
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.555       2.622            --
                                                                          2015   2.619       2.555            --
                                                                          2014   2.535       2.619            --
                                                                          2013   2.526       2.535            47
                                                                          2012   2.291       2.526            47
                                                                          2011   2.237       2.291       286,182
                                                                          2010   2.018       2.237       561,712
                                                                          2009   1.535       2.018       591,980
                                                                          2008   1.740       1.535       571,953
                                                                          2007   1.652       1.740       609,762
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.466       1.679         1,416

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.539       1.466         1,416
                                                                           2014   1.375       1.539         3,351
                                                                           2013   1.040       1.375         8,662
                                                                           2012   0.892       1.040        24,625
                                                                           2011   0.941       0.892     2,155,714
                                                                           2010   0.814       0.941     4,543,241
                                                                           2009   0.695       0.814     4,813,907
                                                                           2008   1.105       0.695     5,771,799
                                                                           2007   1.079       1.105     8,236,382
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2016   1.277       1.464            --
                                                                           2015   1.339       1.277            --
                                                                           2014   1.224       1.339            --
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.333       1.377            --
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.150       1.235            --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.140       1.191            --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.344       1.343            --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.734       1.753            --
                                                                           2015   1.750       1.734            --
                                                                           2014   1.674       1.750            --
                                                                           2013   1.735       1.674            --
                                                                           2012   1.690       1.735         5,595
                                                                           2011   1.591       1.690       812,298
                                                                           2010   1.518       1.591     1,367,040
                                                                           2009   1.461       1.518     1,203,516
                                                                           2008   1.395       1.461     1,292,994
                                                                           2007   1.376       1.395     1,601,633
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   1.942       1.978            --
                                                                           2015   1.954       1.942            --
                                                                           2014   1.846       1.954        16,579
                                                                           2013   1.883       1.846        17,006
                                                                           2012   1.772       1.883        27,419
                                                                           2011   1.683       1.772       368,174
                                                                           2010   1.572       1.683       563,347
                                                                           2009   1.454       1.572       602,663
                                                                           2008   1.523       1.454       682,743
                                                                           2007   1.451       1.523     1,129,630
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.375       2.349           112
                                                                           2015   2.262       2.375           112
                                                                           2014   2.102       2.262         2,313
                                                                           2013   1.585       2.102        14,990
                                                                           2012   1.403       1.585        62,289
                                                                           2011   1.559       1.403       740,968
                                                                           2010   1.317       1.559     2,223,954
                                                                           2009   1.043       1.317     2,646,108
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).......... 2016   1.144       1.133         6,376
                                                                           2015   1.158       1.144         9,133
                                                                           2014   1.172       1.158        10,033
                                                                           2013   1.186       1.172        64,312
                                                                           2012   1.200       1.186       247,430
                                                                           2011   1.215       1.200     4,877,946
                                                                           2010   1.224       1.215     9,754,769
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.972       1.015            --
                                                                           2008   1.782       0.972     2,015,573
                                                                           2007   1.735       1.782     2,922,807
 MSF FI Value Leaders Subaccount (Class D) (4/06)......................... 2013   1.871       2.063            --
                                                                           2012   1.638       1.871        20,473
                                                                           2011   1.768       1.638       194,836
                                                                           2010   1.563       1.768       451,165
                                                                           2009   1.300       1.563       560,037
                                                                           2008   2.157       1.300       820,553
                                                                           2007   2.098       2.157     1,369,995
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).................. 2016   1.024       1.066            --

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   1.009       1.024            --
                                                                                 2014   0.919       1.009            --
                                                                                 2013   0.701       0.919        46,643
                                                                                 2012   0.640       0.701        47,525
                                                                                 2011   0.669       0.640       719,971
                                                                                 2010   0.588       0.669     2,574,969
                                                                                 2009   0.399       0.588     3,210,923
                                                                                 2008   0.744       0.399     3,203,312
                                                                                 2007   0.625       0.744     5,081,907
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2016   1.544       1.523            48
                                                                                 2015   1.413       1.544            48
                                                                                 2014   1.315       1.413            48
                                                                                 2013   0.974       1.315            48
                                                                                 2012   0.853       0.974           968
                                                                                 2011   0.861       0.853        74,362
                                                                                 2010   0.783       0.861       382,498
                                                                                 2009   0.568       0.783       396,634
                                                                                 2008   0.855       0.568       382,441
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.719       1.823             1
                                                                                 2015   1.699       1.719             1
                                                                                 2014   1.554       1.699             1
                                                                                 2013   1.177       1.554         2,825
                                                                                 2012   1.055       1.177         9,357
                                                                                 2011   1.113       1.055       531,533
                                                                                 2010   1.006       1.113       993,305
                                                                                 2009   0.771       1.006     1,076,853
                                                                                 2008   1.246       0.771     1,316,898
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.946       1.027            --
                                                                                 2010   0.828       0.946       700,799
                                                                                 2009   0.637       0.828       781,455
                                                                                 2008   1.083       0.637       825,841
                                                                                 2007   1.061       1.083       305,981
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.372       1.417            --
                                                                                 2015   1.397       1.372            --
                                                                                 2014   1.353       1.397            --
                                                                                 2013   1.313       1.353            --
                                                                                 2012   1.218       1.313            --
                                                                                 2011   1.193       1.218       341,086
                                                                                 2010   1.098       1.193       457,731
                                                                                 2009   0.922       1.098       503,862
                                                                                 2008   1.089       0.922       447,082
                                                                                 2007   1.044       1.089       197,618
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.385       1.452            --
                                                                                 2015   1.417       1.385            --
                                                                                 2014   1.367       1.417           873
                                                                                 2013   1.247       1.367           873
                                                                                 2012   1.133       1.247           873
                                                                                 2011   1.134       1.133       443,817
                                                                                 2010   1.029       1.134       401,622
                                                                                 2009   0.842       1.029       506,575
                                                                                 2008   1.087       0.842       365,673
                                                                                 2007   1.050       1.087       223,737
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.381       1.461            --
                                                                                 2015   1.415       1.381            --
                                                                                 2014   1.363       1.415           874
                                                                                 2013   1.170       1.363           874
                                                                                 2012   1.045       1.170           874
                                                                                 2011   1.073       1.045       298,314
                                                                                 2010   0.959       1.073       710,685
                                                                                 2009   0.767       0.959     1,101,943
                                                                                 2008   1.088       0.767     1,112,599
                                                                                 2007   1.055       1.088       735,496
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.356       1.449         1,559

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.396       1.356         1,559
                                                                        2014   1.342       1.396         2,463
                                                                        2013   1.093       1.342         2,463
                                                                        2012   0.959       1.093         2,463
                                                                        2011   1.008       0.959       688,664
                                                                        2010   0.890       1.008     1,232,590
                                                                        2009   0.698       0.890     1,445,536
                                                                        2008   1.088       0.698     1,433,738
                                                                        2007   1.060       1.088       686,969
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2016   1.781       1.965           131
                                                                        2015   1.781       1.781           131
                                                                        2014   1.590       1.781           131
                                                                        2013   1.219       1.590        62,858
                                                                        2012   1.066       1.219        68,210
                                                                        2011   1.059       1.066     1,644,108
                                                                        2010   0.934       1.059     2,893,382
                                                                        2009   0.749       0.934     3,064,717
                                                                        2008   1.205       0.749       999,544
                                                                        2007   1.214       1.205     1,374,390
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   3.043       3.277           239
                                                                        2015   3.091       3.043           239
                                                                        2014   2.885       3.091           239
                                                                        2013   2.459       2.885           239
                                                                        2012   2.235       2.459        13,072
                                                                        2011   2.213       2.235       939,324
                                                                        2010   2.038       2.213     2,225,993
                                                                        2009   1.743       2.038     2,493,349
                                                                        2008   2.271       1.743     2,895,676
                                                                        2007   2.206       2.271     4,884,518
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.197       2.483             9
                                                                        2015   2.227       2.197             9
                                                                        2014   2.034       2.227             9
                                                                        2013   1.516       2.034             9
                                                                        2012   1.316       1.516         3,771
                                                                        2011   1.320       1.316       363,041
                                                                        2010   1.199       1.320       830,462
                                                                        2009   1.005       1.199       817,971
                                                                        2008   1.507       1.005       883,603
                                                                        2007   1.417       1.507     1,087,140
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.046       1.047            81
                                                                        2015   1.070       1.046            81
                                                                        2014   1.152       1.070            81
                                                                        2013   0.957       1.152            81
                                                                        2012   0.819       0.957            81
                                                                        2011   0.947       0.819       381,641
                                                                        2010   0.886       0.947       886,835
                                                                        2009   0.697       0.886     1,073,691
                                                                        2008   1.217       0.697     1,210,744
                                                                        2007   1.247       1.217     1,805,765
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.481       4.082            --
                                                                        2015   3.503       3.481            --
                                                                        2014   3.545       3.503            --
                                                                        2013   2.831       3.545            --
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   2.002       2.400            --
                                                                        2015   2.117       2.002            --
                                                                        2014   2.040       2.117            --
                                                                        2013   1.490       2.040            --
                                                                        2012   1.296       1.490           766
                                                                        2011   1.368       1.296       502,270
                                                                        2010   1.091       1.368     1,803,448
                                                                        2009   0.876       1.091     1,585,016
                                                                        2008   1.333       0.876     1,617,701
                                                                        2007   1.372       1.333     2,346,680
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.987       1.993            --

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.20% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.820
                                                                                           2014   1.692
                                                                                           2013   1.234
                                                                                           2012   1.053
                                                                                           2011   1.080
                                                                                           2010   0.936
                                                                                           2009   0.662
                                                                                           2008   1.156
                                                                                           2007   1.072
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.498
                                                                                           2015   2.467
                                                                                           2014   2.342
                                                                                           2013   1.644
                                                                                           2012   1.435
                                                                                           2011   1.432
                                                                                           2010   1.076
                                                                                           2009   0.786
                                                                                           2008   1.192
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.778
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.725
                                                                                           2015   1.781
                                                                                           2014   1.712
                                                                                           2013   1.719
                                                                                           2012   1.563
                                                                                           2011   1.540
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.272
                                                                                           2015   1.278
                                                                                           2014   1.256
                                                                                           2013   1.279
                                                                                           2012   1.250
                                                                                           2011   1.198
                                                                                           2010   1.144
                                                                                           2009   1.108
                                                                                           2008   1.124
                                                                                           2007   1.088
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.412
                                                                                           2008   1.364
                                                                                           2007   1.269
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.989
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.724
                                                                                           2015   1.775
                                                                                           2014   1.643
                                                                                           2013   1.401
                                                                                           2012   1.281
                                                                                           2011   1.297
                                                                                           2010   1.170
                                                                                           2009   0.964
                                                                                           2008   1.304
                                                                                           2007   1.190
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.050
                                                                                           2008   1.655
                                                                                           2007   1.715



                                                                                             UNIT     NUMBER OF
                                                                                             VALUE      UNITS
                                                                                              AT     OUTSTANDING
                                                                                            END OF       AT
PORTFOLIO NAME                                                                               YEAR    END OF YEAR
------------------------------------------------------------------------------------------ -------- ------------
                                                                                           1.987            --
                                                                                           1.820            --
                                                                                           1.692            --
                                                                                           1.234           180
                                                                                           1.053       396,069
                                                                                           1.080       758,774
                                                                                           0.936       723,775
                                                                                           0.662       687,710
                                                                                           1.156       918,916
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.752            29
                                                                                           2.498            29
                                                                                           2.467        17,754
                                                                                           2.342        63,825
                                                                                           1.644        86,178
                                                                                           1.435     1,269,161
                                                                                           1.432     1,744,502
                                                                                           1.076     1,658,903
                                                                                           0.786     2,443,934
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.849            --
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.780            --
                                                                                           1.725            --
                                                                                           1.781            --
                                                                                           1.712         7,399
                                                                                           1.719         7,538
                                                                                           1.563        79,484
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.275            38
                                                                                           1.272            38
                                                                                           1.278            38
                                                                                           1.256        10,500
                                                                                           1.279        27,206
                                                                                           1.250       551,113
                                                                                           1.198     1,295,021
                                                                                           1.144     1,210,019
                                                                                           1.108     1,205,522
                                                                                           1.124     1,691,731
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.461            --
                                                                                           1.412     3,413,204
                                                                                           1.364     3,413,379
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.127            --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.809            --
                                                                                           1.724            --
                                                                                           1.775            --
                                                                                           1.643            --
                                                                                           1.401           112
                                                                                           1.281       172,264
                                                                                           1.297       250,443
                                                                                           1.170       398,753
                                                                                           0.964       657,760
                                                                                           1.304     1,040,849
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.020            --
                                                                                           1.050       605,115
                                                                                           1.655       759,279





                                  UGVA -- SEPARATE ACCOUNT CHARGES 1.30%
                                                                              UNIT      UNIT     NUMBER OF
                                                                             VALUE      VALUE      UNITS
                                                                               AT        AT     OUTSTANDING
                                                                           BEGINNING   END OF       AT
PORTFOLIO NAME                                                      YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------ ------ ----------- -------- ------------
Smith Barney Aggressive Growth Subaccount Inc. (Class A) (10/96)

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                        UNIT      UNIT     NUMBER OF
                                                                                       VALUE      VALUE      UNITS
                                                                                         AT        AT     OUTSTANDING
                                                                                     BEGINNING   END OF       AT
PORTFOLIO NAME                                                                YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------- ------ ----------- -------- ------------
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
 Invesco V.I. American Franchise Subaccount (Series II) (5/01).............. 2008   0.887       0.847             --
                                                                             2007   0.771       0.887      1,405,023
American Funds Insurance Series(Reg. TM)
 American Funds Global Growth Subaccount (Class 2) (5/04)................... 2016   2.336       2.320        693,084
                                                                             2015   2.213       2.336        957,450
                                                                             2014   2.192       2.213      1,476,405
                                                                             2013   1.719       2.192      2,166,690
                                                                             2012   1.421       1.719      2,662,265
                                                                             2011   1.580       1.421      4,633,360
                                                                             2010   1.432       1.580      6,581,997
                                                                             2009   1.020       1.432      7,233,676
                                                                             2008   1.677       1.020      7,223,731
                                                                             2007   1.479       1.677      6,649,362
 American Funds Growth Subaccount (Class 2) (5/04).......................... 2016   2.140       2.313      1,297,675
                                                                             2015   2.029       2.140      1,631,034
                                                                             2014   1.894       2.029      2,277,286
                                                                             2013   1.475       1.894      3,133,258
                                                                             2012   1.268       1.475      3,869,231
                                                                             2011   1.342       1.268      7,135,632
                                                                             2010   1.145       1.342     11,476,422
                                                                             2009   0.832       1.145     13,545,511
                                                                             2008   1.505       0.832     13,051,970
                                                                             2007   1.357       1.505     13,601,883
 American Funds Growth-Income Subaccount (Class 2) (5/04)................... 2016   1.881       2.071      1,294,259
                                                                             2015   1.878       1.881      1,399,537
                                                                             2014   1.720       1.878      1,921,984
                                                                             2013   1.305       1.720      2,640,902
                                                                             2012   1.126       1.305      2,935,993
                                                                             2011   1.162       1.126      4,705,041
                                                                             2010   1.056       1.162      7,285,383
                                                                             2009   0.815       1.056      7,547,697
                                                                             2008   1.329       0.815      7,772,558
                                                                             2007   1.282       1.329      8,105,106
Dreyfus Variable Investment Fund
 Dreyfus VIF Appreciation Subaccount (Initial Shares) (7/98)................ 2008   1.291       1.237             31
                                                                             2007   1.221       1.291      9,406,157
 Dreyfus VIF Developing Leaders Subaccount (Initial Shares) (6/98).......... 2008   1.245       1.177             --
                                                                             2007   1.419       1.245     11,758,919
Fidelity(Reg. TM) Variable Insurance Products
 Fidelity VIP Contrafund(Reg. TM) Subaccount (Service Class 2) (6/01)....... 2016   2.385       2.536        688,330
                                                                             2015   2.406       2.385      1,165,772
                                                                             2014   2.183       2.406      1,793,128
                                                                             2013   1.689       2.183      2,309,588
                                                                             2012   1.473       1.689      2,967,387
                                                                             2011   1.535       1.473      5,164,998
                                                                             2010   1.330       1.535      7,733,255
                                                                             2009   0.995       1.330      9,265,313
                                                                             2008   1.758       0.995      9,902,998
                                                                             2007   1.519       1.758     11,065,817
 Fidelity VIP Mid Cap Subaccount (Service Class 2) (5/01)................... 2016   3.196       3.531        700,945
                                                                             2015   3.291       3.196        862,415
                                                                             2014   3.145       3.291      1,250,029
                                                                             2013   2.345       3.145      1,829,790
                                                                             2012   2.074       2.345      2,647,200
                                                                             2011   2.356       2.074      4,581,677
                                                                             2010   1.857       2.356      7,667,248
                                                                             2009   1.346       1.857      9,000,472
                                                                             2008   2.258       1.346      9,951,621
                                                                             2007   1.983       2.258     12,076,657
Franklin Templeton Variable Insurance Products Trust
 FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount (Class 2) (5/01)....... 2016   1.720       1.768        164,729

                                 UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                       UNIT      UNIT     NUMBER OF
                                                                                      VALUE      VALUE      UNITS
                                                                                        AT        AT     OUTSTANDING
                                                                                    BEGINNING   END OF       AT
PORTFOLIO NAME                                                               YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                            2015   1.790       1.720        248,145
                                                                            2014   1.687       1.790        304,833
                                                                            2013   1.237       1.687        514,004
                                                                            2012   1.131       1.237        853,470
                                                                            2011   1.204       1.131      1,395,992
                                                                            2010   0.955       1.204      1,969,799
                                                                            2009   0.674       0.955      2,258,515
                                                                            2008   1.188       0.674      2,275,901
                                                                            2007   1.082       1.188      2,833,281
 FTVIPT Templeton Developing Markets VIP Subaccount (Class 2) (5/03)....... 2016   2.167       2.512        161,036
                                                                            2015   2.731       2.167        209,030
                                                                            2014   3.020       2.731        394,570
                                                                            2013   3.088       3.020        611,501
                                                                            2012   2.765       3.088        857,464
                                                                            2011   3.328       2.765      1,689,050
                                                                            2010   2.868       3.328      3,010,383
                                                                            2009   1.683       2.868      3,541,673
                                                                            2008   3.606       1.683      3,437,310
                                                                            2007   2.837       3.606      4,728,324
 FTVIPT Templeton Foreign VIP Subaccount (Class 2) (5/04).................. 2016   1.476       1.561        344,068
                                                                            2015   1.599       1.476        427,065
                                                                            2014   1.823       1.599        563,754
                                                                            2013   1.502       1.823        686,703
                                                                            2012   1.287       1.502      1,211,761
                                                                            2011   1.459       1.287      2,393,096
                                                                            2010   1.363       1.459      3,982,079
                                                                            2009   1.008       1.363      4,815,991
                                                                            2008   1.712       1.008      5,208,729
                                                                            2007   1.503       1.712      5,436,208
Janus Aspen Series
 Janus Aspen Enterprise Subaccount (Service Shares) (5/00)................. 2016   1.089       1.205      1,938,126
                                                                            2015   1.063       1.089      2,214,272
                                                                            2014   0.959       1.063      3,402,471
                                                                            2013   0.736       0.959      3,680,523
                                                                            2012   0.637       0.736      4,760,174
                                                                            2011   0.657       0.637      7,464,584
                                                                            2010   0.530       0.657     12,963,279
                                                                            2009   0.372       0.530     13,437,706
                                                                            2008   0.671       0.372     16,060,416
                                                                            2007   0.558       0.671     17,888,407
Legg Mason Partners Equity Trust
 LMPET ClearBridge Small Cap Value Subaccount (Class A) (5/01)............. 2016   2.260       2.775          3,690
                                                                            2015   2.537       2.260          7,825
                                                                            2014   2.527       2.537          7,860
                                                                            2013   1.907       2.527          9,692
                                                                            2012   1.676       1.907         31,291
                                                                            2011   1.828       1.676        535,368
                                                                            2010   1.482       1.828      1,070,940
                                                                            2009   1.130       1.482      1,345,432
                                                                            2008   1.787       1.130      1,502,662
                                                                            2007   1.858       1.787      1,588,592
Legg Mason Partners Income Trust
 LMPIT Western Asset Corporate Bond Subaccount (Class A) (9/96)............ 2016   2.391       2.548        511,492
                                                                            2015   2.442       2.391        612,901
                                                                            2014   2.287       2.442        697,082
                                                                            2013   2.312       2.287        853,669
                                                                            2012   2.047       2.312      1,027,467
                                                                            2011   1.971       2.047      1,948,627
                                                                            2010   1.791       1.971      4,033,414
                                                                            2009   1.357       1.791      4,884,811
                                                                            2008   1.786       1.357      5,402,814
                                                                            2007   1.781       1.786      6,142,790
 Templeton Growth Fund, Inc. (Class A) (8/96).............................. 2011   2.094       2.346             --
                                                                            2010   1.973       2.094      9,096,637
                                                                            2009   1.528       1.973     12,052,664
                                                                            2008   2.739       1.528     14,110,046
                                                                            2007   2.715       2.739     18,139,480
Legg Mason Partners Investment Series
 LMPIS Growth and Income Subaccount (5/01)................................. 2007   1.104       1.156             --

                                    UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                             UNIT      UNIT     NUMBER OF
                                                                                            VALUE      VALUE      UNITS
                                                                                              AT        AT     OUTSTANDING
                                                                                          BEGINNING   END OF       AT
PORTFOLIO NAME                                                                     YEAR    OF YEAR     YEAR    END OF YEAR
--------------------------------------------------------------------------------- ------ ----------- -------- ------------
 LMPIS Premier Selections All Cap Growth Subaccount (5/01)....................... 2007   0.968       1.031             --
Legg Mason Partners Variable Equity Trust
 LMPVET ClearBridge Variable Aggressive Growth Subaccount (Class I) (5/00)....... 2016   2.113       2.110        667,400
                                                                                  2015   2.178       2.113        966,025
                                                                                  2014   1.833       2.178      1,351,357
                                                                                  2013   1.256       1.833      1,771,099
                                                                                  2012   1.072       1.256      2,204,937
                                                                                  2011   1.060       1.072      8,897,041
                                                                                  2010   0.859       1.060     20,678,263
                                                                                  2009   0.647       0.859     26,443,516
                                                                                  2008   1.099       0.647     31,284,102
                                                                                  2007   1.097       1.099     40,211,644
 LMPVET ClearBridge Variable All Cap Value Subaccount (Class I) (5/01)........... 2014   1.203       1.210             --
                                                                                  2013   0.922       1.203      1,748,257
                                                                                  2012   0.812       0.922      2,047,811
                                                                                  2011   0.877       0.812      3,884,818
                                                                                  2010   0.762       0.877      5,865,471
                                                                                  2009   0.597       0.762      6,950,854
                                                                                  2008   0.953       0.597      8,042,453
                                                                                  2007   1.002       0.953     10,360,867
 LMPVET ClearBridge Variable Appreciation Subaccount (Class I) (8/98)............ 2016   2.368       2.566      1,256,670
                                                                                  2015   2.361       2.368      1,339,316
                                                                                  2014   2.155       2.361      1,585,680
                                                                                  2013   1.679       2.155      1,852,830
                                                                                  2012   1.467       1.679      2,263,684
                                                                                  2011   1.449       1.467      4,459,451
                                                                                  2010   1.303       1.449      6,789,393
                                                                                  2009   1.081       1.303      8,447,866
                                                                                  2008   1.550       1.081     10,790,656
                                                                                  2007   1.448       1.550     12,360,673
 LMPVET ClearBridge Variable Dividend Strategy Subaccount (Class I) (4/07)....... 2016   1.980       2.247        304,207
                                                                                  2015   2.096       1.980        367,738
                                                                                  2014   1.869       2.096        440,684
                                                                                  2013   1.504       1.869        496,877
                                                                                  2012   1.334       1.504        622,756
                                                                                  2011   1.252       1.334      1,566,940
                                                                                  2010   1.130       1.252      2,876,435
                                                                                  2009   0.932       1.130      3,588,547
                                                                                  2008   1.452       0.932      4,591,099
                                                                                  2007   1.443       1.452      6,028,733
 LMPVET ClearBridge Variable Large Cap Growth Subaccount (Class I) (10/98)....... 2016   3.162       3.352        218,652
                                                                                  2015   2.918       3.162        285,168
                                                                                  2014   2.593       2.918        321,680
                                                                                  2013   1.906       2.593        443,350
                                                                                  2012   1.604       1.906        741,953
                                                                                  2011   1.636       1.604      1,499,097
                                                                                  2010   1.509       1.636      2,460,724
                                                                                  2009   1.074       1.509      2,869,982
                                                                                  2008   1.735       1.074      3,549,913
                                                                                  2007   1.669       1.735      4,551,549
 LMPVET ClearBridge Variable Large Cap Value Subaccount (Class I) (10/98)........ 2016   2.482       2.769        183,819
                                                                                  2015   2.589       2.482        342,980
                                                                                  2014   2.348       2.589        408,652
                                                                                  2013   1.797       2.348        577,601
                                                                                  2012   1.563       1.797        979,595
                                                                                  2011   1.509       1.563      2,060,472
                                                                                  2010   1.396       1.509      3,965,082
                                                                                  2009   1.136       1.396      5,243,621
                                                                                  2008   1.788       1.136      6,626,008
                                                                                  2007   1.743       1.788      8,541,695
 LMPVET ClearBridge Variable Small Cap Growth Subaccount (Class I) (4/07)........ 2016   2.348       2.452        192,923

                                       UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                    UNIT      UNIT     NUMBER OF
                                                                                                   VALUE      VALUE      UNITS
                                                                                                     AT        AT     OUTSTANDING
                                                                                                 BEGINNING   END OF       AT
PORTFOLIO NAME                                                                            YEAR    OF YEAR     YEAR    END OF YEAR
---------------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                         2015   2.488       2.348        335,834
                                                                                         2014   2.421       2.488        374,181
                                                                                         2013   1.668       2.421        439,884
                                                                                         2012   1.415       1.668        573,052
                                                                                         2011   1.414       1.415        949,874
                                                                                         2010   1.144       1.414      1,356,167
                                                                                         2009   0.812       1.144      1,867,734
                                                                                         2008   1.388       0.812      1,990,008
                                                                                         2007   1.344       1.388      2,018,369
 LMPVET Equity Index Subaccount (Class II) (5/04)....................................... 2009   0.810       0.789             25
                                                                                         2008   1.312       0.810      8,979,331
                                                                                         2007   1.267       1.312     11,416,023
Legg Mason Partners Variable Income Trust
 LMPVIT Western Asset Variable Adjustable Rate Income Subaccount (9/03)................. 2016   0.997       0.997             --
                                                                                         2015   0.997       0.997             --
                                                                                         2014   0.997       0.997             --
                                                                                         2013   0.997       0.997             --
                                                                                         2012   0.997       0.997             --
                                                                                         2011   1.008       0.997             --
                                                                                         2010   0.935       1.008        855,056
                                                                                         2009   0.807       0.935        582,646
                                                                                         2008   1.037       0.807        324,976
                                                                                         2007   1.036       1.037        512,534
 LMPVIT Western Asset Variable Diversified Strategic Income Subaccount (8/98)........... 2011   1.485       1.516             --
                                                                                         2010   1.349       1.485        741,254
                                                                                         2009   1.145       1.349        949,037
                                                                                         2008   1.343       1.145      1,125,649
                                                                                         2007   1.334       1.343      1,446,791
 LMPVIT Western Asset Variable Global High Yield Bond Subaccount (Class I) (7/98)....... 2016   2.190       2.499        242,260
                                                                                         2015   2.356       2.190        275,841
                                                                                         2014   2.415       2.356        338,987
                                                                                         2013   2.302       2.415        420,993
                                                                                         2012   1.971       2.302        865,669
                                                                                         2011   1.963       1.971      1,518,947
                                                                                         2010   1.731       1.963      2,092,112
                                                                                         2009   1.127       1.731      2,325,267
                                                                                         2008   1.651       1.127      2,549,809
                                                                                         2007   1.673       1.651      3,462,978
 LMPVIT Western Asset Variable Money Market Subaccount (6/98)........................... 2010   1.214       1.209             --
                                                                                         2009   1.227       1.214     44,192,985
                                                                                         2008   1.212       1.227     55,466,313
                                                                                         2007   1.170       1.212     51,040,688
Legg Mason Partners Variable Portfolios I, Inc.
 LMPVPI All Cap Subaccount (Class I) (9/98)............................................. 2007   2.240       2.352             --
 LMPVPI Total Return Subaccount (Class I) (10/98)....................................... 2007   1.407       1.449             --
Legg Mason Partners Variable Portfolios V
 LMPVPV Small Cap Growth Opportunities Subaccount (Class I) (5/01)...................... 2007   1.280       1.367             --
Lord Abbett Series Fund, Inc.
 Lord Abbett Growth and Income Subaccount (Class VC) (5/04)............................. 2007   1.306       1.359             --
 Lord Abbett Mid-Cap Value Subaccount (Class VC) (5/04)................................. 2007   1.374       1.516             --
Met Investors Series Trust
 MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (4/06)............................ 2008   2.602       2.510             --
                                                                                         2007   2.485       2.602      3,052,454
 MIST BlackRock High Yield Subaccount (Class A) (4/06) *................................ 2016   2.609       2.946        147,278
                                                                                         2015   2.743       2.609        157,691
                                                                                         2014   2.685       2.743        478,324
                                                                                         2013   2.475       2.685        624,970
                                                                                         2012   2.145       2.475        756,588
                                                                                         2011   2.117       2.145      1,007,187
                                                                                         2010   1.845       2.117      1,581,266
                                                                                         2009   1.269       1.845      1,880,434
                                                                                         2008   1.694       1.269      1,631,276
                                                                                         2007   1.670       1.694      1,838,373
 MIST Clarion Global Real Estate Subaccount (Class A) (4/06)............................ 2016   1.186       1.184        606,309

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.216       1.186        953,953
                                                                           2014   1.084       1.216      1,520,393
                                                                           2013   1.058       1.084      1,936,256
                                                                           2012   0.849       1.058      2,393,068
                                                                           2011   0.908       0.849      3,803,428
                                                                           2010   0.791       0.908      5,336,585
                                                                           2009   0.593       0.791      5,709,423
                                                                           2008   1.028       0.593      6,234,647
                                                                           2007   1.223       1.028      7,079,652
 MIST ClearBridge Aggressive Growth II Subaccount (Class A) (4/06)........ 2014   3.819       3.981             --
                                                                           2013   2.996       3.819      3,957,013
                                                                           2012   2.472       2.996      5,355,311
                                                                           2011   2.702       2.472      8,570,438
                                                                           2010   2.495       2.702     13,454,878
                                                                           2009   1.765       2.495     16,196,897
                                                                           2008   3.076       1.765     19,448,828
                                                                           2007   2.389       3.076     22,842,603
 MIST ClearBridge Aggressive Growth Subaccount (Class A) (4/14)........... 2016   4.249       4.319      2,568,735
                                                                           2015   4.475       4.249      2,871,611
                                                                           2014   3.969       4.475      3,516,432
 MIST Harris Oakmark International Subaccount (Class A) (4/06) *.......... 2016   2.094       2.241        771,973
                                                                           2015   2.217       2.094        956,228
                                                                           2014   2.377       2.217      1,218,441
                                                                           2013   1.841       2.377      1,559,038
                                                                           2012   1.441       1.841      1,959,005
                                                                           2011   1.697       1.441      3,624,797
                                                                           2010   1.473       1.697      6,288,870
                                                                           2009   0.960       1.473      7,629,665
                                                                           2008   1.641       0.960      8,963,488
                                                                           2007   1.677       1.641     11,259,951
 MIST Invesco Comstock Subaccount (Class B) (5/09)........................ 2016   2.263       2.620        184,104
                                                                           2015   2.438       2.263        222,385
                                                                           2014   2.260       2.438        313,134
                                                                           2013   1.691       2.260        299,795
                                                                           2012   1.445       1.691        491,621
                                                                           2011   1.486       1.445        887,062
                                                                           2010   1.310       1.486      1,835,375
                                                                           2009   1.048       1.310      1,987,813
 MIST Invesco Mid Cap Value Subaccount (Class B) (4/07) *................. 2016   1.719       1.959        155,510
                                                                           2015   1.913       1.719        241,920
                                                                           2014   1.767       1.913        477,612
                                                                           2013   1.374       1.767        558,522
                                                                           2012   1.214       1.374        593,212
                                                                           2011   1.277       1.214      1,324,942
                                                                           2010   1.030       1.277      2,165,806
                                                                           2009   0.825       1.030      2,543,891
                                                                           2008   1.365       0.825      2,542,493
                                                                           2007   1.500       1.365      2,902,980
 MIST Lord Abbett Bond Debenture Subaccount (Class A) (4/06).............. 2016   1.833       1.890             --
                                                                           2015   1.892       1.833        186,633
                                                                           2014   1.824       1.892        182,278
                                                                           2013   1.708       1.824        284,445
                                                                           2012   1.529       1.708        376,922
                                                                           2011   1.477       1.529        725,588
                                                                           2010   1.322       1.477      1,229,116
                                                                           2009   0.977       1.322      1,850,341
                                                                           2008   1.213       0.977      1,591,966
                                                                           2007   1.150       1.213      1,698,046
 MIST Met/AIM Capital Appreciation Subaccount (Class A) (4/06)............ 2009   0.761       0.724             10
                                                                           2008   1.344       0.761     11,542,998
                                                                           2007   1.216       1.344     14,814,033
 MIST Met/Templeton Growth Subaccount (Class E) (5/11).................... 2013   2.338       2.485             --
                                                                           2012   1.936       2.338      3,179,438
                                                                           2011   2.348       1.936      5,573,159
 MIST Met/Wellington Large Cap Research Subaccount (Class A) (4/06)....... 2007   1.128       1.184             --
 MIST Met/Wellington Large Cap Research Subaccount (Class E) (4/07)....... 2016   1.628       1.741        259,888

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                     UNIT      UNIT     NUMBER OF
                                                                                    VALUE      VALUE      UNITS
                                                                                      AT        AT     OUTSTANDING
                                                                                  BEGINNING   END OF       AT
PORTFOLIO NAME                                                             YEAR    OF YEAR     YEAR    END OF YEAR
------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                          2015   1.579       1.628        303,262
                                                                          2014   1.408       1.579        287,724
                                                                          2013   1.063       1.408        499,545
                                                                          2012   0.949       1.063        711,965
                                                                          2011   0.959       0.949        835,598
                                                                          2010   0.863       0.959      1,709,339
                                                                          2009   0.734       0.863      2,207,860
                                                                          2008   1.186       0.734      2,289,294
                                                                          2007   1.174       1.186      2,235,249
 MIST MetLife Asset Allocation 100 Subaccount (Class B) (5/11)........... 2016   1.290       1.388      1,247,512
                                                                          2015   1.334       1.290      1,352,276
                                                                          2014   1.286       1.334      1,677,550
                                                                          2013   1.006       1.286      2,321,706
                                                                          2012   0.873       1.006      2,897,181
                                                                          2011   1.019       0.873      4,319,390
 MIST MetLife Small Cap Value Subaccount (Class B) (11/06) *............. 2016   2.247       2.911        568,780
                                                                          2015   2.406       2.247        891,702
                                                                          2014   2.397       2.406      1,319,905
                                                                          2013   1.833       2.397      1,702,219
                                                                          2012   1.574       1.833      2,209,731
                                                                          2011   1.752       1.574      3,770,904
                                                                          2010   1.481       1.752      5,509,443
                                                                          2009   1.186       1.481      6,406,176
                                                                          2008   1.712       1.186      7,570,132
                                                                          2007   1.789       1.712      9,093,181
 MIST MLA Mid Cap Subaccount (Class A) (4/08)............................ 2013   2.552       2.768             --
                                                                          2012   2.448       2.552        689,634
                                                                          2011   2.614       2.448      1,472,819
                                                                          2010   2.149       2.614      1,924,745
                                                                          2009   1.587       2.149      2,052,042
                                                                          2008   2.505       1.587      2,394,589
 MIST Oppenheimer Global Equity Subaccount (Class E) (4/13).............. 2016   1.207       1.195      3,914,760
                                                                          2015   1.175       1.207      4,664,861
                                                                          2014   1.165       1.175      5,692,328
                                                                          2013   1.015       1.165      6,757,419
 MIST PIMCO Total Return Subaccount (Class B) (5/09)..................... 2016   1.871       1.895      1,155,063
                                                                          2015   1.895       1.871      1,852,917
                                                                          2014   1.843       1.895      2,264,639
                                                                          2013   1.903       1.843      2,866,776
                                                                          2012   1.765       1.903      4,238,065
                                                                          2011   1.733       1.765      6,434,557
                                                                          2010   1.623       1.733      9,909,314
                                                                          2009   1.453       1.623     11,426,387
 MIST Pioneer Fund Subaccount (Class A) (4/06)........................... 2016   2.257       2.272             --
                                                                          2015   2.285       2.257            957
                                                                          2014   2.082       2.285          2,094
                                                                          2013   1.585       2.082          6,031
                                                                          2012   1.452       1.585         50,362
                                                                          2011   1.541       1.452        192,178
                                                                          2010   1.344       1.541        346,278
                                                                          2009   1.099       1.344        369,786
                                                                          2008   1.657       1.099        354,503
                                                                          2007   1.599       1.657        324,106
 MIST Pioneer Strategic Income Subaccount (Class A) (4/06)............... 2016   2.496       2.561             --
                                                                          2015   2.562       2.496        433,581
                                                                          2014   2.482       2.562        631,353
                                                                          2013   2.476       2.482        862,344
                                                                          2012   2.247       2.476      1,040,037
                                                                          2011   2.197       2.247      1,537,711
                                                                          2010   1.984       2.197      2,566,007
                                                                          2009   1.510       1.984      3,222,141
                                                                          2008   1.714       1.510      3,288,656
                                                                          2007   1.629       1.714      3,300,196
 MIST T. Rowe Price Large Cap Value Subaccount (Class B) (4/06) *........ 2016   1.452       1.661      2,614,639

                                UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                      UNIT      UNIT     NUMBER OF
                                                                                     VALUE      VALUE      UNITS
                                                                                       AT        AT     OUTSTANDING
                                                                                   BEGINNING   END OF       AT
PORTFOLIO NAME                                                              YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                           2015   1.525       1.452      2,980,497
                                                                           2014   1.364       1.525      3,709,319
                                                                           2013   1.033       1.364      4,628,960
                                                                           2012   0.887       1.033      5,887,235
                                                                           2011   0.936       0.887     10,810,815
                                                                           2010   0.811       0.936     19,851,521
                                                                           2009   0.694       0.811     24,012,047
                                                                           2008   1.104       0.694     29,123,216
                                                                           2007   1.078       1.104     36,350,314
 MIST T. Rowe Price Large Cap Value Subaccount (Class E) (4/14)........... 2016   1.262       1.446        744,410
                                                                           2015   1.325       1.262      1,108,198
                                                                           2014   1.212       1.325      1,381,123
MetLife Investment Funds, Inc.
 MetLife Investment Diversified Bond Subaccount (Class I) (9/00).......... 2007   1.325       1.367             --
 MetLife Investment International Stock Subaccount (Class I) (7/00)....... 2007   1.143       1.226             --
 MetLife Investment Large Company Stock Subaccount (Class I) (7/01)....... 2007   1.134       1.184             --
 MetLife Investment Small Company Stock Subaccount (Class I) (9/00)....... 2007   1.335       1.333             --
Metropolitan Series Fund
 MSF Barclays Aggregate Bond Index Subaccount (Class A) (11/07) *......... 2016   1.707       1.725            184
                                                                           2015   1.725       1.707          8,300
                                                                           2014   1.652       1.725          8,300
                                                                           2013   1.713       1.652          8,585
                                                                           2012   1.671       1.713          9,385
                                                                           2011   1.574       1.671        732,436
                                                                           2010   1.504       1.574      1,671,021
                                                                           2009   1.449       1.504      2,585,296
                                                                           2008   1.385       1.449      2,900,857
                                                                           2007   1.366       1.385      3,253,311
 MSF BlackRock Bond Income Subaccount (Class A) (4/06).................... 2016   1.902       1.936        650,900
                                                                           2015   1.915       1.902        554,729
                                                                           2014   1.812       1.915        761,675
                                                                           2013   1.850       1.812        879,988
                                                                           2012   1.743       1.850      1,519,095
                                                                           2011   1.657       1.743      2,500,569
                                                                           2010   1.549       1.657      3,555,138
                                                                           2009   1.434       1.549      4,443,106
                                                                           2008   1.504       1.434      4,637,374
                                                                           2007   1.434       1.504      5,058,358
 MSF BlackRock Capital Appreciation Subaccount (Class A) (5/09)........... 2016   2.321       2.293      1,294,285
                                                                           2015   2.213       2.321      1,397,566
                                                                           2014   2.058       2.213      1,874,273
                                                                           2013   1.554       2.058      2,319,449
                                                                           2012   1.376       1.554      3,437,350
                                                                           2011   1.531       1.376      7,570,122
                                                                           2010   1.295       1.531     13,491,637
                                                                           2009   1.026       1.295     17,493,502
 MSF BlackRock Ultra-Short Term Bond Subaccount (Class E) (5/10).......... 2016   1.123       1.111      2,828,626
                                                                           2015   1.138       1.123      3,646,113
                                                                           2014   1.152       1.138      4,882,100
                                                                           2013   1.167       1.152      6,791,316
                                                                           2012   1.183       1.167      9,383,762
                                                                           2011   1.198       1.183     21,398,194
                                                                           2010   1.209       1.198     33,699,027
 MSF FI Large Cap Subaccount (Class A) (4/06)............................. 2009   0.956       0.999             10
                                                                           2008   1.756       0.956     12,999,765
                                                                           2007   1.711       1.756     15,292,046
 MSF FI Value Leaders Subaccount (Class D) (4/06)......................... 2013   1.835       2.022             --
                                                                           2012   1.607       1.835      2,071,583
                                                                           2011   1.737       1.607      2,765,167
                                                                           2010   1.537       1.737      4,791,217
                                                                           2009   1.280       1.537      5,467,523
                                                                           2008   2.126       1.280      5,877,625
                                                                           2007   2.069       2.126      6,602,563
 MSF Frontier Mid Cap Growth Subaccount (Class D) (4/06).................. 2016   1.010       1.049      2,240,899

                                   UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                            UNIT      UNIT     NUMBER OF
                                                                                           VALUE      VALUE      UNITS
                                                                                             AT        AT     OUTSTANDING
                                                                                         BEGINNING   END OF       AT
PORTFOLIO NAME                                                                    YEAR    OF YEAR     YEAR    END OF YEAR
-------------------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                                 2015   0.995       1.010      2,529,362
                                                                                 2014   0.908       0.995      3,123,390
                                                                                 2013   0.693       0.908      3,533,163
                                                                                 2012   0.634       0.693      4,539,462
                                                                                 2011   0.663       0.634      8,084,131
                                                                                 2010   0.583       0.663     12,172,827
                                                                                 2009   0.396       0.583     13,770,208
                                                                                 2008   0.739       0.396     17,292,919
                                                                                 2007   0.622       0.739     21,314,773
 MSF Jennison Growth Subaccount (Class B) (4/08)................................ 2016   1.521       1.500          2,118
                                                                                 2015   1.394       1.521          2,179
                                                                                 2014   1.299       1.394          2,179
                                                                                 2013   0.962       1.299          2,748
                                                                                 2012   0.844       0.962          8,232
                                                                                 2011   0.853       0.844        966,333
                                                                                 2010   0.776       0.853      1,064,480
                                                                                 2009   0.564       0.776      1,311,531
                                                                                 2008   0.849       0.564      1,204,437
 MSF Met/Wellington Core Equity Opportunities Subaccount (Class A) (4/08)....... 2016   1.688       1.788        551,545
                                                                                 2015   1.670       1.688        508,349
                                                                                 2014   1.529       1.670        806,869
                                                                                 2013   1.158       1.529      1,172,881
                                                                                 2012   1.040       1.158      1,562,294
                                                                                 2011   1.098       1.040      3,626,884
                                                                                 2010   0.993       1.098      5,368,233
                                                                                 2009   0.762       0.993      6,327,133
                                                                                 2008   1.232       0.762      7,242,930
 MSF MetLife Aggressive Allocation Subaccount (Class B) (4/06).................. 2011   0.942       1.022             --
                                                                                 2010   0.825       0.942      4,893,604
                                                                                 2009   0.636       0.825      5,061,384
                                                                                 2008   1.081       0.636      5,537,308
                                                                                 2007   1.061       1.081      4,221,614
 MSF MetLife Asset Allocation 20 Subaccount (Class B) (4/06).................... 2016   1.359       1.402      1,249,224
                                                                                 2015   1.385       1.359      1,297,208
                                                                                 2014   1.343       1.385      1,807,618
                                                                                 2013   1.305       1.343      2,183,656
                                                                                 2012   1.211       1.305      3,205,012
                                                                                 2011   1.188       1.211      2,990,464
                                                                                 2010   1.093       1.188      3,678,320
                                                                                 2009   0.919       1.093      3,051,789
                                                                                 2008   1.088       0.919      2,133,622
                                                                                 2007   1.044       1.088      1,162,306
 MSF MetLife Asset Allocation 40 Subaccount (Class B) (4/06).................... 2016   1.372       1.437        319,530
                                                                                 2015   1.405       1.372        518,439
                                                                                 2014   1.357       1.405        745,697
                                                                                 2013   1.239       1.357      1,793,497
                                                                                 2012   1.126       1.239      2,347,220
                                                                                 2011   1.129       1.126      2,667,434
                                                                                 2010   1.026       1.129      2,874,192
                                                                                 2009   0.840       1.026      2,872,537
                                                                                 2008   1.086       0.840      2,776,858
                                                                                 2007   1.049       1.086      2,291,363
 MSF MetLife Asset Allocation 60 Subaccount (Class B) (4/06).................... 2016   1.367       1.446     10,038,386
                                                                                 2015   1.403       1.367     11,355,917
                                                                                 2014   1.353       1.403     12,683,966
                                                                                 2013   1.162       1.353     16,001,032
                                                                                 2012   1.039       1.162     15,254,988
                                                                                 2011   1.068       1.039     15,109,022
                                                                                 2010   0.956       1.068     17,557,990
                                                                                 2009   0.765       0.956     15,625,705
                                                                                 2008   1.086       0.765     15,069,930
                                                                                 2007   1.055       1.086     11,330,342
 MSF MetLife Asset Allocation 80 Subaccount (Class B) (4/06).................... 2016   1.343       1.433      7,097,299

                               UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                   UNIT      UNIT     NUMBER OF
                                                                                  VALUE      VALUE      UNITS
                                                                                    AT        AT     OUTSTANDING
                                                                                BEGINNING   END OF       AT
PORTFOLIO NAME                                                           YEAR    OF YEAR     YEAR    END OF YEAR
----------------------------------------------------------------------- ------ ----------- -------- ------------
                                                                        2015   1.384       1.343      7,132,722
                                                                        2014   1.332       1.384      8,502,340
                                                                        2013   1.086       1.332     10,628,301
                                                                        2012   0.953       1.086     10,579,837
                                                                        2011   1.004       0.953     11,809,727
                                                                        2010   0.886       1.004     13,650,455
                                                                        2009   0.696       0.886     13,663,307
                                                                        2008   1.086       0.696     11,733,669
                                                                        2007   1.060       1.086      9,455,372
 MSF MetLife Stock Index Subaccount (Class A) (11/07) *................ 2016   1.755       1.935      2,705,551
                                                                        2015   1.757       1.755      3,008,661
                                                                        2014   1.571       1.757      3,593,405
                                                                        2013   1.205       1.571      4,028,904
                                                                        2012   1.055       1.205      5,708,323
                                                                        2011   1.049       1.055      9,016,727
                                                                        2010   0.926       1.049     14,424,993
                                                                        2009   0.743       0.926      8,207,661
                                                                        2008   1.197       0.743      2,598,146
                                                                        2007   1.206       1.197      2,959,712
 MSF MFS(Reg. TM) Total Return Subaccount (Class F) (4/06)............. 2016   2.973       3.198      1,663,578
                                                                        2015   3.023       2.973      2,008,207
                                                                        2014   2.825       3.023      2,636,980
                                                                        2013   2.410       2.825      3,145,105
                                                                        2012   2.192       2.410      3,997,834
                                                                        2011   2.173       2.192      6,398,691
                                                                        2010   2.004       2.173     10,017,498
                                                                        2009   1.715       2.004     11,933,566
                                                                        2008   2.236       1.715     14,963,634
                                                                        2007   2.175       2.236     19,448,863
 MSF MFS(Reg. TM) Value Subaccount (Class A) (4/06).................... 2016   2.171       2.452      1,348,226
                                                                        2015   2.203       2.171      1,539,555
                                                                        2014   2.014       2.203      1,926,644
                                                                        2013   1.503       2.014      2,605,214
                                                                        2012   1.306       1.503      1,144,577
                                                                        2011   1.312       1.306      2,112,750
                                                                        2010   1.193       1.312      3,278,631
                                                                        2009   1.000       1.193      3,622,554
                                                                        2008   1.501       1.000      3,456,678
                                                                        2007   1.413       1.501      2,763,653
 MSF MSCI EAFE(Reg. TM) Index Subaccount (Class A) (11/07) *........... 2016   1.030       1.030         15,333
                                                                        2015   1.055       1.030         15,333
                                                                        2014   1.137       1.055         15,737
                                                                        2013   0.945       1.137         17,662
                                                                        2012   0.809       0.945         21,966
                                                                        2011   0.937       0.809        717,239
                                                                        2010   0.877       0.937      2,118,667
                                                                        2009   0.691       0.877      2,905,850
                                                                        2008   1.208       0.691      2,942,702
                                                                        2007   1.238       1.208      3,338,573
 MSF Neuberger Berman Genesis Subaccount (Class A) (4/13).............. 2016   3.418       4.005        130,373
                                                                        2015   3.443       3.418        183,987
                                                                        2014   3.488       3.443        246,379
                                                                        2013   2.787       3.488        398,184
 MSF Russell 2000(Reg. TM) Index Subaccount (Class A) (11/07) *........ 2016   1.972       2.361             30
                                                                        2015   2.087       1.972          1,319
                                                                        2014   2.013       2.087          1,319
                                                                        2013   1.472       2.013          2,111
                                                                        2012   1.282       1.472          6,447
                                                                        2011   1.354       1.282        898,070
                                                                        2010   1.081       1.354      2,089,324
                                                                        2009   0.869       1.081      2,423,303
                                                                        2008   1.324       0.869      2,747,838
                                                                        2007   1.362       1.324      2,959,038
 MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (4/06)........ 2016   1.968       1.972        833,306

                             UGVA -- SEPARATE ACCOUNT CHARGES 1.30% (CONTINUED)
                                                                                                      UNIT
                                                                                                     VALUE
                                                                                                       AT
                                                                                                   BEGINNING
PORTFOLIO NAME                                                                              YEAR    OF YEAR
------------------------------------------------------------------------------------------ ------ -----------
                                                                                           2015   1.804
                                                                                           2014   1.679
                                                                                           2013   1.226
                                                                                           2012   1.047
                                                                                           2011   1.075
                                                                                           2010   0.933
                                                                                           2009   0.661
                                                                                           2008   1.154
                                                                                           2007   1.071
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2016   2.452
                                                                                           2015   2.424
                                                                                           2014   2.303
                                                                                           2013   1.618
                                                                                           2012   1.415
                                                                                           2011   1.413
                                                                                           2010   1.063
                                                                                           2009   0.777
                                                                                           2008   1.179
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 2016   1.746
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 2016   1.694
                                                                                           2015   1.751
                                                                                           2014   1.685
                                                                                           2013   1.693
                                                                                           2012   1.541
                                                                                           2011   1.520
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 2016   1.257
                                                                                           2015   1.264
                                                                                           2014   1.244
                                                                                           2013   1.268
                                                                                           2012   1.241
                                                                                           2011   1.190
                                                                                           2010   1.137
                                                                                           2009   1.103
                                                                                           2008   1.119
                                                                                           2007   1.085
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 2009   1.401
                                                                                           2008   1.355
                                                                                           2007   1.262
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2007   1.978
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 2016   1.704
                                                                                           2015   1.756
                                                                                           2014   1.627
                                                                                           2013   1.389
                                                                                           2012   1.271
                                                                                           2011   1.288
                                                                                           2010   1.163
                                                                                           2009   0.959
                                                                                           2008   1.300
                                                                                           2007   1.187
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 2009   1.044
                                                                                           2008   1.648
                                                                                           2007   1.709



                                                                                             UNIT       NUMBER OF
                                                                                             VALUE        UNITS
                                                                                              AT       OUTSTANDING
                                                                                            END OF         AT
PORTFOLIO NAME                                                                               YEAR      END OF YEAR
------------------------------------------------------------------------------------------ -------- ----------------
                                                                                           1.968       1,135,112
                                                                                           1.804       1,311,688
                                                                                           1.679       1,702,634
                                                                                           1.226       1,940,003
                                                                                           1.047       2,542,898
                                                                                           1.075       3,295,036
                                                                                           0.933       3,778,580
                                                                                           0.661       3,936,973
                                                                                           1.154       4,188,672
 MSF T. Rowe Price Small Cap Growth Subaccount (Class B) (4/08)........................... 2.698       1,262,308
                                                                                           2.452       1,520,913
                                                                                           2.424       1,840,262
                                                                                           2.303       2,270,869
                                                                                           1.618       3,022,901
                                                                                           1.415       5,375,658
                                                                                           1.413       7,816,583
                                                                                           1.063       8,473,760
                                                                                           0.777       9,639,789
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class A) (5/16).... 1.814         624,367
 MSF Western Asset Management Strategic Bond Opportunities Subaccount (Class B) (5/11).... 1.747              --
                                                                                           1.694           1,450
                                                                                           1.751           1,450
                                                                                           1.685           1,917
                                                                                           1.693          15,269
                                                                                           1.541         367,858
 MSF Western Asset Management U.S. Government Subaccount (Class A) (4/06) *............... 1.259       1,059,850
                                                                                           1.257       1,269,430
                                                                                           1.264       1,575,440
                                                                                           1.244       2,135,006
                                                                                           1.268       2,705,000
                                                                                           1.241       4,375,374
                                                                                           1.190       6,050,925
                                                                                           1.137       6,823,795
                                                                                           1.103       7,512,059
                                                                                           1.119       8,563,783
PIMCO Variable Insurance Trust
 PIMCO VIT Total Return Subaccount (Administrative Class) (5/01).......................... 1.449               8
                                                                                           1.401       10,784,531
                                                                                           1.355       9,605,873
Putnam Variable Trust
 Putnam VT Small Cap Value Subaccount (Class IB) (5/01)................................... 2.115              --
Trust for Advised Portfolios
 1919 Variable Socially Responsive Balanced Subaccount (5/04)............................. 1.786          32,803
                                                                                           1.704          43,954
                                                                                           1.756         149,260
                                                                                           1.627         207,538
                                                                                           1.389         275,590
                                                                                           1.271         645,319
                                                                                           1.288       1,146,284
                                                                                           1.163       1,422,817
                                                                                           0.959       2,055,437
                                                                                           1.300       2,122,971
Van Kampen Life Investment Trust
 Invesco V.I. Comstock Subaccount (Class II) (5/03)....................................... 1.014                (2)
                                                                                           1.044       2,073,591
                                                                                           1.648       2,363,002


------------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table - Annual Separate Account Charges" for more information.


The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.


Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2016.


Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2016 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust - Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust - MFS(Reg. TM) Value Portfolio merged into Met Investors Series Trust - MFS(Reg. TM) Value Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap
Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(Reg. TM) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Total Return Portfolio-Class F and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust - Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class E and is no longer available as a funding option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(Reg. TM) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(Reg. TM) Aggregate Bond Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(Reg. TM) Index Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(Reg. TM) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(Reg. TM) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. - Western Asset Management Strategic Bond Opportunities Portfolio - Class B and is no longer available as a funding option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. - Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio - Class E and is no longer available as a funding option.

Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio - Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio - Class B and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-Met/Templeton Growth Portfolio was merged into Met Investors Series Trust-Oppenheimer Global Equity Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Met Investors Series Trust-MLA Mid Cap Portfolio was merged into Metropolitan Series Fund-Neuberger Berman Genesis Portfolio and is no longer available as a funding option.

Effective on or about 04/29/2013, Metropolitan Series Fund-FI Value Leaders Portfolio - Class D was merged into Metropolitan Series Fund-MFS(Reg. TM) Value Portfolio - Class A and is no longer available as a funding option.

Effective on or about 4/28/2014, Legg Mason Partners Variable Equity Trust-ClearBridge Variable All Cap Value Portfolio - Class I was replaced by Met Investors Series Trust-T. Rowe Price Large Cap Value Portfolio - Class E and is no longer available as a funding option.

Effective on or about 4/28/2014, Met Investors Series Trust-ClearBridge Aggressive Growth Portfolio II merged into Met Investors Series
Trust-ClearBridge Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 11/07/2014, Legg Mason Partners Variable Equity Trust-Legg Mason Investment Counsel Variable Social Awareness Portfolio was reorganized into the Trust for Advised Portfolios-1919 Variable Socially Responsive Balanced Fund.


Effective on or about 4/29/2016, Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Strategic Income Portfolio merged into Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Met Investors Series Trust-Pioneer Fund Portfolio merged into Metropolitan Series Fund-Met/Wellington Core Equity Opportunities Portfolio and is no longer available as a funding option.

Effective on or about 4/29/2016, Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class B was exchanged for Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio - Class A and is

                              FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Subaccounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contracts.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
MetLife of CT Separate Account QPN for Variable Annuities and Board of Directors of
MetLife Insurance Company USA

We have audited the accompanying statements of assets and liabilities of MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account") of MetLife Insurance Company USA (the "Company") comprising each of the individual Subaccounts listed in Note 2 as of December 31, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for the respective stated periods in the five years then ended. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2016, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Subaccounts constituting the Separate Account of the Company as of December 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the respective stated periods in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.



/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 24, 2017

This page is intentionally left blank.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2016


                                                AMERICAN FUNDS        AMERICAN FUNDS         AMERICAN FUNDS         FIDELITY VIP
                                                 GLOBAL GROWTH            GROWTH              GROWTH-INCOME          CONTRAFUND
                                                  SUBACCOUNT            SUBACCOUNT             SUBACCOUNT            SUBACCOUNT
                                             --------------------   -------------------   -------------------   --------------------
ASSETS:
   Investments at fair value...............  $          5,382,132   $        11,352,787   $         7,212,503   $          6,313,597
                                             --------------------   -------------------   -------------------   --------------------
       Total Assets........................             5,382,132            11,352,787             7,212,503              6,313,597
                                             --------------------   -------------------   -------------------   --------------------
LIABILITIES:
   Accrued fees............................                    40                    91                    90                     58
   Due to MetLife Insurance
     Company USA...........................                    12                    20                    26                     22
                                             --------------------   -------------------   -------------------   --------------------
       Total Liabilities...................                    52                   111                   116                     80
                                             --------------------   -------------------   -------------------   --------------------

NET ASSETS.................................  $          5,382,080   $        11,352,676   $         7,212,387   $          6,313,517
                                             ====================   ===================   ===================   ====================


 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                         FTVIPT FRANKLIN           FTVIPT
                                                          SMALL-MID CAP     TEMPLETON DEVELOPING     FTVIPT TEMPLETON
                                FIDELITY VIP MID CAP       GROWTH VIP            MARKETS VIP            FOREIGN VIP
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                --------------------  --------------------  ---------------------  --------------------
ASSETS:
   Investments at fair value..   $         9,737,564  $            866,676   $         1,572,089   $          1,732,163
                                --------------------  --------------------  ---------------------  --------------------
       Total Assets...........             9,737,564               866,676             1,572,089              1,732,163
                                --------------------  --------------------  ---------------------  --------------------
LIABILITIES:
   Accrued fees...............                    31                    31                    79                     69
   Due to MetLife Insurance
     Company USA..............                    20                    13                    23                     10
                                --------------------  --------------------  ---------------------  --------------------
       Total Liabilities......                    51                    44                   102                     79
                                --------------------  --------------------  ---------------------  --------------------

NET ASSETS....................   $         9,737,513  $            866,632   $         1,571,987   $          1,732,084
                                ====================  ====================  =====================  ====================

                                                                                   LMPIT                LMPVET
                                     JANUS ASPEN       LMPET CLEARBRIDGE       WESTERN ASSET     CLEARBRIDGE VARIABLE
                                     ENTERPRISE         SMALL CAP VALUE       CORPORATE BOND       AGGRESSIVE GROWTH
                                     SUBACCOUNT           SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          5,848,033  $            18,158  $          2,353,798   $         3,229,989
                                --------------------  -------------------  --------------------  --------------------
       Total Assets...........             5,848,033               18,158             2,353,798             3,229,989
                                --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    61                   27                    23                    84
   Due to MetLife Insurance
     Company USA..............                    27                   12                    23                    16
                                --------------------  -------------------  --------------------  --------------------
       Total Liabilities......                    88                   39                    46                   100
                                --------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $          5,847,945  $            18,119  $          2,353,752   $         3,229,889
                                ====================  ===================  ====================  ====================

                                       LMPVET                LMPVET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                    APPRECIATION        DIVIDEND STRATEGY
                                     SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $          7,100,117   $         1,745,537
                                --------------------  --------------------
       Total Assets...........             7,100,117             1,745,537
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    64                    32
   Due to MetLife Insurance
     Company USA..............                    16                    25
                                --------------------  --------------------
       Total Liabilities......                    80                    57
                                --------------------  --------------------

NET ASSETS....................  $          7,100,037   $         1,745,480
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                                                         LMPVIT
                                       LMPVET                LMPVET                LMPVET             WESTERN ASSET
                                CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE     VARIABLE GLOBAL
                                  LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH       HIGH YIELD BOND
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..   $         1,437,465  $          1,458,930   $         1,100,380  $          1,387,906
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,437,465             1,458,930             1,100,380             1,387,906
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    37                    73                    98                    94
   Due to MetLife Insurance
     Company USA..............                    28                    26                    13                    21
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                    65                    99                   111                   115
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................   $         1,437,400  $          1,458,831   $         1,100,269  $          1,387,791
                                ====================  ====================  ====================  ====================


                                    MIST AMERICAN         MIST AMERICAN        MIST AMERICAN
                                   FUNDS BALANCED         FUNDS GROWTH        FUNDS MODERATE        MIST BLACKROCK
                                     ALLOCATION            ALLOCATION           ALLOCATION            HIGH YIELD
                                     SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,905,261  $          5,394,528  $         2,579,122  $          1,945,216
                                --------------------  --------------------  -------------------  --------------------
        Total Assets..........             1,905,261             5,394,528            2,579,122             1,945,216
                                --------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                    33                    23                   39                    56
   Due to MetLife Insurance
     Company USA..............                    12                    14                   12                    25
                                --------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                    45                    37                   51                    81
                                --------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $          1,905,216  $          5,394,491  $         2,579,071  $          1,945,135
                                ====================  ====================  ===================  ====================



                                   MIST CLARION        MIST CLEARBRIDGE
                                GLOBAL REAL ESTATE     AGGRESSIVE GROWTH
                                    SUBACCOUNT            SUBACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $         2,124,622  $         21,646,567
                                -------------------  --------------------
        Total Assets..........            2,124,622            21,646,567
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   69                    40
   Due to MetLife Insurance
     Company USA..............                   22                    13
                                -------------------  --------------------
        Total Liabilities.....                   91                    53
                                -------------------  --------------------

NET ASSETS....................  $         2,124,531  $         21,646,514
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                       MIST
                                  HARRIS OAKMARK         MIST INVESCO        MIST INVESCO          MIST INVESCO
                                   INTERNATIONAL           COMSTOCK          MID CAP VALUE       SMALL CAP GROWTH
                                    SUBACCOUNT            SUBACCOUNT          SUBACCOUNT            SUBACCOUNT
                                -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $         4,019,268  $           982,219  $         1,284,444  $           966,082
                                -------------------  -------------------  -------------------  -------------------
       Total Assets...........            4,019,268              982,219            1,284,444              966,082
                                -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   67                   50                   59                   53
   Due to MetLife Insurance
     Company USA..............                   24                   24                   20                   15
                                -------------------  -------------------  -------------------  -------------------
       Total Liabilities......                   91                   74                   79                   68
                                -------------------  -------------------  -------------------  -------------------

NET ASSETS....................  $         4,019,177  $           982,145  $         1,284,365  $           966,014
                                ===================  ===================  ===================  ===================

                                                      MIST MET/ABERDEEN    MIST MET/WELLINGTON
                                    MIST JPMORGAN     EMERGING MARKETS          LARGE CAP           MIST METLIFE
                                   SMALL CAP VALUE         EQUITY               RESEARCH        ASSET ALLOCATION 100
                                     SUBACCOUNT          SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                -------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $           592,156  $           556,583  $         1,107,450    $         3,642,984
                                -------------------  -------------------  --------------------  --------------------
       Total Assets...........              592,156              556,583            1,107,450              3,642,984
                                -------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                   42                   67                   69                     22
   Due to MetLife Insurance
     Company USA..............                   30                   10                   16                     11
                                -------------------  -------------------  --------------------  --------------------
       Total Liabilities......                   72                   77                   85                     33
                                -------------------  -------------------  --------------------  --------------------

NET ASSETS....................  $           592,084  $           556,506  $         1,107,365    $         3,642,951
                                ===================  ===================  ====================  ====================


                                    MIST METLIFE      MIST MFS RESEARCH
                                   SMALL CAP VALUE      INTERNATIONAL
                                     SUBACCOUNT          SUBACCOUNT
                                -------------------  -------------------
ASSETS:
   Investments at fair value..  $         4,269,378  $           300,612
                                -------------------  -------------------
       Total Assets...........            4,269,378              300,612
                                -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   59                   47
   Due to MetLife Insurance
     Company USA..............                   27                   --
                                -------------------  -------------------
       Total Liabilities......                   86                   47
                                -------------------  -------------------

NET ASSETS....................  $         4,269,292  $           300,565
                                ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                          MIST PIMCO
                                  MIST OPPENHEIMER    INFLATION PROTECTED      MIST PIMCO        MIST T. ROWE PRICE
                                    GLOBAL EQUITY            BOND             TOTAL RETURN         LARGE CAP VALUE
                                     SUBACCOUNT           SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..  $        10,665,479  $          1,130,694  $         5,048,008  $        12,209,328
                                -------------------  --------------------  -------------------  -------------------
       Total Assets...........           10,665,479             1,130,694            5,048,008           12,209,328
                                -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...............                   67                    50                   63                  186
   Due to MetLife Insurance
     Company USA..............                   18                    12                   14                   55
                                -------------------  --------------------  -------------------  -------------------
       Total Liabilities......                   85                    62                   77                  241
                                -------------------  --------------------  -------------------  -------------------

NET ASSETS....................  $        10,665,394  $          1,130,632  $         5,047,931  $        12,209,087
                                ===================  ====================  ===================  ===================

                                   MSF BARCLAYS
                                  AGGREGATE BOND         MSF BLACKROCK        MSF BLACKROCK        MSF BLACKROCK
                                       INDEX              BOND INCOME     CAPITAL APPRECIATION    LARGE CAP VALUE
                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $            10,170  $         2,702,212  $          8,726,083  $           470,302
                                -------------------  -------------------  --------------------  -------------------
       Total Assets...........               10,170            2,702,212             8,726,083              470,302
                                -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                   33                   97                    46                   40
   Due to MetLife Insurance
     Company USA..............                    8                   21                    14                   20
                                -------------------  -------------------  --------------------  -------------------
       Total Liabilities......                   41                  118                    60                   60
                                -------------------  -------------------  --------------------  -------------------

NET ASSETS....................  $            10,129  $         2,702,094  $          8,726,023  $           470,242
                                ===================  ===================  ====================  ===================

                                    MSF BLACKROCK
                                     ULTRA-SHORT         MSF FRONTIER
                                      TERM BOND         MID CAP GROWTH
                                     SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------
ASSETS:
   Investments at fair value..  $        12,760,746  $          4,270,117
                                -------------------  --------------------
       Total Assets...........           12,760,746             4,270,117
                                -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   63                    70
   Due to MetLife Insurance
     Company USA..............                   24                    19
                                -------------------  --------------------
       Total Liabilities......                   87                    89
                                -------------------  --------------------

NET ASSETS....................  $        12,760,659  $          4,270,028
                                ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2016


                                                                             MSF MET/WELLINGTON
                                    MSF JENNISON       MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE
                                       GROWTH               BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..  $          1,926,240  $          1,470,889  $          2,708,216  $         2,535,250
                                --------------------  --------------------  --------------------  --------------------
        Total Assets..........             1,926,240             1,470,889             2,708,216            2,535,250
                                --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    92                    70                    25                   55
   Due to MetLife Insurance
     Company USA..............                    22                    12                    29                   15
                                --------------------  --------------------  --------------------  --------------------
        Total Liabilities.....                   114                    82                    54                   70
                                --------------------  --------------------  --------------------  --------------------

NET ASSETS....................  $          1,926,126  $          1,470,807  $          2,708,162  $         2,535,180
                                ====================  ====================  ====================  ====================


                                     MSF METLIFE           MSF METLIFE           MSF METLIFE          MSF METLIFE
                                 ASSET ALLOCATION 40   ASSET ALLOCATION 60   ASSET ALLOCATION 80      STOCK INDEX
                                     SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                --------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..  $          2,854,764  $         20,333,367  $        17,591,182   $        16,118,282
                                --------------------  --------------------  --------------------  -------------------
        Total Assets..........             2,854,764            20,333,367           17,591,182            16,118,282
                                --------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...............                    51                    30                   65                    39
   Due to MetLife Insurance
     Company USA..............                    15                    18                   23                    32
                                --------------------  --------------------  --------------------  -------------------
        Total Liabilities.....                    66                    48                   88                    71
                                --------------------  --------------------  --------------------  -------------------

NET ASSETS....................  $          2,854,698  $         20,333,319  $        17,591,094   $        16,118,211
                                ====================  ====================  ====================  ===================


                                       MSF MFS
                                    TOTAL RETURN          MSF MFS VALUE
                                     SUBACCOUNT            SUBACCOUNT
                                --------------------  --------------------
ASSETS:
   Investments at fair value..  $         12,131,523  $          7,781,642
                                --------------------  --------------------
        Total Assets..........            12,131,523             7,781,642
                                --------------------  --------------------
LIABILITIES:
   Accrued fees...............                    79                    38
   Due to MetLife Insurance
     Company USA..............                    30                    14
                                --------------------  --------------------
        Total Liabilities.....                   109                    52
                                --------------------  --------------------

NET ASSETS....................  $         12,131,414  $          7,781,590
                                ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2016




                                     MSF MSCI            MSF NEUBERGER       MSF RUSSELL 2000     MSF T. ROWE PRICE
                                    EAFE INDEX          BERMAN GENESIS             INDEX          LARGE CAP GROWTH
                                    SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $            19,345  $          1,208,725  $            48,202  $          3,802,630
                                -------------------  --------------------  -------------------  --------------------
        Total Assets..........               19,345             1,208,725               48,202             3,802,630
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   37                    61                   32                    43
   Due to MetLife Insurance
     Company USA..............                    5                    22                   15                    17
                                -------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                   42                    83                   47                    60
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $            19,303  $          1,208,642  $            48,155  $          3,802,570
                                ===================  ====================  ===================  ====================

                                                       MSF WESTERN ASSET
                                                          MANAGEMENT        MSF WESTERN ASSET     TAP 1919 VARIABLE
                                 MSF T. ROWE PRICE      STRATEGIC BOND         MANAGEMENT        SOCIALLY RESPONSIVE
                                 SMALL CAP GROWTH        OPPORTUNITIES       U.S. GOVERNMENT          BALANCED
                                    SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                -------------------  --------------------  -------------------  --------------------
ASSETS:
   Investments at fair value..  $        10,915,145  $          3,420,832  $         3,155,333  $          3,511,758
                                -------------------  --------------------  -------------------  --------------------
        Total Assets..........           10,915,145             3,420,832            3,155,333             3,511,758
                                -------------------  --------------------  -------------------  --------------------
LIABILITIES:
   Accrued fees...............                   71                    79                   30                    16
   Due to MetLife Insurance
     Company USA..............                   21                    41                   13                    20
                                -------------------  --------------------  -------------------  --------------------
        Total Liabilities.....                   92                   120                   43                    36
                                -------------------  --------------------  -------------------  --------------------

NET ASSETS....................  $        10,915,053  $          3,420,712  $         3,155,290  $          3,511,722
                                ===================  ====================  ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                AMERICAN FUNDS        AMERICAN FUNDS       AMERICAN FUNDS        FIDELITY VIP
                                                 GLOBAL GROWTH            GROWTH            GROWTH-INCOME         CONTRAFUND
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             54,698  $            87,231  $            105,059  $            40,044
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                75,105              120,998                85,986               88,016
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....              (20,407)             (33,767)                19,073             (47,972)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               562,008            1,072,451               875,360              655,028
      Realized gains (losses) on sale of
        investments........................               150,284              156,002               147,688              293,156
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               712,292            1,228,453             1,023,048              948,184
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (744,873)            (300,124)             (316,888)            (476,376)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              (32,581)              928,329               706,160              471,808
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (52,988)  $           894,562  $            725,233  $           423,836
                                             ====================  ===================  ====================  ===================

                                                                      FTVIPT FRANKLIN           FTVIPT
                                                                       SMALL-MID CAP     TEMPLETON DEVELOPING     FTVIPT TEMPLETON
                                             FIDELITY VIP MID CAP       GROWTH VIP            MARKETS VIP            FOREIGN VIP
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT             SUBACCOUNT
                                             --------------------  --------------------  ---------------------  -------------------
INVESTMENT INCOME:
      Dividends............................   $            29,357  $                 --   $            16,889   $            38,801
                                             --------------------  --------------------  ---------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               115,167                10,743                22,994                21,159
                                             --------------------  --------------------  ---------------------  -------------------
           Net investment income (loss)....              (85,810)              (10,743)               (6,105)                17,642
                                             --------------------  --------------------  ---------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               649,556               105,860                    --                34,753
      Realized gains (losses) on sale of
        investments........................                68,963              (66,881)             (358,162)              (67,051)
                                             --------------------  --------------------  ---------------------  -------------------
           Net realized gains (losses).....               718,519                38,979             (358,162)              (32,298)
                                             --------------------  --------------------  ---------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               359,581               (7,514)               691,195               130,866
                                             --------------------  --------------------  ---------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................             1,078,100                31,465               333,033                98,568
                                             --------------------  --------------------  ---------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $           992,290  $             20,722   $           326,928   $           116,210
                                             ====================  ====================  =====================  ===================


                                                 JANUS ASPEN        LMPET CLEARBRIDGE
                                                 ENTERPRISE          SMALL CAP VALUE
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,424  $                --
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               73,406                  238
                                             -------------------  -------------------
           Net investment income (loss)....             (71,982)                (238)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              502,003                1,474
      Realized gains (losses) on sale of
        investments........................              440,353              (1,538)
                                             -------------------  -------------------
           Net realized gains (losses).....              942,356                 (64)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (260,045)                2,749
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              682,311                2,685
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           610,329  $             2,447
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016



                                                    LMPIT                LMPVET                LMPVET                LMPVET
                                                WESTERN ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               CORPORATE BOND       AGGRESSIVE GROWTH       APPRECIATION        DIVIDEND STRATEGY
                                                 SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           106,170  $             22,211   $            90,843  $             29,717
                                             -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               34,773                48,115                91,172                25,254
                                             -------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....               71,397              (25,904)                 (329)                 4,463
                                             -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --               177,109               154,738                    --
      Realized gains (losses) on sale of
        investments........................               36,576               444,512               318,242               135,387
                                             -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....               36,576               621,621               472,980               135,387
                                             -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................               75,990             (649,170)               106,987               108,804
                                             -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              112,566              (27,549)               579,967               244,191
                                             -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           183,963  $           (53,453)   $           579,638  $            248,654
                                             ===================  ====================  ====================  ====================

                                                                                                                      LMPVIT
                                                    LMPVET                LMPVET                LMPVET             WESTERN ASSET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE     VARIABLE GLOBAL
                                               LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH       HIGH YIELD BOND
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              7,538  $            21,983   $                 --  $            90,837
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                18,300               20,326                 15,059               18,623
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....              (10,762)                1,657               (15,059)               72,214
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               120,812               29,862                 48,493                   --
      Realized gains (losses) on sale of
        investments........................                72,247              103,295                 35,589             (55,391)
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               193,059              133,157                 84,082             (55,391)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (112,776)                6,996               (58,229)              185,190
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                80,283              140,153                 25,853              129,799
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             69,521  $           141,810   $             10,794  $           202,013
                                             ====================  ====================  ====================  ===================


                                                 MIST AMERICAN         MIST AMERICAN
                                                FUNDS BALANCED         FUNDS GROWTH
                                                  ALLOCATION            ALLOCATION
                                                  SUBACCOUNT            SUBACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             42,010  $            67,148
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                30,108               53,395
                                             --------------------  -------------------
           Net investment income (loss)....                11,902               13,753
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               218,657              522,909
      Realized gains (losses) on sale of
        investments........................              (38,651)             (23,795)
                                             --------------------  -------------------
           Net realized gains (losses).....               180,006              499,114
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (29,056)            (129,493)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               150,950              369,621
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            162,852  $           383,374
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                 MIST AMERICAN
                                                FUNDS MODERATE       MIST BLACKROCK         MIST CLARION       MIST CLEARBRIDGE
                                                  ALLOCATION           HIGH YIELD        GLOBAL REAL ESTATE    AGGRESSIVE GROWTH
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             47,128  $           139,586  $             67,134  $           148,236
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                28,424               21,908                33,173              287,265
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                18,704              117,678                33,961            (139,029)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               160,090                   --                    --                   --
      Realized gains (losses) on sale of
        investments........................              (21,254)             (48,271)               (1,586)              231,454
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               138,836             (48,271)               (1,586)              231,454
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (16,125)              181,221              (19,286)              191,161
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               122,711              132,950              (20,872)              422,615
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $            141,415  $           250,628  $             13,089  $           283,586
                                             ====================  ===================  ====================  ===================

                                                    MIST
                                               HARRIS OAKMARK         MIST INVESCO         MIST INVESCO          MIST INVESCO
                                                INTERNATIONAL           COMSTOCK           MID CAP VALUE       SMALL CAP GROWTH
                                                 SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           101,985  $             23,208  $             9,548  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................               53,557                11,323               15,980               11,453
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....               48,428                11,885              (6,432)             (11,453)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              285,755                71,053               73,544              191,575
      Realized gains (losses) on sale of
        investments........................            (289,539)                61,899             (38,103)             (49,877)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....              (3,784)               132,952               35,441              141,698
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              203,906               (7,035)              144,492             (23,673)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              200,122               125,917              179,933              118,025
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           248,550  $            137,802  $           173,501  $           106,572
                                             ===================  ====================  ===================  ===================

                                                                    MIST MET/ABERDEEN
                                                MIST JPMORGAN       EMERGING MARKETS
                                               SMALL CAP VALUE           EQUITY
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            11,050  $             8,012
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                7,563                7,902
                                             -------------------  -------------------
           Net investment income (loss)....                3,487                  110
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........               39,737                   --
      Realized gains (losses) on sale of
        investments........................               30,647             (47,442)
                                             -------------------  -------------------
           Net realized gains (losses).....               70,384             (47,442)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................               89,696              108,449
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................              160,080               61,007
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           163,567  $            61,117
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                              MIST MET/WELLINGTON
                                                   LARGE CAP           MIST METLIFE          MIST METLIFE       MIST MFS RESEARCH
                                                   RESEARCH        ASSET ALLOCATION 100     SMALL CAP VALUE       INTERNATIONAL
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  --------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             26,547  $            85,042   $             50,855  $             7,087
                                             --------------------  --------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                13,682               45,396                 57,455                4,176
                                             --------------------  --------------------  --------------------  -------------------
           Net investment income (loss)....                12,865               39,646                (6,600)                2,911
                                             --------------------  --------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                77,643              485,155                130,161                   --
      Realized gains (losses) on sale of
        investments........................                49,611               36,033              (238,649)             (21,136)
                                             --------------------  --------------------  --------------------  -------------------
           Net realized gains (losses).....               127,254              521,188              (108,488)             (21,136)
                                             --------------------  --------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (61,936)            (281,742)              1,338,592                7,218
                                             --------------------  --------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                65,318              239,446              1,230,104             (13,918)
                                             --------------------  --------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $             78,183  $           279,092   $          1,223,504  $          (11,007)
                                             ====================  ====================  ====================  ===================

                                                                       MIST PIMCO
                                               MIST OPPENHEIMER    INFLATION PROTECTED       MIST PIMCO       MIST T. ROWE PRICE
                                                 GLOBAL EQUITY            BOND              TOTAL RETURN        LARGE CAP VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $           120,683  $                 --  $           171,499  $            366,905
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              141,696                16,308               79,333               161,332
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....             (21,013)              (16,308)               92,166               205,573
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........              597,845                    --                   --             1,526,500
      Realized gains (losses) on sale of
        investments........................              121,185              (70,873)             (26,643)               357,718
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....              719,030              (70,873)             (26,643)             1,884,218
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (957,074)               141,397               50,543             (368,768)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            (238,044)                70,524               23,900             1,515,450
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         (259,057)  $             54,216  $           116,066  $          1,721,023
                                             ===================  ====================  ===================  ====================

                                                MSF BARCLAYS
                                               AGGREGATE BOND         MSF BLACKROCK
                                                    INDEX              BOND INCOME
                                                 SUBACCOUNT            SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $               308  $             87,403
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................                  125                31,677
                                             -------------------  --------------------
           Net investment income (loss)....                  183                55,726
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                   --                    --
      Realized gains (losses) on sale of
        investments........................                (115)                12,577
                                             -------------------  --------------------
           Net realized gains (losses).....                (115)                12,577
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................                  296              (10,094)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                  181                 2,483
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $               364  $             58,209
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                             MSF BLACKROCK
                                                  MSF BLACKROCK         MSF BLACKROCK         ULTRA-SHORT          MSF FRONTIER
                                              CAPITAL APPRECIATION     LARGE CAP VALUE         TERM BOND          MID CAP GROWTH
                                                   SUBACCOUNT            SUBACCOUNT           SUBACCOUNT            SUBACCOUNT
                                              --------------------  -------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $             8,047  $              2,691  $                 --
                                              --------------------  -------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               105,996                6,285               149,448                57,390
                                              --------------------  -------------------  --------------------  --------------------
           Net investment income (loss).....             (105,996)                1,762             (146,757)              (57,390)
                                              --------------------  -------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........               801,088               43,842                   279               536,338
      Realized gains (losses) on sale of
        investments.........................               388,201             (49,333)                 3,949                94,880
                                              --------------------  -------------------  --------------------  --------------------
           Net realized gains (losses)......             1,189,289              (5,491)                 4,228               631,218
                                              --------------------  -------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (1,206,174)               87,108                20,699             (415,142)
                                              --------------------  -------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (16,885)               81,617                24,927               216,076
                                              --------------------  -------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (122,881)  $            83,379  $          (121,830)  $            158,686
                                              ====================  ===================  ====================  ====================

                                                                                          MSF MET/WELLINGTON
                                                 MSF JENNISON       MSF MET/WELLINGTON        CORE EQUITY           MSF METLIFE
                                                    GROWTH               BALANCED            OPPORTUNITIES      ASSET ALLOCATION 20
                                                  SUBACCOUNT            SUBACCOUNT            SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             6,417  $             47,800  $             51,544  $            84,871
                                              -------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               22,482                20,806                37,304               34,470
                                              -------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....             (16,065)                26,994                14,240               50,401
                                              -------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              286,620                80,515               140,772               87,944
      Realized gains (losses) on sale of
        investments.........................                2,468              (40,881)              (89,231)             (42,542)
                                              -------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......              289,088                39,634                51,541               45,402
                                              -------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (292,630)                25,492               113,525             (14,565)
                                              -------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................              (3,542)                65,126               165,066               30,837
                                              -------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (19,607)  $             92,120  $            179,306  $            81,238
                                              ===================  ====================  ====================  ====================


                                                  MSF METLIFE           MSF METLIFE
                                              ASSET ALLOCATION 40   ASSET ALLOCATION 60
                                                  SUBACCOUNT            SUBACCOUNT
                                              -------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $           127,898  $            636,482
                                              -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges.............................               36,984               256,253
                                              -------------------  --------------------
           Net investment income (loss).....               90,914               380,229
                                              -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions...........              235,428             1,836,068
      Realized gains (losses) on sale of
        investments.........................             (30,940)               152,918
                                              -------------------  --------------------
           Net realized gains (losses)......              204,488             1,988,986
                                              -------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................            (124,966)           (1,300,882)
                                              -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments.........................               79,522               688,104
                                              -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $           170,436  $          1,068,333
                                              ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016




                                                  MSF METLIFE          MSF METLIFE             MSF MFS
                                              ASSET ALLOCATION 80      STOCK INDEX          TOTAL RETURN         MSF MFS VALUE
                                                  SUBACCOUNT           SUBACCOUNT            SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $            510,986  $           321,634  $           376,078  $            200,116
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................               216,097              190,165              164,845               103,774
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....               294,889              131,469              211,233                96,342
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........             2,068,512              705,176              580,906               798,241
      Realized gains (losses) on sale of
        investments........................               383,243            1,028,295              503,905                69,794
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             2,451,755            1,733,471            1,084,811               868,035
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,600,413)            (244,812)            (300,045)               106,087
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................               851,342            1,488,659              784,766               974,122
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          1,146,231  $         1,620,128  $           995,999  $          1,070,464
                                             ====================  ===================  ===================  ====================



                                                   MSF MSCI            MSF NEUBERGER      MSF RUSSELL 2000     MSF T. ROWE PRICE
                                                  EAFE INDEX          BERMAN GENESIS            INDEX          LARGE CAP GROWTH
                                                  SUBACCOUNT            SUBACCOUNT           SUBACCOUNT           SUBACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                855  $             6,492  $                606  $                --
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk
        charges............................                   318               15,776                   603               52,694
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....                   537              (9,284)                     3             (52,694)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........                    --                   --                 2,553              564,720
      Realized gains (losses) on sale of
        investments........................               (1,702)              107,168                 1,070               63,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....               (1,702)              107,168                 3,623              628,504
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                 1,439              111,566                 4,491            (585,480)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................                 (263)              218,734                 8,114               43,024
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                274  $           209,450  $              8,117  $           (9,670)
                                             ====================  ===================  ====================  ===================

                                                                    MSF WESTERN ASSET
                                                                       MANAGEMENT
                                               MSF T. ROWE PRICE     STRATEGIC BOND
                                               SMALL CAP GROWTH       OPPORTUNITIES
                                                  SUBACCOUNT           SUBACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $             3,625  $             61,433
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk
        charges............................              123,648                27,673
                                             -------------------  --------------------
           Net investment income (loss)....            (120,023)                33,760
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions..........            1,455,318                    --
      Realized gains (losses) on sale of
        investments........................              360,236                17,303
                                             -------------------  --------------------
           Net realized gains (losses).....            1,815,554                17,303
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................            (649,234)               101,630
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments........................            1,166,320               118,933
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $         1,046,297  $            152,693
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2016


                                                                                           MSF WESTERN ASSET      TAP 1919 VARIABLE
                                                                                              MANAGEMENT         SOCIALLY RESPONSIVE
                                                                                            U.S. GOVERNMENT           BALANCED
                                                                                              SUBACCOUNT             SUBACCOUNT
                                                                                         --------------------   --------------------
INVESTMENT INCOME:
      Dividends.......................................................................   $            104,618   $             32,782
                                                                                         --------------------   --------------------
EXPENSES:
      Mortality and expense risk
        charges.......................................................................                 42,081                 29,961
                                                                                         --------------------   --------------------
           Net investment income (loss)...............................................                 62,537                  2,821
                                                                                         --------------------   --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES) ON
   INVESTMENTS:
      Realized gain distributions.....................................................                     --                219,175
      Realized gains (losses) on sale of
        investments...................................................................                (6,935)                 17,700
                                                                                         --------------------   --------------------
           Net realized gains (losses)................................................                (6,935)                236,875
                                                                                         --------------------   --------------------
      Change in unrealized gains (losses)
        on investments................................................................               (34,779)               (54,850)
                                                                                         --------------------   --------------------
      Net realized and change in
        unrealized gains (losses) on
        investments...................................................................               (41,714)                182,025
                                                                                         --------------------   --------------------
      Net increase (decrease) in net assets
        resulting from operations.....................................................   $             20,823   $            184,846
                                                                                         ====================   ====================


 The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                      AMERICAN FUNDS GLOBAL GROWTH          AMERICAN FUNDS GROWTH
                                               SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015            2016              2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (20,407)  $      (18,281)  $      (33,767)  $      (71,507)
   Net realized gains (losses).....          712,292        1,504,292        1,228,453        4,013,044
   Change in unrealized gains
     (losses) on investments.......        (744,873)        (949,472)        (300,124)      (3,104,425)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (52,988)          536,539          894,562          837,112
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          507,686          552,592          973,579        1,094,271
   Net transfers (including fixed
     account)......................        (366,439)          143,032         (93,383)        (196,075)
   Contract charges................            (240)            (377)            (504)            (550)
   Transfers for contract benefits
     and terminations..............      (2,151,663)      (3,504,728)      (3,142,821)      (5,085,188)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,010,656)      (2,809,481)      (2,263,129)      (4,187,542)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,063,644)      (2,272,942)      (1,368,567)      (3,350,430)
NET ASSETS:
   Beginning of year...............        7,445,724        9,718,666       12,721,243       16,071,673
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     5,382,080  $     7,445,724  $    11,352,676  $    12,721,243
                                     ===============  ===============  ===============  ===============


                                       AMERICAN FUNDS GROWTH-INCOME          FIDELITY VIP CONTRAFUND
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ----------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         19,073  $         9,432  $      (47,972)  $      (48,296)
   Net realized gains (losses).....         1,023,048        1,835,823          948,184        1,781,932
   Change in unrealized gains
     (losses) on investments.......         (316,888)      (1,792,897)        (476,376)      (1,781,262)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           725,233           52,358          423,836         (47,626)
                                     ----------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           465,921          495,501          515,890          735,436
   Net transfers (including fixed
     account)......................           234,056        (125,351)        (531,193)        (158,359)
   Contract charges................             (449)            (463)            (220)            (288)
   Transfers for contract benefits
     and terminations..............       (2,435,066)      (2,219,935)      (2,577,395)      (3,747,629)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..       (1,735,538)      (1,850,248)      (2,592,918)      (3,170,840)
                                     ----------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............       (1,010,305)      (1,797,890)      (2,169,082)      (3,218,466)
NET ASSETS:
   Beginning of year...............         8,222,692       10,020,582        8,482,599       11,701,065
                                     ----------------  ---------------  ---------------  ---------------
   End of year.....................  $      7,212,387  $     8,222,692  $     6,313,517  $     8,482,599
                                     ================  ===============  ===============  ===============

                                                                                FTVIPT FRANKLIN
                                           FIDELITY VIP MID CAP            SMALL-MID CAP GROWTH VIP
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2016             2015            2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (85,810)  $     (121,801)  $      (10,743)  $      (14,691)
   Net realized gains (losses).....          718,519        2,149,115           38,979          325,654
   Change in unrealized gains
     (losses) on investments.......          359,581      (2,271,766)          (7,514)        (342,948)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          992,290        (244,452)           20,722         (31,985)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          655,039          838,521           69,950           88,003
   Net transfers (including fixed
     account)......................        (334,283)        (335,215)         (54,799)         (58,186)
   Contract charges................            (448)            (600)             (54)             (85)
   Transfers for contract benefits
     and terminations..............      (2,171,559)      (4,122,314)        (253,344)        (336,906)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,851,251)      (3,619,608)        (238,247)        (307,174)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (858,961)      (3,864,060)        (217,525)        (339,159)
NET ASSETS:
   Beginning of year...............       10,596,474       14,460,534        1,084,157        1,423,316
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     9,737,513  $    10,596,474  $       866,632  $     1,084,157
                                     ===============  ===============  ===============  ===============

                                                  FTVIPT
                                     TEMPLETON DEVELOPING MARKETS VIP
                                                SUBACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (6,105)  $         29,364
   Net realized gains (losses).....        (358,162)             7,174
   Change in unrealized gains
     (losses) on investments.......          691,195         (692,741)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          326,928         (656,203)
                                     ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          198,207           302,101
   Net transfers (including fixed
     account)......................        (356,951)          (23,632)
   Contract charges................             (53)              (44)
   Transfers for contract benefits
     and terminations..............        (671,269)       (1,075,057)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (830,066)         (796,632)
                                     ---------------  ----------------
     Net increase (decrease)
       in net assets...............        (503,138)       (1,452,835)
NET ASSETS:
   Beginning of year...............        2,075,125         3,527,960
                                     ---------------  ----------------
   End of year.....................  $     1,571,987  $      2,075,125
                                     ===============  ================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                       FTVIPT TEMPLETON FOREIGN VIP         JANUS ASPEN ENTERPRISE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015              2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        17,642  $        54,912  $      (71,982)  $      (53,111)
   Net realized gains (losses).....         (32,298)           88,104          942,356        2,094,445
   Change in unrealized gains
     (losses) on investments.......          130,866        (295,040)        (260,045)      (1,754,278)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          116,210        (152,024)          610,329          287,056
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          171,523          206,291          199,807          225,944
   Net transfers (including fixed
     account)......................           10,599        (229,764)           94,999         (78,442)
   Contract charges................             (98)            (108)            (494)            (565)
   Transfers for contract benefits
     and terminations..............        (619,927)        (804,035)      (1,323,672)      (2,802,563)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (437,903)        (827,616)      (1,029,360)      (2,655,626)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (321,693)        (979,640)        (419,031)      (2,368,570)
NET ASSETS:
   Beginning of year...............        2,053,777        3,033,417        6,266,976        8,635,546
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,732,084  $     2,053,777  $     5,847,945  $     6,266,976
                                     ===============  ===============  ===============  ===============

                                             LMPET CLEARBRIDGE                        LMPIT
                                              SMALL CAP VALUE             WESTERN ASSET CORPORATE BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016              2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         (238)  $         (438)  $         71,397  $        92,494
   Net realized gains (losses).....             (64)            2,219            36,576           38,105
   Change in unrealized gains
     (losses) on investments.......            2,749          (5,185)            75,990        (185,447)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............            2,447          (3,404)           183,963         (54,848)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........               --               --           452,638          185,415
   Net transfers (including fixed
     account)......................               --               --            23,793          127,372
   Contract charges................               --               --             (129)            (164)
   Transfers for contract benefits
     and terminations..............         (12,838)          (5,739)       (1,132,676)        (939,356)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..         (12,838)          (5,739)         (656,374)        (626,733)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............         (10,391)          (9,143)         (472,411)        (681,581)
NET ASSETS:
   Beginning of year...............           28,510           37,653         2,826,163        3,507,744
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $        18,119  $        28,510  $      2,353,752  $     2,826,163
                                     ===============  ===============  ================  ===============

                                            LMPVET CLEARBRIDGE                 LMPVET CLEARBRIDGE
                                        VARIABLE AGGRESSIVE GROWTH            VARIABLE APPRECIATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------   ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (25,904)   $      (55,162)  $         (329)  $      (10,304)
   Net realized gains (losses).....          621,621         1,924,381          472,980          722,776
   Change in unrealized gains
     (losses) on investments.......        (649,170)       (1,951,334)          106,987        (679,692)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............         (53,453)          (82,115)          579,638           32,780
                                     ---------------   ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          158,255           206,757          270,329          332,566
   Net transfers (including fixed
     account)......................        (268,181)         (256,642)          108,841         (78,202)
   Contract charges................            (340)             (357)            (442)            (513)
   Transfers for contract benefits
     and terminations..............      (1,445,371)       (2,679,643)      (1,111,089)      (1,717,289)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,555,637)       (2,729,885)        (732,361)      (1,463,438)
                                     ---------------   ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,609,090)       (2,812,000)        (152,723)      (1,430,658)
NET ASSETS:
   Beginning of year...............        4,838,979         7,650,979        7,252,760        8,683,418
                                     ---------------   ---------------  ---------------  ---------------
   End of year.....................  $     3,229,889   $     4,838,979  $     7,100,037  $     7,252,760
                                     ===============   ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE
                                        VARIABLE DIVIDEND STRATEGY
                                                SUBACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         4,463  $        10,000
   Net realized gains (losses).....          135,387           96,282
   Change in unrealized gains
     (losses) on investments.......          108,804        (227,475)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          248,654        (121,193)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           96,776          103,079
   Net transfers (including fixed
     account)......................           27,700            2,665
   Contract charges................            (100)            (112)
   Transfers for contract benefits
     and terminations..............        (591,053)        (454,086)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (466,677)        (348,454)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (218,023)        (469,647)
NET ASSETS:
   Beginning of year...............        1,963,503        2,433,150
                                     ---------------  ---------------
   End of year.....................  $     1,745,480  $     1,963,503
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                            LMPVET CLEARBRIDGE                LMPVET CLEARBRIDGE
                                         VARIABLE LARGE CAP GROWTH         VARIABLE LARGE CAP VALUE
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                           2016            2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (10,762)  $      (15,137)  $         1,657  $       (3,922)
   Net realized gains (losses).....          193,059          403,987          133,157          408,512
   Change in unrealized gains
     (losses) on investments.......        (112,776)        (216,314)            6,996        (505,127)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           69,521          172,536          141,810        (100,537)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           63,247          106,539           81,101          109,716
   Net transfers (including fixed
     account)......................         (92,870)          137,265        (284,524)        (114,786)
   Contract charges................            (116)            (122)             (52)            (104)
   Transfers for contract benefits
     and terminations..............        (476,590)        (724,948)        (326,742)      (1,276,307)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (506,329)        (481,266)        (530,217)      (1,281,481)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (436,808)        (308,730)        (388,407)      (1,382,018)
NET ASSETS:
   Beginning of year...............        1,874,208        2,182,938        1,847,238        3,229,256
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,437,400  $     1,874,208  $     1,458,831  $     1,847,238
                                     ===============  ===============  ===============  ===============

                                            LMPVET CLEARBRIDGE                LMPVIT WESTERN ASSET
                                         VARIABLE SMALL CAP GROWTH       VARIABLE GLOBAL HIGH YIELD BOND
                                                SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016             2015              2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (15,059)  $      (26,287)  $        72,214   $        81,382
   Net realized gains (losses).....           84,082          402,161         (55,391)          (51,234)
   Change in unrealized gains
     (losses) on investments.......         (58,229)        (483,266)          185,190         (146,899)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           10,794        (107,392)          202,013         (116,751)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           85,889          105,844           85,070           102,094
   Net transfers (including fixed
     account)......................        (298,272)           87,645           14,765           (8,385)
   Contract charges................             (82)             (83)             (71)              (75)
   Transfers for contract benefits
     and terminations..............        (376,246)      (1,885,631)        (440,584)         (506,164)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (588,711)      (1,692,225)        (340,820)         (412,530)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (577,917)      (1,799,617)        (138,807)         (529,281)
NET ASSETS:
   Beginning of year...............        1,678,186        3,477,803        1,526,598         2,055,879
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     1,100,269  $     1,678,186  $     1,387,791   $     1,526,598
                                     ===============  ===============  ===============   ===============

                                            MIST AMERICAN FUNDS                MIST AMERICAN FUNDS
                                            BALANCED ALLOCATION                 GROWTH ALLOCATION
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                           2016             2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        11,902  $          4,815  $        13,753  $        13,748
   Net realized gains (losses).....          180,006           181,197          499,114          417,512
   Change in unrealized gains
     (losses) on investments.......         (29,056)         (231,717)        (129,493)        (522,456)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          162,852          (45,705)          383,374         (91,196)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          319,922           343,025          446,488          604,307
   Net transfers (including fixed
     account)......................           33,943            21,686          136,539           98,888
   Contract charges................            (231)             (320)            (168)            (160)
   Transfers for contract benefits
     and terminations..............      (1,006,066)         (870,781)        (885,726)        (817,272)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (652,432)         (506,390)        (302,867)        (114,237)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (489,580)         (552,095)           80,507        (205,433)
NET ASSETS:
   Beginning of year...............        2,394,796         2,946,891        5,313,984        5,519,417
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $     1,905,216  $      2,394,796  $     5,394,491  $     5,313,984
                                     ===============  ================  ===============  ===============

                                             MIST AMERICAN FUNDS
                                             MODERATE ALLOCATION
                                                 SUBACCOUNT
                                     ---------------------------------
                                           2016             2015
                                     ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         18,704  $        34,996
   Net realized gains (losses).....           138,836          177,053
   Change in unrealized gains
     (losses) on investments.......          (16,125)        (236,269)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           141,415         (24,220)
                                     ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           343,188          367,071
   Net transfers (including fixed
     account)......................           345,412      (2,289,390)
   Contract charges................             (342)            (327)
   Transfers for contract benefits
     and terminations..............         (441,949)        (568,119)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..           246,309      (2,490,765)
                                     ----------------  ---------------
     Net increase (decrease)
       in net assets...............           387,724      (2,514,985)
NET ASSETS:
   Beginning of year...............         2,191,347        4,706,332
                                     ----------------  ---------------
   End of year.....................  $      2,579,071  $     2,191,347
                                     ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                            MIST BLACKROCK HIGH YIELD      MIST CLARION GLOBAL REAL ESTATE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                              2016            2015              2016             2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       117,678  $       205,317  $        33,961  $       115,457
   Net realized gains (losses)........         (48,271)         (51,463)          (1,586)           54,754
   Change in unrealized gains
     (losses) on investments..........          181,221        (254,244)         (19,286)        (254,222)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          250,628        (100,390)           13,089         (84,011)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............          156,298          248,338          212,823          277,058
   Net transfers (including fixed
     account).........................         (39,967)        (230,401)        (111,379)        (169,627)
   Contract charges...................             (71)             (95)            (186)            (206)
   Transfers for contract benefits
     and terminations.................        (453,660)      (1,587,668)      (1,176,644)      (1,865,946)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (337,400)      (1,569,826)      (1,075,386)      (1,758,721)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................         (86,772)      (1,670,216)      (1,062,297)      (1,842,732)
NET ASSETS:
   Beginning of year..................        2,031,907        3,702,123        3,186,828        5,029,560
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $     1,945,135  $     2,031,907  $     2,124,531  $     3,186,828
                                        ===============  ===============  ===============  ===============

                                                MIST CLEARBRIDGE                         MIST
                                                AGGRESSIVE GROWTH            HARRIS OAKMARK INTERNATIONAL
                                                   SUBACCOUNT                         SUBACCOUNT
                                        ---------------------------------  ---------------------------------
                                              2016              2015            2016              2015
                                        ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $      (139,029)  $     (247,731)  $        48,428  $        127,371
   Net realized gains (losses)........           231,454        1,105,558          (3,784)           583,174
   Change in unrealized gains
     (losses) on investments..........           191,161      (2,051,428)          203,906         (958,810)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           283,586      (1,193,601)          248,550         (248,265)
                                        ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............         1,322,310        1,255,346          299,478           343,606
   Net transfers (including fixed
     account).........................         (323,548)        (397,370)        (257,877)         (145,764)
   Contract charges...................           (1,772)          (2,094)            (392)             (475)
   Transfers for contract benefits
     and terminations.................       (4,290,971)      (8,201,097)      (1,262,087)       (1,936,940)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....       (3,293,981)      (7,345,215)      (1,220,878)       (1,739,573)
                                        ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets.................       (3,010,395)      (8,538,816)        (972,328)       (1,987,838)
NET ASSETS:
   Beginning of year..................        24,656,909       33,195,725        4,991,505         6,979,343
                                        ----------------  ---------------  ---------------  ----------------
   End of year........................  $     21,646,514  $    24,656,909  $     4,019,177  $      4,991,505
                                        ================  ===============  ===============  ================


                                              MIST INVESCO COMSTOCK          MIST INVESCO MID CAP VALUE
                                                   SUBACCOUNT                        SUBACCOUNT
                                        --------------------------------  --------------------------------
                                             2016              2015            2016              2015
                                        ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $        11,885  $        18,160  $       (6,432)  $      (16,039)
   Net realized gains (losses)........          132,952          214,216           35,441          235,419
   Change in unrealized gains
     (losses) on investments..........          (7,035)        (309,934)          144,492        (400,273)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............          137,802         (77,558)          173,501        (180,893)
                                        ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............           58,903           64,012           94,627          147,031
   Net transfers (including fixed
     account).........................           12,928         (12,577)        (142,166)        (393,605)
   Contract charges...................             (22)             (24)             (46)             (41)
   Transfers for contract benefits
     and terminations.................        (209,549)        (434,039)        (425,218)      (1,030,494)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....        (137,740)        (382,628)        (472,803)      (1,277,109)
                                        ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
        in net assets.................               62        (460,186)        (299,302)      (1,458,002)
NET ASSETS:
   Beginning of year..................          982,083        1,442,269        1,583,667        3,041,669
                                        ---------------  ---------------  ---------------  ---------------
   End of year........................  $       982,145  $       982,083  $     1,284,365  $     1,583,667
                                        ===============  ===============  ===============  ===============


                                           MIST INVESCO SMALL CAP GROWTH
                                                    SUBACCOUNT
                                        ---------------------------------
                                              2016             2015
                                        ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).......  $       (11,453)  $      (12,980)
   Net realized gains (losses)........           141,698          382,808
   Change in unrealized gains
     (losses) on investments..........          (23,673)        (397,474)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations...............           106,572         (27,646)
                                        ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.............            44,896           66,310
   Net transfers (including fixed
     account).........................          (17,867)           72,636
   Contract charges...................               (3)             (22)
   Transfers for contract benefits
     and terminations.................         (347,687)        (431,215)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions....         (320,661)        (292,291)
                                        ----------------  ---------------
     Net increase (decrease)
        in net assets.................         (214,089)        (319,937)
NET ASSETS:
   Beginning of year..................         1,180,103        1,500,040
                                        ----------------  ---------------
   End of year........................  $        966,014  $     1,180,103
                                        ================  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                                                MIST MET/ABERDEEN
                                       MIST JPMORGAN SMALL CAP VALUE         EMERGING MARKETS EQUITY
                                                SUBACCOUNT                         SUBACCOUNT
                                     ---------------------------------  --------------------------------
                                          2016              2015             2016              2015
                                     ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         3,487  $          1,094  $           110  $         8,213
   Net realized gains (losses).....           70,384            92,452         (47,442)         (35,673)
   Change in unrealized gains
     (losses) on investments.......           89,696         (147,921)          108,449        (100,934)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          163,567          (54,375)           61,117        (128,394)
                                     ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           83,078            69,856           99,592           99,957
   Net transfers (including fixed
     account)......................           80,845          (73,287)            9,810           27,130
   Contract charges................              (2)               (6)             (52)             (64)
   Transfers for contract benefits
     and terminations..............        (281,037)         (237,639)        (296,054)        (183,636)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (117,116)         (241,076)        (186,704)         (56,613)
                                     ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............           46,451         (295,451)        (125,587)        (185,007)
NET ASSETS:
   Beginning of year...............          545,633           841,084          682,093          867,100
                                     ---------------  ----------------  ---------------  ---------------
   End of year.....................  $       592,084  $        545,633  $       556,506  $       682,093
                                     ===============  ================  ===============  ===============

                                            MIST MET/WELLINGTON
                                            LARGE CAP RESEARCH         MIST METLIFE ASSET ALLOCATION 100
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        12,865  $       (4,664)  $        39,646  $         6,328
   Net realized gains (losses).....          127,254          243,791          521,188          700,763
   Change in unrealized gains
     (losses) on investments.......         (61,936)        (186,740)        (281,742)        (807,446)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           78,183           52,387          279,092        (100,355)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           62,745           74,216          361,048          474,055
   Net transfers (including fixed
     account)......................            5,938           40,772         (10,833)         (38,662)
   Contract charges................             (79)             (81)            (242)            (360)
   Transfers for contract benefits
     and terminations..............        (233,067)        (467,201)        (846,816)      (1,782,936)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (164,463)        (352,294)        (496,843)      (1,347,903)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............         (86,280)        (299,907)        (217,751)      (1,448,258)
NET ASSETS:
   Beginning of year...............        1,193,645        1,493,552        3,860,702        5,308,960
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     1,107,365  $     1,193,645  $     3,642,951  $     3,860,702
                                     ===============  ===============  ===============  ===============


                                       MIST METLIFE SMALL CAP VALUE     MIST MFS RESEARCH INTERNATIONAL
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (6,600)  $      (75,556)  $         2,911   $         7,225
   Net realized gains (losses).....        (108,488)        2,413,308         (21,136)             4,667
   Change in unrealized gains
     (losses) on investments.......        1,338,592      (2,727,197)            7,218          (33,179)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,223,504        (389,445)         (11,007)          (21,287)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          200,040          293,850           46,207            45,803
   Net transfers (including fixed
     account)......................        (204,478)        (452,478)           65,174           127,613
   Contract charges................            (148)            (208)             (23)              (39)
   Transfers for contract benefits
     and terminations..............      (2,034,933)      (2,130,243)        (222,284)         (125,690)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,039,519)      (2,289,079)        (110,926)            47,687
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (816,015)      (2,678,524)        (121,933)            26,400
NET ASSETS:
   Beginning of year...............        5,085,307        7,763,831          422,498           396,098
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     4,269,292  $     5,085,307  $       300,565   $       422,498
                                     ===============  ===============  ===============   ===============


                                      MIST OPPENHEIMER GLOBAL EQUITY
                                                SUBACCOUNT
                                     --------------------------------
                                          2016              2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (21,013)  $      (20,955)
   Net realized gains (losses).....          719,030        1,081,067
   Change in unrealized gains
     (losses) on investments.......        (957,074)        (511,815)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        (259,057)          548,297
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          859,903          850,791
   Net transfers (including fixed
     account)......................      (1,147,505)        (105,918)
   Contract charges................            (582)            (887)
   Transfers for contract benefits
     and terminations..............      (2,753,689)      (4,807,423)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,041,873)      (4,063,437)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (3,300,930)      (3,515,140)
NET ASSETS:
   Beginning of year...............       13,966,324       17,481,464
                                     ---------------  ---------------
   End of year.....................  $    10,665,394  $    13,966,324
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                               MIST PIMCO
                                        INFLATION PROTECTED BOND            MIST PIMCO TOTAL RETURN
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016              2015
                                     ---------------  ---------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      (16,308)  $       124,862  $         92,166  $       365,630
   Net realized gains (losses).....         (70,873)        (262,440)          (26,643)          177,496
   Change in unrealized gains
     (losses) on investments.......          141,397           66,986            50,543        (620,985)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           54,216         (70,592)           116,066         (77,859)
                                     ---------------  ---------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          169,496          377,301           408,342          635,425
   Net transfers (including fixed
     account)......................         (38,967)        (997,776)           (7,049)        (348,389)
   Contract charges................              (5)              (9)             (333)            (411)
   Transfers for contract benefits
     and terminations..............        (469,089)      (1,010,330)       (2,876,964)      (3,070,615)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (338,565)      (1,630,814)       (2,476,004)      (2,783,990)
                                     ---------------  ---------------  ----------------  ---------------
     Net increase (decrease)
       in net assets...............        (284,349)      (1,701,406)       (2,359,938)      (2,861,849)
NET ASSETS:
   Beginning of year...............        1,414,981        3,116,387         7,407,869       10,269,718
                                     ---------------  ---------------  ----------------  ---------------
   End of year.....................  $     1,130,632  $     1,414,981  $      5,047,931  $     7,407,869
                                     ===============  ===============  ================  ===============

                                            MIST T. ROWE PRICE                   MSF BARCLAYS
                                              LARGE CAP VALUE                AGGREGATE BOND INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       205,573  $        45,303  $           183   $           426
   Net realized gains (losses).....        1,884,218        1,192,485            (115)                43
   Change in unrealized gains
     (losses) on investments.......        (368,768)      (1,999,472)              296             (655)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,721,023        (761,684)              364             (186)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          597,976          752,563               --                --
   Net transfers (including fixed
     account)......................        (117,867)        (495,141)               --                --
   Contract charges................            (948)          (1,040)               --                --
   Transfers for contract benefits
     and terminations..............      (3,155,023)      (4,946,416)         (14,421)           (4,396)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,675,862)      (4,690,034)         (14,421)           (4,396)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (954,839)      (5,451,718)         (14,057)           (4,582)
NET ASSETS:
   Beginning of year...............       13,163,926       18,615,644           24,186            28,768
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    12,209,087  $    13,163,926  $        10,129   $        24,186
                                     ===============  ===============  ===============   ===============

                                                                                 MSF BLACKROCK
                                         MSF BLACKROCK BOND INCOME           CAPITAL APPRECIATION
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        55,726  $        99,029  $     (105,996)   $     (129,448)
   Net realized gains (losses).....           12,577          117,291        1,189,289         3,600,667
   Change in unrealized gains
     (losses) on investments.......         (10,094)        (223,007)      (1,206,174)       (2,872,020)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           58,209          (6,687)        (122,881)           599,199
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          177,229          275,105          490,256           529,004
   Net transfers (including fixed
     account)......................          238,018        (127,839)        (219,272)          (85,877)
   Contract charges................            (137)            (180)            (896)           (1,006)
   Transfers for contract benefits
     and terminations..............        (692,840)      (2,365,338)      (1,180,765)       (3,666,959)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (277,730)      (2,218,252)        (910,677)       (3,224,838)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (219,521)      (2,224,939)      (1,033,558)       (2,625,639)
NET ASSETS:
   Beginning of year...............        2,921,615        5,146,554        9,759,581        12,385,220
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $     2,702,094  $     2,921,615  $     8,726,023   $     9,759,581
                                     ===============  ===============  ===============   ===============


                                       MSF BLACKROCK LARGE CAP VALUE
                                                SUBACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         1,762  $         2,868
   Net realized gains (losses).....          (5,491)           45,408
   Change in unrealized gains
     (losses) on investments.......           87,108         (95,587)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............           83,379         (47,311)
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           59,040           90,010
   Net transfers (including fixed
     account)......................           16,112          (6,561)
   Contract charges................             (56)             (21)
   Transfers for contract benefits
     and terminations..............        (288,169)        (150,471)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (213,073)         (67,043)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (129,694)        (114,354)
NET ASSETS:
   Beginning of year...............          599,936          714,290
                                     ---------------  ---------------
   End of year.....................  $       470,242  $       599,936
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                                MSF BLACKROCK
                                            ULTRA-SHORT TERM BOND           MSF FRONTIER MID CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                            2016              2015            2016              2015
                                      ----------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (146,757)  $     (178,155)  $      (57,390)  $       (70,863)
   Net realized gains (losses)......             4,228               --          631,218         1,233,661
   Change in unrealized gains
     (losses) on investments........            20,699               --        (415,142)       (1,013,482)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (121,830)        (178,155)          158,686           149,316
                                      ----------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........         1,227,028        1,260,801          230,036           252,827
   Net transfers (including fixed
     account).......................         1,922,904        4,172,524        (103,673)         (206,740)
   Contract charges.................           (1,595)          (2,015)            (377)             (439)
   Transfers for contract benefits
     and terminations...............       (5,123,193)      (6,768,259)        (827,968)       (1,562,781)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..       (1,974,856)      (1,336,949)        (701,982)       (1,517,133)
                                      ----------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............       (2,096,686)      (1,515,104)        (543,296)       (1,367,817)
NET ASSETS:
   Beginning of year................        14,857,345       16,372,449        4,813,324         6,181,141
                                      ----------------  ---------------  ---------------  ----------------
   End of year......................  $     12,760,659  $    14,857,345  $     4,270,028  $      4,813,324
                                      ================  ===============  ===============  ================


                                             MSF JENNISON GROWTH           MSF MET/WELLINGTON BALANCED
                                                 SUBACCOUNT                        SUBACCOUNT
                                      --------------------------------  ---------------------------------
                                            2016            2015             2016              2015
                                      ---------------  ---------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $      (16,065)  $      (16,376)  $        26,994  $         12,888
   Net realized gains (losses)......          289,088          357,196           39,634           438,824
   Change in unrealized gains
     (losses) on investments........        (292,630)        (149,808)           25,492         (416,841)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............         (19,607)          191,012           92,120            34,871
                                      ---------------  ---------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          155,963          143,867          207,477           242,410
   Net transfers (including fixed
     account).......................         (52,554)          340,947           70,873            45,376
   Contract charges.................            (121)            (108)            (472)             (310)
   Transfers for contract benefits
     and terminations...............        (479,752)        (232,836)        (659,467)       (1,145,725)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (376,464)          251,870        (381,589)         (858,249)
                                      ---------------  ---------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (396,071)          442,882        (289,469)         (823,378)
NET ASSETS:
   Beginning of year................        2,322,197        1,879,315        1,760,276         2,583,654
                                      ---------------  ---------------  ---------------  ----------------
   End of year......................  $     1,926,126  $     2,322,197  $     1,470,807  $      1,760,276
                                      ===============  ===============  ===============  ================

                                             MSF MET/WELLINGTON
                                          CORE EQUITY OPPORTUNITIES       MSF METLIFE ASSET ALLOCATION 20
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015              2016             2015
                                      ---------------  ----------------  ---------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        14,240  $         18,953  $        50,401  $         22,048
   Net realized gains (losses)......           51,541         1,171,940           45,402           131,656
   Change in unrealized gains
     (losses) on investments........          113,525       (1,148,632)         (14,565)         (195,429)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          179,306            42,261           81,238          (41,725)
                                      ---------------  ----------------  ---------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          152,858           182,016          207,340           368,195
   Net transfers (including fixed
     account).......................          314,559          (12,776)          (9,841)          (21,344)
   Contract charges.................            (205)             (230)            (403)             (388)
   Transfers for contract benefits
     and terminations...............        (775,384)       (1,183,024)        (845,910)       (1,482,081)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..        (308,172)       (1,014,014)        (648,814)       (1,135,618)
                                      ---------------  ----------------  ---------------  ----------------
     Net increase (decrease)
        in net assets...............        (128,866)         (971,753)        (567,576)       (1,177,343)
NET ASSETS:
   Beginning of year................        2,837,028         3,808,781        3,102,756         4,280,099
                                      ---------------  ----------------  ---------------  ----------------
   End of year......................  $     2,708,162  $      2,837,028  $     2,535,180  $      3,102,756
                                      ===============  ================  ===============  ================


                                       MSF METLIFE ASSET ALLOCATION 40
                                                 SUBACCOUNT
                                      ---------------------------------
                                            2016             2015
                                      ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        90,914   $      (37,080)
   Net realized gains (losses)......          204,488           339,878
   Change in unrealized gains
     (losses) on investments........        (124,966)         (389,384)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............          170,436          (86,586)
                                      ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          396,537           611,326
   Net transfers (including fixed
     account).......................           64,569            61,276
   Contract charges.................            (386)             (477)
   Transfers for contract benefits
     and terminations...............      (1,685,488)       (1,432,616)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,224,768)         (760,491)
                                      ---------------   ---------------
     Net increase (decrease)
        in net assets...............      (1,054,332)         (847,077)
NET ASSETS:
   Beginning of year................        3,909,030         4,756,107
                                      ---------------   ---------------
   End of year......................  $     2,854,698   $     3,909,030
                                      ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015


                                     MSF METLIFE ASSET ALLOCATION 60    MSF METLIFE ASSET ALLOCATION 80
                                               SUBACCOUNT                         SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016            2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       380,229  $     (178,831)  $       294,889  $     (188,622)
   Net realized gains (losses).....        1,988,986        2,461,016        2,451,755        2,567,149
   Change in unrealized gains
     (losses) on investments.......      (1,300,882)      (2,832,838)      (1,600,413)      (2,862,024)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,068,333        (550,653)        1,146,231        (483,497)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        2,216,484        2,427,629        1,797,613        2,115,249
   Net transfers (including fixed
     account)......................        (249,263)        (272,950)        (187,154)        (367,036)
   Contract charges................          (1,223)          (1,408)            (897)          (1,007)
   Transfers for contract benefits
     and terminations..............      (5,408,506)      (6,187,133)      (3,565,084)      (7,138,498)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (3,442,508)      (4,033,862)      (1,955,522)      (5,391,292)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (2,374,175)      (4,584,515)        (809,291)      (5,874,789)
NET ASSETS:
   Beginning of year...............       22,707,494       27,292,009       18,400,385       24,275,174
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $    20,333,319  $    22,707,494  $    17,591,094  $    18,400,385
                                     ===============  ===============  ===============  ===============

                                          MSF METLIFE STOCK INDEX            MSF MFS TOTAL RETURN
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  ---------------------------------
                                           2016            2015              2016             2015
                                     ---------------  ---------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       131,469  $       102,048  $       211,233   $       218,921
   Net realized gains (losses).....        1,733,471        2,338,537        1,084,811         1,201,093
   Change in unrealized gains
     (losses) on investments.......        (244,812)      (2,414,701)        (300,045)       (1,607,169)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,620,128           25,884          995,999         (187,155)
                                     ---------------  ---------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        1,205,602        1,300,194          965,296         1,098,738
   Net transfers (including fixed
     account)......................          246,257         (62,748)        (191,052)         (378,358)
   Contract charges................            (972)            (999)          (1,043)           (1,777)
   Transfers for contract benefits
     and terminations..............      (3,267,114)      (4,741,420)      (3,929,201)       (7,383,487)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (1,816,227)      (3,504,973)      (3,156,000)       (6,664,884)
                                     ---------------  ---------------  ---------------   ---------------
     Net increase (decrease)
       in net assets...............        (196,099)      (3,479,089)      (2,160,001)       (6,852,039)
NET ASSETS:
   Beginning of year...............       16,314,310       19,793,399       14,291,415        21,143,454
                                     ---------------  ---------------  ---------------   ---------------
   End of year.....................  $    16,118,211  $    16,314,310  $    12,131,414   $    14,291,415
                                     ===============  ===============  ===============   ===============

                                               MSF MFS VALUE                  MSF MSCI EAFE INDEX
                                                SUBACCOUNT                        SUBACCOUNT
                                     --------------------------------  --------------------------------
                                          2016              2015             2016             2015
                                     ---------------  ---------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        96,342  $       185,448  $           537  $           760
   Net realized gains (losses).....          868,035        2,280,067          (1,702)             (42)
   Change in unrealized gains
     (losses) on investments.......          106,087      (2,555,883)            1,439          (1,410)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............        1,070,464         (90,368)              274            (692)
                                     ---------------  ---------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          473,561          605,857               --               --
   Net transfers (including fixed
     account)......................        (197,257)        (324,536)               --               --
   Contract charges................            (436)            (558)               --               --
   Transfers for contract benefits
     and terminations..............      (2,447,892)      (4,179,270)         (14,369)            (979)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..      (2,172,024)      (3,898,507)         (14,369)            (979)
                                     ---------------  ---------------  ---------------  ---------------
     Net increase (decrease)
       in net assets...............      (1,101,560)      (3,988,875)         (14,095)          (1,671)
NET ASSETS:
   Beginning of year...............        8,883,150       12,872,025           33,398           35,069
                                     ---------------  ---------------  ---------------  ---------------
   End of year.....................  $     7,781,590  $     8,883,150  $        19,303  $        33,398
                                     ===============  ===============  ===============  ===============

                                       MSF NEUBERGER BERMAN GENESIS
                                                SUBACCOUNT
                                     --------------------------------
                                          2016             2015
                                     ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (9,284)  $      (13,689)
   Net realized gains (losses).....          107,168          216,743
   Change in unrealized gains
     (losses) on investments.......          111,566        (201,701)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations.............          209,450            1,353
                                     ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           59,348           77,806
   Net transfers (including fixed
     account)......................         (11,717)         (45,271)
   Contract charges................             (90)             (86)
   Transfers for contract benefits
     and terminations..............        (422,416)      (1,027,433)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from contract transactions..        (374,875)        (994,984)
                                     ---------------  ---------------
     Net increase (decrease)
       in net assets...............        (165,425)        (993,631)
NET ASSETS:
   Beginning of year...............        1,374,067        2,367,698
                                     ---------------  ---------------
   End of year.....................  $     1,208,642  $     1,374,067
                                     ===============  ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

          METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      OF METLIFE INSURANCE COMPANY USA
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015



                                                                                 MSF T. ROWE PRICE
                                           MSF RUSSELL 2000 INDEX                LARGE CAP GROWTH
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  --------------------------------
                                           2016              2015              2016             2015
                                      ---------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $             3  $           (97)  $      (52,694)  $      (62,536)
   Net realized gains (losses)......            3,623             6,669          628,504        1,444,545
   Change in unrealized gains
     (losses) on investments........            4,491           (9,254)        (585,480)        (923,694)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............            8,117           (2,682)          (9,670)          458,315
                                      ---------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........               --                --          273,690          273,215
   Net transfers (including fixed
     account).......................               --                --        (165,471)           63,862
   Contract charges.................               --                --            (412)            (455)
   Transfers for contract benefits
     and terminations...............          (2,774)          (13,981)      (1,135,655)      (1,475,818)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..          (2,774)          (13,981)      (1,027,848)      (1,139,196)
                                      ---------------  ----------------  ---------------  ---------------
     Net increase (decrease)
        in net assets...............            5,343          (16,663)      (1,037,518)        (680,881)
NET ASSETS:
   Beginning of year................           42,812            59,475        4,840,088        5,520,969
                                      ---------------  ----------------  ---------------  ---------------
   End of year......................  $        48,155  $         42,812  $     3,802,570  $     4,840,088
                                      ===============  ================  ===============  ===============

                                                                                  MSF WESTERN ASSET
                                              MSF T. ROWE PRICE               MANAGEMENT STRATEGIC BOND
                                              SMALL CAP GROWTH                      OPPORTUNITIES
                                                 SUBACCOUNT                          SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015              2016              2015
                                      ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $     (120,023)  $      (148,672)  $         33,760  $           225
   Net realized gains (losses)......        1,815,554         2,253,043            17,303               18
   Change in unrealized gains
     (losses) on investments........        (649,234)       (1,863,993)           101,630            (450)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............        1,046,297           240,378           152,693            (207)
                                      ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          603,615           635,436           106,306               --
   Net transfers (including fixed
     account).......................        (338,207)            85,274         4,005,995               --
   Contract charges.................            (622)             (680)             (158)               --
   Transfers for contract benefits
     and terminations...............      (1,859,352)       (3,370,912)         (850,292)            (541)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,594,566)       (2,650,882)         3,261,851            (541)
                                      ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
        in net assets...............        (548,269)       (2,410,504)         3,414,544            (748)
NET ASSETS:
   Beginning of year................       11,463,322        13,873,826             6,168            6,916
                                      ---------------  ----------------  ----------------  ---------------
   End of year......................  $    10,915,053  $     11,463,322  $      3,420,712  $         6,168
                                      ===============  ================  ================  ===============


                                              MSF WESTERN ASSET                  TAP 1919 VARIABLE
                                         MANAGEMENT U.S. GOVERNMENT        SOCIALLY RESPONSIVE BALANCED
                                                 SUBACCOUNT                         SUBACCOUNT
                                      ---------------------------------  ---------------------------------
                                           2016              2015              2016             2015
                                      ---------------  ----------------  ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $        62,537  $         58,188  $         2,821   $        13,211
   Net realized gains (losses)......          (6,935)             5,834          236,875           396,283
   Change in unrealized gains
     (losses) on investments........         (34,779)          (84,165)         (54,850)         (499,726)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           20,823          (20,143)          184,846          (90,232)
                                      ---------------  ----------------  ---------------   ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........          303,394           357,493           66,896            93,412
   Net transfers (including fixed
     account).......................        (133,780)           163,066        (177,206)         (101,851)
   Contract charges.................            (212)             (256)             (38)              (41)
   Transfers for contract benefits
     and terminations...............      (1,189,176)       (1,470,750)         (56,867)         (422,725)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets resulting
        from contract transactions..      (1,019,774)         (950,447)        (167,215)         (431,205)
                                      ---------------  ----------------  ---------------   ---------------
     Net increase (decrease)
        in net assets...............        (998,951)         (970,590)           17,631         (521,437)
NET ASSETS:
   Beginning of year................        4,154,241         5,124,831        3,494,091         4,015,528
                                      ---------------  ----------------  ---------------   ---------------
   End of year......................  $     3,155,290  $      4,154,241  $     3,511,722   $     3,494,091
                                      ===============  ================  ===============   ===============


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

    METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
                NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


MetLife of CT Separate Account QPN for Variable Annuities (the "Separate Account"), a separate account of MetLife Insurance Company USA (the "Company"), was established by the Board of Directors of MetLife Insurance Company of Connecticut ("MICC") on December 26, 1995 to support operations of MICC with respect to certain variable annuity contracts (the "Contracts"). On November 14, 2014, MICC changed its name to MetLife Insurance Company USA and its state of domicile from Connecticut to Delaware. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Delaware Department of Insurance.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a portion of its retail business, (the "Separation"). Additionally, on July 21, 2016, MetLife, Inc. announced that following the Separation, the separated business will be rebranded as "Brighthouse Financial." On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"), which included a description of how MetLife, Inc. currently plans to effectuate the Separation. On December 6, 2016, Brighthouse filed amendments to its registration statement on Form 10 with the SEC. The information statement filed as an exhibit to the Form 10 disclosed that MetLife, Inc. intends to include the Company, New England Life Insurance Company, First MetLife Investors Insurance Company and MetLife Advisers, LLC ("MetLife Advisers"), among other companies, in the proposed separated business. The ultimate form and timing of the Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. MetLife expects that the life and annuity business sold through Metropolitan Life Insurance Company will not be a part of Brighthouse Financial. The Separation remains subject to certain conditions, including, among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, and an SEC declaration of the effectiveness of the Form 10.

The Separate Account is divided into Subaccounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Subaccount invests in shares of the corresponding fund or portfolio (with the same name) of registered investment management companies (the "Trusts"), which are presented below:

American Funds Insurance Series ("American Funds")         Legg Mason Partners Variable Equity Trust
Fidelity Variable Insurance Products ("Fidelity VIP")        ("LMPVET")
Franklin Templeton Variable Insurance Products Trust       Legg Mason Partners Variable Income Trust
   ("FTVIPT")                                                ("LMPVIT")
Janus Aspen Series ("Janus Aspen")                         Met Investors Series Trust ("MIST")*
Legg Mason Partners Equity Trust ("LMPET")                 Metropolitan Series Fund ("MSF")*
Legg Mason Partners Income Trust ("LMPIT")                 Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Subaccounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUBACCOUNTS


Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts had net assets as of December 31, 2016:

American Funds Global Growth Subaccount                MIST JPMorgan Small Cap Value Subaccount
American Funds Growth Subaccount                       MIST Met/Aberdeen Emerging Markets Equity
American Funds Growth-Income Subaccount                  Subaccount
Fidelity VIP Contrafund Subaccount                     MIST Met/Wellington Large Cap Research Subaccount
Fidelity VIP Mid Cap Subaccount                        MIST MetLife Asset Allocation 100 Subaccount
FTVIPT Franklin Small-Mid Cap Growth VIP               MIST MetLife Small Cap Value Subaccount
   Subaccount                                          MIST MFS Research International Subaccount
FTVIPT Templeton Developing Markets VIP                MIST Oppenheimer Global Equity Subaccount
   Subaccount                                          MIST PIMCO Inflation Protected Bond Subaccount
FTVIPT Templeton Foreign VIP Subaccount                MIST PIMCO Total Return Subaccount
Janus Aspen Enterprise Subaccount                      MIST T. Rowe Price Large Cap Value Subaccount (a)
LMPET ClearBridge Small Cap Value Subaccount           MSF Barclays Aggregate Bond Index Subaccount
LMPIT Western Asset Corporate Bond Subaccount          MSF BlackRock Bond Income Subaccount
LMPVET ClearBridge Variable Aggressive Growth          MSF BlackRock Capital Appreciation Subaccount
   Subaccount                                          MSF BlackRock Large Cap Value Subaccount
LMPVET ClearBridge Variable Appreciation               MSF BlackRock Ultra-Short Term Bond Subaccount
   Subaccount                                          MSF Frontier Mid Cap Growth Subaccount
LMPVET ClearBridge Variable Dividend Strategy          MSF Jennison Growth Subaccount (a)
   Subaccount                                          MSF Met/Wellington Balanced Subaccount
LMPVET ClearBridge Variable Large Cap Growth           MSF Met/Wellington Core Equity Opportunities
   Subaccount                                            Subaccount
LMPVET ClearBridge Variable Large Cap Value            MSF MetLife Asset Allocation 20 Subaccount
   Subaccount                                          MSF MetLife Asset Allocation 40 Subaccount
LMPVET ClearBridge Variable Small Cap Growth           MSF MetLife Asset Allocation 60 Subaccount
   Subaccount                                          MSF MetLife Asset Allocation 80 Subaccount
LMPVIT Western Asset Variable Global High Yield        MSF MetLife Stock Index Subaccount
   Bond Subaccount                                     MSF MFS Total Return Subaccount
MIST American Funds Balanced Allocation                MSF MFS Value Subaccount
   Subaccount                                          MSF MSCI EAFE Index Subaccount
MIST American Funds Growth Allocation Subaccount       MSF Neuberger Berman Genesis Subaccount
MIST American Funds Moderate Allocation                MSF Russell 2000 Index Subaccount
   Subaccount                                          MSF T. Rowe Price Large Cap Growth Subaccount
MIST BlackRock High Yield Subaccount                   MSF T. Rowe Price Small Cap Growth Subaccount
MIST Clarion Global Real Estate Subaccount             MSF Western Asset Management Strategic Bond
MIST ClearBridge Aggressive Growth Subaccount            Opportunities Subaccount
MIST Harris Oakmark International Subaccount           MSF Western Asset Management U.S. Government
MIST Invesco Comstock Subaccount                         Subaccount
MIST Invesco Mid Cap Value Subaccount                  TAP 1919 Variable Socially Responsive Balanced
MIST Invesco Small Cap Growth Subaccount                 Subaccount

(a) This Subaccount invests in two or more share classes within the underlying fund or portfolio of the Trusts.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



3.  PORTFOLIO CHANGES


The following Subaccounts ceased operations during the year ended December 31, 2016:

MIST Lord Abbett Bond Debenture Subaccount
MIST Pioneer Fund Subaccount
MIST Pioneer Strategic Income Subaccount

The operations of the Subaccounts were affected by the following changes that occurred during the year ended December 31, 2016:


NAME CHANGES:

Former Name                                            New Name

(MIST) MFS Emerging Markets Equity                     (MIST) Met/Aberdeen Emerging Markets Equity
   Portfolio                                              Portfolio
(MIST) WMC Large Cap Research Portfolio                (MIST) Met/Wellington Large Cap Research Portfolio
(MSF) BlackRock Money Market Portfolio                 (MSF) BlackRock Ultra-Short Term Bond Portfolio
(MSF) WMC Balanced Portfolio                           (MSF) Met/Wellington Balanced Portfolio
(MSF) WMC Core Equity Opportunities                    (MSF) Met/Wellington Core Equity Opportunities
   Portfolio                                              Portfolio

MERGERS:

Former Portfolio                                        New Portfolio

(MIST) Lord Abbett Bond Debenture                       (MSF) Western Asset Management Strategic Bond
   Portfolio                                               Opportunities Portfolio
(MIST) Pioneer Fund Portfolio                           (MSF) Met/Wellington Core Equity Opportunities
                                                           Portfolio
(MIST) Pioneer Strategic Income Portfolio               (MSF) Western Asset Management Strategic Bond
                                                           Opportunities Portfolio


4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable life separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") ACCOUNTING STANDARDS CODIFICATION TOPIC 946.


SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONTINUED)


SECURITY VALUATION
A Subaccount's investment in shares of a fund or portfolio of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Subaccounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Subaccount invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.


ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. There were no contracts in payout at December 31, 2016.


PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Subaccounts.


NET TRANSFERS
Funds transferred by the contract owner into or out of Subaccounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Subaccounts.


USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


ADOPTION OF NEW ACCOUNTING PRONOUNCEMENT
In March 2015, the FASB issued new guidance to improve fair value measurement guidance (ASU 2015-07, Fair Value Measurement (Topic 820): Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)), effective for fiscal years beginning after December 15, 2015 and interim periods within those years. The objective of this update is to address the diversity in practice related to how certain investments measured at NAV with redemption dates in the future (including periodic redemption dates) are categorized within the fair value hierarchy. The amendments in the ASU remove the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the NAV per share practical expedient. Effective January 1, 2016, the Separate Account adopted this guidance. The adoption resulted in removal of the related disclosures in
Note 4.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which is recorded as an expense in the accompanying statements of operations of the applicable Subaccounts:

      Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

      The table below represents the range of effective annual rates for the respective charge for the year ended December 31, 2016:

     -------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                              0.80% - 1.50%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes waivers granted to certain Subaccounts.

For some Contracts, a contract administrative charge of $15 is assessed on a semi-annual basis. In addition, most Contracts impose a surrender charge which ranges from 0% to 5.0% if the Contract is partially or fully surrendered within the specified surrender charge period. These charges are paid to the Company, assessed through the redemption of units, and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Subaccounts.

The MIST and MSF Trusts currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by MetLife Advisers, an affiliate of the Company. MetLife Advisers is also the investment adviser to the portfolios of the MIST and MSF Trusts.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  -------------------------------    ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     American Funds Global Growth Subaccount....................        225,666        5,177,472         1,023,068        2,492,176
     American Funds Growth Subaccount...........................        169,647       10,452,981         1,949,921        3,174,331
     American Funds Growth-Income Subaccount....................        163,921        6,655,893         1,651,834        2,492,952
     Fidelity VIP Contrafund Subaccount.........................        194,564        5,488,836         1,051,815        3,037,677
     Fidelity VIP Mid Cap Subaccount............................        294,810        8,864,038         1,196,107        2,483,649
     FTVIPT Franklin Small-Mid Cap Growth VIP Subaccount........         53,268        1,048,353           178,369          321,569
     FTVIPT Templeton Developing Markets VIP Subaccount.........        213,599        2,024,764           233,945        1,070,116
     FTVIPT Templeton Foreign VIP Subaccount....................        127,271        1,863,218           239,215          624,725
     Janus Aspen Enterprise Subaccount..........................        104,021        4,150,319           960,211        1,559,565
     LMPET ClearBridge Small Cap Value Subaccount...............            844           16,822             2,265           13,901
     LMPIT Western Asset Corporate Bond Subaccount..............        192,934        2,294,420           814,525        1,399,542
     LMPVET ClearBridge Variable Aggressive Growth
       Subaccount...............................................        128,787        2,504,007           374,734        1,779,166
     LMPVET ClearBridge Variable Appreciation Subaccount........        193,411        5,091,527           553,347        1,131,343
     LMPVET ClearBridge Variable Dividend Strategy Subaccount...        102,739        1,373,857           237,732          699,992
     LMPVET ClearBridge Variable Large Cap Growth Subaccount....         69,242        1,260,494           176,422          572,746
     LMPVET ClearBridge Variable Large Cap Value Subaccount.....         74,894        1,159,348           184,438          683,139
     LMPVET ClearBridge Variable Small Cap Growth Subaccount....         51,637          963,813           132,055          687,339
     LMPVIT Western Asset Variable Global High Yield Bond
       Subaccount...............................................        195,755        1,541,421           162,495          431,097
     MIST American Funds Balanced Allocation Subaccount.........        196,621        1,961,725           557,274          979,159
     MIST American Funds Growth Allocation Subaccount...........        589,566        5,476,451         1,116,951          883,168
     MIST American Funds Moderate Allocation Subaccount.........        266,438        2,651,716           892,522          467,405
     MIST BlackRock High Yield Subaccount.......................        253,283        2,038,676           331,567          551,327
     MIST Clarion Global Real Estate Subaccount.................        182,528        2,176,249           352,626        1,394,077
     MIST ClearBridge Aggressive Growth Subaccount..............      1,383,167       19,666,405         1,227,120        4,660,121
     MIST Harris Oakmark International Subaccount...............        304,952        4,498,434           603,173        1,489,829
     MIST Invesco Comstock Subaccount...........................         67,368          703,867           180,443          235,306
     MIST Invesco Mid Cap Value Subaccount......................         67,960        1,232,354           183,652          589,378
     MIST Invesco Small Cap Growth Subaccount...................         70,312        1,076,516           253,593          394,127
     MIST JPMorgan Small Cap Value Subaccount...................         32,698          513,317           227,012          300,868
     MIST Met/Aberdeen Emerging Markets Equity Subaccount.......         61,911          605,896           135,319          321,919
     MIST Met/Wellington Large Cap Research Subaccount..........         81,073          861,648           155,010          229,002
     MIST MetLife Asset Allocation 100 Subaccount...............        314,865        3,527,185           904,693          876,824
     MIST MetLife Small Cap Value Subaccount....................        270,385        4,138,526           456,465        2,372,443
     MIST MFS Research International Subaccount.................         29,882          313,923           114,603          222,643
     MIST Oppenheimer Global Equity Subaccount..................        555,204       10,083,656         1,265,542        3,730,618
     MIST PIMCO Inflation Protected Bond Subaccount.............        115,731        1,226,130           334,298          689,214
     MIST PIMCO Total Return Subaccount.........................        453,958        5,145,858           616,946        3,000,767
     MIST T. Rowe Price Large Cap Value Subaccount..............        363,541       10,243,514         2,451,342        3,395,099
     MSF Barclays Aggregate Bond Index Subaccount...............            936           10,469             1,112           15,425
     MSF BlackRock Bond Income Subaccount.......................         25,495        2,725,029           628,257          850,265
     MSF BlackRock Capital Appreciation Subaccount..............        262,597        6,461,914         1,130,419        1,346,001
     MSF BlackRock Large Cap Value Subaccount...................         52,665          494,252           164,987          332,428
     MSF BlackRock Ultra-Short Term Bond Subaccount.............        127,378       12,740,040         4,731,687        6,853,019
     MSF Frontier Mid Cap Growth Subaccount.....................        138,415        3,847,554           712,041          935,099
     MSF Jennison Growth Subaccount.............................        145,401        1,944,500           498,927          604,949
     MSF Met/Wellington Balanced Subaccount.....................         79,551        1,535,134           468,348          742,427
     MSF Met/Wellington Core Equity Opportunities Subaccount....         94,660        2,972,456           672,610          825,781
     MSF MetLife Asset Allocation 20 Subaccount.................        239,175        2,683,765           380,681          891,196
     MSF MetLife Asset Allocation 40 Subaccount.................        253,757        2,905,044         1,134,550        2,033,029
     MSF MetLife Asset Allocation 60 Subaccount.................      1,739,381       20,146,922         4,130,001        5,356,261
     MSF MetLife Asset Allocation 80 Subaccount.................      1,374,311       16,267,987         4,073,285        3,665,447
     MSF MetLife Stock Index Subaccount.........................        350,169       11,406,652         2,743,029        3,722,626
     MSF MFS Total Return Subaccount............................         71,788       10,526,238         1,633,542        3,997,421
     MSF MFS Value Subaccount...................................        508,273        7,420,412         1,459,361        2,736,806

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2016               DECEMBER 31, 2016
                                                                  ------------------------------     ------------------------------
                                                                                                        COST OF         PROCEEDS
                                                                      SHARES          COST ($)       PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     -------------   --------------
     MSF MSCI EAFE Index Subaccount.............................          1,616           21,800               855           14,734
     MSF Neuberger Berman Genesis Subaccount....................         56,535          850,485            68,960          453,107
     MSF Russell 2000 Index Subaccount..........................          2,384           35,968             5,893            6,152
     MSF T. Rowe Price Large Cap Growth Subaccount..............        191,665        3,607,923           821,020        1,336,904
     MSF T. Rowe Price Small Cap Growth Subaccount..............        542,772        9,072,708         2,077,697        2,336,929
     MSF Western Asset Management Strategic Bond
       Opportunities Subaccount.................................        255,477        3,319,496         4,163,920          868,249
     MSF Western Asset Management U.S. Government
       Subaccount...............................................        268,768        3,225,373           459,323        1,416,581
     TAP 1919 Variable Socially Responsive Balanced Subaccount..        135,432        3,445,717           319,121          264,390

This page is intentionally left blank.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                          AMERICAN FUNDS                                               AMERICAN FUNDS
                                           GLOBAL GROWTH              AMERICAN FUNDS GROWTH             GROWTH-INCOME
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       3,132,892      4,328,271      5,766,709      7,717,143      4,290,448      5,254,400
Units issued and transferred
   from other funding options....         316,731        517,671        662,957        812,301        473,574        431,090
Units redeemed and transferred to
   other funding options.........     (1,166,958)    (1,713,050)    (1,680,903)    (2,762,735)    (1,334,949)    (1,395,042)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................       2,282,665      3,132,892      4,748,763      5,766,709      3,429,073      4,290,448
                                   ==============  =============  =============  =============  =============  =============


                                                                                                       FTVIPT FRANKLIN
                                      FIDELITY VIP CONTRAFUND         FIDELITY VIP MID CAP        SMALL-MID CAP GROWTH VIP
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015           2016           2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........       3,489,630      4,784,355      3,250,677      4,311,456        619,129        784,198
Units issued and transferred
   from other funding options....         332,461        531,525        309,852        395,022         56,233         75,880
Units redeemed and transferred to
   other funding options.........     (1,393,601)    (1,826,250)      (863,443)    (1,455,801)      (196,734)      (240,949)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................       2,428,490      3,489,630      2,697,086      3,250,677        478,628        619,129
                                   ==============  =============  =============  =============  =============  =============

                                        FTVIPT TEMPLETON               FTVIPT TEMPLETON
                                     DEVELOPING MARKETS VIP               FOREIGN VIP               JANUS ASPEN ENTERPRISE
                                           SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  -----------------------------  ------------------------------
                                       2016           2015           2016            2015            2016            2015
                                   -------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........        939,956      1,269,343      1,360,427       1,863,055       5,659,374       7,977,612
Units issued and transferred
   from other funding options....        134,388        162,891        144,552         199,732         652,035         573,610
Units redeemed and transferred to
   other funding options.........      (459,656)      (492,278)      (421,938)       (702,360)     (1,537,887)     (2,891,848)
                                   -------------  -------------  -------------  --------------  --------------  --------------
Units end of year................        614,688        939,956      1,083,041       1,360,427       4,773,522       5,659,374
                                   =============  =============  =============  ==============  ==============  ==============


                                         LMPET CLEARBRIDGE             LMPIT WESTERN ASSET             LMPVET CLEARBRIDGE
                                          SMALL CAP VALUE                CORPORATE BOND            VARIABLE AGGRESSIVE GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ----------------------------  ------------------------------  ------------------------------
                                       2016            2015           2016            2015            2016            2015
                                   -------------  -------------  --------------  --------------  --------------  --------------

Units beginning of year..........         12,708         14,989       1,173,335       1,418,432       2,259,884       3,449,027
Units issued and transferred
   from other funding options....            321            992         335,918         214,104         146,010         300,947
Units redeemed and transferred to
   other funding options.........        (6,465)        (3,273)       (591,847)       (459,201)       (882,099)     (1,490,090)
                                   -------------  -------------  --------------  --------------  --------------  --------------
Units end of year................          6,564         12,708         917,406       1,173,335       1,523,795       2,259,884
                                   =============  =============  ==============  ==============  ==============  ==============

                                        LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE            LMPVET CLEARBRIDGE
                                       VARIABLE APPRECIATION        VARIABLE DIVIDEND STRATEGY     VARIABLE LARGE CAP GROWTH
                                            SUBACCOUNT                      SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  ------------------------------  ----------------------------
                                       2016            2015            2016            2015           2016            2015
                                   -------------  --------------  --------------  --------------  -------------  -------------

Units beginning of year..........      3,046,939       3,644,248         987,970       1,158,018        579,068        735,724
Units issued and transferred
   from other funding options....        197,202         175,041         118,651         105,442         23,083         86,295
Units redeemed and transferred to
   other funding options.........      (493,891)       (772,350)       (326,996)       (275,490)      (182,166)      (242,951)
                                   -------------  --------------  --------------  --------------  -------------  -------------
Units end of year................      2,750,250       3,046,939         779,625         987,970        419,985        579,068
                                   =============  ==============  ==============  ==============  =============  =============


                                        LMPVET CLEARBRIDGE             LMPVET CLEARBRIDGE              LMPVIT WESTERN ASSET
                                     VARIABLE LARGE CAP VALUE       VARIABLE SMALL CAP GROWTH     VARIABLE GLOBAL HIGH YIELD BOND
                                            SUBACCOUNT                     SUBACCOUNT                       SUBACCOUNT
                                   -----------------------------  -----------------------------  ---------------------------------
                                        2016           2015            2016           2015             2016            2015
                                   --------------  -------------  -------------  --------------   --------------  --------------

Units beginning of year..........         751,005      1,237,156        694,679       1,347,622          690,313         860,674
Units issued and transferred
   from other funding options....          71,508         56,144         50,778         153,464           48,281          60,678
Units redeemed and transferred to
   other funding options.........       (287,547)      (542,295)      (311,013)       (806,407)        (189,083)       (231,039)
                                   --------------  -------------  -------------  --------------   --------------  --------------
Units end of year................         534,966        751,005        434,444         694,679          549,511         690,313
                                   ==============  =============  =============  ==============   ==============  ==============

                                         MIST AMERICAN FUNDS             MIST AMERICAN FUNDS             MIST AMERICAN FUNDS
                                         BALANCED ALLOCATION              GROWTH ALLOCATION              MODERATE ALLOCATION
                                             SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2016            2015            2016            2015            2016            2015
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,856,192       2,236,967       4,024,702       4,116,931       1,709,461       3,542,229
Units issued and transferred
   from other funding options....         289,969         340,730         469,692         703,046         580,956         781,629
Units redeemed and transferred to
   other funding options.........       (759,110)       (721,505)       (709,638)       (795,275)       (386,320)     (2,614,397)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,387,051       1,856,192       3,784,756       4,024,702       1,904,097       1,709,461
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                                                           MIST CLARION                 MIST CLEARBRIDGE
                                      MIST BLACKROCK HIGH YIELD         GLOBAL REAL ESTATE              AGGRESSIVE GROWTH
                                             SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  -----------------------------  -----------------------------
                                        2016            2015           2016            2015            2016           2015
                                   --------------  --------------  -------------  --------------  --------------  -------------

Units beginning of year..........         763,327       1,324,631      2,654,864       4,084,326       5,788,460      7,397,169
Units issued and transferred
   from other funding options....          94,020         124,127        361,651         408,355         461,276        452,497
Units redeemed and transferred to
   other funding options.........       (209,985)       (685,431)    (1,242,372)     (1,837,817)     (1,253,401)    (2,061,206)
                                   --------------  --------------  -------------  --------------  --------------  -------------
Units end of year................         647,362         763,327      1,774,143       2,654,864       4,996,335      5,788,460
                                   ==============  ==============  =============  ==============  ==============  =============


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                         MIST HARRIS OAKMARK
                                            INTERNATIONAL              MIST INVESCO COMSTOCK        MIST INVESCO MID CAP VALUE
                                             SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   ------------------------------  -----------------------------  ------------------------------
                                        2016            2015            2016           2015            2016            2015
                                   --------------  --------------  -------------  --------------  --------------  --------------

Units beginning of year..........       2,359,652       3,107,507        429,815         585,466         902,951       1,568,292
Units issued and transferred
   from other funding options....         194,356         289,384         51,398          34,340          82,398         208,098
Units redeemed and transferred to
   other funding options.........       (777,926)     (1,037,239)      (110,048)       (189,991)       (343,141)       (873,439)
                                   --------------  --------------  -------------  --------------  --------------  --------------
Units end of year................       1,776,082       2,359,652        371,165         429,815         642,208         902,951
                                   ==============  ==============  =============  ==============  ==============  ==============


                                          MIST INVESCO                  MIST JPMORGAN               MIST MET/ABERDEEN
                                        SMALL CAP GROWTH               SMALL CAP VALUE           EMERGING MARKETS EQUITY
                                           SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
                                   ----------------------------  ----------------------------  ----------------------------
                                       2016           2015           2016           2015           2016           2015
                                   -------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........        548,961        679,702        322,306        454,477        755,372        817,438
Units issued and transferred
   from other funding options....         33,916        104,314        101,548         55,435        196,440        294,463
Units redeemed and transferred to
   other funding options.........      (177,293)      (235,055)      (154,172)      (187,606)      (392,745)      (356,529)
                                   -------------  -------------  -------------  -------------  -------------  -------------
Units end of year................        405,584        548,961        269,682        322,306        559,067        755,372
                                   =============  =============  =============  =============  =============  =============

                                        MIST MET/WELLINGTON              MIST METLIFE                   MIST METLIFE
                                        LARGE CAP RESEARCH           ASSET ALLOCATION 100              SMALL CAP VALUE
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   ----------------------------  -----------------------------  -----------------------------
                                       2016            2015           2016           2015            2016           2015
                                   -------------  -------------  -------------  --------------  --------------  -------------

Units beginning of year..........        717,319        920,338      2,965,561       3,949,029       2,239,704      3,199,847
Units issued and transferred
   from other funding options....         48,200         80,520        318,944         424,416         176,425        243,305
Units redeemed and transferred to
   other funding options.........      (138,565)      (283,539)      (684,462)     (1,407,884)       (966,921)    (1,203,448)
                                   -------------  -------------  -------------  --------------  --------------  -------------
Units end of year................        626,954        717,319      2,600,043       2,965,561       1,449,208      2,239,704
                                   =============  =============  =============  ==============  ==============  =============


                                             MIST MFS                   MIST OPPENHEIMER                  MIST PIMCO
                                      RESEARCH INTERNATIONAL              GLOBAL EQUITY            INFLATION PROTECTED BOND
                                            SUBACCOUNT                     SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2016           2015            2016           2015           2016            2015
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........        267,946         243,782      11,552,085     14,855,801      1,095,415      2,293,990
Units issued and transferred
   from other funding options....         83,186         122,279         986,462      1,183,396        310,914        334,807
Units redeemed and transferred to
   other funding options.........      (154,487)        (98,115)     (3,631,252)    (4,487,112)      (565,624)    (1,533,382)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................        196,645         267,946       8,907,295     11,552,085        840,705      1,095,415
                                   =============  ==============  ==============  =============  =============  =============

                                                                       MIST T. ROWE PRICE               MSF BARCLAYS
                                      MIST PIMCO TOTAL RETURN            LARGE CAP VALUE            AGGREGATE BOND INDEX
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                        2016           2015            2016           2015           2016           2015
                                   --------------  -------------  --------------  -------------  -------------  -------------

Units beginning of year..........       3,909,510      5,341,215       9,226,186     12,436,787         13,950         16,382
Units issued and transferred
   from other funding options....         410,613        614,487         692,966      1,034,340            449             30
Units redeemed and transferred to
   other funding options.........     (1,697,214)    (2,046,192)     (2,422,496)    (4,244,941)        (8,764)        (2,462)
                                   --------------  -------------  --------------  -------------  -------------  -------------
Units end of year................       2,622,909      3,909,510       7,496,656      9,226,186          5,635         13,950
                                   ==============  =============  ==============  =============  =============  =============


                                                                           MSF BLACKROCK                   MSF BLACKROCK
                                     MSF BLACKROCK BOND INCOME         CAPITAL APPRECIATION               LARGE CAP VALUE
                                            SUBACCOUNT                      SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  ------------------------------  ------------------------------
                                        2016           2015            2016            2015            2016            2015
                                   -------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........      1,498,715       2,611,703       4,117,454       5,490,962         358,472         395,023
Units issued and transferred
   from other funding options....        330,845         202,612         282,554         366,824          72,877          55,051
Units redeemed and transferred to
   other funding options.........      (470,207)     (1,315,600)       (679,266)     (1,740,332)       (190,157)        (91,602)
                                   -------------  --------------  --------------  --------------  --------------  --------------
Units end of year................      1,359,353       1,498,715       3,720,742       4,117,454         241,192         358,472
                                   =============  ==============  ==============  ==============  ==============  ==============

                                           MSF BLACKROCK                  MSF FRONTIER
                                       ULTRA-SHORT TERM BOND             MID CAP GROWTH              MSF JENNISON GROWTH
                                            SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   -----------------------------  -----------------------------  ----------------------------
                                       2016            2015            2016           2015           2016            2015
                                   -------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........     12,765,470      14,102,094       4,748,325      6,161,883      1,526,972      1,355,510
Units issued and transferred
   from other funding options....      5,060,672       8,062,902         316,517        384,052        181,799        392,361
Units redeemed and transferred to
   other funding options.........    (6,816,785)     (9,399,526)     (1,008,571)    (1,797,610)      (431,518)      (220,899)
                                   -------------  --------------  --------------  -------------  -------------  -------------
Units end of year................     11,009,357      12,765,470       4,056,271      4,748,325      1,277,253      1,526,972
                                   =============  ==============  ==============  =============  =============  =============


                                        MSF MET/WELLINGTON             MSF MET/WELLINGTON                  MSF METLIFE
                                             BALANCED               CORE EQUITY OPPORTUNITIES          ASSET ALLOCATION 20
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2016           2015            2016           2015            2016            2015
                                   --------------  -------------  -------------  --------------  --------------  --------------

Units beginning of year..........       1,066,950      1,589,963      1,675,558       2,279,208       2,275,719       3,084,359
Units issued and transferred
   from other funding options....         261,225        286,759        321,485         128,889         216,280         285,283
Units redeemed and transferred to
   other funding options.........       (477,676)      (809,772)      (491,061)       (732,539)       (686,364)     (1,093,923)
                                   --------------  -------------  -------------  --------------  --------------  --------------
Units end of year................         850,499      1,066,950      1,505,982       1,675,558       1,805,635       2,275,719
                                   ==============  =============  =============  ==============  ==============  ==============


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2016 AND 2015:


                                            MSF METLIFE                    MSF METLIFE                     MSF METLIFE
                                        ASSET ALLOCATION 40            ASSET ALLOCATION 60             ASSET ALLOCATION 80
                                            SUBACCOUNT                     SUBACCOUNT                      SUBACCOUNT
                                   -----------------------------  -----------------------------  ------------------------------
                                        2016            2015           2016           2015            2016            2015
                                   --------------  -------------  --------------  -------------  --------------  --------------

Units beginning of year..........       2,793,075      3,335,347      16,518,457     19,358,259      13,589,820      17,432,135
Units issued and transferred
   from other funding options....         668,734        674,660       1,887,807      2,095,882       1,508,420       1,710,454
Units redeemed and transferred to
   other funding options.........     (1,528,770)    (1,216,932)     (4,431,341)    (4,935,684)     (2,908,035)     (5,552,769)
                                   --------------  -------------  --------------  -------------  --------------  --------------
Units end of year................       1,933,039      2,793,075      13,974,923     16,518,457      12,190,205      13,589,820
                                   ==============  =============  ==============  =============  ==============  ==============



                                       MSF METLIFE STOCK INDEX          MSF MFS TOTAL RETURN               MSF MFS VALUE
                                             SUBACCOUNT                      SUBACCOUNT                     SUBACCOUNT
                                   ------------------------------  ------------------------------  -----------------------------
                                        2016            2015            2016            2015           2016            2015
                                   --------------  --------------  --------------  --------------  -------------  --------------

Units beginning of year..........       9,152,121      11,102,322       4,877,849       7,016,620      4,037,169       5,751,488
Units issued and transferred
   from other funding options....       1,319,165       1,012,878         440,430         516,541        344,230         371,971
Units redeemed and transferred to
   other funding options.........     (2,287,544)     (2,963,079)     (1,533,489)     (2,655,312)    (1,248,380)     (2,086,290)
                                   --------------  --------------  --------------  --------------  -------------  --------------
Units end of year................       8,183,742       9,152,121       3,784,790       4,877,849      3,133,019       4,037,169
                                   ==============  ==============  ==============  ==============  =============  ==============


                                                                         MSF NEUBERGER
                                        MSF MSCI EAFE INDEX             BERMAN GENESIS             MSF RUSSELL 2000 INDEX
                                            SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
                                   -----------------------------  ----------------------------  ----------------------------
                                        2016           2015           2016            2015          2016            2015
                                   --------------  -------------  -------------  -------------  -------------  -------------

Units beginning of year..........          31,611         32,494        400,690        681,704         22,081         28,751
Units issued and transferred
   from other funding options....              --            190         25,760         33,197          1,289              8
Units redeemed and transferred to
   other funding options.........        (12,766)        (1,073)      (125,750)      (314,211)        (2,578)        (6,678)
                                   --------------  -------------  -------------  -------------  -------------  -------------
Units end of year................          18,845         31,611        300,700        400,690         20,792         22,081
                                   ==============  =============  =============  =============  =============  =============


                                                                                                       MSF WESTERN ASSET
                                          MSF T. ROWE PRICE              MSF T. ROWE PRICE           MANAGEMENT STRATEGIC
                                          LARGE CAP GROWTH               SMALL CAP GROWTH             BOND OPPORTUNITIES
                                             SUBACCOUNT                     SUBACCOUNT                    SUBACCOUNT
                                   ------------------------------  -----------------------------  ----------------------------
                                        2016            2015            2016           2015           2016           2015
                                   --------------  --------------  --------------  -------------  -------------  -------------

Units beginning of year..........       2,439,318       3,036,453       4,554,885      5,588,284          3,687          4,003
Units issued and transferred
   from other funding options....         211,604         642,668         411,471        566,913      2,308,466              5
Units redeemed and transferred to
   other funding options.........       (739,368)     (1,239,803)     (1,038,055)    (1,600,312)      (486,386)          (321)
                                   --------------  --------------  --------------  -------------  -------------  -------------
Units end of year................       1,911,554       2,439,318       3,928,301      4,554,885      1,825,767          3,687
                                   ==============  ==============  ==============  =============  =============  =============

                                             MSF WESTERN ASSET              TAP 1919 VARIABLE
                                        MANAGEMENT U.S. GOVERNMENT    SOCIALLY RESPONSIVE BALANCED
                                                SUBACCOUNT                     SUBACCOUNT
                                       -----------------------------  -----------------------------
                                           2016            2015            2016           2015
                                       -------------  --------------  -------------  --------------

Units beginning of year..............      3,286,679       4,030,493      1,947,009       2,186,274
Units issued and transferred
   from other funding options........        396,089         866,580         47,814          64,916
Units redeemed and transferred to
   other funding options.............    (1,185,832)     (1,610,394)      (137,150)       (304,181)
                                       -------------  --------------  -------------  --------------
Units end of year....................      2,496,936       3,286,679      1,857,673       1,947,009
                                       =============  ==============  =============  ==============


     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Subaccounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying fund or portfolio, for the respective stated periods in the five years ended December 31, 2016:

                                                       AS OF DECEMBER 31
                                            --------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            -----------  ------------  -----------
  American Funds Global Growth        2016    2,282,665  2.26 - 2.65     5,382,080
     Subaccount                       2015    3,132,892  2.28 - 2.64     7,445,724
                                      2014    4,328,271  2.17 - 2.48     9,718,666
                                      2013    6,749,854  2.15 - 2.43    15,084,010
                                      2012    8,874,333  1.69 - 1.90    15,550,473

  American Funds Growth Subaccount    2016    4,748,763  2.25 - 2.64    11,352,676
                                      2015    5,766,709  2.09 - 2.42    12,721,243
                                      2014    7,717,143  1.99 - 2.27    16,071,673
                                      2013   10,563,113  1.86 - 2.10    20,502,637
                                      2012   13,512,971  1.45 - 1.63    20,359,758

  American Funds Growth-Income        2016    3,429,073  2.02 - 2.40     7,212,387
     Subaccount                       2015    4,290,448  1.84 - 2.15     8,222,692
                                      2014    5,254,400  1.84 - 2.12    10,020,582
                                      2013    7,068,276  1.69 - 1.92    12,351,212
                                      2012    9,066,527  1.28 - 1.44    12,102,657

  Fidelity VIP Contrafund Subaccount  2016    2,428,490  2.46 - 3.52     6,313,517
                                      2015    3,489,630  2.32 - 3.27     8,482,599
                                      2014    4,784,355  2.34 - 3.27    11,701,065
                                      2013    6,429,737  2.13 - 2.94    14,323,350
                                      2012    8,279,552  1.65 - 2.25    14,268,956

  Fidelity VIP Mid Cap Subaccount     2016    2,697,086  3.42 - 4.16     9,737,513
                                      2015    3,250,677  3.10 - 3.73    10,596,474
                                      2014    4,311,456  3.20 - 4.08    14,460,534
                                      2013    6,471,825  3.07 - 3.86    20,898,868
                                      2012    8,711,900  2.29 - 2.85    21,045,355

  FTVIPT Franklin Small-Mid           2016      478,628  1.71 - 2.08       866,632
     Cap Growth VIP Subaccount        2015      619,129  1.67 - 1.91     1,084,157
                                      2014      784,198  1.74 - 2.01     1,423,316
                                      2013    1,086,743  1.64 - 1.93     1,856,605
                                      2012    2,600,435  1.21 - 1.40     3,414,377

  FTVIPT Templeton Developing         2016      614,688  2.44 - 2.90     1,571,987
     Markets VIP Subaccount           2015      939,956  2.11 - 2.48     2,075,125
                                      2014    1,269,343  2.67 - 3.09     3,527,960
                                      2013    1,721,491  2.96 - 3.38     5,291,829
                                      2012    2,587,872  3.03 - 3.42     8,146,735

  FTVIPT Templeton Foreign VIP        2016    1,083,041  1.52 - 1.76     1,732,084
     Subaccount                       2015    1,360,427  1.44 - 1.67     2,053,777
                                      2014    1,863,055  1.57 - 1.79     3,033,417
                                      2013    2,385,794  1.79 - 2.02     4,440,575
                                      2012    3,378,588  1.48 - 1.64     5,165,614

                                                       FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  American Funds Global Growth        2016      0.84         0.25 - 1.50         (0.88) - 0.37
     Subaccount                       2015      0.94         0.25 - 1.50           5.34 - 6.67
                                      2014      1.02         0.25 - 1.50           0.79 - 2.06
                                      2013      1.17         0.25 - 1.50         27.26 - 28.85
                                      2012      0.74         0.15 - 1.50         20.73 - 22.38

  American Funds Growth Subaccount    2016      0.75         0.25 - 1.50           7.86 - 9.21
                                      2015      0.55         0.25 - 1.50           5.27 - 6.59
                                      2014      0.68         0.25 - 1.50           6.89 - 8.24
                                      2013      0.90         0.25 - 1.50         28.17 - 29.78
                                      2012      0.67         0.15 - 1.50         16.13 - 17.71

  American Funds Growth-Income        2016      1.40         0.15 - 1.50          9.86 - 11.35
     Subaccount                       2015      1.25         0.15 - 1.50         (0.06) - 1.30
                                      2014      1.18         0.15 - 1.50          8.99 - 10.47
                                      2013      1.31         0.15 - 1.50         31.51 - 33.30
                                      2012      1.41         0.15 - 1.50         15.72 - 17.31

  Fidelity VIP Contrafund Subaccount  2016      0.53         0.25 - 1.50           6.13 - 7.46
                                      2015      0.71         0.25 - 1.50         (1.08) - 0.16
                                      2014      0.63         0.25 - 1.50          9.99 - 11.38
                                      2013      0.78         0.25 - 1.50         29.00 - 30.63
                                      2012      0.89         0.25 - 1.50         14.40 - 15.85

  Fidelity VIP Mid Cap Subaccount     2016      0.29         0.25 - 1.50         10.26 - 11.64
                                      2015      0.22         0.25 - 1.50       (3.09) - (1.87)
                                      2014      0.02         0.25 - 1.50           4.45 - 5.77
                                      2013      0.26         0.25 - 1.50         33.85 - 35.53
                                      2012      0.31         0.25 - 1.50         12.85 - 14.28

  FTVIPT Franklin Small-Mid           2016        --         0.25 - 1.50           2.62 - 3.91
     Cap Growth VIP Subaccount        2015        --         0.60 - 1.50       (4.11) - (3.24)
                                      2014        --         0.45 - 1.50           5.87 - 6.99
                                      2013        --         0.25 - 1.50         36.10 - 37.81
                                      2012        --         0.25 - 1.50          9.19 - 10.57

  FTVIPT Templeton Developing         2016      0.85         0.25 - 1.50         15.69 - 17.15
     Markets VIP Subaccount           2015      2.11         0.25 - 1.50     (20.80) - (19.80)
                                      2014      1.51         0.25 - 1.50       (9.76) - (8.62)
                                      2013      1.91         0.25 - 1.50       (2.40) - (1.17)
                                      2012      1.32         0.25 - 1.50         11.47 - 12.88

  FTVIPT Templeton Foreign VIP        2016      2.03         0.35 - 1.50           5.58 - 6.80
     Subaccount                       2015      3.24         0.25 - 1.50       (7.89) - (6.73)
                                      2014      1.96         0.25 - 1.50     (12.46) - (11.35)
                                      2013      2.28         0.25 - 1.50         21.14 - 22.66
                                      2012      2.92         0.25 - 1.50         16.46 - 17.94

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                           --------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                               UNITS     HIGHEST ($)   ASSETS ($)
                                           -----------  ------------  -----------
  Janus Aspen Enterprise Subaccount  2016    4,773,522  1.17 - 4.02     5,847,945
                                     2015    5,659,374  1.05 - 3.60     6,266,976
                                     2014    7,977,612  1.03 - 3.48     8,635,546
                                     2013    9,019,493  0.93 - 3.11     8,806,166
                                     2012   11,619,065  0.72 - 2.36     8,724,665

  LMPET ClearBridge Small Cap        2016        6,564  2.69 - 2.98        18,119
     Value Subaccount                2015       12,708  2.19 - 2.41        28,510
                                     2014       14,989  2.47 - 2.70        37,653
                                     2013       53,367  2.46 - 2.67       133,545
                                     2012       87,695  1.86 - 2.02       166,432

  LMPIT Western Asset Corporate      2016      917,406  2.11 - 3.03     2,353,752
     Bond Subaccount                 2015    1,173,335  2.06 - 2.82     2,826,163
                                     2014    1,418,432  1.99 - 2.85     3,507,744
                                     2013    1,872,026  1.84 - 2.65     4,321,033
                                     2012    2,375,327  1.85 - 2.66     5,572,790

  LMPVET ClearBridge Variable        2016    1,523,795  2.04 - 2.45     3,229,889
     Aggressive Growth Subaccount    2015    2,259,884  2.05 - 2.43     4,838,979
                                     2014    3,449,027  2.12 - 3.10     7,650,979
                                     2013    4,664,754  1.78 - 2.58     8,764,384
                                     2012    5,970,111  1.22 - 1.76     7,648,793

  LMPVET ClearBridge Variable        2016    2,750,250  2.47 - 3.00     7,100,037
     Appreciation Subaccount         2015    3,046,939  2.27 - 2.75     7,252,760
                                     2014    3,644,248  2.24 - 2.71     8,683,418
                                     2013    4,573,957  2.03 - 2.46     9,976,436
                                     2012    6,051,264  1.56 - 1.90    10,267,645

  LMPVET ClearBridge Variable        2016      779,625  2.17 - 2.55     1,745,480
     Dividend Strategy Subaccount    2015      987,970  1.91 - 2.23     1,963,503
                                     2014    1,158,018  2.03 - 2.41     2,433,150
                                     2013    1,366,316  1.81 - 2.13     2,578,281
                                     2012    1,712,437  1.46 - 1.70     2,587,204

  LMPVET ClearBridge Variable        2016      419,985  3.23 - 3.81     1,437,400
     Large Cap Growth Subaccount     2015      579,068  3.06 - 3.57     1,874,208
                                     2014      735,724  2.14 - 3.35     2,182,938
                                     2013    1,006,816  1.88 - 2.95     2,674,450
                                     2012    1,479,372  1.73 - 2.15     2,873,687

  LMPVET ClearBridge Variable        2016      534,966  2.67 - 3.23     1,458,831
     Large Cap Value Subaccount      2015      751,005  2.40 - 2.87     1,847,238
                                     2014    1,237,156  2.11 - 2.97     3,229,256
                                     2013    1,813,878  1.89 - 2.67     4,337,621
                                     2012    2,570,926  1.43 - 2.03     4,683,572

  LMPVET ClearBridge Variable        2016      434,444  2.38 - 3.65     1,100,269
     Small Cap Growth Subaccount     2015      694,679  2.28 - 3.46     1,678,186
                                     2014    1,347,622  2.42 - 3.68     3,477,803
                                     2013    1,743,563  2.36 - 3.55     4,359,335
                                     2012    1,861,252  1.63 - 2.42     3,222,792

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  Janus Aspen Enterprise Subaccount  2016      0.02         0.25 - 1.50         10.43 - 11.82
                                     2015      0.50         0.25 - 1.50           2.22 - 3.51
                                     2014      0.03         0.25 - 1.50         10.57 - 11.96
                                     2013      0.35         0.25 - 1.50         30.07 - 31.71
                                     2012        --         0.25 - 1.50         15.24 - 16.69

  LMPET ClearBridge Small Cap        2016        --         0.85 - 1.50         22.56 - 23.36
     Value Subaccount                2015      0.01         0.85 - 1.50     (11.10) - (10.52)
                                     2014        --         0.85 - 1.50           0.19 - 0.85
                                     2013        --         0.85 - 1.50         32.26 - 33.12
                                     2012        --         0.80 - 1.50         13.56 - 14.37

  LMPIT Western Asset Corporate      2016      3.84         0.25 - 1.50           6.37 - 7.70
     Bond Subaccount                 2015      4.12         0.25 - 1.50       (2.31) - (1.08)
                                     2014      3.94         0.25 - 1.50           6.53 - 7.87
                                     2013      3.91         0.25 - 1.50       (1.28) - (0.04)
                                     2012      4.10         0.25 - 1.50         12.77 - 14.19

  LMPVET ClearBridge Variable        2016      0.58         0.25 - 1.50         (0.30) - 0.95
     Aggressive Growth Subaccount    2015      0.30         0.25 - 1.50       (3.20) - (1.98)
                                     2014      0.16         0.25 - 1.50         18.60 - 20.09
                                     2013      0.25         0.25 - 1.50         45.58 - 47.41
                                     2012      0.21         0.25 - 1.50         16.95 - 18.43

  LMPVET ClearBridge Variable        2016      1.26         0.25 - 1.50           8.13 - 9.49
     Appreciation Subaccount         2015      1.13         0.25 - 1.50           0.09 - 1.35
                                     2014      1.09         0.25 - 1.50          9.34 - 10.72
                                     2013      1.14         0.25 - 1.50         28.07 - 29.68
                                     2012      1.19         0.25 - 1.50         14.21 - 15.66

  LMPVET ClearBridge Variable        2016      1.52         0.25 - 1.50         13.28 - 14.70
     Dividend Strategy Subaccount    2015      1.75         0.25 - 1.50       (5.73) - (4.54)
                                     2014      2.13         0.25 - 1.50         11.92 - 13.33
                                     2013      1.60         0.25 - 1.50         24.07 - 25.63
                                     2012      2.08         0.25 - 1.50         12.50 - 13.92

  LMPVET ClearBridge Variable        2016      0.49         0.60 - 1.50           5.79 - 6.75
     Large Cap Growth Subaccount     2015      0.44         0.60 - 1.50           8.16 - 9.13
                                     2014      0.48         0.25 - 1.50         12.29 - 13.71
                                     2013      0.43         0.25 - 1.50         35.80 - 37.51
                                     2012      0.46         0.35 - 1.50         18.55 - 19.92

  LMPVET ClearBridge Variable        2016      1.49         0.35 - 1.50         11.32 - 12.61
     Large Cap Value Subaccount      2015      1.16         0.35 - 1.50       (4.31) - (3.21)
                                     2014      1.44         0.25 - 1.50         10.05 - 11.43
                                     2013      1.53         0.25 - 1.50         30.40 - 32.04
                                     2012      1.62         0.25 - 1.50         14.76 - 16.21

  LMPVET ClearBridge Variable        2016        --         0.35 - 1.50           4.23 - 5.43
     Small Cap Growth Subaccount     2015        --         0.35 - 1.50       (5.80) - (4.71)
                                     2014        --         0.25 - 1.50           2.53 - 3.82
                                     2013      0.04         0.25 - 1.50         44.86 - 46.68
                                     2012      0.28         0.25 - 1.50         17.64 - 19.13

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                            --------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO        NET
                                                UNITS     HIGHEST ($)   ASSETS ($)
                                            -----------  ------------  -----------
  LMPVIT Western Asset Variable       2016      549,511  2.41 - 2.92     1,387,791
     Global High Yield Bond           2015      690,313  2.11 - 2.54     1,526,598
     Subaccount                       2014      860,674  2.28 - 2.71     2,055,879
                                      2013    1,269,004  2.34 - 2.75     3,139,896
                                      2012    2,865,892  2.24 - 2.60     6,832,079

  MIST American Funds Balanced        2016    1,387,051  1.35 - 1.50     1,905,216
     Allocation Subaccount            2015    1,856,192  1.27 - 1.40     2,394,796
                                      2014    2,236,967  1.30 - 1.41     2,946,891
                                      2013    2,981,922  1.24 - 1.33     3,775,611
                                      2012    2,988,764  1.06 - 1.13     3,227,823

  MIST American Funds Growth          2016    3,784,756  1.37 - 1.52     5,394,491
     Allocation Subaccount            2015    4,024,702  1.27 - 1.40     5,313,984
                                      2014    4,116,931  1.30 - 1.42     5,519,417
                                      2013    4,230,595  1.24 - 1.33     5,375,057
                                      2012    4,218,325  1.01 - 1.07     4,339,166

  MIST American Funds Moderate        2016    1,904,097  1.31 - 1.46     2,579,071
     Allocation Subaccount            2015    1,709,461  1.25 - 1.37     2,191,347
                                      2014    3,542,229  1.27 - 1.38     4,706,332
                                      2013    2,258,341  1.22 - 1.31     2,815,960
                                      2012    2,058,963  1.09 - 1.16     2,278,420

  MIST BlackRock High Yield           2016      647,362  2.41 - 3.50     1,945,135
     Subaccount                       2015      763,327  2.51 - 3.07     2,031,907
                                      2014    1,324,631  2.24 - 3.20     3,702,123
                                      2013    1,919,169  2.19 - 3.11     5,269,655
                                      2012    2,585,200  2.02 - 2.84     6,543,823

  MIST Clarion Global Real Estate     2016    1,774,143  1.16 - 1.32     2,124,531
     Subaccount                       2015    2,654,864  1.16 - 1.30     3,186,828
                                      2014    4,084,326  1.20 - 1.33     5,029,560
                                      2013    5,297,013  1.07 - 1.18     5,817,301
                                      2012    6,529,669  1.04 - 1.14     7,001,106

  MIST ClearBridge Aggressive Growth  2016    4,996,335  2.25 - 5.14    21,646,514
     Subaccount                       2015    5,788,460  2.19 - 5.01    24,656,909
                                      2014    7,397,169  2.28 - 5.23    33,195,725
                                      2013    1,036,051  1.28 - 1.46     1,384,760
                                      2012      692,017  0.89 - 1.01       643,438

  MIST Harris Oakmark International   2016    1,776,082  2.15 - 2.80     4,019,177
     Subaccount                       2015    2,359,652  2.00 - 2.59     4,991,505
                                      2014    3,107,507  2.09 - 2.72     6,979,343
                                      2013    4,029,737  2.22 - 2.89     9,747,626
                                      2012    6,872,512  1.70 - 2.22    12,591,253

  MIST Invesco Comstock Subaccount    2016      371,165  2.55 - 3.02       982,145
                                      2015      429,815  2.21 - 2.58       982,083
                                      2014      585,466  2.38 - 2.76     1,442,269
                                      2013      648,309  2.21 - 2.53     1,482,942
                                      2012      958,174  1.66 - 1.87     1,634,482

                                                      FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                               INCOME          LOWEST TO         LOWEST TO
                                              RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                            -------------  ----------------  ----------------
  LMPVIT Western Asset Variable       2016      6.00         0.25 - 1.50        13.88 - 15.32
     Global High Yield Bond           2015      5.80         0.25 - 1.50      (7.24) - (6.07)
     Subaccount                       2014      5.67         0.25 - 1.50      (2.62) - (1.40)
                                      2013      4.81         0.25 - 1.50          4.69 - 6.00
                                      2012      6.27         0.25 - 1.50        16.56 - 18.03

  MIST American Funds Balanced        2016      1.81         0.25 - 1.50          6.20 - 7.54
     Allocation Subaccount            2015      1.47         0.25 - 1.50      (2.18) - (0.95)
                                      2014      1.28         0.25 - 1.50          4.47 - 5.78
                                      2013      1.31         0.25 - 1.50        16.77 - 18.24
                                      2012      1.74         0.25 - 1.50        11.83 - 13.24

  MIST American Funds Growth          2016      1.28         0.25 - 1.50          7.34 - 8.69
     Allocation Subaccount            2015      1.30         0.25 - 1.50      (2.23) - (1.00)
                                      2014      1.01         0.25 - 1.50          4.80 - 6.12
                                      2013      1.03         0.25 - 1.50        23.25 - 24.80
                                      2012      1.15         0.25 - 1.50        14.42 - 15.87

  MIST American Funds Moderate        2016      1.91         0.25 - 1.50          5.42 - 6.75
     Allocation Subaccount            2015      1.93         0.25 - 1.50      (2.20) - (0.97)
                                      2014      1.02         0.25 - 1.50          4.51 - 5.83
                                      2013      1.57         0.25 - 1.50        11.83 - 13.24
                                      2012      1.98         0.25 - 1.50         9.18 - 10.56

  MIST BlackRock High Yield           2016      6.89         0.14 - 1.39        12.69 - 14.10
     Subaccount                       2015      8.11         0.14 - 1.39      (5.07) - (3.87)
                                      2014      6.45         0.14 - 1.39          1.98 - 3.27
                                      2013      6.81         0.14 - 1.39          8.25 - 9.61
                                      2012      7.88         0.14 - 1.39        15.18 - 16.63

  MIST Clarion Global Real Estate     2016      2.39         0.25 - 1.50        (0.35) - 0.90
     Subaccount                       2015      3.99         0.35 - 1.50      (2.70) - (1.57)
                                      2014      1.91         0.25 - 1.50        11.98 - 13.39
                                      2013      7.22         0.25 - 1.50          2.22 - 3.50
                                      2012      2.51         0.25 - 1.50        24.41 - 25.98

  MIST ClearBridge Aggressive Growth  2016      0.66         0.25 - 1.50          1.45 - 2.73
     Subaccount                       2015      0.42         0.25 - 1.50      (5.24) - (4.05)
                                      2014      0.01         0.25 - 1.50        12.60 - 13.55
                                      2013      0.20         0.45 - 1.50        43.60 - 45.11
                                      2012      0.02         0.45 - 1.50        16.87 - 18.11

  MIST Harris Oakmark International   2016      2.38         0.25 - 1.50          6.81 - 8.16
     Subaccount                       2015      3.30         0.25 - 1.50      (5.74) - (4.55)
                                      2014      2.72         0.25 - 1.50      (6.93) - (5.76)
                                      2013      2.68         0.25 - 1.50        28.86 - 30.48
                                      2012      2.10         0.25 - 1.50        27.54 - 29.15

  MIST Invesco Comstock Subaccount    2016      2.49         0.25 - 1.50        15.55 - 17.00
                                      2015      2.81         0.25 - 1.50      (7.37) - (6.21)
                                      2014      0.98         0.25 - 1.50          7.68 - 9.04
                                      2013      1.11         0.25 - 1.50        33.38 - 35.05
                                      2012      1.46         0.25 - 1.50        16.75 - 18.22

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                           --------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO        NET
                                               UNITS     HIGHEST ($)   ASSETS ($)
                                           -----------  ------------  -----------
  MIST Invesco Mid Cap Value         2016      642,208  1.91 - 2.24     1,284,365
     Subaccount                      2015      902,951  1.68 - 1.94     1,583,667
                                     2014    1,568,292  1.87 - 2.14     3,041,669
                                     2013    2,064,679  1.73 - 1.96     3,723,478
                                     2012    2,403,305  1.35 - 1.50     3,366,121

  MIST Invesco Small Cap Growth      2016      405,584  2.27 - 2.61       966,014
     Subaccount                      2015      548,961  2.06 - 2.32     1,180,103
                                     2014      679,702  2.12 - 2.36     1,500,040
                                     2013      947,522  1.99 - 2.21     1,950,041
                                     2012    1,237,704  1.44 - 1.57     1,837,799

  MIST JPMorgan Small Cap Value      2016      269,682  2.13 - 2.40       592,084
     Subaccount                      2015      322,306  1.66 - 1.84       545,633
                                     2014      454,477  1.81 - 2.03       841,084
                                     2013      819,071  1.76 - 1.95     1,498,248
                                     2012      979,835  1.34 - 1.47     1,363,428

  MIST Met/Aberdeen Emerging         2016      559,067  0.97 - 1.11       556,506
     Markets Equity Subaccount       2015      755,372  0.88 - 0.99       682,093
                                     2014      817,438  1.03 - 1.15       867,100
                                     2013    1,241,435  1.12 - 1.23     1,431,820
                                     2012    1,556,497  1.19 - 1.30     1,908,822

  MIST Met/Wellington Large          2016      626,954  1.68 - 2.59     1,107,365
     Cap Research Subaccount         2015      717,319  1.57 - 2.40     1,193,645
                                     2014      920,338  1.53 - 2.31     1,493,552
                                     2013    1,259,070  1.37 - 2.04     1,818,577
                                     2012    1,673,911  1.03 - 1.52     1,828,375

  MIST MetLife Asset Allocation 100  2016    2,600,043  1.36 - 1.55     3,642,951
     Subaccount                      2015    2,965,561  1.04 - 1.43     3,860,702
                                     2014    3,949,029  1.10 - 1.46     5,308,960
                                     2013    4,909,555  1.27 - 1.39     6,379,286
                                     2012    6,609,115  0.99 - 1.08     6,763,432

  MIST MetLife Small Cap Value       2016    1,449,208  2.83 - 3.36     4,269,292
     Subaccount                      2015    2,239,704  2.19 - 2.57     5,085,307
                                     2014    3,199,847  2.35 - 2.72     7,763,831
                                     2013    4,617,076  2.35 - 2.68    11,226,496
                                     2012    6,644,961  1.80 - 2.05    12,496,427

  MIST MFS Research International    2016      196,645  1.48 - 1.80       300,565
     Subaccount                      2015      267,946  1.51 - 1.82       422,498
                                     2014      243,782  1.56 - 1.81       396,098
                                     2013      250,647  1.71 - 2.01       444,463
                                     2012      298,552  1.45 - 1.69       449,461

  MIST Oppenheimer Global Equity     2016    8,907,295  1.19 - 2.63    10,665,394
     Subaccount                      2015   11,552,085  1.20 - 2.66    13,966,324
                                     2014   14,855,801  1.17 - 1.20    17,481,464
                                     2013   18,329,719  1.16 - 3.07    21,359,400
                                     2012      493,194  1.98 - 2.42     1,042,077

                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  MIST Invesco Mid Cap Value         2016      0.67         0.25 - 1.50         13.78 - 15.22
     Subaccount                      2015      0.46         0.25 - 1.50      (10.34) - (9.21)
                                     2014      0.51         0.25 - 1.50           8.01 - 9.37
                                     2013      0.78         0.25 - 1.50         28.37 - 29.98
                                     2012      0.47         0.25 - 1.50         12.98 - 14.41

  MIST Invesco Small Cap Growth      2016        --         0.25 - 1.50         10.06 - 11.44
     Subaccount                      2015      0.15         0.35 - 1.50       (2.89) - (1.77)
                                     2014        --         0.35 - 1.50           6.57 - 7.80
                                     2013      0.43         0.25 - 1.50         38.45 - 40.18
                                     2012        --         0.25 - 1.50         16.74 - 18.21

  MIST JPMorgan Small Cap Value      2016      1.86         0.45 - 1.50         28.91 - 30.27
     Subaccount                      2015      1.43         0.45 - 1.50       (8.63) - (7.67)
                                     2014      1.33         0.25 - 1.50           3.10 - 4.40
                                     2013      0.72         0.25 - 1.50         31.27 - 32.92
                                     2012      0.89         0.25 - 1.50         13.93 - 15.37

  MIST Met/Aberdeen Emerging         2016      1.26         0.25 - 1.50         10.17 - 11.55
     Markets Equity Subaccount       2015      2.20         0.25 - 1.50     (14.95) - (13.87)
                                     2014      1.24         0.25 - 1.50       (7.63) - (6.47)
                                     2013      1.47         0.25 - 1.50       (6.22) - (5.04)
                                     2012      0.94         0.25 - 1.50         17.32 - 18.80

  MIST Met/Wellington Large          2016      2.31         0.35 - 1.50           6.68 - 7.92
     Cap Research Subaccount         2015      0.82         0.25 - 1.50           2.90 - 4.19
                                     2014      0.82         0.25 - 1.50         11.93 - 13.34
                                     2013      1.33         0.25 - 1.50         32.17 - 33.83
                                     2012      1.15         0.25 - 1.50         11.81 - 13.22

  MIST MetLife Asset Allocation 100  2016      2.24         0.25 - 1.50           7.36 - 8.71
     Subaccount                      2015      1.34         0.25 - 1.50       (5.43) - (2.25)
                                     2014      0.74         0.25 - 1.50           1.42 - 4.83
                                     2013      0.75         0.25 - 1.50       (29.30) - 29.18
                                     2012      0.69         0.25 - 1.50         15.00 - 16.45

  MIST MetLife Small Cap Value       2016      1.07         0.25 - 1.50         29.30 - 30.93
     Subaccount                      2015      0.10         0.25 - 1.50       (6.82) - (5.64)
                                     2014      0.04         0.25 - 1.50           0.20 - 1.46
                                     2013      1.01         0.25 - 1.50         30.48 - 32.12
                                     2012        --         0.15 - 1.50         16.22 - 17.81

  MIST MFS Research International    2016      2.16         0.25 - 1.50       (2.35) - (1.12)
     Subaccount                      2015      2.74         0.25 - 1.50       (3.24) - (2.02)
                                     2014      2.08         0.45 - 1.50       (8.33) - (7.37)
                                     2013      3.18         0.25 - 1.50         17.48 - 18.96
                                     2012      1.93         0.25 - 1.50         14.96 - 16.41

  MIST Oppenheimer Global Equity     2016      1.03         0.25 - 1.50         (1.16) - 0.08
     Subaccount                      2015      1.02         0.25 - 1.50           2.47 - 3.76
                                     2014      0.94         0.25 - 1.50           0.72 - 1.98
                                     2013      0.21         0.25 - 1.50         15.57 - 26.80
                                     2012      1.40         0.25 - 1.50         19.36 - 20.87

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                        AS OF DECEMBER 31
                                             --------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO        NET
                                                 UNITS     HIGHEST ($)   ASSETS ($)
                                             -----------  ------------  -----------
  MIST PIMCO Inflation Protected       2016      840,705  1.29 - 1.49     1,130,632
     Bond Subaccount                   2015    1,095,415  1.25 - 1.39     1,414,981
                                       2014    2,293,990  1.30 - 1.47     3,116,387
                                       2013    3,155,975  1.28 - 1.43     4,202,507
                                       2012    7,238,502  1.43 - 1.57    10,722,012

  MIST PIMCO Total Return              2016    2,622,909  1.84 - 2.23     5,047,931
     Subaccount                        2015    3,909,510  1.82 - 2.18     7,407,869
                                       2014    5,341,215  1.84 - 2.19    10,269,718
                                       2013    7,716,961  1.80 - 2.10    14,504,389
                                       2012   14,448,598  1.86 - 2.15    28,554,113

  MIST T. Rowe Price Large Cap         2016    7,496,656  1.41 - 2.10    12,209,087
     Value Subaccount                  2015    9,226,186  1.23 - 1.81    13,163,926
                                       2014   12,436,787  1.30 - 1.88    18,615,644
                                       2013   12,857,685  1.34 - 1.48    17,670,185
                                       2012   17,798,151  1.02 - 1.11    18,654,918

  MSF Barclays Aggregate Bond Index    2016        5,635  1.67 - 1.86        10,129
     Subaccount                        2015       13,950  1.66 - 1.83        24,186
                                       2014       16,382  1.68 - 1.84        28,768
                                       2013       16,924  1.61 - 1.75        28,404
                                       2012       53,480  1.67 - 1.82        92,444

  MSF BlackRock Bond Income            2016    1,359,353  1.86 - 2.28     2,702,094
     Subaccount                        2015    1,498,715  1.83 - 2.22     2,921,615
                                       2014    2,611,703  1.84 - 2.22     5,146,554
                                       2013    3,055,657  1.72 - 2.08     5,684,763
                                       2012    4,787,920  1.74 - 2.11     8,986,932

  MSF BlackRock Capital Appreciation   2016    3,720,742  1.54 - 2.72     8,726,023
     Subaccount                        2015    4,117,454  1.55 - 2.73     9,759,581
                                       2014    5,490,962  1.46 - 2.58    12,385,220
                                       2013    7,042,640  1.34 - 2.38    14,799,310
                                       2012   11,250,464  1.00 - 1.78    16,719,849

  MSF BlackRock Large Cap Value        2016      241,192  1.86 - 2.24       470,242
     Subaccount                        2015      358,472  1.60 - 1.90       599,936
                                       2014      395,023  1.73 - 2.03       714,290
                                       2013      615,027  1.60 - 1.81     1,021,282
                                       2012      602,437  1.24 - 1.38       772,797

  MSF BlackRock Ultra-Short Term Bond  2016   11,009,357  1.07 - 1.30    12,760,659
     Subaccount                        2015   12,765,470  1.08 - 1.30    14,857,345
                                       2014   14,102,094  1.10 - 1.31    16,372,449
                                       2013   25,249,335  1.12 - 1.31    30,084,511
                                       2012   37,556,028  1.13 - 1.32    44,934,381

  MSF Frontier Mid Cap Growth          2016    4,056,271  1.02 - 1.24     4,270,028
     Subaccount                        2015    4,748,325  0.98 - 1.18     4,813,324
                                       2014    6,161,883  0.97 - 1.15     6,181,141
                                       2013    7,777,376  0.89 - 1.04     7,176,129
                                       2012   11,479,562  0.68 - 0.78     8,238,027

                                                       FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------------------------
                                             INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                INCOME          LOWEST TO         LOWEST TO
                                               RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                             -------------  ----------------  ----------------
  MIST PIMCO Inflation Protected       2016        --         0.25 - 1.50          3.60 - 4.90
     Bond Subaccount                   2015      6.26         0.45 - 1.50      (4.36) - (3.35)
                                       2014      1.94         0.25 - 1.50          1.64 - 2.92
                                       2013      3.21         0.25 - 1.50     (10.34) - (9.21)
                                       2012      3.06         0.25 - 1.50          7.69 - 9.05

  MIST PIMCO Total Return              2016      2.61         0.25 - 1.50          1.08 - 2.35
     Subaccount                        2015      5.37         0.25 - 1.50      (1.48) - (0.24)
                                       2014      2.47         0.25 - 1.50          2.64 - 3.93
                                       2013      4.48         0.25 - 1.50      (3.38) - (2.16)
                                       2012      3.44         0.15 - 1.50          7.64 - 9.11

  MIST T. Rowe Price Large Cap         2016      2.89         0.25 - 1.50        14.22 - 15.77
     Value Subaccount                  2015      1.53         0.25 - 1.50      (5.02) - (3.73)
                                       2014      1.17         0.25 - 1.50         9.17 - 13.00
                                       2013      1.53         0.25 - 1.50        31.78 - 33.44
                                       2012      1.63         0.25 - 1.50        16.21 - 17.68

  MSF Barclays Aggregate Bond Index    2016      2.56         0.85 - 1.50          0.83 - 1.48
     Subaccount                        2015      2.88         0.85 - 1.50      (1.24) - (0.59)
                                       2014      3.00         0.85 - 1.50          4.23 - 4.91
                                       2013      3.63         0.85 - 1.50      (3.78) - (3.15)
                                       2012      5.97         0.80 - 1.50          2.35 - 3.07

  MSF BlackRock Bond Income            2016      3.19         0.25 - 1.50          1.59 - 2.86
     Subaccount                        2015      3.66         0.25 - 1.50        (0.90) - 0.34
                                       2014      3.52         0.25 - 1.50          5.49 - 6.82
                                       2013      4.33         0.25 - 1.50      (2.24) - (1.01)
                                       2012      2.89         0.25 - 1.50          5.94 - 7.28

  MSF BlackRock Capital Appreciation   2016        --         0.25 - 1.50      (1.40) - (0.16)
     Subaccount                        2015        --         0.25 - 1.50          4.70 - 6.01
                                       2014      0.07         0.25 - 1.50          7.28 - 8.63
                                       2013      0.84         0.25 - 1.50        32.22 - 33.88
                                       2012      0.36         0.25 - 1.50        12.66 - 14.09

  MSF BlackRock Large Cap Value        2016      1.50         0.25 - 1.50        16.34 - 17.80
     Subaccount                        2015      1.60         0.25 - 1.50      (7.58) - (6.41)
                                       2014      1.14         0.25 - 1.50          8.07 - 9.43
                                       2013      1.10         0.45 - 1.50        29.78 - 31.15
                                       2012      1.43         0.45 - 1.50        12.26 - 13.46

  MSF BlackRock Ultra-Short Term Bond  2016      0.02         0.15 - 1.50        (1.29) - 0.05
     Subaccount                        2015        --         0.15 - 1.50      (1.49) - (0.15)
                                       2014        --         0.15 - 1.50      (1.49) - (0.15)
                                       2013        --         0.15 - 1.50      (1.49) - (0.15)
                                       2012        --         0.15 - 1.50      (1.50) - (0.15)

  MSF Frontier Mid Cap Growth          2016        --         0.25 - 1.50          3.73 - 5.03
     Subaccount                        2015        --         0.25 - 1.50          1.25 - 2.52
                                       2014        --         0.25 - 1.50         9.40 - 10.78
                                       2013      1.19         0.25 - 1.50        30.66 - 32.30
                                       2012        --         0.25 - 1.50         9.22 - 10.60

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------  -------------------------------------------------
                                                         UNIT VALUE                INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                          LOWEST TO       NET         INCOME          LOWEST TO         LOWEST TO
                                              UNITS      HIGHEST ($)  ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -----------  ------------  -----------  -------------  ----------------  ----------------
  MSF Jennison Growth                2016    1,277,253  1.40 - 1.71     1,926,126     0.30          0.25 - 1.50      (1.62) - (0.08)
     Subaccount                      2015    1,526,972  1.42 - 1.71     2,322,197     0.27          0.25 - 1.50         8.89 - 10.51
                                     2014    1,355,510  1.30 - 1.57     1,879,315     0.27          0.25 - 1.50          7.12 - 8.78
                                     2013    1,714,751  1.21 - 2.03     2,192,144     0.42          0.25 - 1.50        34.70 - 36.66
                                     2012    2,105,099  0.90 - 1.49     1,985,243     0.02          0.25 - 1.50       (3.96) - 15.27

  MSF Met/Wellington Balanced        2016      850,499  1.68 - 1.94     1,470,807     2.88          0.25 - 1.50          5.40 - 6.73
     Subaccount                      2015    1,066,950  1.60 - 1.82     1,760,276     1.87          0.25 - 1.50          1.05 - 2.32
                                     2014    1,589,963  1.58 - 1.78     2,583,654     1.85          0.25 - 1.50         8.91 - 10.28
                                     2013      920,497  1.45 - 1.61     1,373,836     2.02          0.25 - 1.50        18.80 - 20.29
                                     2012      726,509  1.22 - 1.34       924,210     2.53          0.25 - 1.50        10.69 - 12.09

  MSF Met/Wellington Core            2016    1,505,982  1.72 - 2.09     2,708,162     1.76          0.25 - 1.50          5.75 - 7.08
     Equity Opportunities            2015    1,675,558  1.63 - 1.96     2,837,028     1.85          0.25 - 1.50          0.87 - 2.14
     Subaccount                      2014    2,279,208  1.62 - 1.92     3,808,781     0.76          0.25 - 1.50         8.99 - 10.36
                                     2013    3,542,902  1.48 - 1.74     5,492,199     1.44          0.25 - 1.50        31.71 - 33.37
                                     2012    4,286,762  1.13 - 1.31     5,042,748     1.01          0.25 - 1.50        11.17 - 12.58

  MSF MetLife Asset Allocation 20    2016    1,805,635  1.37 - 1.57     2,535,180     3.16          0.25 - 1.50          2.97 - 4.27
     Subaccount                      2015    2,275,719  1.33 - 1.45     3,102,756     1.90          0.60 - 1.50      (2.07) - (1.18)
                                     2014    3,084,359  1.36 - 1.52     4,280,099     3.95          0.25 - 1.50          2.92 - 4.21
                                     2013    3,987,660  1.32 - 1.46     5,394,707     2.95          0.25 - 1.50          2.73 - 4.03
                                     2012    6,076,399  1.29 - 1.40     7,991,783     3.49          0.25 - 1.50          7.55 - 8.91

  MSF MetLife Asset Allocation 40    2016    1,933,039  1.41 - 1.57     2,854,698     3.70          0.45 - 1.50          4.51 - 5.61
     Subaccount                      2015    2,793,075  1.35 - 1.49     3,909,030     0.28          0.45 - 1.50      (2.55) - (1.52)
                                     2014    3,335,347  1.38 - 1.54     4,756,107     2.99          0.25 - 1.50          3.36 - 4.66
                                     2013    4,467,610  1.34 - 1.47     6,143,503     2.53          0.25 - 1.50         9.27 - 10.65
                                     2012    5,837,558  1.22 - 1.33     7,360,711     3.16          0.25 - 1.50         9.79 - 11.18

  MSF MetLife Asset Allocation 60    2016   13,974,923  1.41 - 1.62    20,333,319     3.07          0.25 - 1.50          5.51 - 6.84
     Subaccount                      2015   16,518,457  1.34 - 1.51    22,707,494     0.54          0.25 - 1.50      (2.74) - (1.51)
                                     2014   19,358,259  1.38 - 1.54    27,292,009     2.18          0.25 - 1.50          3.49 - 4.79
                                     2013   24,684,941  1.33 - 1.47    33,678,728     1.94          0.25 - 1.50        16.23 - 17.69
                                     2012   26,313,418  1.15 - 1.25    30,877,121     2.42          0.25 - 1.50        11.55 - 12.96

  MSF MetLife Asset Allocation 80    2016   12,190,205  1.40 - 1.59    17,591,094     2.90          0.35 - 1.50          6.53 - 7.76
     Subaccount                      2015   13,589,820  1.32 - 1.47    18,400,385     0.34          0.35 - 1.50      (3.16) - (2.04)
                                     2014   17,432,135  1.36 - 1.52    24,275,174     1.72          0.25 - 1.50          3.66 - 4.96
                                     2013   21,826,937  1.31 - 1.44    29,351,565     1.42          0.25 - 1.50        22.46 - 24.00
                                     2012   22,485,493  1.07 - 1.16    24,659,759     2.00          0.25 - 1.50        13.66 - 15.10

  MSF MetLife Stock Index            2016    8,183,742  1.88 - 2.81    16,118,211     1.99          0.25 - 1.50        10.01 - 11.39
     Subaccount                      2015    9,152,121  1.70 - 2.52    16,314,310     1.76          0.25 - 1.50        (0.34) - 0.91
                                     2014   11,102,322  1.71 - 2.50    19,793,399     1.75          0.25 - 1.50        11.68 - 13.08
                                     2013   13,310,573  1.53 - 2.21    21,316,349     1.91          0.25 - 1.50        30.05 - 31.69
                                     2012   17,051,391  1.18 - 4.50    20,942,427     2.01          0.25 - 1.50        13.93 - 15.47

  MSF MFS Total Return Subaccount    2016    3,784,790  2.27 - 3.80    12,131,414     2.82          0.25 - 1.50          7.35 - 8.70
                                     2015    4,877,849  2.09 - 3.51    14,291,415     2.48          0.25 - 1.50      (1.83) - (0.60)
                                     2014    7,016,620  2.10 - 3.53    21,143,454     2.29          0.25 - 1.50          6.80 - 8.15
                                     2013    9,015,156  1.94 - 3.27    25,626,305     2.44          0.25 - 1.50        16.99 - 18.46
                                     2012   12,486,287  1.64 - 2.77    29,571,797     2.99          0.15 - 1.50         9.70 - 11.19

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------  -------------------------------------------------
                                                         UNIT VALUE                INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                                          LOWEST TO       NET         INCOME          LOWEST TO         LOWEST TO
                                               UNITS     HIGHEST ($)  ASSETS ($)     RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                           -----------  ------------  -----------  -------------  ----------------  ----------------
  MSF MFS Value Subaccount           2016    3,133,019  2.39 - 2.80     7,781,590     2.31           0.25 - 1.50       12.69 - 14.10
                                     2015    4,037,169  2.12 - 2.45     8,883,150     2.88           0.25 - 1.50     (1.64) - (0.40)
                                     2014    5,751,488  2.16 - 2.46    12,872,025     1.74           0.25 - 1.50        9.16 - 10.53
                                     2013    7,511,579  1.98 - 2.23    15,355,608     1.11           0.25 - 1.50       33.71 - 35.39
                                     2012    4,852,120  1.48 - 1.65     7,449,404     2.13           0.25 - 1.50       14.91 - 16.36

  MSF MSCI EAFE Index Subaccount     2016       18,845  1.00 - 1.11        19,303     3.15           0.85 - 1.50       (0.17) - 0.48
                                     2015       31,611  1.00 - 1.10        33,398     3.24           0.85 - 1.50     (2.56) - (1.93)
                                     2014       32,494  1.02 - 1.13        35,069     2.54           0.85 - 1.50     (7.40) - (6.80)
                                     2013       39,022  1.11 - 1.21        45,038     3.26           0.85 - 1.50       20.05 - 20.83
                                     2012       96,468  0.92 - 1.01        93,426     5.46           0.80 - 1.50       16.56 - 17.38

  MSF Neuberger Berman Genesis       2016      300,700  3.31 - 4.68     1,208,642     0.50           0.35 - 1.50       16.92 - 18.27
     Subaccount                      2015      400,690  2.35 - 3.96     1,374,067     0.45           0.25 - 1.50       (0.92) - 0.33
     (Commenced 4/29/2013)           2014      681,704  2.34 - 3.96     2,367,698     0.42           0.25 - 1.50     (1.48) - (0.24)
                                     2013    1,035,597  2.34 - 3.97     3,679,942       --           0.25 - 1.50       24.97 - 26.02

  MSF Russell 2000 Index Subaccount  2016       20,792  2.29 - 2.54        48,155     1.41           0.85 - 1.50       19.48 - 20.26
                                     2015       22,081  1.91 - 2.11        42,812     1.21           0.85 - 1.50     (5.70) - (5.08)
                                     2014       28,751  2.03 - 2.23        59,475     1.07           0.85 - 1.50         3.48 - 4.15
                                     2013       36,794  1.96 - 2.15        74,083     1.65           0.80 - 1.50       36.49 - 37.45
                                     2012       54,976  1.44 - 1.57        81,375     2.08           0.80 - 1.50       14.61 - 15.42

  MSF T. Rowe Price Large Cap        2016    1,911,554  1.93 - 2.21     3,802,570       --           0.25 - 1.50         0.02 - 1.28
     Growth Subaccount               2015    2,439,318  1.93 - 2.18     4,840,088       --           0.25 - 1.50        8.87 - 10.24
                                     2014    3,036,453  1.77 - 1.98     5,520,969       --           0.25 - 1.50         7.21 - 8.55
                                     2013    4,166,585  1.65 - 1.82     7,059,837     0.07           0.25 - 1.50       36.70 - 38.42
                                     2012    4,747,700  1.21 - 1.32     5,890,270       --           0.25 - 1.50       16.90 - 18.38

  MSF T. Rowe Price Small Cap        2016    3,928,301  2.60 - 3.19    10,915,053     0.03           0.25 - 1.50        9.82 - 11.20
     Growth Subaccount               2015    4,554,885  2.37 - 2.87    11,463,322       --           0.25 - 1.50         0.94 - 2.21
                                     2014    5,588,284  2.34 - 2.81    13,873,826       --           0.25 - 1.50         5.06 - 6.38
                                     2013    7,023,332  2.20 - 2.64    16,608,408     0.13           0.25 - 1.50       42.03 - 43.81
                                     2012    8,539,421  1.53 - 1.84    14,137,581       --           0.25 - 1.50       14.17 - 15.62

  MSF Western Asset Management       2016    1,825,767  1.75 - 2.06     3,420,712     2.42           0.25 - 1.50         4.14 - 5.02
     Strategic Bond Opportunities    2015        3,687  1.64 - 1.83         6,168     4.74           0.85 - 1.50     (3.46) - (2.83)
     Subaccount                      2014        4,003  1.69 - 1.89         6,916     8.39           0.85 - 1.50         3.72 - 4.40
                                     2013       19,525  1.63 - 1.81        33,593     5.17           0.85 - 1.50     (0.67) - (0.03)
                                     2012       33,134  1.64 - 1.82        56,740     5.36           0.80 - 1.50        9.63 - 10.40

  MSF Western Asset Management       2016    2,496,936  1.23 - 1.40     3,155,290     2.75           0.30 - 1.35       (0.07) - 0.98
     U.S. Government                 2015    3,286,679  1.23 - 1.39     4,154,241     2.32           0.30 - 1.35       (0.78) - 0.27
     Subaccount                      2014    4,030,493  1.24 - 1.40     5,124,831     1.93           0.20 - 1.35         1.43 - 2.61
                                     2013    5,049,032  1.22 - 1.36     6,325,701     2.29           0.20 - 1.35     (2.07) - (0.94)
                                     2012    7,311,254  1.25 - 1.38     9,379,245     2.27           0.20 - 1.35         1.98 - 3.16

  TAP 1919 Variable Socially         2016    1,857,673  1.74 - 1.99     3,511,722     0.93           0.45 - 1.50         4.65 - 5.76
     Responsive Balanced             2015    1,947,009  1.66 - 1.88     3,494,091     1.21           0.45 - 1.50     (3.18) - (2.16)
     Subaccount                      2014    2,186,274  1.72 - 1.94     4,015,528     0.85           0.35 - 1.50         7.68 - 8.92
                                     2013    2,413,663  1.60 - 1.78     4,088,588     0.86           0.25 - 1.50       16.94 - 17.11
                                     2012    2,579,946  1.37 - 1.52     3,712,968     1.33           0.25 - 1.50        9.06 - 10.44

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)



1 These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying fund or portfolio, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated as a weighted average ratio since the Subaccount may invest in two or more share classes, if any, within the underlying fund or portfolio of the Trusts which may have unique investment income ratios. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund or portfolio in which the Subaccount invests.

2 These amounts represent annualized contract expenses of the applicable
  Subaccounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund or portfolio have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying fund or portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Subaccount.

     METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                 OF METLIFE INSURANCE COMPANY USA
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



9. SUBSEQUENT EVENTS


The operations of the Subaccounts were affected by the following changes that occurred on March 6, 2017:

PORTFOLIO NAME CHANGES:

Former Name                                              New Name

(MIST) Met/Aberdeen Emerging Markets Equity              (BHFTI) Brighthouse/Aberdeen Emerging Markets
   Portfolio                                               Equity Portfolio
(MIST) Met/Wellington Large Cap Research                 (BHFTI) Brighthouse/Wellington Large Cap Research
   Portfolio                                               Portfolio
(MIST) MetLife Asset Allocation 100 Portfolio            (BHFTI) Brighthouse Asset Allocation 100 Portfolio
(MIST) MetLife Small Cap Value Portfolio                 (BHFTI) Brighthouse Small Cap Value Portfolio
(MSF) Barclays Aggregate Bond Index Portfolio            (BHFTII) MetLife Aggregate Bond Index Portfolio
(MSF) Met/Wellington Balanced Portfolio                  (BHFTII) Brighthouse/Wellington Balanced Portfolio
(MSF) Met/Wellington Core Equity Opportunities           (BHFTII) Brighthouse/Wellington Core Equity
   Portfolio                                               Opportunities Portfolio
(MSF) MetLife Asset Allocation 20 Portfolio              (BHFTII) Brighthouse Asset Allocation 20 Portfolio
(MSF) MetLife Asset Allocation 40 Portfolio              (BHFTII) Brighthouse Asset Allocation 40 Portfolio
(MSF) MetLife Asset Allocation 60 Portfolio              (BHFTII) Brighthouse Asset Allocation 60 Portfolio
(MSF) MetLife Asset Allocation 80 Portfolio              (BHFTII) Brighthouse Asset Allocation 80 Portfolio
(MSF) MSCI EAFE Index Portfolio                          (BHFTII) MetLife MSCI EAFE Index Portfolio
(MSF) Russell 2000 Index Portfolio                       (BHFTII) MetLife Russell 2000 Index Portfolio

TRUST NAME CHANGES:

Former Trust                                             New Trust

Met Investors Series Trust (MIST)                        Brighthouse Funds Trust I (BHFTI)
Metropolitan Series Fund (MSF)                           Brighthouse Funds Trust II (BHFTII)

ADVISER NAME CHANGE:

Former Adviser                                        New Adviser

MetLife Advisers, LLC                                 Brighthouse Investment Advisers, LLC

SEPARATE ACCOUNT NAME CHANGE:

Former Name                                            New Name

MetLife of CT Separate Account QPN for Variable        Brighthouse Separate Account QPN for Variable
   Annuities                                             Annuities

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

   Item 8. Financial Statements and Supplementary Data

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                           Page
                                                                                                      ---------
Report of Independent Registered Public Accounting Firm..............................................     2
Financial Statements at December 31, 2016 and 2015 and for the Years Ended December 31, 2016, 2015
  and 2014:
 Consolidated Balance Sheets.........................................................................     3
 Consolidated Statements of Operations...............................................................     4
 Consolidated Statements of Comprehensive Income (Loss)..............................................     5
 Consolidated Statements of Stockholder's Equity.....................................................     6
 Consolidated Statements of Cash Flows...............................................................     7
 Notes to the Consolidated Financial Statements......................................................     9
     Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies........     9
     Note 2 -- Segment Information...................................................................    25
     Note 3 -- Mergers...............................................................................    30
     Note 4 -- Disposition...........................................................................    30
     Note 5 -- Insurance.............................................................................    31
     Note 6 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles...    37
     Note 7 -- Reinsurance...........................................................................    40
     Note 8 -- Investments...........................................................................    46
     Note 9 -- Derivatives...........................................................................    66
     Note 10 -- Fair Value...........................................................................    78
     Note 11 -- Goodwill.............................................................................    95
     Note 12 -- Debt.................................................................................    97
     Note 13 -- Equity...............................................................................    97
     Note 14 -- Other Expenses.......................................................................    101
     Note 15 -- Income Tax...........................................................................    102
     Note 16 -- Contingencies, Commitments and Guarantees............................................    105
     Note 17 -- Related Party Transactions...........................................................    109
     Note 18 -- Subsequent Events....................................................................    111
Financial Statement Schedules at December 31, 2016 and 2015 and for the Years Ended December 31,
  2016, 2015 and 2014:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties......    112
 Schedule III -- Consolidated Supplementary Insurance Information....................................    113
 Schedule IV -- Consolidated Reinsurance.............................................................    115

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Brighthouse Life Insurance Company:

   We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company (formerly MetLife Insurance Company USA) and subsidiaries (the "Company") as of December 31, 2016 and 2015, and the related consolidated statements of operations, comprehensive income (loss), stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2016. Our audits also included the financial statement schedules listed in the Index to Consolidated Financial Statements, Notes and Schedules. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Brighthouse Life Insurance Company and subsidiaries as of December 31, 2016 and 2015, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2016, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ DELOITTE & TOUCHE LLP
New York, New York
March 28, 2017

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2016 and 2015

                (In millions, except share and per share data)

                                                                                                 2016           2015
                                                                                           ------------  -------------
Assets
Investments:
 Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
  $49,312 and $50,154, respectively)......................................................  $    51,785   $     52,409
 Equity securities available-for-sale, at estimated fair value (cost: $280 and $384,
  respectively)...........................................................................          300            409
 Mortgage loans (net of valuation allowances of $38 and $36, respectively; includes $136
  and $172, respectively, at estimated fair value, relating to variable interest entities)        8,884          7,262
 Policy loans.............................................................................        1,093          1,266
 Real estate and real estate joint ventures (includes $0 and $5, respectively, of real
  estate held-for-sale)...................................................................          215            628
 Other limited partnership interests......................................................        1,639          1,846
 Short-term investments, principally at estimated fair value..............................          926          1,737
 Other invested assets, principally at estimated fair value...............................        3,887          4,942
                                                                                           ------------  -------------
  Total investments.......................................................................       68,729         70,499
Cash and cash equivalents, principally at estimated fair value............................        1,888          1,383
Accrued investment income (includes $1 and $1, respectively, relating to variable
 interest entities).......................................................................          591            505
Premiums, reinsurance and other receivables...............................................       20,101         22,251
Deferred policy acquisition costs and value of business acquired..........................        5,274          4,809
Current income tax recoverable............................................................          454             --
Deferred income tax receivable............................................................        1,018             --
Goodwill..................................................................................           --            381
Other assets..............................................................................          630            799
Separate account assets...................................................................      100,588        101,735
                                                                                           ------------  -------------
    Total assets..........................................................................  $   199,273   $    202,362
                                                                                           ============  =============
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits....................................................................  $    31,684   $     29,894
Policyholder account balances.............................................................       35,587         35,661
Other policy-related balances.............................................................        3,384          3,549
Payables for collateral under securities loaned and other transactions....................        7,362         10,619
Long-term debt (includes $23 and $48, respectively, at estimated fair value, relating to
 variable interest entities)..............................................................          804            836
Current income tax payable................................................................           --             20
Deferred income tax liability.............................................................           --            803
Other liabilities (includes $1 and $1, respectively, relating to variable interest
 entities)................................................................................       10,147          7,682
Separate account liabilities..............................................................      100,588        101,735
                                                                                           ------------  -------------
    Total liabilities.....................................................................      189,556        190,799
                                                                                           ------------  -------------
Contingencies, Commitments and Guarantees (Note 16)
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................           75             75
Additional paid-in capital................................................................       12,449         10,871
Retained earnings (deficit)...............................................................       (4,209)        (1,011)
Accumulated other comprehensive income (loss).............................................        1,402          1,628
                                                                                           ------------  -------------
    Total stockholder's equity............................................................        9,717         11,563
                                                                                           ------------  -------------
    Total liabilities and stockholder's equity............................................  $   199,273   $    202,362
                                                                                           ============  =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016        2015         2014
                                                                               ---------  -----------  -----------
Revenues
Premiums......................................................................  $    921   $    1,433   $    1,152
Universal life and investment-type product policy fees........................     2,696        2,940        3,193
Net investment income.........................................................     2,712        2,615        2,669
Other revenues................................................................       761          504          539
Net investment gains (losses):
 Other-than-temporary impairments on fixed maturity securities................       (16)         (16)          (6)
 Other-than-temporary impairments on fixed maturity securities transferred to
   other comprehensive income (loss)..........................................        (3)          (9)          (6)
 Other net investment gains (losses)..........................................       (13)          61         (457)
                                                                               ---------  -----------  -----------
   Total net investment gains (losses)........................................       (32)          36         (469)
 Net derivative gains (losses)................................................    (5,878)        (424)        (181)
                                                                               ---------  -----------  -----------
     Total revenues...........................................................     1,180        7,104        6,903
                                                                               ---------  -----------  -----------
Expenses
Policyholder benefits and claims..............................................     2,984        2,696        2,764
Interest credited to policyholder account balances............................       957        1,037        1,062
Goodwill impairment...........................................................       381           --           33
Amortization of deferred policy acquisition costs and value of business
  acquired....................................................................      (172)         595          990
Other expenses................................................................     1,738        1,722        1,764
                                                                               ---------  -----------  -----------
     Total expenses...........................................................     5,888        6,050        6,613
                                                                               ---------  -----------  -----------
Income (loss) before provision for income tax.................................    (4,708)       1,054          290
Provision for income tax expense (benefit)....................................    (1,771)         215           (5)
                                                                               ---------  -----------  -----------
Net income (loss).............................................................  $ (2,937)  $      839   $      295
                                                                               =========  ===========  ===========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                  2016             2015             2014
                                                                             -------------    -------------    -------------
Net income (loss)...........................................................  $     (2,937)    $        839     $        295
Other comprehensive income (loss):
  Unrealized investment gains (losses), net of related offsets..............          (349)          (1,324)           1,953
  Unrealized gains (losses) on derivatives..................................            25               86              244
  Foreign currency translation adjustments..................................            (3)             (28)             (50)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), before income tax........................          (327)          (1,266)           2,147
Income tax (expense) benefit related to items of other comprehensive income
 (loss).....................................................................           101              468             (701)
                                                                             -------------    -------------    -------------
Other comprehensive income (loss), net of income tax........................          (226)            (798)           1,446
                                                                             -------------    -------------    -------------
Comprehensive income (loss).................................................  $     (3,163)    $         41     $      1,741
                                                                             =============    =============    =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Consolidated Statements of Stockholder's Equity
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                                               Accumulated
                                                                   Additional    Retained         Other         Total
                                                        Common      Paid-in      Earnings     Comprehensive Stockholder's
                                                        Stock       Capital      (Deficit)    Income (Loss)    Equity
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2013.........................  $     86   $     11,506   $  (1,006)    $       980   $    11,566
Redemption of common stock...........................       (11)          (895)       (484)                       (1,390)
Capital contributions from MetLife, Inc..............                      244                                       244
Dividends paid to MetLife, Inc.......................                                 (155)                         (155)
Net income (loss)....................................                                  295                           295
Other comprehensive income (loss), net of income tax.                                                1,446         1,446
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2014.........................        75         10,855      (1,350)          2,426        12,006
Capital contributions from MetLife, Inc..............                       16                                        16
Dividends paid to MetLife, Inc.......................                                 (500)                         (500)
Net income (loss)....................................                                  839                           839
Other comprehensive income (loss), net of income tax.                                                 (798)         (798)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2015.........................        75         10,871      (1,011)          1,628        11,563
Capital contributions from MetLife, Inc..............                    1,578                                     1,578
Dividends paid to MetLife, Inc.......................                                 (261)                         (261)
Net income (loss)....................................                               (2,937)                       (2,937)
Other comprehensive income (loss), net of income tax.                                                 (226)         (226)
                                                      ---------  -------------  ----------    ------------- -------------
Balance at December 31, 2016.........................  $     75   $     12,449   $  (4,209)    $     1,402   $     9,717
                                                      =========  =============  ==========    ============= =============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015           2014
                                                             -------------  -------------  -------------
Cash flows from operating activities
Net income (loss)...........................................  $     (2,937)  $        839   $        295
 Adjustments to reconcile net income (loss) to net cash
  provided by (used in) operating activities:...............
 Depreciation and amortization expenses.....................            52             23             30
 Amortization of premiums and accretion of discounts
  associated with investments, net..........................          (197)          (204)          (166)
 (Gains) losses on investments and from sales of
  businesses, net...........................................            32            (36)           469
 (Gains) losses on derivatives, net.........................         7,082          1,225          1,443
 (Income) loss from equity method investments, net of
  dividends or distributions................................            26            108            (11)
 Interest credited to policyholder account balances.........           957          1,037          1,062
 Universal life and investment-type product policy fees.....        (2,696)        (2,940)        (3,193)
 Goodwill impairment........................................           381             --             33
 Change in accrued investment income........................           (44)             9            124
 Change in premiums, reinsurance and other receivables......        (1,157)          (586)        (1,479)
 Change in deferred policy acquisition costs and value of
  business acquired, net....................................          (455)           270            711
 Change in income tax.......................................        (2,195)           491            245
 Change in other assets.....................................         2,060          2,127          2,258
 Change in future policy benefits and other policy-related
  balances..................................................         2,197          2,104          1,398
 Change in other liabilities................................           389           (267)         1,390
 Other, net.................................................          (206)             5            (67)
                                                             -------------  -------------  -------------
Net cash provided by (used in) operating activities.........         3,289          4,205          4,542
                                                             -------------  -------------  -------------
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities..................................        39,080         35,704         20,249
 Equity securities..........................................           175            308             98
 Mortgage loans.............................................         1,518          1,059          2,428
 Real estate and real estate joint ventures.................           446            512             28
 Other limited partnership interests........................           417            425            255
Purchases of:
 Fixed maturity securities..................................       (34,906)       (39,298)       (24,520)
 Equity securities..........................................           (58)          (273)           (41)
 Mortgage loans.............................................        (2,803)        (2,515)          (343)
 Real estate and real estate joint ventures.................           (75)          (109)          (209)
 Other limited partnership interests........................          (203)          (233)          (345)
Cash received in connection with freestanding derivatives...           707            223            788
Cash paid in connection with freestanding derivatives.......        (2,764)          (868)        (1,991)
Cash received under repurchase agreements...................            --            199             --
Cash paid under repurchase agreements.......................            --           (199)            --
Cash received under reverse repurchase agreements...........            --            199             --
Cash paid under reverse repurchase agreements...............            --           (199)            --
Sale of business, net of cash and cash equivalents disposed
 of $0, $0 and $251, respectively...........................            --             --            451
Sales of loans to affiliates................................            --             --            520
Net change in policy loans..................................           109            (72)            52
Net change in short-term investments........................           882           (495)         3,581
Net change in other invested assets.........................             7            (55)          (305)
                                                             -------------  -------------  -------------
Net cash provided by (used in) investing activities.........  $      2,532   $     (5,687)  $        696
                                                             -------------  -------------  -------------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

             Consolidated Statements of Cash Flows -- (continued)
             For the Years Ended December 31, 2016, 2015 and 2014

                                 (In millions)

                                                                    2016           2015            2014
                                                             -------------  --------------  --------------
Cash flows from financing activities
Policyholder account balances:
 Deposits...................................................  $      9,672   $      19,970   $      18,581
 Withdrawals................................................       (12,001)        (20,797)        (21,564)
Net change in payables for collateral under securities
 loaned and other transactions..............................        (3,257)          3,118             703
Long-term debt issued.......................................            --             175              --
Long-term debt repaid.......................................           (26)           (235)         (1,379)
Financing element on certain derivative instruments, net....        (1,011)            (81)           (414)
Redemption of common stock..................................            --              --            (906)
Common stock redemption premium.............................            --              --            (484)
Dividends paid to MetLife, Inc..............................          (261)           (500)           (155)
Capital contributions.......................................         1,568              11             231
                                                             -------------  --------------  --------------
Net cash provided by (used in) financing activities.........        (5,316)          1,661          (5,387)
                                                             -------------  --------------  --------------
Effect of change in foreign currency exchange rates on cash
 and cash equivalents balances..............................            --              (2)            (45)
                                                             -------------  --------------  --------------
Change in cash and cash equivalents.........................           505             177            (194)
Cash and cash equivalents, beginning of year................         1,383           1,206           1,400
                                                             -------------  --------------  --------------
Cash and cash equivalents, end of year......................  $      1,888   $       1,383   $       1,206
                                                             =============  ==============  ==============
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...................................................  $         70   $          77   $         116
                                                             =============  ==============  ==============
 Income tax.................................................  $        431   $        (263)  $        (221)
                                                             =============  ==============  ==============
Non-cash transactions:
 Capital contributions......................................  $         10   $           5   $          13
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities from affiliates......  $      3,565   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of mortgage loans from affiliates.................  $        395   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of short-term investments from affiliates.........  $         94   $          --   $          --
                                                             =============  ==============  ==============
 Transfer of fixed maturity securities to affiliates........  $        346   $          --   $         804
                                                             =============  ==============  ==============
 Reduction of other invested assets in connection with
  reinsurance transactions..................................  $        676   $          --   $          --
                                                             =============  ==============  ==============

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "Brighthouse Insurance" and the "Company" refer to Brighthouse Life Insurance Company (formerly, MetLife Insurance Company USA, "MetLife USA"), a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife"). The Company offers a range of individual annuities and individual life insurance products.

   In anticipation of MetLife's plan to separate a substantial portion of its former Retail segment, as well as certain portions of its former Corporate Benefit Funding segment and Corporate & Other (the "Separation"), in the third quarter of 2016, the Company reorganized its businesses into three segments:
Annuities, Life and Run-off. See Note 2 for further information on the reorganization of the Company's segments in the third quarter of 2016, which was applied retrospectively.

   On January 12, 2016, MetLife, Inc. announced its plan to pursue the Separation. Additionally, on July 21, 2016, MetLife, Inc. announced that following the planned Separation, the separated business will be rebranded as Brighthouse Financial. On October 5, 2016, Brighthouse Financial, Inc., a subsidiary of MetLife, Inc. ("Brighthouse"), filed a registration statement on Form 10 (the "Form 10") with the U.S. Securities and Exchange Commission ("SEC"). The information statement filed as an exhibit to the Form 10 disclosed that MetLife intends to include Brighthouse Insurance and certain affiliates in the proposed separated business and distribute at least 80.1% of the shares of Brighthouse's common stock on a pro rata basis to the holders of MetLife, Inc. common stock. Effective March 6, 2017, and in connection with the planned Separation, the Company changed its name from MetLife Insurance Company USA to Brighthouse Life Insurance Company.

   The ultimate form and timing of the planned Separation will be influenced by a number of factors, including regulatory considerations and economic conditions. MetLife continues to evaluate and pursue structural alternatives for the proposed Separation. The planned Separation remains subject to certain conditions, including among others, obtaining final approval from the MetLife, Inc. Board of Directors, receipt of a favorable ruling from the Internal Revenue Service ("IRS") and an opinion from MetLife's tax advisor regarding certain U.S. federal income tax matters, insurance and other regulatory approvals, and an SEC declaration of the effectiveness of the Form 10.

   In November 2014, MetLife Insurance Company of Connecticut re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MetLife Investors USA Insurance Company ("MLI-USA"), and its affiliates, MetLife Investors Insurance Company ("MLIIC") and Exeter Reassurance Company, Ltd. ("Exeter"). See Note 3 for further information on the merger transactions and the prior periods' adjustments.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

 Consolidation

    The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control, and variable interest entities ("VIEs") for which the Company is the primary beneficiary. Intercompany accounts and transactions have been eliminated.

    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


 Discontinued Operations

    The results of operations of a component of the Company that has either been disposed of or is classified as held-for-sale are reported in discontinued operations if certain criteria are met. Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations for disposals or classifications as held-for-sale that have not been previously reported on the consolidated financial statements. A disposal of a component is reported in discontinued operations if the disposal represents a strategic shift that has or will have a major effect on the Company's operations and financial results. See "-- Adoption of New Accounting Pronouncements."

 Separate Accounts

    Separate accounts are established in conformity with insurance laws. Generally, the assets of the separate accounts cannot be used to settle the liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if:

  .   such separate accounts are legally recognized;

  . assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

  .   investments are directed by the contractholder; and

  . all investment performance, net of contract fees and assessments, is passed through to the contractholder.

    The Company reports separate account assets at their fair value, which is based on the estimated fair values of the underlying assets comprising the individual separate account portfolios. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line on the statements of operations. Separate accounts credited with a contractual investment return are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses and the accounting for these investments is consistent with the methodologies described herein for similar financial instruments held within the general account.

    The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Such fees are included in universal life and investment-type product policy fees on the statements of operations.

 Reclassifications

    Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements.

Summary of Significant Accounting Policies

   The following are the Company's significant accounting policies with references to notes providing additional information on such policies and critical accounting estimates relating to such policies.

-----------------------------------------------------------------------------------------
Accounting Policy                                                                    Note
-----------------------------------------------------------------------------------------
Insurance                                                                             5
-----------------------------------------------------------------------------------------
Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles   6
-----------------------------------------------------------------------------------------
Reinsurance                                                                           7
-----------------------------------------------------------------------------------------
Investments                                                                           8
-----------------------------------------------------------------------------------------
Derivatives                                                                           9
-----------------------------------------------------------------------------------------
Fair Value                                                                            10
-----------------------------------------------------------------------------------------
Income Tax                                                                            15
-----------------------------------------------------------------------------------------
Litigation Contingencies                                                              16
-----------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for amounts payable under insurance policies. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid, reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions that are in accordance with GAAP and applicable actuarial standards. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, policy renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. These assumptions are established at the time the policy is issued and locked in and are intended to estimate the experience for the period the policy benefits are payable. Utilizing these assumptions, liabilities are established on a block of business basis. For long duration insurance contracts, assumptions such as mortality, morbidity and interest rates are locked in upon the issuance of new business. However, significant adverse changes in experience on such contracts may require the establishment of premium deficiency reserves. Such reserves are determined based on the then current assumptions and do not include a provision for adverse deviation. To assess whether or not a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced, and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC"), and are therefore subject to the same variability and risk as further discussed herein. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying equity indices, such as the Standard & Poor's Global Ratings ("S&P") 500 Index. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      The Company regularly reviews its assumptions supporting its estimates of actuarial liabilities for future policy benefits. For universal life and annuity product guarantees, assumptions are updated periodically, whereas for traditional life products, such as term life and non-participating whole life insurance, assumptions are established and locked in at inception but reviewed periodically to determine whether a premium deficiency exists that would trigger an unlocking of assumptions. Differences result in changes to the liability balances with related charges or credits to benefit expenses in the period in which the changes occur.

      Policyholder account balances relate to contracts or contract features where the Company has no significant insurance risk.

      See "-- "Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Other Policy-Related Balances

      Other policy-related balances primarily include assumed affiliated reinsurance payables, affiliated deferred experience refunds, policy and contract claims and unearned revenue liabilities.

      The assumed affiliated reinsurance payable relates primarily to reinsurance for certain universal life business assumed from an affiliate, net of other reinsurance.

      The affiliated deferred experience refunds relate to the repayment of acquisition costs under an affiliated reinsurance agreement and represent part of the net cost of reinsurance for the business reinsured. The deferred experience refund is being amortized consistent with the DAC methodology on the underlying contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The liability for policy and contract claims generally relates to incurred but not reported death, disability and long-term care claims, as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from analyses of historical patterns of claims by business line. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

      The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits, similar to DAC as discussed further herein. Such amortization is recorded in universal life and investment-type product policy fees.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life and annuity contracts with life contingencies are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

      Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of fees for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which policyholder benefits and expenses are incurred. Amounts that are charged to earnings include interest credited and benefit claims incurred in excess of related policyholder account balances.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

 Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

    The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. Such costs include:

 .   incremental direct costs of contract acquisition, such as commissions;

 . the portion of an employee's total compensation and benefits related to time spent selling, underwriting or processing the issuance of new and renewal insurance business only with respect to actual policies acquired or renewed;

 . other essential direct costs that would not have been incurred had a policy not been acquired or renewed; and

 . the costs of direct-response advertising, the primary purpose of which is to elicit sales to customers who could be shown to have responded specifically to the advertising and that results in probable future benefits.

    All other acquisition-related costs, including those related to general advertising and solicitation, market research, agent training, product development, unsuccessful sales and underwriting efforts, as well as all indirect costs, are expensed as incurred.

    Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity, and investment-type contracts in-force at the acquisition date. The estimated fair value of the acquired liabilities is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors. Actual experience on the purchased business may vary from these projections.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    DAC and VOBA are amortized as follows:

------------------------------------------------------------------------------------------------------------------------------
Products:                                               In proportion to the following over estimated lives of the contracts:
------------------------------------------------------------------------------------------------------------------------------
Nonparticipating and non-dividend-paying traditional
    contracts (primarily term insurance)                  Actual and expected future gross premiums.
------------------------------------------------------------------------------------------------------------------------------
Participating, dividend-paying traditional contracts      Actual and expected future gross margins.
------------------------------------------------------------------------------------------------------------------------------
Fixed and variable universal life contracts               Actual and expected future gross profits.
Fixed and variable deferred annuity contracts
------------------------------------------------------------------------------------------------------------------------------

    See Note 6 for additional information on DAC and VOBA amortization.

    The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated on the financial statements for reporting purposes.

    The Company generally has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of sales inducements is included in policyholder benefits and claims. Each year, or more frequently if circumstances indicate a potential recoverability issue exists, the Company reviews deferred sales inducements ("DSI") to determine the recoverability of the asset.

    Value of distribution agreements acquired ("VODA") is reported in other assets and represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. Value of customer relationships acquired ("VOCRA") is also reported in other assets and represents the present value of the expected future profits associated with the expected future business acquired through existing customers of the acquired company or business. The VODA and VOCRA associated with past business combinations are amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews VODA and VOCRA to determine whether the asset is impaired.

 Reinsurance

    For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The Company reviews all contractual features, including those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

    For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) premiums, reinsurance and other receivables (future policy benefits) are established.

    Amounts currently recoverable under reinsurance agreements are included in premiums, reinsurance and other receivables and amounts currently payable are included in other liabilities. Assets and liabilities relating to reinsurance agreements with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance agreement. In the event that reinsurers do not meet their obligations to the Company under the terms of the reinsurance agreements, reinsurance recoverable balances could become uncollectible. In such instances, reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. The Company withholds the funds rather than transferring the underlying investments and, as a result, records funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio.

    Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance agreements and are net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in other revenues. With respect to guaranteed minimum income benefits ("GMIBs"), a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives. These embedded derivatives are included in premiums, reinsurance and other receivables with changes in estimated fair value reported in net derivative gains (losses).

    If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate. Certain assumed non-life contingent portion of guaranteed minimum withdrawal benefits ("GMWBs"), guaranteed minimum accumulation benefits ("GMABs") and GMIBs are also accounted for as embedded derivatives with changes in estimated fair value reported in net derivative gains (losses).

 Variable Annuity Guarantees

    The Company issues directly and assumes from an affiliate through reinsurance certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (i.e., the benefit base) less withdrawals. In some cases, the benefit base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

    Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally speaking, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either
 (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

    Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the GMWBs and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

    These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, we update the actual amount of business remaining in-force, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See Note 5 for additional details of guarantees accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, GMABs, and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the Guaranteed Principal Option.

    The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. In valuing the embedded derivative, the percentage of fees included in the fair value measurement is locked-in at inception.

    The projections of future benefits and future fees require capital market and actuarial assumptions including expectations concerning policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect our nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value, see Note 10 Fair Value.

 Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity and Equity Securities

      The Company's fixed maturity and equity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income (loss) ("OCI"), net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for mortgage-backed and asset-backed securities ("ABS") considers the estimated timing and amount of prepayments of the underlying loans. See Note 8 "Investments -- Fixed Maturity and Equity Securities AFS -- Methodology for Amortization of Premium and Accretion of Discount on Structured Securities". The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates. Dividends on equity securities are recognized when declared.

      The Company periodically evaluates fixed maturity and equity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age as described in Note 8
   "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      With respect to equity securities, the Company considers in its OTTI analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its estimated fair value to an amount equal to or greater than cost. If a sale decision is made for an equity security and recovery to an amount at least equal to cost prior to the sale is not expected, the security will be deemed to be other-than-temporarily impaired in the period that the sale decision was made and an OTTI loss will be recorded in earnings. The OTTI loss recognized is the entire difference between the security's cost and its estimated fair value.

   Mortgage Loans

      The Company disaggregates its mortgage loan investments into three portfolio segments: commercial, agricultural and residential. The accounting policies that are applicable to all portfolio segments are presented below and the accounting policies related to each of the portfolio segments are included in Note 8.

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts.

      Also included in mortgage loans are commercial mortgage loans held by consolidated securitization entities ("CSEs") for which the fair value option ("FVO") was elected, which are stated at estimated fair value. Changes in estimated fair value are recognized in net investment gains (losses) for commercial mortgage loans held by CSEs.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as they are fully collateralized by the cash surrender value of the underlying insurance policies. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

   Real Estate

      Real estate held-for-investment is stated at cost less accumulated depreciation. Depreciation is recorded on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company periodically reviews its real estate held-for-investment for impairment and tests for recoverability whenever events or changes in circumstances indicate the carrying value may not be recoverable and exceeds its estimated fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their estimated fair value, which is generally computed using the present value of expected future cash flows discounted at a rate commensurate with the underlying risks.

      Real estate for which the Company commits to a plan to sell within one year and actively markets in its current condition for a reasonable price in comparison to its estimated fair value is classified as held-for-sale. Real estate held-for-sale is stated at the lower of depreciated cost or estimated fair value less expected disposition costs and is not depreciated.

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments ("investees") when it has more than a minor ownership interest or more than a minor influence over the investee's operations, while the cost method is used when the Company has virtually no influence over the investee's operations. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on cost method investments are recognized as earned or received.

      The Company routinely evaluates such investments for impairment. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. The Company considers its cost method investments for impairment when the carrying value of such investments exceeds the net asset value ("NAV"). The Company takes into consideration the severity and duration of this excess when determining whether the cost method investment is impaired.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value. Short-term investments also include investments in affiliated money market pools.

   Other Invested Assets

      Other invested assets consist principally of the following:

   . Freestanding derivatives with positive estimated fair values which are described in "-- Derivatives" below.

   . Tax credit and renewable energy partnerships which derive a significant source of investment return in the form of income tax credits or other tax incentives. Where tax credits are guaranteed by a creditworthy third party, the investment is accounted for under the effective yield method. Otherwise, the investment is accounted for under the equity method.

   . Leveraged leases which are recorded net of non-recourse debt. Income is recognized by applying the leveraged lease's estimated rate of return to the net investment in the lease. The Company regularly reviews residual values for impairment.

   . Investments in an operating joint venture that engages in insurance underwriting activities which are accounted for under the equity method.

   . Funds withheld which represent a receivable for amounts contractually withheld by ceding companies in accordance with reinsurance agreements. The Company recognizes interest on funds withheld at rates defined by the terms of the agreement which may be contractually specified or directly related to the underlying investments.

   Securities Lending Program

      Securities lending transactions, whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned, and maintains it at a level greater than or equal to 100% for the duration of the loan. Securities loaned under such transactions may be sold or re-pledged by the transferee. The Company is liable to return to the counterparties the cash collateral received. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the Company's financial statements. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

 Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      Accruals on derivatives are generally recorded in accrued investment income or within other liabilities. However, accruals that are not scheduled to settle within one year are included with the derivatives carrying value in other invested assets or other liabilities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except as follows:

-------------------------------------------------------------------------------------------------------------
Statement of Operations Presentation:  Derivative:
-------------------------------------------------------------------------------------------------------------
Policyholder benefits and claims       .   Economic hedges of variable annuity guarantees included in future policy benefits
-------------------------------------------------------------------------------------------------------------
Net investment income                  .   Economic hedges of equity method investments in joint ventures
-------------------------------------------------------------------------------------------------------------

   Hedge Accounting

      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. Hedge designation and financial statement presentation of changes in estimated fair value of the hedging derivatives are as follows:

   . Fair value hedge (a hedge of the estimated fair value of a recognized asset or liability) - in net derivative gains (losses), consistent with the change in estimated fair value of the hedged item attributable to the designated risk being hedged.

   . Cash flow hedge (a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability) - effectiveness in OCI (deferred gains or losses on the derivative are reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item); ineffectiveness in net derivative gains (losses).

      The changes in estimated fair values of the hedging derivatives are exclusive of any accruals that are separately reported on the statement of operations within interest income or interest expense to match the location of the hedged item.

      In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship. Assessments of hedge effectiveness and measurements of ineffectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized currently in net derivative gains (losses). Deferred gains and losses of a derivative recorded in OCI pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in net derivative gains (losses).

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Embedded Derivatives

      The Company sells variable annuities and issues certain insurance products and investment contracts and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated. The embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative if:

   . the combined instrument is not accounted for in its entirety at estimated fair value with changes in estimated fair value recorded in earnings;

   . the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract; and

   . a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument.

          See "Variable Annuity Guarantees" for additional information on the accounting policy for embedded derivatives bifurcated from variable annuity host contracts.

      Such embedded derivatives are carried on the balance sheet at estimated fair value with the host contract and changes in their estimated fair value are generally reported in net derivative gains (losses), except for those in policyholder benefits and claims related to ceded reinsurance of GMIB. If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income. Additionally, the Company may elect to carry an entire contract on the balance sheet at estimated fair value, with changes in estimated fair value recognized in the current period in net investment gains (losses) or net investment income if that contract contains an embedded derivative that requires bifurcation.

   Fair Value

      Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

      Subsequent to initial recognition, fair values are based on unadjusted quoted prices for identical assets or liabilities in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical assets or liabilities, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of assets and liabilities.

   Income Tax

      Brighthouse Life Insurance Company and its includable subsidiaries join with MetLife, Inc. and its includable subsidiaries in filing a consolidated U.S. life and non-life federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended. Current taxes (and the benefits of tax attributes such as losses) are allocated to Brighthouse Life Insurance Company and its subsidiaries under the consolidated tax return regulations and a tax sharing agreement. Under the consolidated tax return regulations, MetLife, Inc. has elected the "percentage method" (and 100% under such method) of reimbursing companies for tax attributes e.g. net operating losses. As a result, 100% of tax attributes are reimbursed by MetLife, Inc. to the extent that consolidated federal income tax of the consolidated federal tax return group is reduced in a year by tax attributes. On an annual basis, each of the profitable subsidiaries pays to MetLife, Inc. the federal income tax which it would have paid based upon that year's taxable income. If Brighthouse Life Insurance Company or its includable subsidiaries has current or prior deductions and credits (including but not limited to losses) which reduce the consolidated tax liability of the consolidated federal tax return group, the deductions and credits are characterized as realized (or realizable) by Brighthouse Life Insurance Company and its includable subsidiaries when those tax attributes are realized (or realizable) by the consolidated federal tax return group, even if Brighthouse Life Insurance Company or its includable subsidiaries would not have realized the attributes on a stand-alone basis under a "wait and see" method.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The Company's accounting for income taxes represents management's best estimate of various events and transactions.

      Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

      The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established against deferred tax assets when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination the Company considers many factors, including:

   . the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

   .   the jurisdiction in which the deferred tax asset was generated;

   . the length of time that carryforward can be utilized in the various taxing jurisdiction;

   . future taxable income exclusive of reversing temporary differences and carryforwards;

   .   future reversals of existing taxable temporary differences;

   .   taxable income in prior carryback years; and

   .   tax planning strategies.

      The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

      The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

      The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

   Litigation Contingencies

      The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

   Other Accounting Policies

     Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Property, Equipment, Leasehold Improvements and Computer Software

      Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets, as appropriate. Estimated lives generally range from five to 10 years for leasehold improvements, and from three to seven years for all other property and equipment. The net book value of the property, equipment and leasehold improvements was insignificant at both December 31, 2016 and 2015.

      Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as certain internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $236 million and $254 million at December 31, 2016 and 2015, respectively. Accumulated amortization of capitalized software was $136 million and $107 million at December 31, 2016 and 2015, respectively. Related amortization expense was $37 million, less than $1 million and $2 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   Other Revenues

      Other revenues primarily include, in addition to items described elsewhere herein, fee income on financial reinsurance agreements and broker-dealer fees.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC") provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. The Company accounts for these plans as multiemployer benefit plans and as a result the assets, obligations and other comprehensive gains and losses of these benefit plans are not included on the consolidated balance sheet. Within its consolidated statement of operations, the Company has included expense associated with its participants in these plans. These plans also include participants from other affiliates of MLIC. The Company's participation in these plans ceased December 31, 2016.

   Defined Contribution Plans

      Through December 31, 2016, MLIC provides and the Company contributes to a defined contribution plan sponsored by MLIC for substantially all employees under which a portion of employee contributions are matched. The Company's participation in this plan ceased on December 31, 2016.

   Foreign Currency

      Assets, liabilities and operations of a foreign affiliate (owned in 2014) are recorded based on functional currency. The determination of the functional currency is made based on the appropriate economic and management indicators. The local currencies of foreign operations are the functional currencies. Assets and liabilities of this foreign affiliate are translated from the functional currency to U.S. dollars at the exchange rates in effect at each year-end and revenues and expenses are translated at the average exchange rates during the year. The resulting translation adjustments are charged or credited directly to OCI, net of applicable taxes. Gains and losses from foreign currency transactions, including the effect of re-measurement of monetary assets and liabilities to the appropriate functional currency, are reported as part of net investment gains (losses) in the period in which they occur.

   Goodwill

      Goodwill represents the future economic benefits arising from net assets acquired in a business combination that are not individually identified and recognized. Goodwill is calculated as the excess of cost over the estimated fair value of such net assets acquired, is not amortized, and is tested for impairment based on a fair value approach at least annually or more frequently if events or circumstances indicate that there may be justification for conducting an interim test. The Company performs its annual goodwill impairment testing during the third quarter of each year based upon data as of the close of the second quarter. Goodwill associated with a business acquisition is not tested for impairment during the year the business is acquired unless there is a significant identified impairment event.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      The impairment test is performed at the reporting unit level, which is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. For purposes of goodwill impairment testing, if the carrying value of a reporting unit exceeds its estimated fair value, there may be an indication of impairment. In such instances, the implied fair value of the goodwill is determined in the same manner as the amount of goodwill that would be determined in a business combination. The excess of the carrying value of goodwill over the implied fair value of goodwill would be recognized as an impairment and recorded as a charge against net income.

      On an ongoing basis, the Company evaluates potential triggering events that may affect the estimated fair value of the Company's reporting units to assess whether any goodwill impairment exists.

Adoption of New Accounting Pronouncements

   Effective January 1, 2016, the Company adopted guidance relating to short-duration contracts. Upon adopting the new guidance, the Company updated the disclosure for the rollforward of the liability of the unpaid policy and contract claims to include incurred and paid long-duration life claims that are settled within one year. The Company's liability for unpaid policy and contract claims includes incurred but not reported claims, as well as claims which have been reported but not yet settled. The net incurred and paid claims within the Company's tabular rollforward are principally comprised of death benefits on long-duration life contracts. The adoption did not have an impact on the consolidated financial statements and given the Company's minimal extent of short-duration insurance contracts did not require any other expanded disclosures.

   Effective January 1, 2016, the Company retrospectively adopted new guidance relating to the consolidation of certain entities. The objective of the new standard is to improve targeted areas of the consolidation guidance and to reduce the number of consolidation models. The new consolidation standard provides guidance on how a reporting entity (i) evaluates whether the entity should consolidate limited partnerships and similar entities, (ii) assesses whether the fees paid to a decisionmaker or service provider are variable interests in a VIE, and (iii) assesses the variable interests in a VIE held by related parties of the reporting entity. The new guidance also eliminates the VIE consolidation model based on majority exposure to variability that applied to certain investment companies and similar entities. The adoption of the new guidance did not impact which entities are consolidated by the Company. The consolidated VIE assets and liabilities and unconsolidated VIE carrying amounts and maximum exposure to loss as of December 31, 2016, disclosed in Note 8, reflect the application of the new guidance.

   Effective November 18, 2014, the Company adopted new guidance on when, if ever, the cost of acquiring an entity should be used to establish a new accounting basis ("pushdown") in the acquired entity's separate financial statements. The guidance provides an acquired entity and its subsidiaries with an irrevocable option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. If a reporting entity elects to apply pushdown accounting, its stand-alone financial statements would reflect the acquirer's new basis in the acquired entity's assets and liabilities. The election to apply pushdown accounting should be determined by an acquired entity for each individual change-in-control event in which an acquirer obtains control of the acquired entity; however, an entity that does not elect to apply pushdown accounting in the period of a change-in-control can later elect to retrospectively apply pushdown accounting to the most recent change-in-control transaction as a change in accounting principle. The new guidance did not have a material impact on the consolidated financial statements upon adoption.

   Effective January 1, 2014, the Company adopted new guidance regarding reporting of discontinued operations and disclosures of disposals of components of an entity. The guidance increases the threshold for a disposal to qualify as a discontinued operation, expands the disclosures for discontinued operations and requires new disclosures for certain disposals that do not meet the definition of a discontinued operation. Disposals must now represent a strategic shift that has or will have a major effect on the entity's operations and financial results to qualify as discontinued operations. As discussed in
Note 4, the Company sold its wholly-owned subsidiary, MetLife Assurance
Limited ("MAL"). As a result of the adoption of this new guidance, the results of operations of MAL and the loss on sale have been included in income from continuing operations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


Future Adoption of New Accounting Pronouncements

   In February 2017, the Financial Accounting Standards Board ("FASB") issued new guidance on derecognition of nonfinancial assets (Accounting Standards Update ("ASU") 2017- 05, Other Income-Gains and Losses from the Derecognition of Nonfinancial Assets (Subtopic 610-20): Clarifying the Scope of Asset Derecognition Guidance and Accounting for Partial Sales of Nonfinancial Assets). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those years. Early adoption is permitted for interim or annual reporting periods beginning after December 15, 2016. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance clarifies the scope and accounting of a financial asset that meets the definition of an "in-substance nonfinancial asset" and defines the term, "in-substance nonfinancial asset." The ASU also adds guidance for partial sales of nonfinancial assets. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In January 2017, the FASB issued new guidance on business combinations
(ASU 2017- 01, Business Combinations (Topic 805): Clarifying the Definition of a Business). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a prospective basis. Early adoption is permitted as specified in the guidance. The new guidance clarifies the definition of a business and requires that an entity apply certain criteria in order to determine when a set of assets and activities qualifies as a business. The adoption of this standard will result in fewer acquisitions qualifying as businesses and, accordingly, acquisition costs for those acquisitions that do not qualify as businesses will be capitalized rather than expensed. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In November 2016, the FASB issued new guidance on restricted cash
(ASU 2016-18, Statement of Cash Flows (Topic 230): a consensus of the FASB Emerging Issues Task Force). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. As a result, the new guidance requires that amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The new guidance does not provide a definition of restricted cash or restricted cash equivalents. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In October 2016, the FASB issued new guidance on consolidation evaluation for entities under common control (ASU 2016-17, Consolidation (Topic 810):
Interests Held through Related Parties That Are under Common Control). The new guidance is effective for fiscal years beginning after December 15, 2016 and interim periods within those fiscal years, and should be applied on a retrospective basis. Early adoption is permitted. The new guidance does not change the characteristics of a primary beneficiary under current GAAP. It changes how a reporting entity evaluates whether it is the primary beneficiary of a VIE by changing how a reporting entity that is a single decisionmaker of a VIE handles indirect interests in the entity held through related parties that are under common control with the reporting entity. The adoption of this new guidance will not have a material impact on the Company's consolidated financial statements.

   In October 2016, the FASB issued new guidance on tax accounting for intra-entity transfers of assets (ASU 2016-16, Income Taxes (Topic 740):
Intra-Entity Transfers of Assets Other Than Inventory). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied on a modified retrospective basis. Early adoption is permitted in the first interim or annual reporting period. Current guidance prohibits the recognition of current and deferred income taxes for an intra-entity asset transfer until the asset has been sold to an outside party. The new guidance requires an entity to recognize the income tax consequences of an intra-entity transfer of an asset other than inventory when the transfer occurs. Also, the guidance eliminates the exception for an intra-entity transfer of an asset other than inventory. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

   In August 2016, the FASB issued new guidance on cash flow statement presentation (ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments). The new guidance is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years, and should be applied retrospectively to all periods presented. Early adoption is permitted in any interim or annual period. This ASU addresses diversity in how certain cash receipts and cash payments are presented and classified on the statement of cash flows. The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   In June 2016, the FASB issued new guidance on measurement of credit losses on financial instruments (ASU 2016-13, Financial Instruments--Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments). The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses. The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts. The new guidance requires that an OTTI on a debt security will be recognized as an allowance going forward, such that improvements in expected future cash flows after an impairment will no longer be reflected as a prospective yield adjustment through net investment income, but rather a reversal of the previous impairment and recognized through realized investment gains and losses. The guidance also requires enhanced disclosures. The Company has assessed the asset classes impacted by the new guidance and is currently assessing the accounting and reporting system changes that will be required to comply with the new guidance. The Company believes that the most significant impact upon adoption will be to its mortgage loan investments. The Company is continuing to evaluate the overall impact of the new guidance on its consolidated financial statements.

   In January 2016, the FASB issued new guidance (ASU 2016-01, Financial Instruments-Overall: Recognition and Measurement of Financial Assets and Financial Liabilities) on the recognition and measurement of financial instruments. The new guidance is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted for the instrument-specific credit risk provision. The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the FVO that are due to instrument-specific credit risk, and
(iii) certain disclosures associated with the fair value of financial instruments. Additionally, there will no longer be a requirement to assess equity securities for impairment since such securities will be measured at fair value through net income. The Company has assessed the population of financial instruments that are subject to the new guidance and has determined that the most significant impact will be the requirement to report changes in fair value in net income each reporting period for all equity securities currently classified as AFS and to a lesser extent, other limited partnership interests and real estate joint ventures that are currently accounted for under the cost method. The population of these investments accounted for under the cost method is not material. The Company is continuing to evaluate the overall impact of this guidance on its consolidated financial statements.

   In May 2014, the FASB issued a comprehensive new revenue recognition standard (ASU 2014-09, Revenue from Contracts with Customers (Topic 606)), effective for fiscal years beginning after December 15, 2017 and interim periods within those years. The guidance may be applied retrospectively for all periods presented or retrospectively with a cumulative-effect adjustment at the date of adoption. The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance and investment contracts within the scope of Financial Services insurance (Topic 944), leases, financial instruments and guarantees. For those contracts that are impacted, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled, in exchange for those goods or services. Given the scope of the new revenue recognition guidance, the Company does not expect the adoption to have a material impact on its consolidated revenues or statements of operations, with the Company's implementation efforts primarily focused on other revenues on the consolidated statements of operations.

Other

   Effective January 3, 2017, the Chicago Mercantile Exchange ("CME") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments will impact the accounting treatment of the Company's centrally cleared derivatives, for which the CME serves as the central clearing party. The application of the amended rulebook is expected to reduce the gross derivative assets and liabilities, as well as the related collateral, recorded on the consolidated balance sheet for trades cleared through the CME. The Company is currently evaluating the impact of these amendments on its consolidated financial statements. This change is not expected to impact the tax treatment of such derivatives, although the IRS is being asked to issue definitive guidance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities, Life and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other. Also, in the fourth quarter of 2016, the Company moved the universal life policies with secondary guarantees ("ULSG") business from the Life segment to the Run-off segment. These and certain other presentation changes were applied retrospectively and did not have an impact on total consolidated net income (loss) or operating earnings in the prior periods.

Annuities

   The Annuities segment offers a variety of variable, fixed, index-linked and income annuities designed to address contractholders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

Life

   The Life segment offers insurance products and services, including term, whole, universal and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

Run-off

   The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, certain company-owned life insurance policies, bank-owned life insurance policies, funding agreements and ULSG.

Corporate & Other

   Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Additionally, Corporate & Other includes assumed reinsurance of certain variable annuity products from a former affiliated operating joint venture in Japan. Under this in-force reinsurance agreement, the Company reinsured living and death benefit guarantees issued in connection with variable annuity products. Also, Corporate & Other includes a reinsurance agreement to assume certain blocks of indemnity reinsurance from an affiliate. These reinsurance agreements were recaptured effective November 1, 2014. Corporate & Other also includes the elimination of intersegment amounts and a portion of MetLife's U.S. insurance business sold direct to consumers.

Financial Measures and Segment Accounting Policies

   Operating earnings is used by management to evaluate performance and allocate resources. Consistent with GAAP guidance for segment reporting, operating earnings is also the Company's GAAP measure of segment performance and is reported below. Operating earnings should not be viewed as a substitute for net income (loss). The Company believes the presentation of operating earnings as the Company measures it for management purposes enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Operating earnings allows analysis of the Company's performance and facilitates comparisons to industry results.

   Operating earnings is defined as operating revenues less operating expenses, both net of income tax.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   The following are excluded from total revenues in calculating operating revenues:

  .   Net investment gains (losses);

  . Net derivative gains (losses) except: (i) earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment and (ii) earned income on derivatives and amortization of premium on derivatives that are hedges of policyholder account balances but do not qualify for hedge accounting treatment;

  . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees");

  . Certain amounts related to securitization entities that are VIEs consolidated under GAAP; and

  . Results of discontinued operations and other businesses that have been or will be sold or exited by the Company ("Divested Businesses").

   The following are excluded from total expenses in calculating operating expenses:

  . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets, benefits and hedging costs related to GMIBs ("GMIB Costs") and market value adjustments associated with surrenders or terminations of contracts;

  . Amounts related to: (i) net investment gains (losses) and net derivative gains (losses) and (ii) GMIB Fees and GMIB Costs included in amortization of deferred policy acquisition costs and value of business acquired;

  . Recognition of certain contingent assets and liabilities that could not be recognized at acquisition or adjusted for during the measurement period under GAAP business combination accounting guidance;

  .   Results of discontinued operations and Divested Businesses;

  . Amounts related to securitization entities that are VIEs consolidated under GAAP;

  .   Goodwill impairment; and

  . Costs related to: (i) implementation of new insurance regulatory requirements and (ii) acquisition and integration costs.

   The tax impact of the adjustments mentioned above are calculated net of the U.S. or foreign statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2016, 2015 and 2014 and at December 31, 2016 and 2015. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for operating earnings adjustments as defined above. In addition, segment accounting policies include the method of capital allocation described below.

   The internal capital model is a MetLife developed risk capital model that reflects management's judgment and view of required capital to represent the measurement of the risk profile of the business, to meet the Company's long term promises to clients, to service long-term obligations and to support the credit ratings of the Company. It accounts for the unique and specific nature of the risks inherent in the Company's business. Management is responsible for the ongoing production and enhancement of the internal capital model and reviews its approach periodically to ensure that it remains consistent with emerging industry practice standards. As such, the internal capital allocation methodology in the future may differ from MetLife's historical model.

   The Company allocates equity to the segments based on the internal capital model, coupled with considerations of local capital requirements, and aligns with emerging standards and consistent risk principles.

   Segment net investment income is credited or charged based on the level of allocated equity; however, changes in allocated equity do not impact the Company's consolidated net investment income or net income (loss).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


   Net investment income is based upon the actual results of each segment's specifically identifiable investment portfolios adjusted for allocated equity. Other costs are allocated to each of the segments based upon: (i) a review of the nature of such costs; (ii) time studies analyzing the amount of employee time incurred by each segment; and (iii) cost estimates included in the Company's product pricing.

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2016                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,399  $   (138)    $    (63)    $    (64)    $    1,134
Provision for income tax expense (benefit).         411       (50)         (25)         (40)           296
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      988  $    (88)    $    (38)    $    (24)           838
                                            =========== =========    =========    =========
Adjustments for:...........................
Net investment gains (losses)..............                                                            (32)
Net derivative gains (losses)..............                                                         (5,878)
Other adjustments to net income............                                                             68
Provision for income tax (expense) benefit.                                                          2,067
                                                                                               -----------
Net income (loss)..........................                                                     $   (2,937)
                                                                                               ===========
Inter-segment revenues.....................  $      722  $   (867)    $   (127)    $    (40)
Interest revenue...........................  $    1,412  $    295     $  1,235     $     62
Interest expense...........................  $       --  $     --     $     --     $     67

                                                             Corporate
At December 31, 2016          Annuities    Life     Run-off   & Other    Total
----------------------------- ---------- --------- --------- --------- ----------
                                                 (In millions)
Total assets.................  $ 141,111  $ 12,674  $ 39,261  $ 6,227   $ 199,273
Separate account assets......  $  95,450  $  1,671  $  3,467  $    --   $ 100,588
Separate account liabilities.  $  95,450  $  1,671  $  3,467  $    --   $ 100,588

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


                                                                Operating Results
                                            --------------------------------------------------------
                                                                                  Corporate
Year Ended December 31, 2015                 Annuities     Life       Run-off      & Other        Total
------------------------------------------- ----------- ---------    ---------    ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,318  $    (54)    $    590     $   (207)    $    1,647
Provision for income tax expense (benefit).         329       (21)         204          (89)           423
                                            ----------- ---------    ---------    ---------    -----------
  Operating earnings.......................  $      989  $    (33)    $    386     $   (118)         1,224
                                            =========== =========    =========    =========
Adjustments for:
Net investment gains (losses)..............                                                             36
Net derivative gains (losses)..............                                                           (424)
Other adjustments to net income............                                                           (205)
Provision for income tax (expense) benefit.                                                            208
                                                                                               -----------
Net income (loss)..........................                                                     $      839
                                                                                               ===========
Inter-segment revenues.....................  $      590  $   (740)    $    (72)    $    137
Interest revenue...........................  $    1,245  $    296     $  1,360     $    (60)
Interest expense...........................  $       --  $     --     $     --     $     68

                                                                Corporate &
At December 31, 2015           Annuities     Life     Run-off      Other       Total
----------------------------- ----------- ---------- ---------- ----------- -----------
                                                    (In millions)
Total assets.................  $  136,230  $  12,805  $  43,142  $  10,185   $  202,362
Separate account assets......  $   96,922  $   1,580  $   3,233  $      --   $  101,735
Separate account liabilities.  $   96,922  $   1,580  $   3,233  $      --   $  101,735

                                                                Operating Results
                                            --------------------------------------------------------
                                                                                Corporate
Year Ended December 31, 2014                 Annuities     Life       Run-off    & Other        Total
------------------------------------------- ----------- ---------    ---------  ---------    -----------
                                                                  (In millions)
Pre-tax operating earnings.................  $    1,221  $   (152)    $    664   $   (109)    $    1,624
Provision for income tax expense (benefit).         295       (56)         227        (46)           420
                                            ----------- ---------    ---------  ---------    -----------
  Operating earnings.......................  $      926  $    (96)    $    437   $    (63)         1,204
                                            =========== =========    =========  =========
Adjustments for:
Net investment gains (losses)..............                                                         (469)
Net derivative gains (losses)..............                                                         (181)
Other adjustments to net income............                                                         (684)
Provision for income tax (expense) benefit.                                                          425
                                                                                             -----------
Net income (loss)..........................                                                   $      295
                                                                                             ===========
Inter-segment revenues.....................  $      729  $   (703)    $   (275)  $     66
Interest revenue...........................  $    1,177  $    295     $  1,384   $   (109)
Interest expense...........................  $       --  $      5     $     --   $     68

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

2. Segment Information (continued)


      Reconciliation of Company operating revenues to total revenues:

                                           Years Ended December 31,
                                 -------------------------------------------
                                        2016           2015           2014
                                 -------------  -------------  -------------
                                                (In millions)
  Annuities.....................  $      4,295   $      4,528   $      4,677
  Life..........................           725            738            568
  Run-off.......................         1,919          1,998          1,935
                                 -------------  -------------  -------------
    Total segment...............         6,939          7,264          7,180
                                 -------------  -------------  -------------
  Corporate & Other.............           176            188            134
  Net investment gains (losses).           (32)            36           (469)
  Net derivative gains (losses).        (5,878)          (424)          (181)
  Other adjustments.............           (25)            40            239
                                 -------------  -------------  -------------
    Total.......................  $      1,180   $      7,104   $      6,903
                                 =============  =============  =============

   The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                        Years Ended December 31,
                                -----------------------------------------
                                       2016          2015          2014
                                ------------- ------------- -------------
                                              (In millions)
       Annuity products........  $      3,300  $      3,568  $      3,926
       Life insurance products.         1,055         1,176           953
       Other products..........            23           133             5
                                ------------- ------------- -------------
         Total.................  $      4,378  $      4,877  $      4,884
                                ============= ============= =============

   Substantially all of the Company's consolidated premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any customer did not exceed 10% of consolidated premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


3. Mergers

   In November 2014, MetLife Insurance Company of Connecticut, a wholly-owned subsidiary of MetLife, Inc., re-domesticated from Connecticut to Delaware, changed its name to MetLife Insurance Company USA and merged with its subsidiary, MLI-USA, and its affiliate, MLIIC, each a U.S. insurance company that issued variable annuity products in addition to other products, and Exeter, a former offshore, captive reinsurance subsidiary of MetLife, Inc. and affiliate of MetLife Insurance Company of Connecticut that mainly reinsured guarantees associated with variable annuity products (the "Mergers"). The surviving entity of the Mergers was MetLife USA. Exeter, formerly a Cayman Islands company, was re-domesticated to Delaware in October 2013. Prior to the Mergers, 40,000,000 authorized shares of common stock, of which 30,000,000 shares were issued and outstanding, were converted to 4,000 authorized shares of common stock, of which 3,000 shares were issued and outstanding.

   Prior to the Mergers, effective January 1, 2014, following receipt of New York State Department of Financial Services approval, MetLife Insurance Company of Connecticut withdrew its license to issue insurance policies and annuity contracts in New York. Also effective January 1, 2014, MetLife Insurance Company of Connecticut reinsured with MLIC, an affiliate, all existing New York insurance policies and annuity contracts that include a separate account feature and deposited investments with an estimated fair market value of $6.3 billion into a custodial account to secure MetLife Insurance Company of Connecticut's remaining New York policyholder liabilities not covered by such reinsurance. Also prior to the Mergers, certain risks ceded to Exeter were recaptured. See Notes 8, 9 and 13 for information regarding additional transactions in connection with the Mergers.

   The Mergers represent a transaction among entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the merged entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

4. Disposition

   In May 2014, the Company completed the sale of its wholly-owned subsidiary, MAL, for $702 million ((Pounds)418 million) in net cash consideration. As a result of the sale, a loss of $608 million ($436 million, net of income tax), was recorded for the year ended December 31, 2014, which includes a reduction to goodwill of $112 million ($94 million, net of income tax). The loss is reflected within net investment gains (losses) on the consolidated statements of operations and comprehensive income (loss). Compared to the expected loss at the time of the sales agreement, the actual loss on the sale was increased by net income from MAL of $77 million for the year ended December 31, 2014. MAL's results of operations are included in continuing operations. They were historically included in the Run-off segment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


5. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                   -----------------------------
                                        2016           2015
                                   -------------- --------------
                                           (In millions)
                Annuities           $      31,516  $      27,370
                Life                        6,687          7,105
                Run-off                    25,027         27,463
                Corporate & Other           7,425          7,166
                                   -------------- --------------
                  Total             $      70,655  $      69,104
                                   ============== ==============

   See Note 7 for discussion of affiliated reinsurance liabilities included in the table above.

   Future policy benefits are measured as follows:

Product Type:                      Measurement Assumptions:
-----------------------------------------------------------------------------------------------------------------------------
Participating life                 Aggregate of (i) net level premium reserves for death and endowment policy benefits
                                   (calculated based upon the non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and
                                   (ii) the liability for terminal dividends.
-----------------------------------------------------------------------------------------------------------------------------
Nonparticipating life              Aggregate of the present value of expected future benefit payments and related expenses less the present value of expected future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%.
-----------------------------------------------------------------------------------------------------------------------------
Individual and group               Present value of expected future payments. Interest rate assumptions used in establishing traditional fixed annuities after  such liabilities range from 3% to 8%.
annuitization
-----------------------------------------------------------------------------------------------------------------------------
Non-medical health                 The net level premium method and assumptions as to future morbidity, withdrawals and
insurance                          interest, which provide a margin for adverse deviation. Interest rate assumptions used in establishing such liabilities range from 4% to 7%.
-----------------------------------------------------------------------------------------------------------------------------
Disabled lives                     Present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rate assumptions used in establishing such liabilities range from 3% to 7%.

   Participating business represented 4% and 3% of the Company's life insurance in-force at December 31, 2016 and 2015, respectively. Participating policies represented 45%, 43% and 39% of gross traditional life insurance premiums for the years ended December 31, 2016, 2015 and 2014, respectively.

   Policyholder account balances are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from less than 1% to 8%, less expenses, mortality charges and withdrawals; and (iii) fair value adjustments relating to business combinations.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Guarantees

   The Company issues variable annuity products with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note
9. Guarantees accounted for as insurance liabilities include:

Guarantee:                                            Measurement Assumptions:
----------------------------------------------------------------------------------------------------------------------
GMDBs       A return of purchase payment upon death       Present value of expected death benefits in excess of the
             even if the account value is reduced          projected account balance recognizing the excess ratably
             to zero.                                      over the accumulation period based on the present value
                                                           of total expected assessments.
            An enhanced death benefit may be              Assumptions are consistent with those used for amortizing
             available for an additional fee.              DAC, and are thus subject to the same variability and
                                                           risk.
                                                          Investment performance and volatility assumptions are
                                                           consistent with the historical experience of the
                                                           appropriate underlying equity index, such as the S&P
                                                           500 Index.

                                                          Benefit assumptions are based on the average benefits
                                                           payable over a range of scenarios.
----------------------------------------------------------------------------------------------------------------------
GMIBs       After a specified period of time              Present value of expected income benefits in excess of the
             determined at the time of issuance of         projected account balance at any future date of
             the variable annuity contract, a              annuitization and recognizing the excess ratably over the
             minimum accumulation of purchase              accumulation period based on present value of total
             payments, even if the account value is        expected assessments.
             reduced to zero, that can be
             annuitized to receive a monthly income
             stream that is not less than a
             specified amount.
            Certain contracts also provide for a          Assumptions are consistent with those used for estimating
             guaranteed lump sum return of purchase        GMDB liabilities.
             premium in lieu of the annuitization
             benefit.
                                                          Calculation incorporates an assumption for the percentage
                                                           of the potential annuitizations that may be elected by the contractholder.
----------------------------------------------------------------------------------------------------------------------
GMWBs       A return of purchase payment via              Expected value of the life contingent payments and
             partial withdrawals, even if the              expected assessments using assumptions consistent with
             account value is reduced to zero,             those used for estimating the GMDB liabilities.
             provided that cumulative withdrawals
             in a contract year do not exceed a
             certain limit.
            Certain contracts include guaranteed
             withdrawals that are life contingent.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding base policy liabilities and embedded derivatives) relating to annuity and universal and variable life contracts was as follows:

                                                    Universal and Variable
                                  Annuity Contracts     Life Contracts
                                  ----------------  ----------------------
                                                          Secondary
                                   GMDBs    GMIBs         Guarantees        Total
                                  ------   ------   ---------------------- ------
                                                  (In millions)
Direct
Balance at January 1, 2014....... $  404   $1,155                   $1,784 $3,343
Incurred guaranteed benefits (1).    231      285                      590  1,106
Paid guaranteed benefits.........    (24)      --                       --    (24)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    611    1,440                    2,374  4,425
Incurred guaranteed benefits.....    248      317                      413    978
Paid guaranteed benefits.........    (36)      --                       --    (36)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    823    1,757                    2,787  5,367
Incurred guaranteed benefits.....    331      300                      752  1,383
Paid guaranteed benefits.........    (58)      --                       --    (58)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,096   $2,057                   $3,539 $6,692
                                  ======   ======   ====================== ======
Net Ceded/(Assumed)
Balance at January 1, 2014....... $ (205)  $ (155)                  $1,312 $  952
Incurred guaranteed benefits (1).    175       98                      477    750
Paid guaranteed benefits.........      1       --                       --      1
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    (29)     (57)                   1,789  1,703
Incurred guaranteed benefits.....     19       (9)                     362    372
Paid guaranteed benefits.........    (33)      --                       --    (33)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    (43)     (66)                   2,151  2,042
Incurred guaranteed benefits.....     41       (3)                     594    632
Paid guaranteed benefits.........    (54)      (1)                      --    (55)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $  (56)  $  (70)                  $2,745 $2,619
                                  ======   ======   ====================== ======
Net
Balance at January 1, 2014....... $  609   $1,310                   $  472 $2,391
Incurred guaranteed benefits (1).     56      187                      113    356
Paid guaranteed benefits.........    (25)      --                       --    (25)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2014.....    640    1,497                      585  2,722
Incurred guaranteed benefits.....    229      326                       51    606
Paid guaranteed benefits.........     (3)      --                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2015.....    866    1,823                      636  3,325
Incurred guaranteed benefits.....    290      303                      158    751
Paid guaranteed benefits.........     (4)       1                       --     (3)
                                  ------   ------   ---------------------- ------
Balance at December 31, 2016..... $1,152   $2,127                   $  794 $4,073
                                  ======   ======   ====================== ======

---------

(1) See Note 7.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


    Information regarding the Company's guarantee exposure was as follows at:

                                                                  December 31,
                                         -----------------------------------------------------------
                                                      2016                            2015
                                         ---------------------------     ---------------------------
                                             In the           At             In the           At
                                         Event of Death  Annuitization   Event of Death  Annuitization
                                         --------------  -------------   --------------  -------------
                                                              (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3).................   $ 101,827       $  57,370       $ 103,830       $  58,615
Separate account value..................   $  97,237       $  56,048       $  98,897       $  57,284
Net amount at risk......................   $   6,726 (4)   $   2,906 (5)   $   8,168 (4)   $   2,088 (5)
Average attained age of contractholders.    67 years        67 years        66 years        66 years

                                                     December 31,
                                                  ---------------------
                                                    2016       2015
                                                  ---------  ---------
                                                  Secondary Guarantees
                                                  ---------------------
                                                  (Dollars in millions)
           Universal and Variable Life Contracts
           Total account value (3)............... $   7,176  $   6,919
           Net amount at risk (6)................ $  90,973  $  90,940
           Average attained age of policyholders.  60 years   59 years

---------
(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the NARs presented reflect the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 7 for a discussion of GMxBs which have been reinsured.

(3) Includes the contractholder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contractholders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contractholders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                         ---------------
                                          2016    2015
                                         ------- -------
                                          (In millions)
                        Fund Groupings:
                          Balanced...... $49,224 $49,870
                          Equity........  39,749  41,269
                          Bond..........   5,726   4,802
                          Money Market..     654     768
                                         ------- -------
                            Total....... $95,353 $96,709
                                         ======= =======

Obligations Under Funding Agreements

   The Company issues fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2016, 2015 and 2014, the Company issued $1.4 billion, $13.0 billion and $12.2 billion, respectively, and repaid $3.4 billion, $14.4 billion and $13.9 billion, respectively, of such funding agreements. As of December 31, 2016 and 2015, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $127 million and $2.2 billion, respectively.

   The Company is a member of the Federal Home Loan Bank ("FHLB") of Pittsburgh and holds common stock in certain regional banks in the FHLB system ("FHLBanks"). Holdings of common stock of FHLBanks, included in equity securities, were as follows as of:

                                             December 31,
                                             ------------
                                             2016    2015
                                             ----    ----
                                             (In millions)
                         FHLB of Pittsburgh.  $44     $85
                         FHLB of Boston.....  $27     $36
                         FHLB of Des Moines.  $ 4     $ 4

   The Company has also entered into funding agreements with FHLBanks. The liability for such funding agreements is included in policyholder account balances. Information related to such funding agreements was as follows as of:

                             Liability              Collateral
                            ----------- -----------------------------------
                                             December 31,
                            -----------------------------------------------
                            2016  2015          2016               2015
                            ---- ------ ----------------- -
                                             (In millions)
    FHLB of Pittsburgh (1). $500 $1,570 $      3,765 (2)   $     1,789  (2)
    FHLB of Boston (1)..... $ 50 $  250 $        144 (2)   $       311  (2)
    FHLB of Des Moines (1). $ 95 $   95 $        266 (2)   $       147  (2)

---------

(1) Represents funding agreements issued to the applicable FHLBank in exchange for cash and for which such FHLBank has been granted a lien on certain assets, some of which are in the custody of such FHLBank, including residential mortgage-backed securities ("RMBS"), to collateralize obligations under advances evidenced by funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of such FHLBank as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, such FHLBank's recovery on the collateral is limited to the amount of the Company's liability to such FHLBank.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


(2) Advances are collateralized by mortgage-backed securities. The amount of collateral presented is at estimated fair value.

Liabilities for Unpaid Claims and Claim Expenses

    Information regarding the liabilities for unpaid claims and claim expense was as follows:

                                                  Years Ended December 31,
                                                 -------------------------
                                                   2016     2015     2014
                                                 -------  -------  -------
                                                       (In millions)
     Balance at December 31 of prior period.....  $1,693   $1,483   $1,325
       Less: Reinsurance recoverables...........   1,545    1,400    1,235
                                                 -------  -------  -------
     Net balance at December 31 of prior period.     148       83       90
     Cumulative adjustment (1)..................      67       --       --
                                                 -------  -------  -------
     Net balance at January 1,..................     215       83       90
     Incurred related to:
       Current year.............................     638      105        3
       Prior years (2)..........................     (22)      --        2
                                                 -------  -------  -------
         Total incurred.........................     616      105        5
                                                 -------  -------  -------
     Paid related to:
       Current year.............................    (613)     (30)      --
       Prior years..............................     (60)     (10)     (12)
                                                 -------  -------  -------
         Total paid.............................    (673)     (40)     (12)
                                                 -------  -------  -------
     Net balance at December 31,................     158      148       83
       Add: Reinsurance recoverables............   1,808    1,545    1,400
                                                 -------  -------  -------
     Balance at December 31,....................  $1,966   $1,693   $1,483
                                                 =======  =======  =======

---------

(1) Reflects the accumulated adjustment, net of reinsurance, upon implementation of the new guidance related to short-duration contracts. Prior periods have not been restated. See Note 1.

(2) During 2016, 2015 and 2014, claims and claims adjustment expenses associated with prior years changed due to differences between the actual benefits paid and the expected benefits owed during those periods.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

5. Insurance (continued)


Separate Accounts

   Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $100.6 billion and $101.5 billion at December 31, 2016 and 2015, respectively, for which the policyholder assumes all investment risk, and separate accounts for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $33 million and $189 million at December 31, 2016 and 2015, respectively. The latter category consisted of bank owned life insurance contracts. The average interest rate credited on these contracts was 2.63% and 2.56% at December 31, 2016 and 2015, respectively.

   For each of the years ended December 31, 2016, 2015 and 2014, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

Nonparticipating and Non-Dividend-Paying Traditional Contracts

   The Company amortizes DAC and VOBA related to these contracts (primarily term insurance) over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

Participating, Dividend-Paying Traditional Contracts

   The Company amortizes DAC related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and other factor changes, as well as policyholder dividend scales, are reasonably likely to significantly impact the rate of DAC amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins. When expected future gross margins are below those previously estimated, the DAC amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross margins are above the previously estimated expected future gross margins. Each period, the Company also reviews the estimated gross margins for each block of business to determine the recoverability of DAC balances.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


Fixed and Variable Universal Life Contracts and Fixed and Variable Deferred Annuity Contracts

   The Company amortizes DAC and VOBA related to these contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, persistency and benefit elections and withdrawals are reasonably likely to significantly impact the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits. Each period, the Company also reviews the estimated gross profits for each block of business to determine the recoverability of DAC and VOBA balances.

Factors Impacting Amortization

   Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period, which can result in significant fluctuations in amortization of DAC and VOBA. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death and living benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

   The Company also periodically reviews other long-term assumptions underlying the projections of estimated gross margins and profits. These assumptions primarily relate to investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, benefit elections and withdrawals and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will generally decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

   Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If such modification, referred to as an internal replacement, substantially changes the contract, the associated DAC or VOBA is written off immediately through income and any new deferrable costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

   Amortization of DAC and VOBA is attributed to net investment gains (losses) and net derivative gains (losses), and to other expenses for the amount of gross margins or profits originating from transactions other than investment gains and losses. Unrealized investment gains and losses represent the amount of DAC and VOBA that would have been amortized if such gains and losses had been recognized.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding DAC and VOBA was as follows:

                                                                   Years Ended December 31,
                                                                   -----------------------
                                                                     2016    2015    2014
                                                                   -------  ------  ------
                                                                        (In millions)
DAC
Balance at January 1,............................................. $ 4,131  $4,162  $4,795
Capitalizations...................................................     282     325     279
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).   1,348     188    (152)
  Other expenses..................................................  (1,107)   (639)   (699)
                                                                   -------  ------  ------
    Total amortization............................................     241    (451)   (851)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................     (20)     95     (61)
                                                                   -------  ------  ------
Balance at December 31,...........................................   4,634   4,131   4,162
                                                                   -------  ------  ------
VOBA
Balance at January 1,.............................................     678     728     896
Amortization related to:
  Net investment gains (losses) and net derivative gains (losses).       2     (19)     (1)
  Other expenses..................................................     (71)   (125)   (138)
                                                                   -------  ------  ------
    Total amortization............................................     (69)   (144)   (139)
                                                                   -------  ------  ------
Unrealized investment gains (losses)..............................      31      94     (29)
                                                                   -------  ------  ------
Balance at December 31,...........................................     640     678     728
                                                                   -------  ------  ------
Total DAC and VOBA
Balance at December 31,........................................... $ 5,274  $4,809  $4,890
                                                                   =======  ======  ======

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                           December 31,
                                           -------------
                                            2016   2015
                                           ------ ------
                                           (In millions)
                        Annuities......... $4,521 $3,510
                        Life..............    504    680
                        Run-off...........    112    510
                        Corporate & Other.    137    109
                                           ------ ------
                          Total........... $5,274 $4,809
                                           ====== ======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

6. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                  Years Ended December 31,
                                                  -----------------------
                                                  2016     2015    2014
                                                  ----     ----    ----
                                                    (In millions)
            DSI
            Balance at January 1,................ $478     $522    $619
            Capitalization.......................    2        3       4
            Amortization.........................  (88)     (64)    (73)
            Unrealized investment gains (losses).   (1)      17     (28)
                                                  ----     ----    ----
            Balance at December 31,.............. $391     $478    $522
                                                  ====     ====    ====
            VODA and VOCRA
            Balance at January 1,................ $125     $142    $159
            Amortization.........................  (15)     (17)    (17)
                                                  ----     ----    ----
            Balance at December 31,.............. $110     $125    $142
                                                  ====     ====    ====
            Accumulated amortization............. $130     $115    $ 98
                                                  ====     ====    ====

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                 VOBA      VODA and VOCRA
                            -------------- --------------
                                    (In millions)
                      2017. $          108 $          14
                      2018. $           92 $          13
                      2019. $           78 $          12
                      2020. $           58 $          11
                      2021. $           50 $           9

7. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 8.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


Annuities and Life

   For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders, and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company reinsures 100% of certain variable annuity risks to an affiliate. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by certain affiliates.

   For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures portions of the risk associated with certain whole life policies to an affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by an affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

Corporate & Other

   The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company.

Catastrophe Coverage

   The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

Reinsurance Recoverables

   The Company reinsures its business through a diversified group of well-capitalized reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2016 and 2015, were not significant.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts and funds withheld accounts. The Company had $2.6 billion and $2.4 billion of unsecured unaffiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   At December 31, 2016, the Company had $9.1 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.8 billion, or 86%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured. At December 31, 2015, the Company had $8.5 billion of net unaffiliated ceded reinsurance recoverables. Of this total, $7.4 billion, or 87%, were with the Company's five largest unaffiliated ceded reinsurers, including $1.5 billion of net unaffiliated ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                                 Years Ended December 31,
                                                                                -------------------------
                                                                                  2016     2015     2014
                                                                                -------  -------  -------
                                                                                      (In millions)
Premiums
Direct premiums................................................................ $ 2,117  $ 2,281  $ 2,226
Reinsurance assumed............................................................      79      297       94
Reinsurance ceded..............................................................  (1,275)  (1,145)  (1,168)
                                                                                -------  -------  -------
  Net premiums................................................................. $   921  $ 1,433  $ 1,152
                                                                                =======  =======  =======
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.................. $ 3,476  $ 3,607  $ 3,610
Reinsurance assumed............................................................     129      142      398
Reinsurance ceded..............................................................    (909)    (809)    (815)
                                                                                -------  -------  -------
  Net universal life and investment-type product policy fees................... $ 2,696  $ 2,940  $ 3,193
                                                                                =======  =======  =======
Other revenues
Direct other revenues.......................................................... $   259  $   258  $   259
Reinsurance assumed............................................................      87       --       28
Reinsurance ceded..............................................................     415      246      252
                                                                                -------  -------  -------
  Net other revenues........................................................... $   761  $   504  $   539
                                                                                =======  =======  =======
Policyholder benefits and claims
Direct policyholder benefits and claims........................................ $ 5,909  $ 4,807  $ 4,797
Reinsurance assumed............................................................     128      305      263
Reinsurance ceded..............................................................  (3,053)  (2,416)  (2,296)
                                                                                -------  -------  -------
  Net policyholder benefits and claims......................................... $ 2,984  $ 2,696  $ 2,764
                                                                                =======  =======  =======
Interest credited to policyholder account balances
Direct interest credited to policyholder account balances...................... $ 1,027  $ 1,104  $ 1,125
Reinsurance assumed............................................................      75       78       76
Reinsurance ceded..............................................................    (145)    (145)    (139)
                                                                                -------  -------  -------
  Net interest credited to policyholder account balances....................... $   957  $ 1,037  $ 1,062
                                                                                =======  =======  =======
Amortization of deferred policy acquisition costs and value of business acquired
Direct amortization of deferred policy acquisition costs and value of business
 acquired...................................................................... $  (114) $   630  $   958
Reinsurance assumed............................................................     148        8      100
Reinsurance ceded..............................................................    (206)     (43)     (68)
                                                                                -------  -------  -------
  Net amortization of deferred policy acquisition costs and value of business
   acquired.................................................................... $  (172) $   595  $   990
                                                                                =======  =======  =======
Other expenses
Direct other expenses.......................................................... $ 1,482  $ 1,512  $ 1,566
Reinsurance assumed............................................................      35       47        6
Reinsurance ceded..............................................................     221      163      192
                                                                                -------  -------  -------
  Net other expenses........................................................... $ 1,738  $ 1,722  $ 1,764
                                                                                =======  =======  =======

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                       December 31,
                                                -------------------------------------------------------------------------------
                                                                    2016                                          2015
                                                --------------------------------------------- ---------------------------------
                                                                                     Total
                                                                                    Balance
                                                  Direct     Assumed     Ceded       Sheet      Direct     Assumed     Ceded
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
                                                                                       (In millions)
Assets
Premiums, reinsurance and other
 receivables...................................   $   1,143   $     23  $ 18,935    $  20,101   $     630   $    162  $ 21,459
Deferred policy acquisition costs and value of
 business acquired.............................       6,020         71      (817)       5,274       5,467        219      (877)
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total assets.................................   $   7,163   $     94  $ 18,118    $  25,375   $   6,097   $    381  $ 20,582
                                                =========== ========== =========  =========== =========== ========== =========
Liabilities
Future policy benefits.........................   $  31,567   $    234  $   (117)   $  31,684   $  28,670   $  1,294  $    (70)
Policyholder account balances..................      34,635        952        --       35,587      34,764        897        --
Other policy-related balances..................       1,027      1,677       680        3,384         990      1,804       755
Other liabilities..............................       4,466         12     5,669       10,147       2,566         86     5,030
                                                ----------- ---------- ---------  ----------- ----------- ---------- ---------
  Total liabilities............................   $  71,695   $  2,875  $  6,232    $  80,802   $  66,990   $  4,081  $  5,715
                                                =========== ========== =========  =========== =========== ========== =========

                                                ------------

                                                ------------
                                                   Total
                                                  Balance
                                                   Sheet
                                                -----------

Assets
Premiums, reinsurance and other
 receivables...................................   $  22,251
Deferred policy acquisition costs and value of
 business acquired.............................       4,809
                                                -----------
  Total assets.................................   $  27,060
                                                ===========
Liabilities
Future policy benefits.........................   $  29,894
Policyholder account balances..................      35,661
Other policy-related balances..................       3,549
Other liabilities..............................       7,682
                                                -----------
  Total liabilities............................   $  76,786
                                                ===========

   Effective December 1, 2016, the Company terminated two agreements with an unaffiliated reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in deferred policy acquisition costs and value of business acquired of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were $2.0 billion and $6.0 billion at December 31, 2016 and 2015, respectively. The deposit liabilities on reinsurance was $1 million at both December 31, 2016 and 2015.

Related Party Reinsurance Transactions

   The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, MetLife Reinsurance Company of South Carolina, Brighthouse Life Insurance Company of NY ("Brighthouse NY"), General American Life Insurance Company ("GALIC"), MetLife Europe d.a.c., MetLife Reinsurance Company of Vermont ("MRV"), New England Life Insurance Company ("NELICO"), MetLife Reinsurance Company of Delaware ("MRD"), Delaware American Life Insurance Company ("DELAM") and American Life Insurance Company ("ALICO"), all of which are related parties.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated statements of operations was as follows:

                                                                               Years Ended December 31,
                                                                               ---------------------
                                                                                 2016      2015   2014
                                                                               -------    -----  -----
                                                                                   (In millions)
Premiums
Reinsurance assumed........................................................... $    34    $ 227  $  55
Reinsurance ceded.............................................................    (928)    (783)  (830)
                                                                               -------    -----  -----
  Net premiums................................................................ $  (894)   $(556) $(775)
                                                                               =======    =====  =====
Universal life and investment-type product policy fees
Reinsurance assumed........................................................... $   129    $ 142  $ 291
Reinsurance ceded.............................................................    (359)    (299)  (361)
                                                                               -------    -----  -----
  Net universal life and investment-type product policy fees.................. $  (230)   $(157) $ (70)
                                                                               =======    =====  =====
Other revenues
Reinsurance assumed........................................................... $    56    $  --  $  28
Reinsurance ceded.............................................................     414      246    252
                                                                               -------    -----  -----
  Net other revenues.......................................................... $   470    $ 246  $ 280
                                                                               =======    =====  =====
Policyholder benefits and claims
Reinsurance assumed........................................................... $    91    $ 255  $ 229
Reinsurance ceded.............................................................  (1,304)    (925)  (942)
                                                                               -------    -----  -----
  Net policyholder benefits and claims........................................ $(1,213)   $(670) $(713)
                                                                               =======    =====  =====
Interest credited to policyholder account balances
Reinsurance assumed........................................................... $    75    $  78  $  76
Reinsurance ceded.............................................................    (145)    (145)  (139)
                                                                               -------    -----  -----
  Net interest credited to policyholder account balances...................... $   (70)   $ (67) $ (63)
                                                                               =======    =====  =====
Amortization of deferred policy acquisition costs and value of business acquired
Reinsurance assumed........................................................... $    49    $  24  $  90
Reinsurance ceded.............................................................    (189)     (40)   (63)
                                                                               -------    -----  -----
  Net amortization of deferred policy acquisition costs and value of business. $  (140)   $ (16) $  27
                                                                               =======    =====  =====
Other expenses
Reinsurance assumed........................................................... $    19    $  41  $   2
Reinsurance ceded.............................................................     242      186    219
                                                                               -------    -----  -----
  Net other expenses.......................................................... $   261    $ 227  $ 221
                                                                               =======    =====  =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   Information regarding the significant effects of affiliated reinsurance included on the consolidated balance sheets was as follows at:

                                                                            December 31,
                                                                  -------------------------------
                                                                       2016             2015
                                                                  --------------  ---------------
                                                                  Assumed  Ceded  Assumed  Ceded
                                                                  ------- ------  ------- -------
                                                                           (In millions)
Assets
Premiums, reinsurance and other receivables......................  $   23 $9,661   $  129 $12,746
Deferred policy acquisition costs and value of business acquired.      71   (803)     120    (861)
                                                                  ------- ------  ------- -------
  Total assets...................................................  $   94 $8,858   $  249 $11,885
                                                                  ======= ======  ======= =======
Liabilities
Future policy benefits...........................................  $  213 $ (117)  $  630 $   (70)
Policyholder account balances....................................     952     --      897      --
Other policy-related balances....................................   1,677    680    1,785     755
Other liabilities................................................      10  5,344       27   4,691
                                                                  ------- ------  ------- -------
  Total liabilities..............................................  $2,852 $5,907   $3,339 $ 5,376
                                                                  ======= ======  ======= =======

   The Company assumes risks from affiliates related to guaranteed minimum benefit guarantees written directly by the affiliates. These assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within policyholder account balances and were $952 million and $897 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were ($45) million, ($59) million and ($541) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded two blocks of business to two affiliates on a 90% coinsurance with funds withheld basis. Certain contractual features of these agreements qualify as embedded derivatives, which are separately accounted for at estimated fair value on the Company's consolidated balance sheets. The embedded derivatives related to the funds withheld associated with these reinsurance agreements are included within other liabilities and increased the funds withheld balance by $285 million and $244 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with these embedded derivatives were ($41) million, $137 million and ($348) million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company ceded risks to an affiliate related to guaranteed minimum benefit guarantees written directly by the Company. This ceded reinsurance agreement contains embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with this cession is included within premiums, reinsurance and other receivables and were $3 million and $4 million at December 31, 2016 and 2015, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than ($1) million, less than $1 million, and $4 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   In December 2015, the Company entered into a reinsurance agreement to cede one block of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term life policies issued in 2015 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $83 million and $126 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $34 million and $79 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a loss for this agreement of $27 million and no income for the years ended December 31, 2016 and 2015, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

7. Reinsurance (continued)


   In December 2014, the Company entered into a reinsurance agreement to cede two blocks of business to MRD on a 90% coinsurance with funds withheld basis. This agreement covers certain term and certain universal life policies issued in 2014 by the Company. This agreement transfers risk to MRD and, therefore, is accounted for as reinsurance. As a result of the agreement, affiliated reinsurance recoverables, included in premiums, reinsurance and other receivables, were $136 million and $81 million at December 31, 2016 and 2015, respectively. The Company also recorded a funds withheld liability and other reinsurance payables, included in other liabilities, which were $83 million and $23 million at December 31, 2016 and 2015, respectively. The Company's consolidated statement of operations and comprehensive income (loss) includes a gain for this agreement of $3 million, a loss of $17 million and a loss of less than $1 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $2.4 billion and $6.3 billion of unsecured affiliated reinsurance recoverable balances at December 31, 2016 and 2015, respectively.

   Affiliated reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on affiliated reinsurance were $1.8 billion and $5.8 billion at December 31, 2016 and 2015, respectively. There were no deposit liabilities on affiliated reinsurance at both December 31, 2016 and 2015.

8. Investments

   See Note 10 for information about the fair value hierarchy for investments and the related valuation methodologies.

Investment Risks and Uncertainties

   Investments are exposed to the following primary sources of risk: credit, interest rate, liquidity, market valuation, currency and real estate risk. The financial statement risks, stemming from such investment risks, are those associated with the determination of estimated fair values, the diminished ability to sell certain investments in times of strained market conditions, the recognition of impairments, the recognition of income on certain investments and the potential consolidation of VIEs. The use of different methodologies, assumptions and inputs relating to these financial statement risks may have a material effect on the amounts presented on the consolidated financial statements.

   The determination of valuation allowances and impairments is highly subjective and is based upon periodic evaluations and assessments of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available.

   The recognition of income on certain investments (e.g. structured securities, including mortgage-backed securities, ABS and certain structured investment transactions) is dependent upon certain factors such as prepayments and defaults, and changes in such factors could result in changes in amounts to be earned.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Fixed Maturity and Equity Securities AFS

   Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the fixed maturity and equity securities AFS by sector. Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities and non-redeemable preferred stock is reported within equity securities. Included within fixed maturity securities are structured securities including RMBS, commercial mortgage-backed securities ("CMBS") and ABS (collectively, "Structured Securities").

                                                December 31, 2016                                  December 31, 2015
                                 ------------------------------------------------ ----------------------------------------
                                                 Gross Unrealized                                  Gross Unrealized
                                  Cost or   -------------------------   Estimated  Cost or   ----------------------------
                                  Amortized          Temporary  OTTI      Fair     Amortized            Temporary  OTTI
                                    Cost      Gains    Losses  Losses    Value       Cost       Gains     Losses   Losses
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
                                                                            (In millions)
Fixed maturity securities:
U.S. corporate..................    $17,583  $1,158       $235   $ --     $18,506    $16,160  $    979       $393     $--
U.S. government and agency......     10,517   1,221        188     --      11,550     12,562     1,297         53      --
RMBS............................      6,722     194        101     --       6,815      8,391       201         95      19
Foreign corporate...............      5,512     201        158     --       5,555      4,995       153        194      --
State and political subdivision.      2,633     305         24     --       2,914      2,398       321         13       1
CMBS (1)........................      2,837      26         26     (1)      2,838      2,303        20         23      (1)
ABS.............................      2,562      11         12     --       2,561      2,694        14         34      --
Foreign government..............        946     111         11     --       1,046        651       104         10      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total fixed maturity
   securities...................    $49,312  $3,227       $755   $ (1)    $51,785    $50,154  $  3,089       $815     $19
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======
Equity securities:
Non-redeemable preferred stock..    $   180  $    6       $  9   $ --     $   177    $   217  $     16       $  9     $--
Common stock....................        100      23         --     --         123        167        23          5      --
                                 ---------- ------- ---------- ------  ---------- ---------- --------- ---------- -------
  Total equity securities.......    $   280  $   29       $  9   $ --     $   300    $   384  $     39       $ 14     $--
                                 ========== ======= ========== ======  ========== ========== ========= ========== =======

                                 -----------

                                  Estimated
                                    Fair
                                   Value
                                 ----------

Fixed maturity securities:
U.S. corporate..................    $16,746
U.S. government and agency......     13,806
RMBS............................      8,478
Foreign corporate...............      4,954
State and political subdivision.      2,705
CMBS (1)........................      2,301
ABS.............................      2,674
Foreign government..............        745
                                 ----------
  Total fixed maturity
   securities...................    $52,409
                                 ==========
Equity securities:
Non-redeemable preferred stock..    $   224
Common stock....................        185
                                 ----------
  Total equity securities.......    $   409
                                 ==========

---------

(1) The noncredit loss component of OTTI losses for CMBS was in an unrealized gain position of $1 million at both December 31, 2016 and 2015, due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

    The Company held non-income producing fixed maturity securities with an estimated fair value of $5 million and $11 million with unrealized gains (losses) of less than $1 million and $1 million at December 31, 2016 and 2015, respectively.

 Methodology for Amortization of Premium and Accretion of Discount on Structured Securities

    Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Maturities of Fixed Maturity Securities

    The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2016:

                                                   Due After Five
                                    Due After One      Years                                  Total Fixed
                      Due in One    Year Through    Through Ten    Due After Ten  Structured   Maturity
                      Year or Less   Five Years        Years          Years      Securities   Securities
                     ------------- -------------- --------------- -------------- ----------- ------------
                                                        (In millions)
Amortized cost......        $1,801         $8,096          $8,570        $18,724     $12,121      $49,312
Estimated fair value        $1,805         $8,460          $8,684        $20,622     $12,214      $51,785

    Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

 Continuous Gross Unrealized Losses for Fixed Maturity and Equity Securities AFS by Sector

    The following table presents the estimated fair value and gross unrealized losses of fixed maturity and equity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                    December 31, 2016                                 December 31, 2015
                     -----------------------------------------------  ----------------------------------------------------
                                             Equal to or Greater than                          Equal to or Greater than 12
                       Less than 12 Months          12 Months           Less than 12 Months             Months
                     ----------------------- -----------------------  ------------------------ ---------------------------
                      Estimated     Gross     Estimated      Gross      Estimated    Gross      Estimated       Gross
                        Fair      Unrealized    Fair       Unrealized     Fair     Unrealized     Fair        Unrealized
                       Value       Losses      Value        Losses       Value       Losses      Value         Losses
                     ----------- ----------- -----------  ----------- ------------ -----------  -----------  ------------
                                                           (Dollars in millions)
Fixed maturity
 securities:
U.S. corporate......   $   3,525   $    145    $     625    $     90    $    4,569   $     278   $     571     $      115
U.S. government and
 agency.............       3,548        188           --          --         4,037          53          --             --
RMBS................       2,642         69          811          32         4,305          73         495             41
Foreign corporate...       1,231         60          532          98         1,650          96         605             98
State and political
 subdivision........         548         21           29           3           373          12          19              2
CMBS................       1,307         22          164           3         1,346          21          44              1
ABS.................         433          4          461           8         1,818          28         194              6
Foreign government..         228         10            4           1           130           9           6              1
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total fixed
   maturity
   securities.......   $  13,462   $    519    $   2,626    $    235    $   18,228   $     570   $   1,934     $      264
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Equity securities:
Non-redeemable
 preferred stock....   $      57   $      2    $      40    $      7    $       25   $       1   $      40     $        8
Common stock........          --         --           --          --             6           5           1             --
                     ----------- ----------- -----------  ----------- ------------ ----------- -----------   ------------
 Total equity
   securities.......   $      57   $      2    $      40    $      7    $       31   $       6   $      41     $        8
                     =========== =========== ===========  =========== ============ =========== ===========   ============
Total number of
 securities in
 an unrealized loss
 position...........       1,388                     468                     1,850                     394
                     ===========             ===========              ============             ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

   Evaluation and Measurement Methodologies

      Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below cost or amortized cost;
   (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) with respect to fixed maturity securities, whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers;
   (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security;
   (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

      The methodology and significant inputs used to determine the amount of credit loss on fixed maturity securities are as follows:

  . The Company calculates the recovery value by performing a discounted cash flow analysis based on the present value of future cash flows. The discount rate is generally the effective interest rate of the security prior to impairment.

  . When determining collectability and the period over which value is expected to recover, the Company applies considerations utilized in its overall impairment evaluation process which incorporates information regarding the specific security, fundamentals of the industry and geographic area in which the security issuer operates, and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from management's best estimates of likely scenario-based outcomes after giving consideration to a variety of variables that include, but are not limited to: payment terms of the security; the likelihood that the issuer can service the interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

  . Additional considerations are made when assessing the unique features that apply to certain Structured Securities including, but not limited to: the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority within the tranche structure of the security.

  . When determining the amount of the credit loss for U.S. and foreign corporate securities, state and political subdivision securities and foreign government securities, the estimated fair value is considered the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, management considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process as described above, as well as any private and public sector programs to restructure such securities.

      With respect to securities that have attributes of debt and equity ("perpetual hybrid securities"), consideration is given in the OTTI analysis as to whether there has been any deterioration in the credit of the issuer and the likelihood of recovery in value of the securities that are in a severe and extended unrealized loss position. Consideration is also given as to whether any perpetual hybrid securities, with an unrealized loss, regardless of credit rating, have deferred any dividend payments. When an OTTI loss has occurred, the OTTI loss is the entire difference between the perpetual hybrid security's cost and its estimated fair value with a corresponding charge to earnings.

      The cost or amortized cost of fixed maturity and equity securities is adjusted for OTTI in the period in which the determination is made. The Company does not change the revised cost basis for subsequent recoveries in value.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


      In periods subsequent to the recognition of OTTI on a fixed maturity security, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted over the remaining term of the fixed maturity security in a prospective manner based on the amount and timing of estimated future cash flows.

   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2016. Future OTTI will depend primarily on economic fundamentals, issuer performance (including changes in the present value of future cash flows expected to be collected), changes in credit ratings, collateral valuation, interest rates and credit spreads. If economic fundamentals deteriorate or if there are adverse changes in the above factors, OTTI may be incurred in upcoming periods.

      Gross unrealized losses on fixed maturity securities decreased
   $80 million during the year ended December 31, 2016 to $754 million. The decrease in gross unrealized losses for the year ended December 31, 2016, was primarily attributable to narrowing credit spreads, partially offset by an increase in interest rates and, to a lesser extent, the impact of weakening foreign currencies on non-functional currency denominated fixed maturity securities.

      At December 31, 2016, $57 million of the total $754 million of gross unrealized losses were from 15 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

      The change in gross unrealized losses on equity securities was not significant during the year ended December 31, 2016.

   Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $53 million, or 93%, were related to gross unrealized losses on six investment grade fixed maturity securities. Unrealized losses on investment grade fixed maturity securities are principally related to widening credit spreads since purchase and, with respect to fixed-rate fixed maturity securities, rising interest rates since purchase.

   Below Investment Grade Fixed Maturity Securities

      Of the $57 million of gross unrealized losses on fixed maturity securities with an unrealized loss of 20% or more of amortized cost for six months or greater, $4 million, or 7%, were related to gross unrealized losses on nine below investment grade fixed maturity securities. Unrealized losses on below investment grade fixed maturity securities are principally related to U.S. and foreign corporate securities (primarily industrial securities) and are the result of significantly wider credit spreads resulting from higher risk premiums since purchase, largely due to economic and market uncertainties including concerns over lower oil prices in the energy sector. Management evaluates U.S. and foreign corporate securities based on factors such as expected cash flows and the financial condition and near-term and long-term prospects of the issuers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Mortgage Loans

 Mortgage Loans by Portfolio Segment

    Mortgage loans are summarized as follows at:

                                                                      December 31,
                                                 -----------------------------------------------------
                                                            2016                       2015
                                                 -------------------------  --------------------------
                                                    Carrying       % of        Carrying       % of
                                                     Value         Total        Value         Total
                                                 -------------  ----------  -------------  -----------
                                                                 (Dollars in millions)
Mortgage loans
  Commercial....................................  $      6,211        69.9%  $      5,331         73.4%
  Agricultural..................................         1,708        19.2          1,460         20.1
  Residential...................................           867         9.8            335          4.6
                                                 -------------  ----------  -------------  -----------
    Subtotal....................................         8,786        98.9          7,126         98.1
  Valuation allowances..........................           (38)       (0.4)           (36)        (0.5)
                                                 -------------  ----------  -------------  -----------
    Subtotal mortgage loans, net................         8,748        98.5          7,090         97.6
  Commercial mortgage loans held by CSEs -- FVO.           136         1.5            172          2.4
                                                 -------------  ----------  -------------  -----------
       Total mortgage loans, net................  $      8,884       100.0%  $      7,262        100.0%
                                                 =============  ==========  =============  ===========

    The Company purchases unaffiliated mortgage loans under a master participation agreement, from an affiliate, simultaneously with the affiliate's origination or acquisition of mortgage loans. The aggregate amount of unaffiliated mortgage loan participation interests purchased by the Company from an affiliate during the years ended December 31, 2016, 2015 and 2014 were $2.3 billion, $2.0 billion and $360 million, respectively. In connection with the mortgage loan participations, the affiliate collected mortgage loan principal and interest payments on the Company's behalf and the affiliate remitted such payments to the Company in the amount of $1.6 billion, $973 million and $1.0 billion during the years ended December 31, 2016, 2015 and 2014, respectively.

    Purchases of mortgage loans from third parties were $619 million and $346 million for the years ended December 31, 2016 and 2015, respectively, and were primarily comprised of residential mortgage loans.

    See "-- Variable Interest Entities" for discussion of CSEs.

    See "-- Related Party Investment Transactions" for discussion of related party mortgage loans.

    Information on commercial, agricultural and residential mortgage loans is presented in the tables below. Information on commercial mortgage loans held by CSEs - FVO is presented in Note 10. The Company elects the FVO for certain commercial mortgage loans and related long-term debt that are managed on a total return basis.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Mortgage Loans, Valuation Allowance and Impaired Loans by Portfolio Segment

    Mortgage loans by portfolio segment, by method of evaluation of credit loss, impaired mortgage loans including those modified in a troubled debt restructuring, and the related valuation allowances, were as follows at and for the years ended:

                                                                             Evaluated Collectively for
                           Evaluated Individually for Credit Losses               Credit Losses            Impaired Loans
                   --------------------------------------------------------- -------------------------- ---------------------
                    Impaired Loans with a Valuation   Impaired Loans without
                               Allowance              a Valuation Allowance
                   ---------------------------------- ----------------------
                     Unpaid                             Unpaid                                                      Average
                    Principal  Recorded    Valuation   Principal  Recorded    Recorded      Valuation    Carrying  Recorded
                    Balance    Investment  Allowances  Balance    Investment  Investment    Allowances    Value    Investment
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
                                                                (In millions)
December 31, 2016
Commercial........  $     --    $    --     $     --    $    --    $    --    $   6,211      $     30    $    --    $     --
Agricultural......         4          3           --         --         --        1,705             5          3           3
Residential.......        --         --           --          1          1          866             3          1          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $     1    $     1    $   8,782      $     38    $     4    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========
December 31, 2015
Commercial........  $     --    $    --     $     --    $    --    $    --    $   5,331      $     28    $    --    $     --
Agricultural......         4          3           --         --         --        1,457             5          3           3
Residential.......        --         --           --         --         --          335             3         --          --
                   ---------- ----------- ----------- ---------- ----------- -----------   -----------  --------- -----------
Total.............  $      4    $     3     $     --    $    --    $    --    $   7,123      $     36    $     3    $      3
                   ========== =========== =========== ========== =========== ===========   ===========  ========= ===========

    The average recorded investment for impaired commercial, agricultural and residential mortgage loans was $43 million, $3 million and $0, respectively, for the year ended December 31, 2014.

 Valuation Allowance Rollforward by Portfolio Segment

    The changes in the valuation allowance, by portfolio segment, were as follows:

                                Commercial    Agricultural   Residential     Total
                              ------------  -------------- ------------- ---------
                                                  (In millions)
Balance at January 1, 2014...         $ 31             $ 4           $--      $ 35
Provision (release)..........          (10)             --            --       (10)
                              ------------  -------------- ------------- ---------
Balance at December 31, 2014.           21               4            --        25
Provision (release)..........            7               1             3        11
                              ------------  -------------- ------------- ---------
Balance at December 31, 2015.           28               5             3        36
Provision (release)..........            2              --            --         2
                              ------------  -------------- ------------- ---------
Balance at December 31, 2016.         $ 30             $ 5           $ 3      $ 38
                              ============  ============== ============= =========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Valuation Allowance Methodology

      Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either
   (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

   Commercial and Agricultural Mortgage Loan Portfolio Segments

      The Company typically uses several years of historical experience in establishing non-specific valuation allowances which captures multiple economic cycles. For evaluations of commercial mortgage loans, in addition to historical experience, management considers factors that include the impact of a rapid change to the economy, which may not be reflected in the loan portfolio, and recent loss and recovery trend experience as compared to historical loss and recovery experience. For evaluations of agricultural mortgage loans, in addition to historical experience, management considers factors that include increased stress in certain sectors, which may be evidenced by higher delinquency rates, or a change in the number of higher risk loans. On a quarterly basis, management incorporates the impact of these current market events and conditions on historical experience in determining the non-specific valuation allowance established for commercial and agricultural mortgage loans.

      All commercial mortgage loans are reviewed on an ongoing basis which may include an analysis of the property financial statements and rent roll, lease rollover analysis, property inspections, market analysis, estimated valuations of the underlying collateral, loan-to-value ratios, debt service coverage ratios, and tenant creditworthiness. The monitoring process focuses on higher risk loans, which include those that are classified as restructured, delinquent or in foreclosure, as well as loans with higher loan-to-value ratios and lower debt service coverage ratios. All agricultural mortgage loans are monitored on an ongoing basis. The monitoring process for agricultural mortgage loans is generally similar to the commercial mortgage loan monitoring process, with a focus on higher risk loans, including reviews on a geographic and property-type basis. Higher risk loans are reviewed individually on an ongoing basis for potential credit loss and specific valuation allowances are established using the methodology described above. Quarterly, the remaining loans are reviewed on a pool basis by aggregating groups of loans that have similar risk characteristics for potential credit loss, and non-specific valuation allowances are established as described above using inputs that are unique to each segment of the loan portfolio.

      For commercial mortgage loans, the primary credit quality indicator is the debt service coverage ratio, which compares a property's net operating income to amounts needed to service the principal and interest due under the loan. Generally, the lower the debt service coverage ratio, the higher the risk of experiencing a credit loss. The Company also reviews the loan-to-value ratio of its commercial mortgage loan portfolio. Loan-to-value ratios compare the unpaid principal balance of the loan to the estimated fair value of the underlying collateral. Generally, the higher the loan-to-value ratio, the higher the risk of experiencing a credit loss. The debt service coverage ratio and the values utilized in calculating the ratio are updated annually on a rolling basis, with a portion of the portfolio updated each quarter. In addition, the loan-to-value ratio is routinely updated for all but the lowest risk loans as part of the Company's ongoing review of its commercial mortgage loan portfolio.

      For agricultural mortgage loans, the Company's primary credit quality indicator is the loan-to-value ratio. The values utilized in calculating this ratio are developed in connection with the ongoing review of the agricultural mortgage loan portfolio and are routinely updated.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   Residential Mortgage Loan Portfolio Segment

      The Company's residential mortgage loan portfolio is comprised primarily of closed end, amortizing residential mortgage loans. For evaluations of residential mortgage loans, the key inputs of expected frequency and expected loss reflect current market conditions, with expected frequency adjusted, when appropriate, for differences from market conditions and historical experience. In contrast to the commercial and agricultural mortgage loan portfolios, residential mortgage loans are smaller-balance homogeneous loans that are collectively evaluated for impairment. Non-specific valuation allowances are established using the evaluation framework described above for pools of loans with similar risk characteristics from inputs that are unique to the residential segment of the loan portfolio. Loan specific valuation allowances are only established on residential mortgage loans when they have been restructured and are established using the methodology described above for all loan portfolio segments.

      For residential mortgage loans, the Company's primary credit quality indicator is whether the loan is performing or nonperforming. The Company generally defines nonperforming residential mortgage loans as those that are 60 or more days past due and/or in nonaccrual status which is assessed monthly. Generally, nonperforming residential mortgage loans have a higher risk of experiencing a credit loss.

 Credit Quality of Commercial Mortgage Loans

    The credit quality of commercial mortgage loans was as follows at:

                                        Recorded Investment
                      -------------------------------------------------------
                          Debt Service Coverage Ratios                           Estimated
                      ------------------------------------            % of        Fair         % of
                         > 1.20x   1.00x - 1.20x   < 1.00x    Total     Total     Value     Total
                      ---------- --------------- --------- -------- ---------  ----------- --------
                                                  (Dollars in millions)
December 31, 2016
Loan-to-value ratios
Less than 65%........     $5,459            $214      $166  $ 5,839      94.0%      $5,922     94.2%
65% to 75%...........        281              --        19      300       4.8          294      4.7
76% to 80%...........         34              --        --       34       0.6           33      0.5
Greater than 80%.....         24              14        --       38       0.6           37      0.6
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,798            $228      $185  $ 6,211     100.0%      $6,286    100.0%
                      ========== =============== ========= ======== =========  =========== ========
December 31, 2015
Loan-to-value ratios
Less than 65%........     $4,659            $151      $100  $ 4,910      92.1%      $5,124     92.6%
65% to 75%...........        330              --         8      338       6.3          330      6.0
76% to 80%...........         --              --        --       --        --           --       --
Greater than 80%.....         44              25        14       83       1.6           80      1.4
                      ---------- --------------- --------- -------- ---------  ----------- --------
  Total..............     $5,033            $176      $122  $ 5,331     100.0%      $5,534    100.0%
                      ========== =============== ========= ======== =========  =========== ========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Credit Quality of Agricultural Mortgage Loans

    The credit quality of agricultural mortgage loans was as follows at:

                                            December 31,
                            --------------------------------------------
                                     2016                   2015
                            ----------------------  --------------------
                              Recorded     % of      Recorded    % of
                              Investment   Total    Investment   Total
                            ------------ ---------  ---------- ---------
                                        (Dollars in millions)
      Loan-to-value ratios
      Less than 65%........       $1,669      97.7%     $1,366      93.6%
      65% to 75%...........           39       2.3          94       6.4
                            ------------ ---------  ---------- ---------
        Total..............       $1,708     100.0%     $1,460     100.0%
                            ============ =========  ========== =========

    The estimated fair value of agricultural mortgage loans was $1.7 billion and $1.5 billion at December 31, 2016 and 2015, respectively.

 Credit Quality of Residential Mortgage Loans

    The credit quality of residential mortgage loans was as follows at:

                                                   December 31,
                         ----------------------------------------------------------------
                                       2016                             2015
                         -------------------------------  -------------------------------
                          Recorded Investment % of Total   Recorded Investment % of Total
                         -------------------- ----------  -------------------- ----------
                                               (Dollars in millions)
Performance indicators:
Performing..............                 $856       98.7%                 $331       98.8%
Nonperforming...........                   11        1.3                     4        1.2
                         -------------------- ----------  -------------------- ----------
Total...................                 $867      100.0%                 $335      100.0%
                         ==================== ==========  ==================== ==========

    The estimated fair value of residential mortgage loans was $867 million and $345 million at December 31, 2016 and 2015, respectively.

 Past Due and Nonaccrual Mortgage Loans

    The Company has a high quality, well performing, mortgage loan portfolio, with over 99% of all mortgage loans classified as performing as of both December 31, 2016 and 2015. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial or agricultural mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2016, or 2015. The recorded investment of residential mortgage loans past due and in nonaccrual status was $11 million and $4 million at December 31, 2016 and 2015, respectively.

 Mortgage Loans Modified in a Troubled Debt Restructuring

    The Company may grant concessions related to borrowers experiencing financial difficulties, which are classified as troubled debt restructurings. Generally, the types of concessions include: reduction of the contractual interest rate, extension of the maturity date at an interest rate lower than current market interest rates, and/or a reduction of accrued interest. The amount, timing and extent of the concessions granted are considered in determining any impairment or changes in the specific valuation allowance. During the year ended December 31, 2016, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring. There were no mortgage loans modified in a troubled debt restructuring during the year ended December 31, 2015.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Other Invested Assets

   Other invested assets is comprised primarily of freestanding derivatives with positive estimated fair values (see Note 9), operating joint venture, tax credit and renewable energy partnerships, leveraged leases and funds withheld.

 Tax Credit Partnerships

   The carrying value of tax credit partnerships was $41 million and $42 million at December 31, 2016 and 2015, respectively. Net investment income
(loss) from tax credit partnerships were ($1) million for both of the years ended December 31, 2016 and 2015. Net investment income (loss) was $3 million for the year ended December 31, 2014.

 Leveraged Leases

   Investment in leveraged leases consisted of the following at:

                                                                    December 31,
                                                                --------------------
                                                                     2016       2015
                                                                ---------  ---------
                                                                    (In millions)
Rental receivables, net........................................      $ 87       $ 90
Estimated residual values......................................        14         14
                                                                ---------  ---------
  Subtotal.....................................................       101        104
Unearned income................................................       (32)       (33)
                                                                ---------  ---------
    Investment in leveraged leases, net of non-recourse debt...      $ 69       $ 71
                                                                =========  =========

    Rental receivables are generally due in periodic installments. The payment periods for leveraged leases range from one to 16 years. For rental receivables, the primary credit quality indicator is whether the rental receivable is performing or nonperforming, which is assessed monthly. The Company generally defines nonperforming rental receivables as those that are 90 days or more past due. At December 31, 2016 and 2015, all rental receivables were performing.

    The deferred income tax liability related to leveraged leases was $74 million and $76 million at December 31, 2016 and 2015, respectively.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $1.6 billion and $1.1 billion at December 31, 2016 and 2015, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity and equity securities AFS and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in accumulated other comprehensive income (loss) ("AOCI").

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


    The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                                                    Years Ended December 31,
                                                                                   --------------------------
                                                                                     2016     2015     2014
                                                                                   -------  -------  --------
                                                                                          (In millions)
Fixed maturity securities.........................................................  $2,464   $2,265   $ 4,311
Fixed maturity securities with noncredit OTTI losses included in AOCI.............       1      (19)      (34)
                                                                                   -------  -------  --------
  Total fixed maturity securities.................................................   2,465    2,246     4,277
Equity securities.................................................................      32       54        69
Derivatives.......................................................................     393      368       282
Short-term investments............................................................     (42)      --        --
Other.............................................................................      58       78         9
                                                                                   -------  -------  --------
  Subtotal........................................................................   2,906    2,746     4,637
                                                                                   -------  -------  --------
Amounts allocated from:
Future policy benefits............................................................    (550)     (56)     (503)
DAC and VOBA related to noncredit OTTI losses recognized in AOCI..................      (1)      (1)       (2)
DAC, VOBA and DSI.................................................................    (188)    (198)     (403)
                                                                                   -------  -------  --------
  Subtotal........................................................................    (739)    (255)     (908)
Deferred income tax benefit (expense) related to noncredit OTTI losses recognized
 in AOCI..........................................................................      --        7        12
Deferred income tax benefit (expense).............................................    (736)    (844)   (1,308)
                                                                                   -------  -------  --------
    Net unrealized investment gains (losses)......................................  $1,431   $1,654   $ 2,433
                                                                                   =======  =======  ========

    The changes in fixed maturity securities with noncredit OTTI losses included in AOCI were as follows:

                                                              Years Ended December 31,
                                                              -----------------------
                                                               2016         2015
                                                              -----        -----
                                                              (In millions)
     Balance at January 1,...................................  $(19)        $(34)
     Noncredit OTTI losses and subsequent changes recognized.     3            9
     Securities sold with previous noncredit OTTI loss.......    14           17
     Subsequent changes in estimated fair value..............     3          (11)
                                                              -----        -----
     Balance at December 31,.................................  $  1         $(19)
                                                              =====        =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The changes in net unrealized investment gains (losses) were as follows:

                                                                                              Years Ended December 31,
                                                                                             --------------------------
                                                                                               2016     2015      2014
                                                                                             -------  --------  -------
                                                                                                    (In millions)
Balance at January 1,.......................................................................  $1,654   $ 2,433   $  941
Fixed maturity securities on which noncredit OTTI losses have been recognized...............      20        15       11
Unrealized investment gains (losses) during the year........................................     140    (1,906)   2,807
Unrealized investment gains (losses) relating to:
  Future policy benefits....................................................................    (494)      447     (503)
  DAC and VOBA related to noncredit OTTI losses recognized in AOCI..........................      --         1       (2)
  DAC, VOBA and DSI.........................................................................      10       205     (116)
  Deferred income tax benefit (expense) related to noncredit OTTI losses recognized in AOCI.      (7)       (5)      (3)
  Deferred income tax benefit (expense).....................................................     108       464     (702)
                                                                                             -------  --------  -------
Balance at December 31,.....................................................................  $1,431   $ 1,654   $2,433
                                                                                             =======  ========  =======
    Change in net unrealized investment gains (losses)......................................  $ (223)  $  (779)  $1,492
                                                                                             =======  ========  =======

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's stockholder's equity, other than the U.S. government and its agencies, at both December 31, 2016 and 2015.

Securities Lending

   Elements of the securities lending program are presented below at:

                                                             December 31,
                                                            ---------------
                                                             2016    2015
                                                            ------- -------
                                                             (In millions)
    Securities on loan: (1)
      Amortized cost.......................................  $5,895  $8,047
      Estimated fair value.................................  $6,555  $8,830
    Cash collateral on deposit from counterparties (2).....  $6,642  $8,981
    Security collateral on deposit from counterparties (3).  $   27  $   23
    Reinvestment portfolio -- estimated fair value.........  $6,571  $8,938

---------

(1)Included within fixed maturity securities and short-term investments.

(2)Included within payables for collateral under securities loaned and other transactions.

(3)Security collateral on deposit from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                            December 31, 2016                     December 31, 2015
                                                    ------------------------------------- -------------------------------------
                                                    Remaining Tenor of Securities         Remaining Tenor of Securities
                                                        Lending Agreements                    Lending Agreements
                                                    -----------------------------         -----------------------------
                                                                1 Month  1 to 6                       1 Month  1 to 6
                                                     Open (1)  or Less    Months    Total  Open (1)  or Less    Months    Total
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
                                                                                (In millions)
Cash collateral liability by loaned security type:
U.S. government and agency.........................    $2,129    $1,906   $1,743   $5,778    $2,631    $3,140   $1,338   $7,109
U.S. corporate.....................................        --       480       --      480         9       302       --      311
Agency RMBS........................................        --        --      274      274        --       939      579    1,518
Foreign corporate..................................        --        58       --       58        --        --       --       --
Foreign government.................................        --        52       --       52         1        42       --       43
                                                    ---------  --------  -------  ------- ---------  --------  -------  -------
  Total............................................    $2,129    $2,496   $2,017   $6,642    $2,641    $4,423   $1,917   $8,981
                                                    =========  ========  =======  ======= =========  ========  =======  =======

---------
(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2016 was $2.1 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, ABS, non-agency RMBS, U.S. corporate securities and U.S. government and agency) with 48% invested in agency RMBS, short-term investments, U.S. government and agency, cash equivalents or held in cash at December 31, 2016. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value for all asset classes at:

                                                                                December 31,
                                                                              -----------------
                                                                                  2016     2015
                                                                              -------- --------
                                                                                (In millions)
Invested assets on deposit (regulatory deposits).............................  $ 7,642  $ 7,245
Invested assets held in trust (reinsurance agreements) (1)...................      721      952
Invested assets pledged as collateral (2)....................................    3,548    2,801
                                                                              -------- --------
  Total invested assets on deposit, held in trust, and pledged as collateral.  $11,911  $10,998
                                                                              ======== ========

---------

(1) The Company has held in trust certain investments, primarily fixed maturity securities, in connection with certain reinsurance transactions.

(2) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 5) and derivative transactions (see Note 9).

   See "-- Securities Lending" for information regarding securities on loan.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI fixed maturity securities were as follows at:

                                                         December 31,
                                                      -------------------
                                                           2016      2015
                                                      --------- ---------
                                                         (In millions)
      Outstanding principal and interest balance (1).    $1,423    $1,224
      Carrying value (2).............................    $1,087    $  911

---------

(1) Represents the contractually required payments, which is the sum of contractual principal, whether or not currently due, and accrued interest.

(2) Estimated fair value plus accrued interest.

   The following table presents information about PCI fixed maturity securities acquired during the periods indicated:

                                                         Years Ended December 31,
                                                         ------------------------
                                                              2016         2015
                                                         ---------    ---------
                                                            (In millions)
   Contractually required payments (including interest).      $525         $785
   Cash flows expected to be collected (1)..............      $457         $698
   Fair value of investments acquired...................      $322         $512

---------

(1) Represents undiscounted principal and interest cash flow expectations, at the date of acquisition.

   The following table presents activity for the accretable yield on PCI fixed maturity securities for:

                                                        Years Ended December 31,
                                                      ------------------------
                                                           2016          2015
                                                      -----------   -----------
                                                            (In millions)
 Accretable yield, January 1,........................  $      400    $      251
 Investments purchased...............................         135           186
 Accretion recognized in earnings....................         (66)          (48)
 Disposals...........................................         (11)           (8)
 Reclassification (to) from nonaccretable difference.         (50)           19
                                                      -----------   -----------
 Accretable yield, December 31,......................  $      408    $      400
                                                      ===========   ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $1.9 billion at December 31, 2016. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.1 billion at December 31, 2016. Except for certain real estate joint ventures, the Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for the two of the most recent annual periods: 2015 and 2014. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of, and for, the years ended
December 31, 2016, 2015 and 2014. Aggregate total assets of these entities totaled $285.1 billion and $294.3 billion at December 31, 2016 and 2015, respectively. Aggregate total liabilities of these entities totaled
$26.3 billion and $46.3 billion at December 31, 2016 and 2015, respectively. Aggregate net income (loss) of these entities totaled $21.3 billion, $13.7 billion and $25.1 billion for the years ended December 31, 2016, 2015 and 2014, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

   The Company has invested in certain entities (including CSEs) that are VIEs. In certain instances, the Company holds both the power to direct the most significant activities of the entity, as well as an economic interest in the entity and, as such, is deemed to be the primary beneficiary or consolidator of the entity. The determination of the VIE's primary beneficiary requires an evaluation of the contractual and implied rights and obligations associated with each party's relationship with or involvement in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party involved in the entity.

 Consolidated VIEs

    Creditors or beneficial interest holders of VIEs where the Company is the primary beneficiary have no recourse to the general credit of the Company, as the Company's obligation to the VIEs is limited to the amount of its committed investment.

    The following table presents the total assets and total liabilities relating to VIEs for which the Company has concluded that it is the primary beneficiary and which are consolidated at December 31, 2016 and 2015.

                                                        December 31,
                                                   -----------------------
                                                      2016        2015
                                                   ----------- -----------
                                                        (In millions)
     CSEs: (1)
     Assets:
       Mortgage loans (commercial mortgage loans).  $      136  $      172
       Accrued investment income..................           1           1
                                                   ----------- -----------
         Total assets.............................  $      137  $      173
                                                   =========== ===========
     Liabilities:
       Long-term debt.............................  $       23  $       48
       Other liabilities..........................           1           1
                                                   ----------- -----------
         Total liabilities........................  $       24  $       49
                                                   =========== ===========

--------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)

(1) The Company consolidates entities that are structured as CMBS. The assets of these entities can only be used to settle their respective liabilities, and under no circumstances is the Company liable for any principal or interest shortfalls should any arise. The Company's exposure was limited to that of its remaining investment in these entities of $95 million and $105 million at estimated fair value at December 31, 2016 and 2015, respectively.

 Unconsolidated VIEs

    The carrying amount and maximum exposure to loss relating to VIEs in which the Company holds a significant variable interest but is not the primary beneficiary and which have not been consolidated were as follows at:

                                                        December 31,
                                     ---------------------------------------------------
                                               2016                      2015
                                     ------------------------- -------------------------
                                                    Maximum                   Maximum
                                       Carrying    Exposure      Carrying    Exposure
                                        Amount    to Loss (1)     Amount    to Loss (1)
                                     ------------ ------------ ------------ ------------
                                                        (In millions)
Fixed maturity securities AFS:
  Structured Securities (2).........  $    10,789  $    10,789  $    13,453  $    13,453
  U.S. and foreign corporate........          505          505          461          461
Other limited partnership interests.        1,491        2,287        1,367        1,647
Real estate joint ventures..........           17           22           35           38
Other investments (3)...............           61           66           57           62
                                     ------------ ------------ ------------ ------------
    Total...........................  $    12,863  $    13,669  $    15,373  $    15,661
                                     ============ ============ ============ ============

--------
(1)The maximum exposure to loss relating to fixed maturity and equity securities AFS is equal to their carrying amounts or the carrying amounts of retained interests. The maximum exposure to loss relating to other limited partnership interests and real estate joint ventures is equal to the carrying amounts plus any unfunded commitments. For certain of its investments in other invested assets, the Company's return is in the form of income tax credits which are guaranteed by creditworthy third parties. For such investments, the maximum exposure to loss is equal to the carrying amounts plus any unfunded commitments, reduced by income tax credits guaranteed by third parties. There were no income tax credits and less than $1 million at December 31, 2016 and 2015, respectively. Such a maximum loss would be expected to occur only upon bankruptcy of the issuer or investee.

(2)For these variable interests, the Company's involvement is limited to that of a passive investor in mortgage-backed or asset-backed securities issued by trusts that do not have substantial equity.

(3)Other investments is comprised of other invested assets and non-redeemable preferred stock.

   As described in Note 16, the Company makes commitments to fund partnership investments in the normal course of business. Excluding these commitments, the Company did not provide financial or other support to investees designated as VIEs during the years ended December 31, 2016, 2015 and 2014.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Income

   The components of net investment income were as follows:

                                                                    Years Ended December 31,
                                                            -----------------------------------------
                                                                2016          2015          2014
                                                            ------------- ------------- -------------
                                                                          (In millions)
Investment income:
  Fixed maturity securities................................  $      2,167  $      2,010  $      1,954
  Equity securities........................................            18            18            17
  Mortgage loans...........................................           384           360           337
  Policy loans.............................................            54            54            59
  Real estate and real estate joint ventures...............            32           108            80
  Other limited partnership interests......................           163           134           266
  Cash, cash equivalents and short-term investments........            18             8             5
  Operating joint venture..................................            11            11             2
  Other....................................................            13            11             3
                                                            ------------- ------------- -------------
    Subtotal...............................................         2,860         2,714         2,723
  Less: Investment expenses................................           160           115           103
                                                            ------------- ------------- -------------
    Subtotal, net..........................................         2,700         2,599         2,620
  FVO CSEs -- interest income -- commercial mortgage loans.            12            16            49
                                                            ------------- ------------- -------------
     Net investment income.................................  $      2,712  $      2,615  $      2,669
                                                            ============= ============= =============

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment income and investment expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


Net Investment Gains (Losses)

 Components of Net Investment Gains (Losses)

    The components of net investment gains (losses) were as follows:

                                                                                  Years Ended December 31,
                                                                             ----------------------------------
                                                                                2016         2015        2014
                                                                             ----------  -----------  ---------
                                                                                        (In millions)
Total gains (losses) on fixed maturity securities:
  Total OTTI losses recognized -- by sector and industry:
    U.S. and foreign corporate securities -- by industry:
     Industrial............................................................. $      (13) $        (3) $      --
     Consumer...............................................................         --           (8)        (2)
     Transportation.........................................................         --           --         (2)
                                                                             ----------  -----------  ---------
       Total U.S. and foreign corporate securities..........................        (13)         (11)        (4)
    RMBS....................................................................         (6)         (14)        (8)
                                                                             ----------  -----------  ---------
       OTTI losses on fixed maturity securities recognized in earnings......        (19)         (25)       (12)
  Fixed maturity securities -- net gains (losses) on sales and disposals....          2          (34)        26
                                                                             ----------  -----------  ---------
    Total gains (losses) on fixed maturity securities.......................        (17)         (59)        14
                                                                             ----------  -----------  ---------
Total gains (losses) on equity securities:
  Total OTTI losses recognized -- by sector:
    Common stock............................................................         (1)          (3)        (7)
    Non-redeemable preferred stock..........................................         (1)          --         (8)
                                                                             ----------  -----------  ---------
       OTTI losses on equity securities recognized in earnings..............         (2)          (3)       (15)
  Equity securities -- net gains (losses) on sales and disposals............         10           18         14
                                                                             ----------  -----------  ---------
    Total gains (losses) on equity securities...............................          8           15         (1)
                                                                             ----------  -----------  ---------
  Mortgage loans............................................................          7          (11)        17
  Real estate and real estate joint ventures................................        (34)          98         (4)
  Other limited partnership interests.......................................         (7)          (1)        (9)
  Other.....................................................................         11           (2)        43
                                                                             ----------  -----------  ---------
     Subtotal...............................................................        (32)          40         60
                                                                             ----------  -----------  ---------
FVO CSEs:
    Commercial mortgage loans...............................................         (2)          (7)       (13)
    Long-term debt -- related to commercial mortgage loans..................          1            4         19
Non-investment portfolio gains (losses) (1).................................          1           (1)      (535)
                                                                             ----------  -----------  ---------
     Subtotal...............................................................         --           (4)      (529)
                                                                             ----------  -----------  ---------
       Total net investment gains (losses).................................. $      (32) $        36  $    (469)
                                                                             ==========  ===========  =========

--------
(1)Non-investment portfolio gains (losses) for the year ended December 31, 2014 includes a loss of $608 million related to the disposition of MAL as more fully described in Note 4.

   See "-- Variable Interest Entities" for discussion of CSEs.

   See "-- Related Party Investment Transactions" for discussion of affiliated net investment gains (losses) related to transfers of invested assets to affiliates.

   Gains (losses) from foreign currency transactions included within net investment gains (losses) were $8 million, ($6) million and $66 million for the years ended December 31, 2016, 2015 and 2014, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


 Sales or Disposals and Impairments of Fixed Maturity and Equity Securities

    Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity and equity securities and the components of fixed maturity and equity securities net investment gains (losses) were as shown in the table below.

                                                       Years Ended December 31,
                                 --------------------------------------------------------------------
                                     2016         2015         2014        2016      2015      2014
                                 ------------  ----------  ------------  --------  --------  --------
                                        Fixed Maturity Securities              Equity Securities
                                 --------------------------------------  ----------------------------
                                                             (In millions)
Proceeds........................  $    33,339   $  29,937   $    14,649   $    48   $    80   $    57
                                 ============  ==========  ============  ========  ========  ========
Gross investment gains..........  $       211   $     165   $        84   $    10   $    25   $    15
Gross investment losses.........         (209)       (199)          (58)       --        (7)       (1)
OTTI losses.....................          (19)        (25)          (12)       (2)       (3)      (15)
                                 ------------  ----------  ------------  --------  --------  --------
  Net investment gains (losses).  $       (17)  $     (59)  $        14   $     8   $    15   $    (1)
                                 ============  ==========  ============  ========  ========  ========

 Credit Loss Rollforward

    The table below presents a rollforward of the cumulative credit loss component of OTTI loss recognized in earnings on fixed maturity securities still held for which a portion of the OTTI loss was recognized in OCI:

                                                                                                      Years Ended December 31,
                                                                                                      ----------------------
                                                                                                         2016         2015
                                                                                                      ----------   ----------
                                                                                                           (In millions)
Balance at January 1,................................................................................  $      52    $      57
Additions:
  Initial impairments -- credit loss OTTI on securities not previously impaired......................         --            1
  Additional impairments -- credit loss OTTI on securities previously impaired.......................          5           11
Reductions:
  Sales (maturities, pay downs or prepayments) of securities previously impaired as credit loss OTTI.        (28)         (14)
  Increase in cash flows -- accretion of previous credit loss OTTI...................................         (1)          (3)
                                                                                                      ----------   ----------
Balance at December 31,..............................................................................  $      28    $      52
                                                                                                      ==========   ==========

Related Party Investment Transactions

   The Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Invested assets transferred to and from affiliates were as follows:

                                                                           Years Ended December 31,
                                                                     ------------------------------------
                                                                         2016        2015        2014
                                                                     ------------ ---------- ------------
                                                                                (In millions)
Estimated fair value of invested assets transferred to affiliates... $      1,465 $      185 $      1,441
Amortized cost of invested assets transferred to affiliates......... $      1,370 $      169 $      1,362
Net investment gains (losses) recognized on transfers............... $         27 $       16 $         79
Change in additional paid-in-capital recognized on transfers........ $         68 $       -- $         --
Estimated fair value of invested assets transferred from affiliates. $      5,428 $      928 $        132

   In April 2016, the Company received a transfer of investments and cash and cash equivalents totaling $4.3 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, an affiliate, which are included in the table above. See Note 7 for additional information related to these transfers.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

8. Investments (continued)


   In July 2014, prior to the Mergers, the Company sold affiliated loans to other affiliates, which were included in other invested assets and in the table above, at an estimated fair value totaling $520 million and a $45 million gain was recognized in net investment gains (losses). Net investment income from these affiliated loans was $13 million for the year ended December 31, 2014.

   The Company had affiliated loans outstanding to wholly-owned real estate subsidiaries of MLIC, which were included in mortgage loans, with a carrying value of $242 million at December 31, 2014. In August 2015 and November 2014, one affiliated loan with a carrying value of $132 million and two affiliated loans with a total carrying value of $120 million were repaid in cash prior to maturity. The remaining loan with a carrying value of $110 million was repaid in cash upon maturity in December 31, 2015. These affiliated loans were secured by interests in the real estate subsidiaries, which owned operating real estate with an estimated fair value in excess of the affiliated loans. Net investment income from these affiliated loans was $8 million and $34 million for the years ended December 31, 2015 and 2014, respectively. In addition, mortgage loan prepayment income earned from the three repayments prior to maturity described above was $31 million and $16 million for the years ended December 31, 2015 and 2014, respectively.

   The Company receives investment administrative services from an affiliate. The related investment administrative service charges were $85 million, $68 million, and $62 million for the years ended December 31, 2016, 2015 and 2014, respectively.

   See "-- Mortgage Loans -- Mortgage Loans by Portfolio Segment" for discussion of mortgage loan participation agreements with an affiliate.

9. Derivatives

Accounting for Derivatives

    See Note 1 for a description of the Company's accounting policies for derivatives and Note 10 for information about the fair value hierarchy for derivatives.

Derivative Strategies

    The Company is exposed to various risks relating to its ongoing business operations, including interest rate, foreign currency exchange rate, credit and equity market. The Company uses a variety of strategies to manage these risks, including the use of derivatives.

    Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

 Interest Rate Derivatives

    The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, caps, floors, swaptions, futures and forwards.

    Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

    Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the London Interbank Offered Rate ("LIBOR"), calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

    In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

    Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

    The Company enters into interest rate forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date. The Company utilizes interest rate forwards in cash flow hedging relationships.

 Foreign Currency Exchange Rate Derivatives

    The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

    To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

 Credit Derivatives

    The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

    The Company enters into written credit default swaps to synthetically create credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

 Equity Derivatives

    The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


    Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

    Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

    In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

    In an equity total return swap are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and the LIBOR, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to synthetically create investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the gross notional amount, estimated fair value and primary underlying risk exposure of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                        December 31,
                                                             -------------------------------------------------------------------
                                                                           2016                              2015
                                                             --------------------------------- ---------------------------------
                                                                         Estimated Fair Value              Estimated Fair Value
                                                                         ---------------------             ---------------------
                                                               Gross                             Gross
                                                              Notional                          Notional
                            Primary Underlying Risk Exposure   Amount     Assets   Liabilities   Amount     Assets   Liabilities
                          ---------------------------------- ----------- --------- ----------- ----------- --------- -----------
                                                                                        (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
 Interest rate swaps.....   Interest rate...................  $      310  $     41   $     --   $      420  $     38   $      1
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Cash flow hedges:
 Interest rate swaps.....   Interest rate...................          45         7         --          230        60         --
 Interest rate forwards..   Interest rate...................          --        --         --           35         8         --
 Foreign currency swaps..   Foreign currency exchange rate         1,386       181         10          937       126          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
   Subtotal..............................................          1,431       188         10        1,202       194          3
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total qualifying hedges.............................           1,741       229         10        1,622       232          4
                                                             ----------- ---------  ---------  ----------- ---------  ---------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps......   Interest rate...................      28,175     1,928      1,688       23,086     1,802        638
Interest rate floors.....   Interest rate...................       2,100         5          2        7,036        33         24
Interest rate caps.......   Interest rate...................      12,042        25         --       13,792        38         --
Interest rate futures....   Interest rate...................       1,288         9         --          630         2         --
Interest rate options....   Interest rate...................      15,520       136         --       18,620       472          5
Interest rate total
 return swaps............   Interest rate...................       3,876        --        611           48         2         --
Foreign currency swaps...   Foreign currency
                            exchange rate...................       1,236       149          4          659        75         --
Foreign currency forwards   Foreign currency
                            exchange rate...................         158         9         --          185         4          1
Credit default swaps --
 purchased...............   Credit..........................          34        --         --           21        --         --
Credit default swaps --
 written.................   Credit..........................       1,891        28         --        2,093        13          1
Equity futures...........   Equity market...................       8,037        38         --        3,669        37         --
Equity index options.....   Equity market...................      37,501       897        934       44,035     1,032        626
Equity variance swaps....   Equity market...................      14,894       140        517       14,866       120        434
Equity total return swaps   Equity market...................       2,855         1        117        2,814        31         49
                                                             ----------- ---------  ---------  ----------- ---------  ---------
    Total non-designated or nonqualifying
     derivatives........................................         129,607     3,365      3,873      131,554     3,661      1,778
                                                             ----------- ---------  ---------  ----------- ---------  ---------
       Total.........................................         $  131,348  $  3,594   $  3,883   $  133,176  $  3,893   $  1,782
                                                             =========== =========  =========  =========== =========  =========

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2016 and 2015. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to synthetically create credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Net Derivative Gains (Losses)

   The components of net derivative gains (losses) were as follows:

                                                          Years Ended December 31,
                                                         --------------------------
                                                           2016     2015     2014
                                                         --------  ------  --------
                                                                (In millions)
Freestanding derivatives and hedging gains (losses) (1).  $(4,030)  $(154)  $   868
Embedded derivatives gains (losses).....................   (1,848)   (270)   (1,049)
                                                         --------  ------  --------
 Total net derivative gains (losses)....................  $(5,878)  $(424)  $  (181)
                                                         ========  ======  ========

---------

(1) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships, which are not presented elsewhere in this note.

   The following table presents earned income on derivatives:

                                                           Years Ended December 31,
                                                     ------------------------------------
                                                        2016         2015         2014
                                                     ----------- -----------  -----------
                                                                 (In millions)
Qualifying hedges:
 Net investment income..............................  $       18  $       11   $        4
 Interest credited to policyholder account balances.          --          (2)          (1)
Nonqualifying hedges:
 Net derivative gains (losses)......................         460         360          273
 Policyholder benefits and claims...................          16          14           32
                                                     ----------- -----------  -----------
   Total............................................  $      494  $      383   $      308
                                                     =========== ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


Nonqualifying Derivatives and Derivatives for Purposes Other Than Hedging

   The following table presents the amount and location of gains (losses) recognized in income for derivatives that were not designated or qualifying as hedging instruments:

                                                   Net             Net        Policyholder
                                                Derivative      Investment    Benefits and
                                              Gains (Losses)    Income (1)     Claims (2)
                                              --------------  -------------  -------------
                                                              (In millions)
Year Ended December 31, 2016
  Interest rate derivatives..................   $     (2,873)  $         --   $         (4)
  Foreign currency exchange rate derivatives.             74             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............             10             --             --
  Equity derivatives.........................         (1,724)            (6)          (320)
                                              --------------  -------------  -------------
    Total....................................   $     (4,513)  $         (6)  $       (324)
                                              ==============  =============  =============
Year Ended December 31, 2015
  Interest rate derivatives..................   $        (67)  $         --   $          5
  Foreign currency exchange rate derivatives.             42             --             --
  Credit derivatives -- purchased............             --             --             --
  Credit derivatives -- written..............            (14)            --             --
  Equity derivatives.........................           (476)            (4)           (25)
                                              --------------  -------------  -------------
    Total....................................   $       (515)  $         (4)  $        (20)
                                              ==============  =============  =============
Year Ended December 31, 2014
  Interest rate derivatives..................   $      1,174   $         --   $         43
  Foreign currency exchange rate derivatives.              4             --             --
  Credit derivatives -- purchased............            (22)            --             --
  Credit derivatives -- written..............             18             --             --
  Equity derivatives.........................           (591)            (8)          (279)
                                              --------------  -------------  -------------
    Total....................................   $        583   $         (8)  $       (236)
                                              ==============  =============  =============

---------

(1) Changes in estimated fair value related to economic hedges of equity method investments in joint ventures.

(2) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

Fair Value Hedges

   The Company designates and accounts for interest rate swaps to convert fixed rate assets and liabilities to floating rate assets and liabilities as fair value hedges when they have met the requirements of fair value hedging.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company recognizes gains and losses on derivatives and the related hedged items in fair value hedges within net derivative gains (losses). The following table presents the amount of such net derivative gains (losses):

                                                                Net Derivative  Net Derivative  Ineffectiveness
                                                                Gains (Losses)  Gains (Losses)   Recognized in
 Derivatives in Fair Value       Hedged Items in Fair Value       Recognized    Recognized for  Net Derivative
 Hedging Relationships             Hedging Relationships        for Derivatives  Hedged Items   Gains (Losses)
----------------------------- --------------------------------- --------------- --------------  ---------------
                                                                                 (In millions)
Year Ended December 31, 2016
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              --             --               --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          1   $         (1)    $         --
                                                                =============== ==============  ===============
Year Ended December 31, 2015
Interest rate swaps:......... Fixed maturity securities........    $          1   $          1     $          2
                              Policyholder liabilities (1).....               2             (2)              --
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $          3   $         (1)    $          2
                                                                =============== ==============  ===============
Year Ended December 31, 2014
Interest rate swaps:......... Fixed maturity securities........    $          1   $         (1)    $         --
                              Policyholder liabilities (1).....              32            (31)               1
Foreign currency swaps:...... Foreign-denominated policyholder
                              account balances (2).............              --             --               --
                                                                --------------- --------------  ---------------
  Total......................................................      $         33   $        (32)    $          1
                                                                =============== ==============  ===============

---------

(1) Fixed rate liabilities reported in policyholder account balances or future policy benefits.

(2) Fixed rate or floating rate liabilities.

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

Cash Flow Hedges

   The Company designates and accounts for the following as cash flow hedges when they have met the requirements of cash flow hedging: (i) interest rate swaps to convert floating rate assets and liabilities to fixed rate assets and liabilities; (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated assets and liabilities;
(iii) interest rate forwards and credit forwards to lock in the price to be paid for forward purchases of investments; and (iv) interest rate swaps and interest rate forwards to hedge the forecasted purchases of fixed-rate investments.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $1 million and $3 million for the years ended December 31, 2016 and 2015, respectively. These amounts were not significant for the year ended
December 31, 2014.

   At December 31, 2016 and 2015, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed three years and four years, respectively.

   At December 31, 2016 and 2015, the balance in AOCI associated with cash flow hedges was $393 million and $368 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the effects of derivatives in cash flow hedging relationships on the consolidated statements of operations and comprehensive income (loss) and the consolidated statements of stockholder's equity:

                                                         Amount and Location         Amount and Location
                                Amount of Gains           of Gains (Losses)           of Gains (Losses)
 Derivatives in Cash Flow     (Losses) Deferred in        Reclassified from         Recognized in Income
 Hedging Relationships        AOCI on Derivatives      AOCI into Income (Loss)      (Loss) on Derivatives
----------------------------- -------------------- -------------------------------- ---------------------
                              (Effective Portion)        (Effective Portion)        (Ineffective Portion)
                              -------------------- -------------------------------- ---------------------
                                                    Net Derivative   Net Investment     Net Derivative
                                                    Gains (Losses)      Income          Gains (Losses)
                                                   ---------------  --------------- ---------------------
                                                             (In millions)
Year Ended December 31, 2016
Interest rate swaps..........      $            24    $         33    $           3     $              --
Interest rate forwards.......                    4               2                2                    --
Foreign currency swaps.......                   40               3               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            68    $         38    $           5     $              --
                              ==================== ===============  =============== =====================
Year Ended December 31, 2015
Interest rate swaps..........      $            15    $          1    $           1     $               1
Interest rate forwards.......                    1               2                2                    --
Foreign currency swaps.......                   76              --               --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $            92    $          3    $           3     $               1
                              ==================== ===============  =============== =====================
Year Ended December 31, 2014
Interest rate swaps..........                                                           $              --
                                   $           131    $          1    $           1
Interest rate forwards.......                   55               1                1                    --
Foreign currency swaps.......                   56              (6)              --                    --
Credit forwards..............                   --              --               --                    --
                              -------------------- ---------------  --------------- ---------------------
  Total......................      $           242    $         (4)   $           2     $              --
                              ==================== ===============  =============== =====================

   All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   At December 31, 2016, the Company expects to reclassify $39 million of deferred net gains (losses) on derivatives in AOCI to earnings within the next 12 months.

Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company's maximum amount at risk, assuming the value of all referenced credit obligations is zero, was $1.9 billion and $2.1 billion at December 31, 2016 and 2015, respectively. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps. At December 31, 2016 and 2015, the Company would have received $28 million and $12 million, respectively, to terminate all of these contracts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                        December 31,
                                      ---------------------------------------------------------------------------------
                                                        2016                                     2015
                                      ---------------------------------------- ----------------------------------------
                                                    Maximum                                   Maximum
                                      Estimated      Amount                    Estimated      Amount
                                      Fair Value   of Future       Weighted    Fair Value    of Future      Weighted
                                      of Credit  Payments under     Average    of Credit   Payments under    Average
 Rating Agency Designation of          Default   Credit Default    Years to     Default   Credit Default    Years to
 Referenced Credit Obligations (1)      Swaps        Swaps        Maturity (2)   Swaps         Swaps       Maturity (2)
------------------------------------- ---------- --------------- ------------- ---------- --------------- -------------
                                                                    (Dollars in millions)
Aaa/Aa/A.............................
Single name credit default swaps (3).  $       1  $           45           2.2  $       1  $          207           1.5
Credit default swaps referencing
 indices.............................          8             433           3.7          1             219           4.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................          9             478           3.6          2             426           2.8
                                      ---------- ---------------               ---------- ---------------
Baa..................................
Single name credit default swaps (3).          1             180           1.6          2             409           1.6
Credit default swaps referencing
 indices.............................         18           1,213           4.8          8           1,222           4.8
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         19           1,393           4.4         10           1,631           4.0
                                      ---------- ---------------               ---------- ---------------
Ba...................................
Single name credit default swaps (3).         --              20           2.7         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              --            --
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              20           2.7         --              --            --
                                      ---------- ---------------               ---------- ---------------
B....................................
Single name credit default swaps (3).         --              --            --         --              --            --
Credit default swaps referencing
 indices.............................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
  Subtotal...........................         --              --            --         --              36           5.0
                                      ---------- ---------------               ---------- ---------------
    Total............................  $      28  $        1,891           4.2  $      12  $        2,093           3.8
                                      ========== ===============               ========== ===============

---------

(1) The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

(3) Single name credit default swaps may be referenced to the credit of corporations, foreign governments, or state and political subdivisions.

Credit Risk on Freestanding Derivatives

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 10 for a description of the impact of credit risk on the valuation of derivatives.

   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                       December 31,
                                                                       --------------------------------------------
                                                                                2016                   2015
                                                                       ---------------------  ---------------------
 Derivatives Subject to a Master Netting Arrangement or a Similar
Arrangement                                                              Assets   Liabilities   Assets   Liabilities
---------------------------------------------------------------------  ---------  ----------- ---------  -----------
                                                                                       (In millions)
Gross estimated fair value of derivatives:
 OTC-bilateral (1)....................................................  $  3,384    $  2,929   $  3,870    $  1,725
 OTC-cleared (1)......................................................       267         905         78          78
 Exchange-traded......................................................        47          --         39          --
                                                                       ---------  ----------- ---------  -----------
   Total gross estimated fair value of derivatives (1)................     3,698       3,834      3,987       1,803
Amounts offset on the consolidated balance sheets.....................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Estimated fair value of derivatives presented on the consolidated
 balance sheets (1)...................................................     3,698       3,834      3,987       1,803
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
 OTC-bilateral........................................................    (2,231)     (2,231)    (1,577)     (1,577)
 OTC-cleared..........................................................      (165)       (165)       (70)        (70)
 Exchange-traded......................................................        --          --         --          --
Cash collateral: (3), (4)
 OTC-bilateral........................................................      (625)         --     (1,605)         --
 OTC-cleared..........................................................       (92)       (740)        (8)         (8)
 Exchange-traded......................................................        --          --         --          --
Securities collateral: (5)
 OTC-bilateral........................................................      (429)       (698)      (552)       (148)
 OTC-cleared..........................................................        --          --         --          --
 Exchange-traded......................................................        --          --         --          --
                                                                       ---------  ----------- ---------  -----------
Net amount after application of master netting agreements and
 collateral...........................................................  $    156    $     --   $    175    $     --
                                                                       =========  =========== =========  ===========

---------

(1) At December 31, 2016 and 2015, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $104 million and $94 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($49) million and $21 million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2016 and 2015, the Company received excess cash collateral of $3 million and $1 million, respectively, and provided excess cash collateral of $25 million and $62 million, respectively, which is not included in the table above due to the foregoing limitation.

(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2016 none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2016 and 2015, the Company received excess securities collateral with an estimated fair value of $135 million and $0, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2016 and 2015, the Company provided excess securities collateral with an estimated fair value of $108 million and $36 million, respectively, for its OTC-bilateral derivatives, $630 million and $34 million, respectively, for its OTC-cleared derivatives, and $453 million and $156 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the collateral amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the credit ratings of Brighthouse Life Insurance Company, and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's credit or financial strength ratings, as applicable, were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                                   December 31,
                                                                                           -----------------------------
                                                                                                2016           2015
                                                                                           -------------- --------------
                                                                                                   (In millions)
Estimated fair value of derivatives in a net liability position (1).......................  $         698  $         148
Estimated Fair Value of Collateral Provided
 Fixed maturity securities................................................................  $         777  $         179
 Cash.....................................................................................  $          --  $          --
Fair Value of Incremental Collateral Provided Upon
 One-notch downgrade in financial strength rating.........................................  $          --  $          --
 Downgrade in financial strength rating to a level that triggers full overnight
   collateralization or termination of the derivative position............................  $          --  $          --

---------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain products or purchases certain investments that contain embedded derivatives that are required to be separated from their host contracts and accounted for as freestanding derivatives. These host contracts principally include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; affiliated ceded reinsurance of guaranteed minimum benefits related to GMWBs, GMABs and certain GMIBs; affiliated assumed reinsurance of guaranteed minimum benefits related to GMWBs and certain GMIBs; funds withheld on assumed and ceded reinsurance; fixed annuities with equity indexed returns; and certain debt and equity securities.

   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                                                          December 31,
                                                                                                    ------------------------
                                                                 Balance Sheet Location                 2016         2015
                                                       -------------------------------------------- -----------  -----------
                                                                                                          (In millions)
Embedded derivatives within asset host contracts:
  Ceded guaranteed minimum benefits................... Premiums, reinsurance and other receivables.  $      241   $      242
  Funds withheld on assumed reinsurance............... Other invested assets.......................          --           35
  Options embedded in debt or equity securities....... Investments.................................         (49)         (63)
                                                                                                    -----------  -----------
    Embedded derivatives within asset host contracts...........................................      $      192   $      214
                                                                                                    ===========  ===========
Embedded derivatives within liability host contracts:
  Direct guaranteed minimum benefits.................. Policyholder account balances...............  $    2,261   $      177
  Assumed guaranteed minimum benefits................. Policyholder account balances...............         952          897
  Funds withheld on ceded reinsurance................. Other liabilities...........................         285          244
  Fixed annuities with equity indexed returns......... Policyholder account balances...............         192            6
                                                                                                    -----------  -----------
    Embedded derivatives within liability host contracts.......................................      $    3,690   $    1,324
                                                                                                    ===========  ===========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

9. Derivatives (continued)


   The following table presents changes in estimated fair value related to embedded derivatives:

                                                Years Ended December 31,
                                        ----------------------------------------
                                            2016          2015          2014
                                        ------------  ------------  ------------
                                                      (In millions)
Net derivative gains (losses) (1), (2).  $    (1,848)  $      (270)  $    (1,049)
Policyholder benefits and claims.......  $        (4)  $        21   $        87

---------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $253 million, $25 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

(2) See Note 7 for discussion of affiliated net derivative gains (losses).

Related Party Freestanding Derivative Transactions

   In November 2014, as part of the settlement of related party reinsurance transactions, the Company transferred derivatives to affiliates. The estimated fair value of freestanding derivative assets and liabilities transferred was $1.8 billion and $1.2 billion, respectively.

10. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

   Financial markets are susceptible to severe events evidenced by rapid depreciation in asset values accompanied by a reduction in asset liquidity. The Company's ability to sell securities, or the price ultimately realized for these securities, depends upon the demand and liquidity in the market and increases the use of judgment in determining the estimated fair value of certain securities.

   Considerable judgment is often required in interpreting market data to develop estimates of fair value, and the use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, including those items for which the Company has elected the FVO, are presented below at:

                                                                             December 31, 2016
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ----------------------------------------
                                                                                                   Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     17,107  $      1,399  $      18,506
  U.S. government and agency.............................        5,279         6,271            --         11,550
  RMBS...................................................           --         5,524         1,291          6,815
  Foreign corporate......................................           --         4,727           828          5,555
  State and political subdivision........................           --         2,897            17          2,914
  CMBS...................................................           --         2,676           162          2,838
  ABS....................................................           --         2,350           211          2,561
  Foreign government.....................................           --         1,046            --          1,046
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        5,279        42,598         3,908         51,785
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           39           124           137            300
Short-term investments...................................          459           465             2            926
Commercial mortgage loans held by CSEs -- FVO............           --           136            --            136
Derivative assets: (1)
  Interest rate..........................................            9         2,142            --          2,151
  Foreign currency exchange rate.........................           --           339            --            339
  Credit.................................................           --            20             8             28
  Equity market..........................................           38           859           179          1,076
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           47         3,360           187          3,594
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           241            241
Separate account assets (3)..............................          720        99,858            10        100,588
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     6,544  $    146,541  $      4,485  $     157,570
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $      1,690  $        611  $       2,301
  Foreign currency exchange rate.........................           --            14            --             14
  Equity market..........................................           --         1,038           530          1,568
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         2,742         1,141          3,883
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         3,690          3,690
Long-term debt of CSEs -- FVO............................           --            23            --             23
                                                          ------------ ------------- ------------- ---------------
      Total liabilities..................................  $        --  $      2,765  $      4,831  $       7,596
                                                          ============ ============= ============= ===============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


                                                                             December 31, 2015
                                                          --------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                          ---------------------------------------- Total Estimated
                                                            Level 1       Level 2       Level 3      Fair Value
                                                          ------------ ------------- ------------- ---------------
                                                                               (In millions)
Assets
Fixed maturity securities:
  U.S. corporate.........................................  $        --  $     15,295  $      1,451   $     16,746
  U.S. government and agency.............................        7,998         5,808            --         13,806
  RMBS...................................................           --         7,138         1,340          8,478
  Foreign corporate......................................           --         4,263           691          4,954
  State and political subdivision........................           --         2,692            13          2,705
  CMBS...................................................           --         2,120           181          2,301
  ABS....................................................           --         2,357           317          2,674
  Foreign government.....................................           --           719            26            745
                                                          ------------ ------------- ------------- ---------------
   Total fixed maturity securities.......................        7,998        40,392         4,019         52,409
                                                          ------------ ------------- ------------- ---------------
Equity securities........................................           44           268            97            409
Short-term investments (4)...............................           59         1,623            47          1,729
Commercial mortgage loans held by CSEs -- FVO............           --           172            --            172
Derivative assets: (1)
  Interest rate..........................................            2         2,445             8          2,455
  Foreign currency exchange rate.........................           --           205            --            205
  Credit.................................................           --            12             1             13
  Equity market..........................................           37           968           215          1,220
                                                          ------------ ------------- ------------- ---------------
   Total derivative assets...............................           39         3,630           224          3,893
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within asset host contracts (2).....           --            --           277            277
Separate account assets (3)..............................          624       100,965           146        101,735
                                                          ------------ ------------- ------------- ---------------
      Total assets.......................................  $     8,764  $    147,050  $      4,810   $    160,624
                                                          ============ ============= ============= ===============
Liabilities
Derivative liabilities: (1)
  Interest rate..........................................  $        --  $        668  $         --   $        668
  Foreign currency exchange rate.........................           --             4            --              4
  Credit.................................................           --             1            --              1
  Equity market..........................................           --           653           456          1,109
                                                          ------------ ------------- ------------- ---------------
   Total derivative liabilities..........................           --         1,326           456          1,782
                                                          ------------ ------------- ------------- ---------------
Embedded derivatives within liability host contracts (2).           --            --         1,324          1,324
Long-term debt of CSEs -- FVO............................           --            48            --             48
                                                          ------------ ------------- ------------- ---------------
       Total liabilities.................................  $        --  $      1,374  $      1,780   $      3,154
                                                          ============ ============= ============= ===============

---------

(1) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets, but are presented net for purposes of the roll-forward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(2) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances and other liabilities on the consolidated balance sheets. At December 31, 2016 and 2015, debt and equity securities also included embedded derivatives of ($49) million and ($63) million, respectively.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(3) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders whose liability is reflected within separate account liabilities. Separate account liabilities are set equal to the estimated fair value of separate account assets.

(4) Short-term investments as presented in the tables above differ from the amounts presented on the consolidated balance sheets because certain short-term investments are not measured at estimated fair value on a recurring basis.

   The following describes the valuation methodologies used to measure assets and liabilities at fair value. The description includes the valuation techniques and key inputs for each category of assets or liabilities that are classified within Level 2 and Level 3 of the fair value hierarchy.

 Investments

   Valuation Controls and Procedures

      On behalf of the Company and MetLife, Inc.'s Chief Investment Officer and Chief Financial Officer, a pricing and valuation committee that is independent of the trading and investing functions and comprised of senior management, provides oversight of control systems and valuation policies for securities, mortgage loans and derivatives. On a quarterly basis, this committee reviews and approves new transaction types and markets, ensures that observable market prices and market-based parameters are used for valuation, wherever possible, and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. This committee also provides oversight of the selection of independent third-party pricing providers and the controls and procedures to evaluate third party pricing. Periodically, the Chief Accounting Officer reports to the Audit Committee of Brighthouse Life Insurance Company's Board of Directors regarding compliance with fair value accounting standards.

      The Company reviews its valuation methodologies on an ongoing basis and revises those methodologies when necessary based on changing market conditions. Assurance is gained on the overall reasonableness and consistent application of input assumptions, valuation methodologies and compliance with fair value accounting standards through controls designed to ensure valuations represent an exit price. Several controls are utilized, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, comparing fair value estimates to management's knowledge of the current market, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. The Company ensures that prices received from independent brokers, also referred to herein as "consensus pricing," represent a reasonable estimate of fair value by considering such pricing relative to the Company's knowledge of the current market dynamics and current pricing for similar financial instruments. While independent non-binding broker quotations are utilized, they are not used for a significant portion of the portfolio. For example, fixed maturity securities priced using independent non-binding broker quotations represent less than 1% of the total estimated fair value of fixed maturity securities and 5% of the total estimated fair value of Level 3 fixed maturity securities at December 31, 2016.

      The Company also applies a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally developed valuation is prepared. Internally developed valuations of current estimated fair value, which reflect internal estimates of liquidity and nonperformance risks, compared with pricing received from the independent pricing services, did not produce material differences in the estimated fair values for the majority of the portfolio; accordingly, overrides were not material. This is, in part, because internal estimates of liquidity and nonperformance risks are generally based on available market evidence and estimates used by other market participants. In the absence of such market-based evidence, management's best estimate is used.

   Securities, Short-term Investments and Long-term Debt of CSEs -- FVO

      When available, the estimated fair value of these financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. Generally, these are the most liquid of the Company's securities holdings and valuation of these securities does not involve management's judgment.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


      When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, giving priority to observable inputs. The significant inputs to the market standard valuation methodologies for certain types of securities with reasonable levels of price transparency are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. When observable inputs are not available, the market standard valuation methodologies rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs can be based in large part on management's judgment or estimation and cannot be supported by reference to market activity. Even though these inputs are unobservable, management believes they are consistent with what other market participants would use when pricing such securities and are considered appropriate given the circumstances.

      The estimated fair value of long-term debt of CSEs -- FVO is determined on a basis consistent with the methodologies described herein for securities.

      The valuation of most instruments listed below is determined using independent pricing sources, matrix pricing, discounted cash flow methodologies or other similar techniques that use either observable market inputs or unobservable inputs.

Instrument                  Level 2                                  Level 3
                       Observable Inputs                       Unobservable Inputs
---------------------------------------------------------------------------------------------
Fixed Maturity Securities
---------------------------------------------------------------------------------------------
 U.S. corporate and Foreign corporate securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market approach.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . illiquidity premium
              active                                 . delta spread adjustments to reflect
            . benchmark yields; spreads off            specific credit-related issues
              benchmark yields; new issuances;       . credit spreads
              issuer rating                          . quoted prices in markets that are not
            . trades of identical or comparable        active for identical or similar
              securities; duration                        securities that are less liquid
            . Privately-placed securities are          and based on lower levels of trading
              valued using the additional key             activity than securities
              inputs:                                  classified in Level 2
             . market yield curve; call provisions   . independent non-binding broker
             . observable prices and spreads for       quotations
               similar public or private securities
               that    incorporate the credit
               quality and industry sector of the
               issuer
             . delta spread adjustments to reflect
               specific credit-related issues
---------------------------------------------------------------------------------------------
 U.S. government and agency, State and political subdivision and Foreign government securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the
            market approach.                         Valuation Techniques: Principally the
            Key Inputs:                              market approach.
            . quoted prices in markets that are not  Key Inputs:
              active                                 . independent non-binding broker
            . benchmark U.S. Treasury yield or         quotations
              other yields                           . quoted prices in markets that are not
            . the spread off the U.S. Treasury         active for identical or similar
              yield curve for the identical security      securities that are less liquid
            . issuer ratings and issuer spreads;       and based on lower levels of trading
              broker-dealer quotes                        activity than securities
            . comparable securities that are           classified in Level 2
              actively traded                        . credit spreads
---------------------------------------------------------------------------------------------
 Structured Securities
---------------------------------------------------------------------------------------------
            Valuation Techniques: Principally the    Valuation Techniques: Principally the
            market and income approaches.            market and income approaches.
            Key Inputs:                              Key Inputs:
            . quoted prices in markets that are not  . credit spreads
              active                                 . quoted prices in markets that are not
            . spreads for actively traded              active for identical or similar
              securities; spreads off benchmark           securities that are less liquid
              yields                                   and based on lower levels of trading
            . expected prepayment speeds and volumes      activity than securities
            . current and forecasted loss severity;    classified in Level 2
              ratings; geographic region             . independent non-binding broker
            . weighted average coupon and weighted     quotations
              average maturity
            . average delinquency rates;
              debt-service coverage ratios
            . issuance-specific information,
              including, but not limited to:
             . collateral type; structure of the
               security; vintage of the loans
             . payment terms of the underlying
               assets
             . payment priority within the tranche;
               deal performance
---------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Instrument                  Level 2                                  Level 3
                        Observable Inputs                       Unobservable Inputs
----------------------------------------------------------------------------------------------
Equity Securities
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    Valuation Techniques: Principally the
             market approach.                         market and income approaches.
             Key Input:                               Key Inputs:
             . quoted prices in markets that are not  . credit ratings; issuance structures
               considered active                      . quoted prices in markets that are not
                                                        active for identical or similar
                                                        securities   that are less liquid and
                                                        based on lower levels of trading
                                                        activity than   securities classified
                                                        in Level 2
                                                      . independent non-binding broker
                                                        quotations
----------------------------------------------------------------------------------------------
Short-term investments
----------------------------------------------------------------------------------------------
             . Short-term investments are of a        . Short-term investments are of a
               similar nature and class to the fixed    similar nature and class to the fixed
               maturity   and equity securities         maturity   and equity securities
               described above; accordingly, the        described above; accordingly, the
               valuation techniques   and observable    valuation   techniques and
               inputs used in their valuation are       unobservable inputs used in their
               also similar to those   described        valuation are also   similar to those
               above.                                   described above.
----------------------------------------------------------------------------------------------
Commercial mortgage loans held by CSEs -- FVO
----------------------------------------------------------------------------------------------
             Valuation Techniques: Principally the    . N/A
             market approach.
             Key Input:
             . quoted securitization market price of
               the obligations of the CSEs
               determined   principally by
               independent pricing services using
               observable inputs
----------------------------------------------------------------------------------------------
Separate Account Assets (1)
----------------------------------------------------------------------------------------------
 Mutual funds without readily determinable fair values as prices are not published publicly
----------------------------------------------------------------------------------------------
             Key Input:                               . N/A
             . quoted prices or reported net asset
               value ("NAV") provided by the fund
                 managers
----------------------------------------------------------------------------------------------
 Other limited partnership interests
----------------------------------------------------------------------------------------------
             . N/A                                    Valuation Techniques: Valued giving
                                                       consideration to the underlying
                                                       holdings of the partnerships and by
                                                       applying a premium or discount, if
                                                       appropriate.
                                                      Key Inputs:
                                                      . liquidity; bid/ask spreads;
                                                        performance record of the fund manager
                                                      . other relevant variables that may
                                                        impact the exit value of the
                                                        particular   partnership interest
----------------------------------------------------------------------------------------------

---------

(1) Estimated fair value equals carrying value, based on the value of the underlying assets, including: mutual fund interests, fixed maturity securities, equity securities, derivatives, other limited partnership interests, short-term investments and cash and cash equivalents. Fixed maturity securities, equity securities, derivatives, short-term investments and cash and cash equivalents are similar in nature to the instruments described under "-- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO" and "-- Derivatives -- Freestanding Derivatives."

 Derivatives

    The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives, or through the use of pricing models for OTC-bilateral and OTC-cleared derivatives. The determination of estimated fair value, when quoted market values are not available, is based on market standard valuation methodologies and inputs that management believes are consistent with what other market participants would use when pricing such instruments. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, default risk, nonperformance risk, volatility, liquidity and changes in estimates and assumptions used in the pricing models. The valuation controls and procedures for derivatives are described in "-- Investments -- Valuation Controls and Procedures."

    The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

    The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Freestanding Derivatives

    Level 2 Valuation Techniques and Key Inputs:

        This level includes all types of derivatives utilized by the Company with the exception of exchange-traded derivatives included within Level 1 and those derivatives with unobservable inputs as described in Level 3.

    Level 3 Valuation Techniques and Key Inputs:

        These valuation methodologies generally use the same inputs as described in the corresponding sections for Level 2 measurements of derivatives. However, these derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data.

        Freestanding derivatives are principally valued using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models. Key inputs are as follows:

  Instrument    Interest Rate      Foreign          Credit      Equity Market
                                   Currency
                                Exchange Rate
-------------------------------------------------------------------------------
Inputs common   . swap yield    . swap yield    . swap yield    . swap yield
 to Level 2       curves          curves          curves          curves
 and Level 3    . basis curves  . basis curves  . credit curves . spot equity
 by instrument  . interest      . currency      . recovery        index levels
 type             rate            spot rates      rates         . dividend
                  volatility    . cross                           yield curves
                  (1)             currency                      . equity
                                  basis                           volatility
                                    curves                        (1)
-------------------------------------------------------------------------------
Level 3         . swap yield    . N/A           . swap yield    . dividend
                  curves (2)                      curves (2)      yield curves
                . basis curves                  . credit          (2)
                  (2)                             curves (2)    . equity
                . repurchase                    . credit          volatility
                  rates                           spreads         (1), (2)
                                                . repurchase    . correlation
                                                  rates           between
                                                . independent     model
                                                  non-binding       inputs (1)
                                                    broker
                                                  quotations
-------------------------------------------------------------------------------

---------

(1) Option-based only.

(2) Extrapolation beyond the observable limits of the curve(s).

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Embedded Derivatives

    Embedded derivatives principally include certain direct, assumed and ceded variable annuity guarantees, equity or bond indexed crediting rates within certain annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

    The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The Company's actuarial department calculates the fair value of these embedded derivatives, which are estimated as the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations concerning policyholder behavior. The calculation is based on in-force business, and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates.

    Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

    The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for MetLife, Inc.'s debt, including related credit default swaps. These observable spreads are then adjusted, as necessary, to reflect the priority of these liabilities and the claims paying ability of the issuing insurance subsidiaries as compared to MetLife, Inc.

    Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees. These guarantees may be more costly than expected in volatile or declining equity markets. Market conditions including, but not limited to, changes in interest rates, equity indices, market volatility and foreign currency exchange rates; changes in nonperformance risk; and variations in actuarial assumptions regarding policyholder behavior, mortality and risk margins related to non-capital market inputs, may result in significant fluctuations in the estimated fair value of the guarantees that could materially affect net income.

    The Company assumed from an affiliated insurance company the risk associated with certain GMIBs. These embedded derivatives are included in policyholder account balances on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on these assumed risks is determined using a methodology consistent with that described previously for the guarantees directly written by the Company.

    The Company ceded to an affiliate the risk associated with certain of the GMIBs, GMABs and GMWBs described above that are also accounted for as embedded derivatives. In addition to ceding risks associated with guarantees that are accounted for as embedded derivatives, the Company also cedes, to an affiliated company, certain directly written GMIBs that are accounted for as insurance (i.e., not as embedded derivatives), but where the reinsurance agreement contains an embedded derivative. These embedded derivatives are included within premiums, reinsurance and other receivables on the consolidated balance sheets with changes in estimated fair value reported in net derivative gains (losses). The value of the embedded derivatives on the ceded risk is determined using a methodology consistent with that described previously for the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Investments -- Securities, Short-term Investments and Long-term Debt of CSEs -- FVO." The estimated fair value of these embedded derivatives is included, along with their funds withheld hosts, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses). Changes in the credit spreads on the underlying assets, interest rates and market volatility may result in significant fluctuations in the estimated fair value of these embedded derivatives that could materially affect net income.

    The Company issues certain annuity contracts which allow the policyholder to participate in returns from equity indices. These equity indexed features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

    The estimated fair value of the embedded equity indexed derivatives, based on the present value of future equity returns to the policyholder using actuarial and present value assumptions including expectations concerning policyholder behavior, is calculated by the Company's actuarial department. The calculation is based on in-force business and uses standard capital market techniques, such as Black-Scholes, to calculate the value of the portion of the embedded derivative for which the terms are set. The portion of the embedded derivative covering the period beyond where terms are set is calculated as the present value of amounts expected to be spent to provide equity indexed returns in those periods. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

 Embedded Derivatives Within Asset and Liability Host Contracts

   Level 3 Valuation Techniques and Key Inputs:

    Direct and assumed guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curves, currency exchange rates and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include: the extrapolation beyond observable limits of the swap yield curves and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk and cost of capital for purposes of calculating the risk margin.

    Reinsurance ceded on certain guaranteed minimum benefits

        These embedded derivatives are principally valued using the income approach. The valuation techniques and significant market standard unobservable inputs used in their valuation are similar to those described above in "-- Direct and assumed guaranteed minimum benefits" and also include counterparty credit spreads.

 Transfers between Levels

    Overall, transfers between levels occur when there are changes in the observability of inputs and market activity. Transfers into or out of any level are assumed to occur at the beginning of the period.

   Transfers between Levels 1 and 2:

      For assets and liabilities measured at estimated fair value and still held at December 31, 2016 and 2015, transfers between Levels 1 and 2 were not significant.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

 Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

    The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)                                     (65)  -    240       49
                                      .
                                        Offered quotes (5)       18   -    138      104        96   -    96       96
                  . Market            .
                    pricing             Quoted prices (5)        13   -    700      99         13   -    780      314
                  . Consensus         .
                    pricing             Offered quotes (5)       68   -    109      86         68   -    95       80
                -----------------------------------------------------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)               38   -    111      91         29   -    292      93
                -----------------------------------------------------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)        94   -    106      100        97   -    103      100
                  . Consensus         . Offered
                    pricing             quotes (5)               98   -    100      99         66   -    105      99
                -----------------------------------------------------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                 --   -    --                 317   -    317
                                      .
                                        Repurchase rates (9)    (44)  -    18
                -----------------------------------------------------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)      97   -    98                  --   -    --
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------------------------------------------------
Equity market..   . Present           . Volatility              14%   -    32%                17%   -    36%
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)        40%   -    40%                70%   -    70%
                -----------------------------------------------------------------------------------------------------------

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Fixed maturity
securities (3)
U.S. corporate    .
 and foreign        Matrix pricing    . Delta spread
 corporate.....                           adjustments (4)           Decrease
                                      .
                                        Offered quotes (5)          Increase
                  . Market            .
                    pricing             Quoted prices (5)           Increase
                  . Consensus         .
                    pricing             Offered quotes (5)          Increase
                -----------------------------------------------------------------
RMBS...........   .                   . Quoted
                    Market pricing      prices (5)                 Increase (6)
                -----------------------------------------------------------------
ABS............   .                   .
                    Market pricing      Quoted prices (5)          Increase (6)
                  . Consensus         . Offered
                    pricing             quotes (5)                 Increase (6)
                -----------------------------------------------------------------
Derivatives
Interest rate..   . Present           . Swap yield
                    value               (7)
                      techniques                                   Increase (8)
                                      .
                                        Repurchase rates (9)       Decrease (8)
                -----------------------------------------------------------------
Credit.........   . Present
                    value             .
                      techniques        Credit spreads (10)        Decrease (10)
                  . Consensus         .
                    pricing             Offered quotes (11)
                -----------------------------------------------------------------
Equity market..   . Present           . Volatility                 Increase (8)
                    value               (12)
                      techniques
                    or   option
                    pricing
                      models
                                      .
                                        Correlation (13)
                -----------------------------------------------------------------

                                                                    December 31, 2016             December 31, 2015
                                                               ---------------------------   ---------------------------
                                           Significant                            Weighted                      Weighted
                 Valuation Techniques   Unobservable Inputs        Range         Average (1)     Range         Average (1)
                --------------------- ----------------------   -------------    ------------ -------------    ------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40              0%   -   0.09%                0%   -   0.09%
                                        Ages 41 - 60           0.04%  -   0.65%              0.04%  -   0.65%
                                        Ages 61 - 115          0.26%  -   100%               0.26%  -   100%
                                      . Lapse rates:
                                        Durations
                                      1 - 10                   0.25%  -   100%               0.25%  -   100%

                                      Durations 11 - 20          2%   -   100%                 3%   -   100%

                                      Durations 21 - 116         2%   -   100%                 3%   -   100%
                                      . Utilization
                                        rates                    0%   -    25%                 0%   -    25%
                                      . Withdrawal
                                        rates                  0.25%  -    10%               0.25%  -    10%
                                      . Long-term
                                        equity
                                          volatilities         17.40% -    25%               17.40% -    25%
                                      .
                                        Nonperformance
                                          risk spread          0.04%  -   0.57%              0.04%  -   0.52%

                                                                   Impact of
                                                                Increase in Input
                                           Significant            on Estimated
                 Valuation Techniques   Unobservable Inputs      Fair Value (2)
                --------------------- ----------------------   ------------------
Embedded
 derivatives
Direct,                               .
 assumed and                            Mortality rates:
 ceded
 guaranteed       . Option
 minimum            pricing
 benefits......       techniques
                                        Ages 0 - 40                Decrease (14)
                                        Ages 41 - 60               Decrease (14)
                                        Ages 61 - 115              Decrease (14)
                                      . Lapse rates:
                                        Durations
                                      1 - 10                       Decrease (15)

                                      Durations 11 - 20            Decrease (15)

                                      Durations 21 - 116           Decrease (15)
                                      . Utilization
                                        rates                      Increase (16)
                                      . Withdrawal
                                        rates                           (17)
                                      . Long-term
                                        equity
                                          volatilities             Increase (18)
                                      .
                                        Nonperformance
                                          risk spread              Decrease (19)

---------

(1) The weighted average for fixed maturity securities is determined based on the estimated fair value of the securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (2) The impact of a decrease in input would have the opposite impact on estimated fair value. For embedded derivatives, changes to direct and assumed guaranteed minimum benefits are based on liability positions; changes to ceded guaranteed minimum benefits are based on asset positions.

 (3) Significant increases (decreases) in expected default rates in isolation would result in substantially lower (higher) valuations.

 (4) Range and weighted average are presented in basis points.

 (5) Range and weighted average are presented in accordance with the market convention for fixed maturity securities of dollars per hundred dollars of par.

 (6) Changes in the assumptions used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumptions used for prepayment rates.

 (7) Ranges represent the rates across different yield curves and are presented in basis points. The swap yield curves are utilized among different types of derivatives to project cash flows, as well as to discount future cash flows to present value. Since this valuation methodology uses a range of inputs across a yield curve to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (8) Changes in estimated fair value are based on long U.S. dollar net asset positions and will be inversely impacted for short U.S. dollar net asset positions.

 (9) Ranges represent different repurchase rates utilized as components within the valuation methodology and are presented in basis points.

 (10)Represents the risk quoted in basis points of a credit default event on the underlying instrument. Credit derivatives with significant unobservable inputs are primarily comprised of written credit default swaps.

 (11)As of December 31, 2016 and 2015, independent non-binding broker quotations were used in the determination of 3% and less than 1% of the total net derivative estimated fair value, respectively.

 (12)Ranges represent the underlying equity volatility quoted in percentage points. Since this valuation methodology uses a range of inputs across multiple volatility surfaces to value the derivative, presenting a range is more representative of the unobservable input used in the valuation.

 (13)Ranges represent the different correlation factors utilized as components within the valuation methodology. Presenting a range of correlation factors is more representative of the unobservable input used in the valuation. Increases (decreases) in correlation in isolation will increase (decrease) the significance of the change in valuations.

 (14)Mortality rates vary by age and by demographic characteristics such as gender. Mortality rate assumptions are based on company experience. A mortality improvement assumption is also applied. For any given contract, mortality rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (15)Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in the money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. For any given contract, lapse rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (16)The utilization rate assumption estimates the percentage of contractholders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible. The rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contract's withdrawal history and by the age of the policyholder. For any given contract, utilization rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 (17)The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

 (18)Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

 (19)Nonperformance risk spread varies by duration and by currency. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

    The following is a summary of the valuation techniques and significant unobservable inputs used in the fair value measurement of assets and liabilities classified within Level 3 that are not included in the preceding table. Generally, all other classes of securities classified within Level 3, including those within separate account assets and embedded derivatives within funds withheld related to certain ceded and assumed reinsurance, use the same valuation techniques and significant unobservable inputs as previously described for Level 3 securities. This includes matrix pricing and discounted cash flow methodologies, inputs such as quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2, as well as independent non-binding broker quotations. The sensitivity of the estimated fair value to changes in the significant unobservable inputs for these other assets and liabilities is similar in nature to that described in the preceding table. The valuation techniques and significant unobservable inputs used in the fair value measurement for the more significant assets measured at estimated fair value on a nonrecurring basis and determined using significant unobservable inputs (Level 3) are summarized in "-- Nonrecurring Fair Value Measurements."

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


    The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):


-                    --------------

-                    --------------


                     Corporate (1)
-                    -------------

Balance, January 1,
 2015...............  $      2,065
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            16
Total
 realized/unrealized
 gains (losses)
 included in AOCI...          (113)
Purchases (7).......           285
Sales (7)...........          (118)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           202
Transfers out of
 Level 3 (8)........          (195)
                     -------------
Balance,
 December 31, 2015..  $      2,142
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....             1
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (32)
Purchases (7).......           557
Sales (7)...........          (244)
Issuances (7).......            --
Settlements (7).....            --
Transfers into
 Level 3 (8)........           118
Transfers out of
 Level 3 (8)........          (315)
                     -------------
Balance,
 December 31, 2016..  $      2,227
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          3
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         11
                     =============
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $          2
                     =============
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $          3
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         74

                                Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
-                    -----------------------------------------------------------------------------------------------------------
                     Fixed Maturity Securities
-                    --------------------------------------
                                     State and                                                                        Separate
                       Structured    Political   Foreign      Equity    Short-term        Net        Net Embedded     Account
                       Securities   Subdivision Government  Securities  Investments Derivatives (2) Derivatives (3)  Assets (4)
-                    -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
                                                             (In millions)
Balance, January 1,
 2015...............  $      1,045   $      --   $      --   $     100   $      71    $      (196)   $        (347)  $      158
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            21          --          --          11          --            (74)            (228)          (6)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...           (11)         --          (3)        (10)         --              2               --           --
Purchases (7).......         1,255          13          29          --          47             22               --            3
Sales (7)...........          (360)         --          --         (16)         --             --               --           (5)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --             14             (472)          --
Transfers into
 Level 3 (8)........            22          --          --          19          --             --               --           --
Transfers out of
 Level 3 (8)........          (134)         --          --          (7)        (71)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2015..  $      1,838   $      13   $      26   $      97   $      47    $      (232)   $      (1,047)  $      146
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....            30          --          --          --          --           (703)          (1,866)          --
Total
 realized/unrealized
 gains (losses)
 included in AOCI...            20          --          --         (11)         --              4               --           --
Purchases (7).......           576          --          --          --           3             10               --            2
Sales (7)...........          (530)         --          --         (26)         (1)            --               --         (134)
Issuances (7).......            --          --          --          --          --             --               --           --
Settlements (7).....            --          --          --          --          --            (33)            (536)          --
Transfers into
 Level 3 (8)........            12           9          --         131          --             --               --           --
Transfers out of
 Level 3 (8)........          (282)         (5)        (26)        (54)        (47)            --               --           (4)
                     -------------  ----------- ----------  ----------  ----------- --------------- --------------- -----------
Balance,
 December 31, 2016..  $      1,664   $      17   $      --   $     137   $       2    $      (954)   $      (3,449)  $       10
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2014
 (9)................  $          6   $      --   $      --   $      (1)  $      --    $        (7)   $        (982)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31,
 2015(9)............  $         21   $      --   $      --   $      --   $      --    $       (64)   $        (241)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Changes in
 unrealized gains
 (losses) included
 in net income
 (loss) for the
 instruments still
 held at
 December 31, 2016
 (9)................  $         28   $      --   $      --   $      --   $      --    $      (687)   $      (1,839)  $       --
                     =============  =========== ==========  ==========  =========== =============== =============== ===========
Gains (Losses) Data
 for the year ended
 December 31, 2014..
Total
 realized/unrealized
 gains (losses)
 included in net
 income
 (loss) (5) (6).....  $         10   $      --   $      --   $      (2)  $      --    $        (4)   $        (957)  $       (1)
Total
 realized/unrealized
 gains (losses)
 included in AOCI...  $         12   $      --   $      --   $       7   $      --    $        57    $         107   $       --

---------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contractholders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and embedded derivatives are reported in net derivatives gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and embedded derivatives are reported in net derivative gains (losses).

  Fair Value Option

   The following table presents information for certain assets and liabilities of CSEs, which are accounted for under the FVO. These assets and liabilities were initially measured at fair value.

                                                                                  December 31,
                                                                           ---------------------------
                                                                               2016          2015
                                                                           ------------- -------------
                                                                                  (In millions)
Assets (1)
Unpaid principal balance..................................................  $         88  $        121
Difference between estimated fair value and unpaid principal balance......            48            51
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $        136  $        172
                                                                           ============= =============
Liabilities (1)
Contractual principal balance.............................................  $         22  $         46
Difference between estimated fair value and contractual principal balance.             1             2
                                                                           ------------- -------------
  Carrying value at estimated fair value..................................  $         23  $         48
                                                                           ============= =============

---------

(1) These assets and liabilities are comprised of commercial mortgage loans and long-term debt. Changes in estimated fair value on these assets and liabilities and gains or losses on sales of these assets are recognized in net investment gains (losses). Interest income on commercial mortgage loans held by CSEs -- FVO is recognized in net investment income. Interest expense from long-term debt of CSEs -- FVO is recognized in other expenses.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


Nonrecurring Fair Value Measurements

   The following table presents information for assets measured at estimated fair value on a nonrecurring basis during the periods and still held at the reporting dates (for example, when there is evidence of impairment). The estimated fair values for these assets were determined using significant unobservable inputs (Level 3).

                                                At December 31,               Years Ended December 31,
                                         ------------------------------   --------------------------------
                                            2016        2015      2014       2016        2015       2014
                                         ----------   --------- --------- ----------  ---------  ---------
                                         Carrying Value After Measurement          Gains (Losses)
                                         ------------------------------   --------------------------------
                                                                  (In millions)
Mortgage loans (1)......................  $       3   $       3 $       3  $      --  $      --  $      --
Other limited partnership interests (2).  $       3   $       2 $      38  $      (2) $      (1) $      (6)
Other assets (3)........................  $      --   $      -- $      --  $     (11) $      --  $      --
Goodwill (4)............................  $      --   $      -- $      --  $    (381) $      --  $     (33)

--------

(1) Estimated fair values for impaired mortgage loans are based on independent broker quotations or valuation models using unobservable inputs or, if the loans are in foreclosure or are otherwise determined to be collateral dependent, are based on the estimated fair value of the underlying collateral or the present value of the expected future cash flows.

(2) For these cost method investments, estimated fair value is determined from information provided on the financial statements of the underlying entities including NAV data. These investments include private equity and debt funds that typically invest primarily in various strategies including domestic and international leveraged buyout funds; power, energy, timber and infrastructure development funds; venture capital funds; and below investment grade debt and mezzanine debt funds. Distributions will be generated from investment gains, from operating income from the underlying investments of the funds and from liquidation of the underlying assets of the funds. It is estimated that the underlying assets of the funds will be liquidated over the next two to 10 years. Unfunded commitments for these investments at both December 31, 2016 and 2015 were not significant.

(3) During the year ended December 31, 2016, the Company recognized an impairment of computer software in connection with the sale to Massachusetts Mutual Life Insurance Company ("MassMutual") of MetLife, Inc.'s U.S. retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MetLife's affiliated broker-dealer, MetLife Securities, Inc. ("MSI"), a wholly-owned subsidiary of MetLife, Inc. See Note 17.

(4) As discussed in Note 11, for the year ended December 31, 2016, the Company recorded an impairment of goodwill associated with the Run-off reporting unit.

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions and those short-term investments that are not securities, such as time deposits, and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                               December 31, 2016
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      8,748  $        --  $           --  $      8,893  $      8,893
Policy loans........................  $      1,093  $        --  $          746  $        431  $      1,177
Real estate joint ventures..........  $         12  $        --  $           --  $         44  $         44
Other limited partnership interests.  $         44  $        --  $           --  $         42  $         42
Premiums, reinsurance and other
 receivables........................  $      2,831  $        --  $          832  $      2,843  $      3,675
Liabilities
Policyholder account balances.......  $     14,829  $        --  $           --  $     15,975  $     15,975
Long-term debt......................  $        781  $        --  $        1,060  $         --  $      1,060
Other liabilities...................  $        194  $        --  $           27  $        167  $        194
Separate account liabilities........  $      1,110  $        --  $        1,110  $         --  $      1,110

                                                               December 31, 2015
                                     ----------------------------------------------------------------------
                                                              Fair Value Hierarchy
                                                   ------------------------------------------
                                                                                                 Total
                                       Carrying                                                Estimated
                                        Value        Level 1        Level 2        Level 3     Fair Value
                                     ------------- ------------ --------------- ------------- -------------
                                                                 (In millions)
Assets
Mortgage loans......................  $      7,090  $        --  $           --  $      7,386  $      7,386
Policy loans........................  $      1,266  $        --  $          917  $        430  $      1,347
Real estate joint ventures..........  $         23  $        --  $           --  $         65  $         65
Other limited partnership interests.  $         52  $        --  $           --  $         57  $         57
Premiums, reinsurance and other
 receivables........................  $      6,074  $        --  $           80  $      7,163  $      7,243
Liabilities
Policyholder account balances.......  $     18,968  $        --  $           --  $     20,339  $     20,339
Long-term debt......................  $        788  $        --  $        1,070  $         --  $      1,070
Other liabilities...................  $        217  $        --  $           43  $        174  $        217
Separate account liabilities........  $      1,275  $        --  $        1,275  $         --  $      1,275

   The methods, assumptions and significant valuation techniques and inputs used to estimate the fair value of financial instruments are summarized as follows:

  Mortgage Loans

    The estimated fair value of mortgage loans is primarily determined by estimating expected future cash flows and discounting them using current interest rates for similar mortgage loans with similar credit risk, or is determined from pricing for similar loans.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Policy Loans

    Policy loans with fixed interest rates are classified within Level 3. The estimated fair values for these loans are determined using a discounted cash flow model applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk, as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. Policy loans with variable interest rates are classified within Level 2 and the estimated fair value approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

 Real Estate Joint Ventures and Other Limited Partnership Interests

    The estimated fair values of these cost method investments are generally based on the Company's share of the NAV as provided on the financial statements of the investees. In certain circumstances, management may adjust the NAV by a premium or discount when it has sufficient evidence to support applying such adjustments.

 Premiums, Reinsurance and Other Receivables

    Premiums, reinsurance and other receivables are principally comprised of certain amounts recoverable under reinsurance agreements, amounts on deposit with financial institutions to facilitate daily settlements related to certain derivatives and amounts receivable for securities sold but not yet settled.

    Amounts recoverable under ceded reinsurance agreements, which the Company has determined do not transfer significant risk such that they are accounted for using the deposit method of accounting, have been classified as Level 3. The valuation is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using interest rates determined to reflect the appropriate credit standing of the assuming counterparty.

    The amounts on deposit for derivative settlements, classified within Level 2, essentially represent the equivalent of demand deposit balances and amounts due for securities sold are generally received over short periods such that the estimated fair value approximates carrying value.

 Policyholder Account Balances

    These policyholder account balances include investment contracts which primarily include certain funding agreements, fixed deferred annuities, modified guaranteed annuities, fixed term payout annuities and total control accounts. The valuation of these investment contracts is based on discounted cash flow methodologies using significant unobservable inputs. The estimated fair value is determined using current market risk-free interest rates adding a spread to reflect the nonperformance risk in the liability.

 Long-term Debt

    The estimated fair value of long-term debt is principally determined using market standard valuation methodologies. Valuations of instruments are based primarily on quoted prices in markets that are not active or using matrix pricing that use standard market observable inputs such as quoted prices in markets that are not active and observable yields and spreads in the market. Instruments valued using discounted cash flow methodologies use standard market observable inputs including market yield curve, duration, observable prices and spreads for similar publicly traded or privately traded issues.

 Other Liabilities

    Other liabilities consist primarily of interest payable, amounts due for securities purchased but not yet settled and funds withheld amounts payable, which are contractually withheld by the Company in accordance with the terms of the reinsurance agreements. The Company evaluates the specific terms, facts and circumstances of each instrument to determine the appropriate estimated fair values, which are not materially different from the carrying values.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

10. Fair Value (continued)


 Separate Account Liabilities

    Separate account liabilities represent those balances due to policyholders under contracts that are classified as investment contracts.

    Separate account liabilities classified as investment contracts primarily represent variable annuities with no significant mortality risk to the Company such that the death benefit is equal to the account balance and certain contracts that provide for benefit funding.

    Since separate account liabilities are fully funded by cash flows from the separate account assets which are recognized at estimated fair value as described in the section "-- Recurring Fair Value Measurements," the value of those assets approximates the estimated fair value of the related separate account liabilities. The valuation techniques and inputs for separate account liabilities are similar to those described for separate account assets.

11. Goodwill

   The Company tests goodwill for impairment during the third quarter of each year at the reporting unit level based upon best available data as of June 30 of that year. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level.

   In anticipation of the planned Separation, in the third quarter of 2016, the Company reorganized its businesses into three segments: Annuities; Life; and Run-off. As a result, the Company reallocated goodwill. In connection with the reorganization and the 2016 annual goodwill impairment test, the Company performed Step 1 of the goodwill impairment process, which requires a comparison of the estimated fair value of a reporting unit to its carrying value. To determine the estimated fair value for the Run-off reporting unit, an actuarial based approach, embedded value, was utilized to estimate the net worth of the reporting unit and the value of existing business. This actuarial based approach requires judgments and assumptions about the projected cash flows, the level of internal capital required to support the mix of business, the account value of in-force business, projections of renewal business and margins on such business, interest rates, credit spreads, equity market levels, and the discount rate that the Company believes is appropriate for this reporting unit.

   Based on a quantitative analysis performed for the Run-off reporting unit, the Company concluded that the carrying value exceeded the estimated fair value, indicating a potential for goodwill impairment. Accordingly, the Company performed Step 2 of the goodwill impairment process for the reporting unit, which compares the implied estimated fair value of the reporting unit's goodwill with its carrying value. This analysis indicated that the goodwill associated with this reporting unit was not recoverable. As a result, the Company recorded a non-cash charge of $381 million ($305 million, net of income tax) for the impairment of the entire goodwill balance, which is reported in goodwill impairment on the consolidated statements of operations for the year ended December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

11. Goodwill (continued)


   Information regarding goodwill by segment was as follows:

                                Annuities       Life         Run-off        Total
                              ------------  ------------  ------------  ------------
                                                   (In millions)
Balance at January 1, 2014
Goodwill.....................  $       427   $        66   $       493   $       986
Accumulated impairment.......         (394)          (66)           --          (460)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           33            --           493           526
Dispositions (1).............           --            --          (112)         (112)
Impairments..................          (33)           --            --           (33)
Balance at December 31, 2014.
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Balance at December 31, 2015
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)           --          (493)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........           --            --           381           381
Impairments..................           --            --          (381)         (381)
Balance at December 31, 2016
Goodwill.....................          427            66           381           874
Accumulated impairment.......         (427)          (66)         (381)         (874)
                              ------------  ------------  ------------  ------------
  Total goodwill, net........  $        --   $        --   $        --   $        --
                              ============  ============  ============  ============

---------

(1) In connection with the sale of MAL, goodwill in the Run-off reporting unit was reduced by $112 million during the year ended December 31, 2014. See
    Note 4. This goodwill was allocated to MAL based on the relative fair values of MAL and the remaining portion of the Run-off reporting unit.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


12. Debt

   Long-term debt outstanding was as follows:

                                                                 December 31,
                                                            -----------------------
                                     Interest Rate Maturity    2016        2015
                                     ------------- -------- ----------- -----------
                                                                 (In millions)
Surplus note -- affiliated (1), (2).     8.60%       2038    $      744  $      750
Long-term debt -- unaffiliated (3)..     7.03%       2030            37          38
                                                            ----------- -----------
  Total long-term debt (4)..........                         $      781  $      788
                                                            =========== ===========

--------

(1) Payments of interest and principal on the affiliated surplus note, which is subordinate to all other obligations and may be made only with the prior approval of the Delaware Commissioner of Insurance (the "Delaware Commissioner").

(2) Includes $6 million of debt issuance costs at both December 31, 2016 and 2015. Debt issuance costs were reported in other assets at December 31, 2015.

(3) Principal and interest is paid quarterly.

(4) Excludes $23 million and $48 million of long-term debt relating to CSEs at December 31, 2016 and 2015, respectively. See Note 8.

   In December 2014, Brighthouse Insurance repaid in cash at maturity its $75 million 6.80% affiliated note.

   The aggregate maturities of long-term debt at December 31, 2016 were $1 million in 2017, $2 million in each of 2018, 2019, 2020 and 2021 and $772 million thereafter.

   Interest expense related to the Company's indebtedness is included in other expenses and was $67 million, $68 million and $73 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Letters of Credit

   The Company had access to unsecured revolving credit facilities from various banks, either directly with the bank or indirectly through letters of credit available to MetLife, Inc. for the benefit of the Company and certain other affiliates of MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. Total fees associated with letters of credit was $10 million, $5 million and $13 million for the years ended December 31, 2016, 2015 and 2014, respectively, and was included in other expenses. At December 31, 2016, the Company had $0 in letters of credit outstanding and the remaining availability was $3.3 billion.

13. Equity

   See Note 3 for a discussion on the Mergers.

Common Stock

   In August 2014, MetLife Insurance Company of Connecticut, the predecessor to MetLife USA, redeemed for $1.4 billion and retired 4,595,317 shares of its common stock owned by MetLife Investors Group, LLC, an affiliate.

Capital Contributions

   In February 2016, Brighthouse Life Insurance Company received a capital contribution of $1.5 billion in cash from MetLife, Inc.

   In August 2014, MetLife Insurance Company of Connecticut received a capital contribution of $231 million in cash from MetLife, Inc.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Statutory Equity and Income

   The state of domicile of Brighthouse Life Insurance Company imposes risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital, calculated in the manner prescribed by the NAIC ("TAC") to its authorized control level RBC, calculated in the manner prescribed by the NAIC ("ACL RBC"), based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC ("CAL RBC"). The CAL RBC ratio for Brighthouse Life Insurance Company was in excess of 400% for all periods presented.

   Brighthouse Life Insurance Company prepares statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance. The NAIC has adopted the Codification of Statutory Accounting Principles ("Statutory Codification"). Statutory Codification is intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by the state insurance department may impact the effect of Statutory Codification on the statutory capital and surplus of Brighthouse Life Insurance Company.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, reporting of reinsurance agreements and valuing securities on a different basis.

   In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant assets not admitted by Brighthouse Life Insurance Company are net deferred income tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within three years.

   The tables below present amounts from Brighthouse Life Insurance Company, which are derived from the statutory-basis financial statements as filed with the Delaware Department of Insurance.

   Statutory net income (loss) was as follows:

                                                         Years Ended December 31,
                                                        --------------------------
 Company                              State of Domicile  2016    2015      2014
----------------------------------- ------------------- ------ -------  ----------
                                                              (In millions)
Brighthouse Life Insurance Company.      Delaware       $1,186 $(1,022) $    1,543

   Statutory capital and surplus was as follows at:

                                                   December 31,
                                               ---------------------
            Company                               2016       2015
           ----------------------------------- ---------- ----------
                                                   (In millions)
           Brighthouse Life Insurance Company. $    4,374 $    5,942

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Dividend Restrictions

   Under Delaware Insurance Code, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend to MetLife, Inc. as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains). Brighthouse Life Insurance Company will be permitted to pay a dividend to MetLife, Inc. in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under Delaware Insurance Code, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. During the years ended December 31, 2016 and 2015, Brighthouse Life Insurance Company paid dividends to MetLife, Inc. in the amount of $261 million and $500 million, respectively.

   Based on amounts at December 31, 2016, Brighthouse Life Insurance Company could pay a dividend to MetLife, Inc. in 2017 of $473 million without prior approval of the Delaware Commissioner.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


Accumulated Other Comprehensive Income (Loss)

   Information regarding changes on the balances of each component of AOCI was as follows:

                                                          Unrealized                             Foreign
                                                       Investment Gains     Unrealized Gains    Currency
                                                       (Losses), Net of       (Losses) on      Translation
                                                       Related Offsets (1)     Derivatives      Adjustments       Total
                                                     ---------------------  ----------------  -------------  ------------
                                                                                 (In millions)
Balance at January 1, 2014..........................       $           916      $         25    $        39  $        980
OCI before reclassifications........................                 2,301               242            (56)        2,487
Deferred income tax benefit (expense)...............                  (707)              (85)             4          (788)
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 2,510               182            (13)        2,679
Amounts reclassified from AOCI......................                   (28)                2             --           (26)
Deferred income tax benefit (expense)...............                     8                (1)            --             7
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                   (20)                1             --           (19)
                                                     ---------------------  ----------------  -------------  ------------
Sale of subsidiary (2)..............................                  (320)               --              6          (314)
Deferred income tax benefit (expense)...............                    80                --             --            80
                                                     ---------------------  ----------------  -------------  ------------
  Sale of subsidiary, net of income tax.............                  (240)               --              6          (234)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2014........................                 2,250               183             (7)        2,426
OCI before reclassifications........................                (1,370)               92            (28)       (1,306)
Deferred income tax benefit (expense)...............                   506               (32)             9           483
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,386               243            (26)        1,603
Amounts reclassified from AOCI......................                    46                (6)            --            40
Deferred income tax benefit (expense)...............                   (17)                2             --           (15)
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    29                (4)            --            25
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2015........................                 1,415               239            (26)        1,628
OCI before reclassifications........................                  (348)               68             (3)         (283)
Deferred income tax benefit (expense)...............                   110               (24)            --            86
                                                     ---------------------  ----------------  -------------  ------------
  AOCI before reclassifications, net of income tax..                 1,177               283            (29)        1,431
Amounts reclassified from AOCI......................                    (1)              (43)            --           (44)
Deferred income tax benefit (expense)...............                    --                15             --            15
                                                     ---------------------  ----------------  -------------  ------------
  Amounts reclassified from AOCI, net of income tax.                    (1)              (28)            --           (29)
                                                     ---------------------  ----------------  -------------  ------------
Balance at December 31, 2016........................       $         1,176      $        255    $       (29) $      1,402
                                                     =====================  ================  =============  ============

---------------
(1) See Note 8 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) See Note 4.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

13. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                    Consolidated Statements of Operations
                                                                                      and Comprehensive Income (Loss)
 AOCI Components                                  Amounts Reclassified from AOCI                 Locations
---------------------------------------    ---------------------------------------  -------------------------------------
                                                   Years Ended December 31,
                                           ---------------------------------------
                                                 2016          2015         2014
                                           ------------  -----------  ------------
                                                        (In millions)
Net unrealized investment gains
 (losses):
 Net unrealized investment gains
   (losses)............................... $         (6) $       (48) $         13     Net investment gains (losses)
 Net unrealized investment gains
   (losses)...............................            1           12            11     Net investment income
 Net unrealized investment gains
   (losses)...............................            6          (10)            4     Net derivative gains (losses)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), before income tax...........            1          (46)           28
   Income tax (expense) benefit...........           --           17            (8)
                                           ------------  -----------  ------------
   Net unrealized investment gains
    (losses), net of income tax........... $          1  $       (29) $         20
                                           ============  ===========  ============
Unrealized gains (losses) on
 derivatives - cash flow hedges:
 Interest rate swaps...................... $         33  $         1  $          1     Net derivative gains (losses)
 Interest rate swaps......................            3            1             1     Net investment income
 Interest rate forwards...................            2            2             1     Net derivative gains (losses)
 Interest rate forwards...................            2            2             1     Net investment income
 Foreign currency swaps...................            3           --            (6)    Net derivative gains (losses)
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   before income tax......................           43            6            (2)
   Income tax (expense) benefit...........          (15)          (2)            1
                                           ------------  -----------  ------------
   Gains (losses) on cash flow hedges,
   net of income tax...................... $         28  $         4  $         (1)
                                           ============  ===========  ============
Total reclassifications, net of income
 tax...................................... $         29  $       (25) $         19
                                           ============  ===========  ============

14. Other Expenses

   Information on other expenses was as follows:

                                                              Years Ended December 31,
                                                      ----------------------------------------
                                                             2016          2015          2014
                                                      ------------  ------------  ------------
                                                                    (In millions)
Compensation......................................... $        346  $        472  $        320
Commissions..........................................          542           650           492
Volume-related costs.................................          170           134           170
Affiliated expenses on ceded and assumed reinsurance.          314           205           325
Capitalization of DAC................................         (282)         (325)         (279)
Interest expense on debt.............................           70            76           109
Premium taxes, licenses and fees.....................           56            67            53
Professional services................................           84            21            58
Rent and related expenses............................           45            53            41
Other................................................          393           369           475
                                                      ------------  ------------  ------------
  Total other expenses............................... $      1,738  $      1,722  $      1,764
                                                      ============  ============  ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

14. Other Expenses (continued)


Capitalization of DAC

   See Note 6 for additional information on the capitalization of DAC.

Interest Expense on Debt

   Interest expense on debt includes interest expense on debt (see Note 12) and interest expense related to CSEs (see Note 8).

Affiliated Expenses

   Commissions and capitalization of DAC include the impact of affiliated reinsurance transactions. See Notes 7, 12 and 17 for a discussion of affiliated expenses included in the table above.

15. Income Tax

   The provision for income tax was as follows:

                                                            Years Ended December 31,
                                                    ----------------------------------------
                                                          2016          2015          2014
                                                    ------------  ------------  ------------
                                                                  (In millions)
Current:
  Federal.......................................... $        (57) $        281  $       (364)
  Foreign..........................................            6            --             6
                                                    ------------  ------------  ------------
    Subtotal.......................................          (51)          281          (358)
                                                    ------------  ------------  ------------
Deferred:
  Federal..........................................       (1,720)          (66)          355
  Foreign..........................................           --            --            (2)
                                                    ------------  ------------  ------------
    Subtotal.......................................       (1,720)          (66)          353
                                                    ------------  ------------  ------------
     Provision for income tax expense (benefit).... $     (1,771) $        215  $         (5)
                                                    ============  ============  ============

   The Company's income (loss) before income tax expense (benefit) from domestic and foreign operations were as follows:

                                    Years Ended December 31,
                             -------------------------------------
                                   2016        2015         2014
                             -----------  ----------- ------------
                                         (In millions)
             Income (loss):
              Domestic...... $    (4,720) $     1,041 $       (174)
              Foreign.......          12           13          464
                             -----------  ----------- ------------
                Total....... $    (4,708) $     1,054 $        290
                             ===========  =========== ============

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported was as follows:

                                                           Years Ended December 31,
                                                    -------------------------------------
                                                          2016         2015         2014
                                                    -----------  -----------  -----------
                                                                (In millions)
Tax provision at U.S. statutory rate............... $    (1,648) $       369  $       102
Tax effect of:
  Dividend received deduction......................        (105)        (127)        (114)
  Prior year tax...................................          23           (4)         (20)
  Tax credits......................................         (20)         (16)         (14)
  Foreign tax rate differential....................           2           (5)          --
  Goodwill impairment..............................         (20)          --           12
  Sale of subsidiary...............................          (6)          --           24
  Other, net.......................................           3           (2)           5
                                                    -----------  -----------  -----------
     Provision for income tax expense (benefit).... $    (1,771) $       215  $        (5)
                                                    ===========  ===========  ===========

   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following at:

                                                           December 31,
                                                      ---------------------
                                                           2016       2015
                                                      ---------- ----------
                                                          (In millions)
   Deferred income tax assets:
     Policyholder liabilities and receivables........ $    2,841 $    1,638
     Investments, including derivatives..............        373         --
     Tax credit carryforwards........................        180        168
     Other...........................................         52         39
                                                      ---------- ----------
       Total deferred income tax assets..............      3,446      1,845
                                                      ---------- ----------
   Deferred income tax liabilities:
     Investments, including derivatives..............         --        132
     Intangibles.....................................        391        521
     Net unrealized investment gains.................        736        837
     DAC.............................................      1,301      1,158
                                                      ---------- ----------
       Total deferred income tax liabilities.........      2,428      2,648
                                                      ---------- ----------
        Net deferred income tax asset (liability).... $    1,018 $     (803)
                                                      ========== ==========

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   The following table sets forth the general business credits, foreign tax credits, and other credit carryforwards for tax purposes as of December 31, 2016.

                                 Tax Credit Carryforwards
                  -------------------------------------------------------
                    General Business
                       Credits        Foreign Tax Credits        Other
                  ------------------ -------------------- ---------------
                                       (In millions)
      Expiration
      2017-2021..    $            --     $             -- $            --
      2022-2026..                 --                   35              --
      2027-2031..                 --                   --              --
      2032-2036..                  7                   --              --
      Indefinite.                 --                   --             145
                  ------------------ -------------------- ---------------
                     $             7     $             35 $           145
                  ================== ==================== ===============

   The Company currently participates in a tax sharing agreement with MetLife, Inc., as described in Note 1. Pursuant to this tax sharing agreement, the amounts due from affiliates included $490 million and $14 million for the years ended December 31, 2016 and 2015 respectively.

   The Company also files income tax returns with the U.S. federal government and various state and local jurisdictions, as well as foreign jurisdictions. The Company is under continuous examination by the IRS and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to U.S. federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities for all open years and any future resolve is not expected to have a material impact on the Company's financial statements.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                                      Years Ended December 31,
                                                                               -------------------------------------
                                                                                     2016         2015         2014
                                                                               -----------  -----------  -----------
                                                                                           (In millions)
Balance at January 1,......................................................... $        42  $        38  $        26
Additions for tax positions of prior years....................................           1            5           15
Reductions for tax positions of prior years...................................          (9)          --           (5)
Additions for tax positions of current year...................................           5            3            2
Settlements with tax authorities..............................................          (2)          (4)          --
                                                                               -----------  -----------  -----------
Balance at December 31,....................................................... $        37  $        42  $        38
                                                                               ===========  ===========  ===========
Unrecognized tax benefits that, if recognized would impact the effective rate. $        37  $        32  $        28
                                                                               ===========  ===========  ===========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

15. Income Tax (continued)


   Interest was as follows:

                                                                      Years Ended December 31,
                                                                  ---------------------------------
                                                                    2016       2015        2014
                                                                  --------- ---------- ------------
                                                                            (In millions)
Interest recognized on the consolidated statements of operations.  $      1  $      --  $        --

                                                                                December 31,
                                                                           -----------------------
                                                                              2016        2015
                                                                           ----------- -----------
                                                                                (In millions)
Interest included in other liabilities on the consolidated balance sheets.  $        1  $        2

   The Company had no penalties for each of the years ended December 31, 2016, 2015 and 2014.

   The U.S. Treasury Department and the IRS have indicated that they intend to address through regulations the methodology to be followed in determining the dividends received deduction ("DRD"), related to variable life insurance and annuity contracts. The DRD reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the federal statutory tax rate of 35%. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other interested parties will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time. For the years ended December 31, 2016, 2015 and 2014, the Company recognized an income tax benefit of $84 million, $138 million and $135 million, respectively, related to the separate account DRD. The 2016 benefit included an expense of $21 million related to a true-up of the 2015 tax return. The 2015 and 2014 benefit included a benefit of $12 million and $21 million related to a true-up of the 2014 and 2013 tax returns, respectively.

16. Contingencies, Commitments and Guarantees

Contingencies

 Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be reasonably estimated at December 31, 2016.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2016, the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material for the Company.

   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Unclaimed Property Litigation

      On November 14, 2012, the West Virginia Treasurer filed an action against MetLife Investors USA Insurance Company in West Virginia state court (West Virginia ex rel. John D. Perdue v. MetLife Investors USA Insurance Company, Circuit Court of Putnam County, Civil Action No. 12-C-363) alleging that MetLife Investors USA Insurance Company violated the West Virginia Uniform Unclaimed Property Act (the "Act"), seeking to compel compliance with the Act, and seeking payment of unclaimed property, interest, and penalties. On December 28, 2012, the Treasurer filed a substantially identical suit against MetLife Insurance Company of Connecticut (West Virginia ex rel. John
   D. Perdue v. MetLife Insurance Company of Connecticut, Circuit Court of Putnam County, Civil Action No. 12-C-430). On January 31, 2017, the parties entered into a settlement agreement resolving these actions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


   Other Litigation

    Thrivent Financial for Lutherans v. MetLife Insurance Company USA, (E.D. Wis., filed September 12, 2016)

       Plaintiff filed a complaint against MetLife USA contending that its use of the Brighthouse Financial trademark and logo will infringe on its trademarks. Alleging violations of federal and state law, plaintiff sought preliminary and permanent injunctions, compensatory damages, and other relief. On December 23, 2016, plaintiff filed an amended complaint adding Brighthouse Financial, Inc. as an additional defendant. The parties have resolved this matter, and the action was voluntarily dismissed on February 15, 2017.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities, mutual funds or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made on its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for on the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

      It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

 Insolvency Assessments

     Most of the jurisdictions in which the Company is admitted to transact business require insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets.

     Assets and liabilities held for insolvency assessments were as follows:

                                                                          December 31,
                                                                          ------------
                                                                          2016   2015
                                                                          ----   -----
                                                                          (In millions)
 Other Assets:
   Premium tax offset for future discounted and undiscounted assessments.  $12   $  13
   Premium tax offsets currently available for paid assessments..........    7      10
                                                                          ----   -----
 Total...................................................................  $19   $  23
                                                                          ====   =====
 Other Liabilities:
   Insolvency assessments................................................  $16   $  17
                                                                          ====   =====

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

16. Contingencies, Commitments and Guarantees (continued)


Commitments

 Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $335 million and $124 million at December 31, 2016 and 2015, respectively.

 Commitments to Fund Partnership Investments and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.3 billion and $1.0 billion at December 31, 2016 and 2015, respectively.

 Other Commitments

     The Company has entered into collateral arrangements with affiliates, which require the transfer of collateral in connection with secured demand notes. At both December 31, 2016 and 2015, the Company had agreed to fund up to $20 million of cash upon the request by these affiliates and had transferred collateral consisting of various securities with a fair market value of $25 million to custody accounts to secure the demand notes. Each of these affiliates is permitted by contract to sell or re-pledge this collateral.

Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $222 million, with a cumulative maximum of $228 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2016 and 2015, for indemnities, guarantees and commitments.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


17. Related Party Transactions

   The Company has various existing relationships with MetLife for services necessary to conduct its activities.

Non-Broker-Dealer Transactions

   The following table summarizes income and expense from transactions with MetLife (excluding broker-dealer transactions) for the years indicated:

                        Years Ended December 31, Years Ended December 31,
                        ---------------------    ------------------------
                         2016     2015    2014     2016      2015   2014
                        -----    -----  -------  ---------   ----   ----
                                Income                 Expense
                        ---------------------    ------------------------
                                      (In millions)
               MetLife. $(602)   $(199) $(1,042) $   (265)   $511   $539

   The following table summarizes assets and liabilities from transactions with MetLife (excluding broker-dealer transactions) at:

                               At December 31, At December 31,
                               --------------  ---------------
                                2016    2015    2016    2015
                               ------  ------- ------  ------
                                   Assets       Liabilities
                               --------------  ---------------
                                      (In millions)
                      MetLife. $8,972  $12,277 $9,518  $9,479

   The material arrangements between the Company and MetLife are as follows:

 Reinsurance Agreements

     The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by affiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

     The Company has reinsurance agreements with certain of MetLife, Inc.'s subsidiaries, including MLIC, GALIC, MetLife Europe d.a.c., MRV, DELAM and ALICO, all of which are related parties. See Note 7 for further discussion of the affiliated reinsurance agreements.

 Financing Arrangements

     The Company has financing arrangements with MetLife that are used to support reinsurance obligations arising under affiliated reinsurance agreements. The Company recognized interest expense for affiliated debt of $65 million, $64 million and $70 million, for the years ended December 31, 2016, 2015 and 2014, respectively. See Note 12 for further discussion of the related party financing arrangements.

  Investment Transactions

     The Company has extended loans to certain subsidiaries of MetLife, Inc. Additionally, in the ordinary course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from MetLife affiliates. See Note 8 for further discussion of the related party investment transactions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)

17. Related Party Transactions (continued)


 Shared Services and Overhead Allocations

     MetLife provides the Company certain services, which include, but are not limited to, executive oversight, treasury, finance, legal, human resources, tax planning, internal audit, financial reporting, information technology, distribution services and investor relations. The Company is charged for these services based on direct and indirect costs. When specific identification is not practicable, an allocation methodology is used, primarily based on sales, in-force liabilities, or headcount. For certain agreements, charges are based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Expenses incurred with MetLife related to these arrangements, recorded in other operating expenses, were $820 million, $1.0 billion and $985 million for the years ended December 31, 2016, 2015 and 2014, respectively.

Sales Distribution Services

   In July 2016, MetLife, Inc. completed the sale to MassMutual of MetLife's retail advisor force and certain assets associated with the MetLife Premier Client Group, including all of the issued and outstanding shares of MSI. MassMutual assumed all of the liabilities related to such assets and that arise or occur after the closing of the sale.

Broker-Dealer Transactions

   The Company accrues related party revenues and expenses arising from transactions with MetLife's broker-dealers whereby the MetLife broker-dealers sell the Company's variable annuity and life products. The affiliated revenue for the Company is fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. The affiliated expense for the Company is commissions collected on the sale of variable products by the Company and passed through to the broker-dealer.

   The following table summarizes income and expense from transactions with related broker-dealers for the years indicated:

                                     Years Ended December 31, Years Ended December 31,
                                     ------------------------ ------------------------
                                     2016     2015    2014    2016     2015    2014
                                     ----     ----    ----    ----     ----    ----
                                       Fee Income             Commission Expense
                                     ------------------------ ------------------------
                                             (In millions)
             MetLife broker-dealers. $192     $208    $202    $606     $612    $572

   The following table summarizes assets and liabilities from transactions with affiliated broker-dealers as follows:

                                          At December 31,        At December 31,
                                          ---------------        ---------------
                                          2016           2015    2016         2015
                                          ----           ----    ----         ----
                                          Fee Income Receivables Secured Demand Notes
                                          ---------------        ---------------
                                             (In millions)
                  MetLife broker-dealers.  $18            $18     $20          $20

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

         Notes to the Consolidated Financial Statements -- (continued)


18. Subsequent Events

   Effective January 1, 2017, the Company executed a novation and assignment agreement whereby it will replace MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by Brighthouse NY and NELICO. This novation and assignment resulted in an increase in cash and cash equivalents of approximately $34 million, an increase in future policy benefits of approximately $79 million, an increase in policyholder account balances of approximately $387 million and a decrease in other liabilities of approximately $427 million. The Company will recognize no gain or loss as a result of this transaction.

   Effective January 1, 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. This recapture resulted in a decrease in investments and cash and cash equivalents of approximately $568 million, a decrease in future policy benefits of approximately $106 million, and a decrease in policyholder account balances of approximately $460 million. The Company will recognize a loss of approximately $2 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule I

                    Consolidated Summary of Investments --
                   Other Than Investments in Related Parties
                               December 31, 2016

                                 (In millions)

                                                                                    Amount at
                                                     Cost or       Estimated Fair Which Shown on
                                                Amortized Cost (1)     Value      Balance Sheet
Types of Investments                           ------------------- -------------- ---------------
Fixed maturity securities:
 Bonds:
   U.S. government and agency securities......    $       10,517    $      11,550  $       11,550
   State and political subdivision securities.             2,633            2,914           2,914
   Public utilities...........................             1,637            1,815           1,815
   Foreign government securities..............               946            1,046           1,046
   All other corporate bonds..................            21,214           21,912          21,912
                                               ------------------- -------------- ---------------
     Total bonds..............................            36,947           39,237          39,237
 Mortgage-backed and asset-backed securities..            12,121           12,214          12,214
 Redeemable preferred stock...................               244              334             334
                                               ------------------- -------------- ---------------
       Total fixed maturity securities........            49,312           51,785          51,785
                                               ------------------- -------------- ---------------
Equity securities:
 Common stock:
   Industrial, miscellaneous and all other....                98              116             116
   Public utilities...........................                --                2               2
   Banks, trust and insurance companies.......                 2                5               5
 Non-redeemable preferred stock...............               180              177             177
                                               ------------------- -------------- ---------------
     Total equity securities..................               280              300             300
                                               ------------------- -------------- ---------------
Mortgage loans................................             8,884                            8,884
Policy loans..................................             1,093                            1,093
Real estate and real estate joint ventures....               215                              215
Other limited partnership interests...........             1,639                            1,639
Short-term investments........................               926                              926
Other invested assets.........................             3,887                            3,887
                                               -------------------                ---------------
        Total investments.....................    $       66,236                   $       68,729
                                               ===================                ===============

---------
(1) Cost or amortized cost for fixed maturity securities and mortgage loans represents original cost reduced by repayments, valuation allowances and impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost reduced by impairments from other-than-temporary declines in estimated fair value; for real estate, cost represents original cost reduced by impairments and adjusted for valuation allowances and depreciation; for real estate joint ventures and other limited partnership interests, cost represents original cost reduced for impairments or original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                Future Policy
                      DAC     Benefits and Other Policyholder
                      and       Policy-Related     Account        Unearned       Unearned
 Segment               VOBA        Balances        Balances   Premiums (1), (2) Revenue (1)
------------------ ---------- ------------------ ------------ ----------------- -----------
2016
Annuities......... $    4,521       $      7,251  $    24,265       $        -- $        83
Life..............        504              3,871        2,816                12          53
Run-off...........        112             16,522        8,505                --          44
Corporate & Other.        137              7,424            1                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    5,274       $     35,068  $    35,587       $        18 $       180
                   ========== ================== ============ ================= ===========
2015
Annuities......... $    3,510       $      6,395  $    20,975       $        -- $        93
Life..............        680              4,438        2,667                12          52
Run-off...........        510             15,446       12,017                --          43
Corporate & Other.        109              7,164            2                 6          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,809       $     33,443  $    35,661       $        18 $       188
                   ========== ================== ============ ================= ===========
2014
Annuities......... $    3,548       $      5,205  $    20,161       $        -- $        98
Life..............        680              3,968        2,658                 9          48
Run-off...........        601             15,860       12,666                --          58
Corporate & Other.         61              6,766            1                 5          --
                   ---------- ------------------ ------------ ----------------- -----------
 Total............ $    4,890       $     31,799  $    35,486       $        14 $       204
                   ========== ================== ============ ================= ===========

---------
(1)Amounts are included within the future policy benefits and other policy-related balances column.

(2)Includes premiums received in advance.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2016, 2015 and 2014

                                 (In millions)

                                                        Policyholder
                      Premiums and                   Benefits and Claims
                     Universal Life        Net      and Interest Credited                   Other
                   and Investment-Type  Investment     to Policyholder    Amortization of Operating
 Segment           Product Policy Fees  Income (1)    Account Balances     DAC and VOBA   Expenses
------------------ ------------------- ------------ --------------------- --------------- ----------
2016
Annuities.........      $        2,593 $      1,290      $          2,288    $      (825) $      866
Life..............                 333          275                   330             239        300
Run-off...........                 579        1,135                 1,256             392        347
Corporate & Other.                 112           12                    67              22        225
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        3,617 $      2,712      $          3,941          $(172) $    1,738
                   =================== ============ ===================== =============== ==========
2015
Annuities.........      $        3,142 $      1,120      $          2,218    $        358 $      892
Life..............                 431          277                   355             128        288
Run-off...........                 552        1,270                   954              86        368
Corporate & Other.                 248         (52)                   206              23        174
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,373 $      2,615      $          3,733    $        595 $    1,722
                   =================== ============ ===================== =============== ==========
2014
Annuities.........      $        3,374 $      1,114      $          2,536    $        705 $      939
Life..............                 282          281                   291             172        278
Run-off...........                 447        1,358                   944              91        345
Corporate & Other.                 242         (84)                    55              22        202
                   ------------------- ------------ --------------------- --------------- ----------
 Total............      $        4,345 $      2,669      $          3,826    $        990 $    1,764
                   =================== ============ ===================== =============== ==========

---------

(1)See Note 2 of the Notes to the Consolidated Financial Statements for information on certain segment reporting changes which were retrospectively applied.

                      Brighthouse Life Insurance Company
                 (A Wholly-Owned Subsidiary of MetLife, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2016, 2015 and 2014

                             (Dollars in millions)

                                                                                     % Amount
                             Gross Amount      Ceded       Assumed    Net Amount  Assumed to Net
                             ------------- ------------- ----------- ------------ --------------
2016
Life insurance in-force.....  $    559,458  $    483,391  $    7,006  $    83,073            8.4%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,894  $      1,057  $       76  $       913            8.3%
Accident & health insurance.           223           218           3            8           37.5%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,117  $      1,275  $       79  $       921            8.6%
                             ============= ============= =========== ============
2015
Life insurance in-force.....  $    538,086  $    497,017  $   94,863  $   135,932           69.8%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      2,046  $        916  $      288  $     1,418           20.3%
Accident & health insurance.           235           229           9           15           60.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,281  $      1,145  $      297  $     1,433           20.7%
                             ============= ============= =========== ============
2014
Life insurance in-force.....  $    489,194  $    450,342  $   52,728  $    91,580           57.6%
                             ============= ============= =========== ============
Insurance premium
Life insurance (1)..........  $      1,995  $        943  $       94  $     1,146            8.2%
Accident & health insurance.           231           225          --            6            0.0%
                             ------------- ------------- ----------- ------------
 Total insurance premium....  $      2,226  $      1,168  $       94  $     1,152            8.2%
                             ============= ============= =========== ============

--------

(1)Includes annuities with life contingencies.

   For the year ended December 31, 2016, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $311.0 billion and $7.0 billion, respectively, and life insurance premiums of $928 million and $34 million, respectively. For the year ended December 31, 2015, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $321.0 billion and $86.4 billion, respectively, and life insurance premiums of $783 million and $227 million, respectively. For the year ended December 31, 2014, reinsurance ceded and assumed included affiliated transactions for life insurance in-force of $292.0 billion and $50.2 billion, respectively, and life insurance premiums of $830 million and $55 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C



                               OTHER INFORMATION
-----------------


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Financial Statements

   The financial statements and financial highlights of each of the Subaccounts of the Separate Account are included in Part B hereof and include:

   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Statements of Assets and Liabilities as of December 31, 2016

   (3)   Statements of Operations for the year ended December 31, 2016

   (4) Statements of Changes in Net Assets for the years ended December 31, 2016 and 2015


   (5)   Notes to the Financial Statements


   The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:


   (1)   Report of Independent Registered Public Accounting Firm


   (2)   Consolidated Balance Sheets as of December 31, 2016 and 2015

   (3) Consolidated Statements of Operations for the years ended December 31, 2016, 2015 and 2014



   (4) Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2016, 2015 and 2014

   (5) Consolidated Statements of Stockholder's Equity for the years ended December 31, 2016, 2015 and 2014

   (6) Consolidated Statements of Cash Flows for the years ended December 31, 2016, 2015 and 2014


   (7)   Notes to the Consolidated Financial Statements

   (8)   Financial Statement Schedules


(b)        Exhibits

EXHIBIT               DESCRIPTION
                      -----------
NUMBER
------

1. Resolution of The Travelers Insurance Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Travelers Fund ABD for Variable Annuities' Registration Statement on Form N-4 EL, File Nos.033-65343/811-07465, filed December 22, 1995.)


1(a). Resolutions to MetLife Insurance Company of Connecticut Board of Directors dated August 13, 2014 (including Certificate of Conversion, Certificate of Incorporation and Certificate of Redomestication). (Incorporated herein by reference to Exhibit 2(c) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.


2.                    Not Applicable


3(a). Distribution and Principal Underwriting Agreement between The Travelers Insurance Company and Travelers Distribution LLC. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


3(a)(i). Agreement and Plan of Merger dated as of October 20, 2006. (Incorporated herein by reference to Exhibit 1(a) to the Registration Statement on Form S-1, File No. 333-138472 filed on November 7, 2006.)


3(a)(ii).             Amendment to Distribution and Principal Underwriting
                      Agreement between MetLife Insurance Company of
                      Connecticut and MetLife Investors Distribution Company
                      (effective November 14, 2014.) (Incorporated herein by reference to MetLife Investors USA Separate Account A's
                      Registration Statement on Form N-4, File Nos.
                      333-200231/811-03365, filed on November 17, 2014.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


3(a)(iii).            Amendment No. 2 to the Distribution and Principal
                      Underwriting Agreement between MetLife Insurance Company
                      USA and MetLife Investors Distribution Company (effective
                      December 7, 2015). (Incorporated herein by reference to
                      Exhibit 3(a)(ii) to Post-Effective Amendment No. 26 to
                      MetLife of CT Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/21262, filed on April 6, 2016.)


3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2003.)


3(c). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N- 4, File No. 033-65343 filed April 6, 2006.)


3(d). Master Retail Sales Agreement (MLIDC) (9-2012) (Incorporated herein by reference to Exhibit 3(d) to Post-Effective Amendment No. 23, Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


3(e). Services Agreement between MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut and Amendment No. 1 to Services Agreement. (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 15 to MetLife of CT Fund BD for Variable Annuities' Registration Statement on Form N-4, File Nos. 033-73466/811-08242, filed April 7, 2008.)



3(f). Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017). (Incorporated herein by reference to Exhibit 3(e) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5,
                      2017.)


3(g).                 Brighthouse Securities, LLC Sales Agreement.
                      (Incorporated herein by reference to Exhibit 3(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)



4. Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. Company Name Change Endorsement. (Incorporated herein by reference to Exhibit 4(c) to Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 File No. 033-65343 filed April 5, 2006.)


                          b. Roth 401 Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          c. Roth 403(b) Endorsement. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities to the Registration Statement on Form N-4, File No. 033-65343 filed April 5, 2006.)


                          d. Roth 403(b) Nationwide Tax Shelter Annuity Endorsement. (Incorporated herein by reference to Exhibit 4(e)(i) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 File No. 333-152189 filed April 7, 2010.)


                          e.  MetLife Insurance Company of Connecticut
                              401(a)/403(a) Plan Endorsement. L-22492 (5/11).
                              (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


                          f. Company Name Change Endorsement effective November 14, 2014 (6-E120-14). (Incorporates herein by reference to Exhibit 4(a)(i) to MetLife Insurance Company USA's Registration Statement on Form S-3, File No. 333-201857, filed February 4, 2015.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------



                          g. Company Name Change Endorsement (effective March 6, 2017) (5-E132-6). (Incorporated herein by reference to Exhibit 4(m) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



5.                    1)  Form of Application. (Incorporated herein by reference to Exhibit 4 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-118415, filed March 4, 2005.)


                          a. 401(k) Group Annuity Group Master Data Sheet L-20105A 5-05*


                          b. 401(k) Group Annuity Group Master Data Sheet L-20105A 7-05*


                          c. 401(k) Group Annuity Group Master Data Sheet L-20105A 11-05*


                          d. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 5-05,*


                          e. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 7-05*


                          f. 401(k) Group Annuity Group Master Data Sheet (New York only) L-20105NY 11-05*


                              *     (Incorporated herein by reference to
                                    Post-Effective Amendment No. 1 to the
                                    Registration Statement on Form N- 4, File
                                    No. 333-118415, filed April 10, 2006.)


                          g. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 05/06**


                          h. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 05/06**


                          i. Group Variable Annuity Master Application -- L-24767AZ Order # L-24770AZ Rev. 11/06**


                          j. 401(k) Group Annuity Group Master Data Sheet L-21015 A GTE/BP; Rev. 11/06**


                              **    (Incorporated herein by reference to
                                    Post-Effective Amendment No. 3 to the
                                    Registration Statement on Form N-4 File
                                    333-136191 filed April 6, 2007.)



                      2) Form of Application (Participant Enrollment) MRP-UGT-ENR (09/16) MRP-UGT-ENR (02/17) Fs-B (Filed herewith.)



6(a). Charter of The Travelers Insurance Company, as amended on October 19, 1994. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40193, filed November 13, 1997.)


6(a)(i). Certificate of Correction of MetLife Insurance Company of Connecticut, to the Amendment to the Charter as Amended and Restated of The Travelers Insurance Company, dated and executed as of the 4th day of April, 2007. (Incorporated herein by reference to Exhibit 6(a)(i) to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


6(b). Amended and Restated By-Laws of Met-Life Insurance Company of Connecticut (June 1, 2012) (Incorporated herein by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 and Amendment No. 152 to the Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


6(b)(i). Copy of the By-Laws of the Company (Incorporated herein by reference to Exhibit 6(ii) to MetLife Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed November 17, 2014.)


6(c). Certificate of Amendment of the Charter as Amended and Restated of The Travelers Insurance Company effective May 1, 2006. (Incorporated herein by reference to Post-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)



6(d). Copy of Certificate of Amendment of Certification of Incorporation of the Company (effective December 6,
                      2016). (Incorporated herein by reference to Exhibit
                      (6)(f) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)


6(e).                 Copy of Amended and Restated Bylaws of the Company.
                      (Incorporated herein by reference to Exhibit 6(g) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262,
                      filed April 5, 2017.)



7(a). Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, file numbers 333-65942/811-08225, filed on April 15, 2003.)


7(b). Service Agreement and Indemnity Combination Coinsurance and Modified Coinsurance Agreement of Certain Annuity Contracts between MetLife Insurance Company of Connecticut and Metropolitan Life Insurance Company - Treaty #20176, effective January 1, 2014. (Incorporated herein by reference to Exhibit 7(d) to Post-Effective Amendment No. 24 to MetLife of CT Separate Account Eleven for Variable Annuities Registration Statement on Form N-4, File Nos. 333-101778/811-21262, filed on April 4,
                      2014.)


8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009 filed April 20, 2005.)


8(a). Participation Agreement Among Met Investors Series Trust, Met Investors Advisory, LLC, MetLife Investors Distribution Company, The Travelers Insurance Company and The Travelers Life and Annuity Company effective November 1, 2005. (Incorporated herein by reference to Exhibit 8(c) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable Annuities Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)


8(a)(i). First Amendment to the Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, and MetLife Insurance Company of Connecticut as of May 1, 2009. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(a)(ii).             Amendment to each of the Participation Agreements
                      currently in effect between Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4 File No. 333-156867, on April 4,
                      2012.)


8(a)(iii).            Amendment to Participation Agreement Among Met Investors
                      Series Trust, MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut (effective November 17, 2014). (Incorporated herein by reference to Exhibit 3(i)(b) to MetLife
                      Investors USA Separate Account A's Registration Statement on Form N-4, File Nos. 333-200231/811-03365, filed
                      November 17, 2014.)



8(a)(iv) Participation Agreement among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(a)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



8(b)(i). Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and MetLife Insurance Company of Connecticut entered as of April 30, 2007. (Incorporated herein by reference to Exhibit 8(c)(i) To Post-

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Effective Amendment No. 16 to the Registration Statement on Form N-4, File 333-00165 filed October 31, 2007.)


8(b)(ii).             Participation Agreement among Metropolitan Series Fund,
                      Inc., MetLife Advisers, LLC, MetLife Investors
                      Distribution Company and MetLife Insurance Company of
                      Connecticut entered as of August 31, 2007. (Filed with
                      Post-Effective Amendment No. 16 to the Registration
                      Statement on Form N-4, File No. 333-00165, on October 31,
                      2007.)


8(b)(iii).            Amendment to each of the Participation Agreements
                      currently in effect between Metropolitan Series Fund, MetLife Advisers, LLC, MetLife Investors Distribution
                      Company and Metropolitan Life Insurance Company,
                      Metropolitan Tower Life Insurance Company, MetLife
                      Insurance Company of Connecticut, MetLife Investors USA
                      Insurance Company, MetLife Investors Insurance Company,
                      First MetLife Investors Insurance Company, New England
                      Life Insurance Company and General American Life
                      Insurance Company effective April 30, 2010. (Filed with
                      Post-Effective Amendment No. 4 to this Registration
                      Statement on Form N-4, File No. 333-156867, on April 4,
                      2012.)



8(b)(iv) Participation Agreement among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6, 2017). (Incorporated herein by reference to Exhibit 8(b)(iv) to Post-Effective Amendment No. 9 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-152189/811-21262, filed April 5, 2017.)



8(c). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, American Funds Insurance Series, American Funds Distributors, Inc. and Capital Research and Management Company effective October 1, 1999 and Amendments to the Participation Agreement (respectively effective May 1, 2001, December 31, 2002, April 14, 2003, October 20, 2005 and April 28,
                      2008.) (Incorporated herein by reference to Exhibit 8(e) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(c)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(d)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152194, filed April 5, 2011.)


8(c)(ii).             Amendment No. 7 to the Participation Agreement Among
                      MetLife Insurance Company of Connecticut, American Funds
                      Insurance Series, American Funds Distributors, Inc. and
                      Capital Research and Management Company (effective
                      November 17, 2014). (Incorporated herein by reference to
                      Exhibit 3(i)(b) to MetLife Investors USA Separate Account
                      A's Registration Statement on Form N-4, File Nos/
                      333-200237/811-03365, filed November 17, 2014.)


8(c)(iii).            Eighth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated May 15, 2015.
                      (Incorporated herein by reference to Exhibit 8(e)(iii) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(c)(iv).             Ninth Amendment to the Participation Agreement between
                      MetLife Insurance Company USA, American Funds Insurance
                      Series, American Funds Distributors, Inc. and Capital
                      Research and Management Company dated November 19, 2014 .
                      (Incorporated herein by reference to Exhibit 8(e)(iv) to Post-Effective Amendment No. 26 to MetLife of CT Separate
                      Account Eleven for Variable Annuities' Registration
                      Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)



8(d). Amended and Restated Participation Agreement Among The Travelers Insurance Company, Fidelity Distributors Corporation, VIP Fund, VIP Fund II and VIP Fund III effective May 1, 2001 and Amendments to the Amended and Restated Participation Agreement (respectively effective May 1, 2003 and December 8, 2004.) (Incorporated herein by reference to Exhibit 8(o) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


8(d)(i).              Summary Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(c)(i) To Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(d)(ii).             Amendment to the Participation Agreement with Fidelity
                      Variable Insurance Products Funds (effective November 17,
                      2014) (Incorporated herein by reference to Exhibit
                      8(vii)(c) to MetLife Investors USA Separate Account A's
                      Registration Statement on Form N-4, File Nos.
                      333-200247/811-03365, filed November 17, 2014.)



8(d)(iii)             Amendments to the Participation Agreement Among MetLife
                      Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products
                      Funds and Fidelity Distributors Corporation (effective
                      June 1, 2015, April 28, 2008, May 16, 2007 and October 1,
                      2005). (Incorporated herein by reference to Exhibit
                      8(l)(iii) to Post-Effective Amendment No. 27 to
                      Brighthouse Separate Account Eleven for Variable
                      Annuities' Registration Statement on Form N-4, File Nos.
                      333-101778/811-21262, filed on April 5, 2017.)



8(e). Amended and Restated Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company, Travelers Distribution LLC, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. effective May 1, 2004 and an Amendment to the Amended and Restated Participation Agreement (effective May 1, 2005.) (Incorporated herein by reference to Exhibit 8(i) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(e)(i). Amendment No. 5 to A&R Participation Agreement (update schedules) (10/5/10), (Incorporated herein by reference to Exhibit 8(d)(i) to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(e)(ii).             Participation Agreement Addendum effective as of May 1,
                      2011, Franklin Templeton Variable Insurance Products
                      Trust, Franklin/Templeton Distributors, Inc., MetLife
                      Insurance Company of Connecticut and MetLife Investors
                      Distribution Company. (Filed with Post-Effective
                      Amendment No. 4 to this Registration Statement on Form
                      N-4, File No. 333-156867, on April 4, 2012.)


8(e)(iii).            Amendment dated January 15, 2013 to the Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(i)(iii) to Post-Effective
                      Amendment No. 23 and Amendment No. 152 to the
                      Registration Statement on Form N-4, File No. 333-101778, filed April 3, 2013.)


8(e)(iv).             Amendment No. 7 to the Amended and Restated Participation
                      Agreement Among Franklin Templeton Variable Insurance
                      Products Trust, Franklin/Templeton Distributors, Inc.,
                      MetLife Insurance Company of Connecticut and MetLife
                      Investors Distribution Company. (Incorporated herein by reference to Exhibit 8(ii)(e) to MetLife Investors
                      Variable Annuity Account One's Registration Statement on
                      Form N-4, File Nos. 333-200247/811-05200, filed November
                      17, 2014.)


8(e)(v). Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1, 2014). (Incorporated herein by reference to Exhibit 8(i)(v) to Post-Effective Amendment No. 26 to MetLife of CT Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos. 333-101778/21262, filed on April 6, 2016.)


8(f). Participation Agreement Among MetLife Insurance Company of Connecticut, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC effective January 1, 2009. (Incorporated herein by reference to Exhibit 8(k) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 File No. 333-101778, filed April 7, 2009.)


8(f)(i).              Amendment to Participation Agreement (Summary) (4/30/10).
                      (Incorporated herein by reference to Exhibit 8(f)(i) To Post-Effective Amendment No. 3 to the Registration

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


                      Statement on Form N-4, File No. 333-152189, filed April 5, 2011.)


8(f)(ii).             Second Amendment to Participation Agreement Among Legg
                      Mason Investors Services, LLC, Legg Mason Partners Fund advisor, LLC, Legg Mason Partners Variable Equity Trust,
                      Legg Mason Partners Variable Income Trust and MetLife
                      Insurance Company of Connecticut. (Incorporated herein by reference to Exhibit 8(vii)(c) to MetLife Investors USA
                      Separate Account A's Registration Statement on Form N-4,
                      File Nos. 333-200237/811-03365, filed on November 17,
                      2014.)


8(g). Participation Agreement Among The Travelers Insurance Company, The Travelers Life and Annuity Company and Janus Aspen Series effective May 1, 2000 and Amendments to the Participation Agreement (respectively effective July 1, 2000, October 15, 2000, May 1, 2001, May 24, 2001,
                      January 31, 2002, May 1, 2003, August 1, 2004 and April 28, 2008.) (Incorporated herein by reference to Exhibit 8(j) to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4, File No. 333-101778, filed April 7, 2009.)


8(g)(i). Amendment No. 8 to Participation Agreement between MetLife Insurance Company of Connecticut and Janus Aspen Series, effective as of May 1, 2011. (Filed with Post-Effective Amendment No. 4 to this Registration Statement on Form N-4, File No. 333-156867, on April 4, 2012.)


8(g)(ii).             Amendment No. 9 to Fund Participation Agreement Among
                      Janus Aspen Series and MetLife Insurance Company USA.
                      (Incorporated herein by reference to Exhibit 8(e)(ii) to
                      Post-Effective Amendment No. 7 to the Registration
                      Statement on Form N-4 , File No. 333-152189, on April 8,
                      2015)


9. Opinion of Counsel as to the legality of securities being registered. (Filed with this Registration Statement on Form N-4, File No. 333-156867, January 22, 2009.)


10. Consent of Deloitte & Touche LLP, Independent Registered Public Accounting Firm. (Filed herewith.)


11.                   Not applicable


12.                   Not applicable



13.                   Powers of Attorney for Eric T. Steigerwalt, Myles J.
                      Lambert, Kieran Mullins, John L. Rosenthal, Anant Bhalla and Lynn A. Dumais. (Filed herewith.)



ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:

     Brighthouse Life Insurance Company

     11225 North Community House Road
     Charlotte, North Carolina 28277



NAME AND PRINCIPAL     POSITIONS AND OFFICES
BUSINESS ADDRESS       WITH DEPOSITOR
--------------------   ----------------------







Eric T. Steigerwalt                 Director, Chairman of the Board, President and Chief Executive
Gragg Building                      Officer
11225 North Community House Road
Charlotte, NC 28277





Anant Bhalla                        Director and Chief Financial Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


Myles Lambert                       Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Kieran Mullins                      Director and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960





Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Mark Davis                          Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew DeMarco                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Dooley             Vice President and Chief Accounting Officer
334 Madison Avenue
Morristown, NJ 07960





Meghan Doscher                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Tara Figard                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jason Frain                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 29277

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


James Hamalainen                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Timothy J. McLinden                 Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Mark Reilly                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Douglas Rodgers                     Vice President
11225 North Community House Road
Charlotte, NC 28277





Kenneth Samuelson III               Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Andrew Vigar                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017

EXHIBITNUMBER         DESCRIPTION
       ------         -----------


Lynn Dumais                         Vice President and Chief Accounting Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jeffrey Halperin                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





David Chamberlin          Vice President and Controller
18205 Crane Nest Drive
Tampa, FL 33647





Frans teGroen                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Alan Igielski                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Scott Peterson                      Vice President, Treasury
Gragg Building
11225 North Community House Road
Charlotte, NC 28277


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. The Registrant is subject to Delaware insurance law. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                            AS OF December 31, 2016

The following is a list of subsidiaries of MetLife, Inc. updated as of December 31, 2016. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.


A.    MetLife Group, Inc. (NY)

B.    MetLife Home Loans LLC (DE)

C.    Metropolitan Tower Life Insurance Company (DE)


      1.    EntreCap Real Estate II LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by EntreCap Real Estate II LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            d)    PREFCO Vingt LLC (CT)

            e) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by EntreCap Real Estate II LLC and 1% general partnership is held by PREFCO Vingt LLC.

     2.     Plaza Drive Properties, LLC (DE)

     3.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

            d)    1320 Venture LLC (DE)

                  i) 1320 Owner LP (DE) - a 99.9% limited partnership of 1320 Owner LP is held by 1320 Venture LLC and 0.1% general partnership is held by 1320 GP LLC.

            e)    1320 GP LLC (DE)

D. MetLife Chile Inversiones Limitada (Chile) - 72.35109659% is owned by MetLife, Inc., 24.8823628% by American Life Insurance Company ("ALICO"), 2.76654057% is owned by Inversiones MetLife Holdco Dos Limitada and 0.00000004% is owned by Natiloportem Holdings, LLC.

      1. MetLife Chile Seguros de Vida S.A. (Chile) - 99.996% of MetLife Chile Seguros de Vida S.A. is held by MetLife Chile Inversiones Limitada and 0.003% by International Technical and Advisory Services Limited ("ITAS") and the rest by third parties.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile) - 99.9% of MetLife Chile Administradora de Mutuos Hipotecarios S.A. is held by MetLife Chile Seguros de Vida S.A. and 0.1% is held by MetLife Chile Inversiones Limitada.

      2. Legal Chile S.A. (Chile) - 51% of Legal Chile S.A. is owned by MetLife Chile Inversiones Limitada and the remaining interest is owned by a third party.

            a) Legagroup S.A. (Chile) - 99% of Legagroup S.A. is owned by Legal Chile S.A. and the remaining interest is owned by a third party.

      3. Inversiones MetLife Holdco Tres Limitada (Chile) - 97.13% of Inversiones MetLife Holdco Tres Limitada is owned by MetLife Chile Inversiones Limitada and 2.87% is owned by Inversiones MetLife Holdco Dos Limitada.

            a) AFP Provida S.A. (Chile) - 42.3815% of AFP Provida S.A. is owned by Inversiones MetLife Holdco Dos Limitada., 42.3815% is owned by Inversiones MetLife Holdco Tres Limitada, 10.9224% is owned by MetLife Chile Inversiones Limitada and the remainder is owned by the public.

                  i) Provida Internacional S.A. (Chile) - 99.99% of Provida Internacional S.A. is owned by AFP Provida S.A and 0.01% is owned by MetLife Chile Inversiones Limitada.

                        1) AFP Genesis Administradora de Fondos y Fidecomisos S.A. (Ecuador) - 99.9% of AFP Genesis Administradora de Fondos y Fidecomisos S.A. is owned by Provida Internacional S.A. and 0.1% by AFP Provida S.A.

      4. MetLife Chile Seguros Generales S.A. (Chile) - 99.98% of MetLife Chile Seguros Generales, S.A. is owned by MetLife Chile Inversiones Limitada and 0.02% is owned by Inversiones MetLife Holdco Dos Limitada.

E.    Enterprise General Insurance Agency, Inc. (DE)

F.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      5.    Metropolitan Group Property and Casualty Insurance Company (RI)

      6.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      7.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

G.    First MetLife Investors Insurance Company (NY)

H.    Newbury Insurance Company, Limited (DE)

I.    MetLife Investors Group, LLC (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    MetLife Investments Securities, LLC (DE)

J.    Metropolitan Life Insurance Company ("MLIC") (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

      2.    St. James Fleet Investments Two Limited (Cayman Islands)

            a)    Park Twenty Three Investments Company (United Kingdom)

                  i) Convent Station Euro Investments Four Company (United Kingdom)

                        1)     OMI MLIC Investments Limited (Cayman Islands)

      3.    Sandpiper Cove Associates II, LLC (DE)

      4.    MLIC Asset Holdings II LLC (DE)

            a)    El Conquistador MAH II LLC (DE)

            b) Mansell Office, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

                  i) Mansell Retail, LLC (DE) - 73.0284% is owned by MLIC Asset Holdings II, LLC and 29.9716% is owned by MLIC CB Holdings LLC.

      5.    CC Holdco Manager, LLC (DE)

      6.    Alternative Fuels I, LLC (DE)

      7.    Transmountain Land & Livestock Company (MT)

      8.    HPZ Assets LLC (DE)

      9.    Missouri Reinsurance, Inc. (Cayman Islands)

      10.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      11.   ML New River Village III, LLC (DE)

      12.   MetLife RC SF Member, LLC (DE)

      13.   23rd Street Investments, Inc. (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital, Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc. and 99% Limited Partnership interest is held by Metropolitan Life Insurance Company.

                  i) Long Island Solar Farm, LLC ("LISF")(DE) - 9.61% membership interest is held by MetLife Renewables Holding, LLC and 90.39% membership interest is held by LISF Solar Trust in which MetLife Capital Limited Partnership has 100% beneficial interest.

                  ii)   Met Canada Solar ULC (Canada)

      14.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      15.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      16. MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

      17. MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      18.   Corporate Real Estate Holdings, LLC (DE)

      19.   MetLife Tower Resources Group, Inc. (DE)

      20.   Headland-Pacific Palisades, LLC (CA)

      21. Headland Properties Associates (CA) - 99% is owned by Metropolitan Life Insurance Company and 1% is owned by Headland-Pacific Palisades, LLC.

      22.   WFP 1000 Holding Company GP, LLC (DE)

      23.   White Oak Royalty Company (OK)

      24.   500 Grant Street GP LLC (DE)

      25. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC.

      26. MetLife Mall Ventures Limited Partnership (DE) - 99% LP interest of MetLife Mall Ventures Limited Partnership is owned by MLIC and 1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      27.   MetLife Retirement Services LLC (NJ)

      28.   Euro CL Investments, LLC (DE)

      29.   MEX DF Properties, LLC (DE)

            a) LAR Vivienda XVII, S. de R.L. de C.V. (Mexico) - 99.99% of LAR Vivienda XVII S. de R.L. de C.V. is owned by MEX DF Properties, LLC and 0.01% is owned by Euro CL Investments LLC.

      30. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company.

      31.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (United Kingdom)

      32.   Housing Fund Manager, LLC (DE)

            a) MTC Fund I, LLC (DE) - 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            b) MTC Fund II, LLC (DE) - 0.01% of MTC Fund II, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

            c) MTC Fund III, LLC (DE) - 0.01% of MTC Fund III, LLC is held by Housing Fund Manager, LLC. - Housing Fund Manager, LLC is the managing member LLC and the remaining interests are held by a third party member.

      33.   MLIC Asset Holdings LLC (DE)

      34.   85 Broad Street Mezzanine LLC (DE)

      35.   The Building at 575 Fifth Avenue Mezzanine LLC (DE)

            a)   The Building at 575 Fifth Retail Holding LLC (DE)

            b)   The Building at 575 Fifth Retail Owner LLC (DE)

      36.   ML Bridgeside Apartments LLC (DE)

      37. Para-Met Plaza Associates (FL)- 75% of the General Partnership is held by Metropolitan Life Insurance Company and 25% of the General Partnership is held by Metropolitan Tower Realty Company, Inc.

      38.   MLIC CB Holdings LLC (DE)

      39. MetLife CC Member, LLC (DE) - 95.122% of MetLife CC Member, LLC is owned by Metropolitan Life Insurance Company and 4.878% is owned by General American Life Insurance Company.

      40.   Oconee Hotel Company, LLC (DE)

      41.   Oconee Land Company, LLC (DE)

            a)  Oconee Land Development Company, LLC (DE)

            b)  Oconee Golf Company, LLC (DE)

            c)  Oconee Marina Company, LLC (DE)

      42.   1201 TAB Manager, LLC (DE)

      43. MetLife 1201 TAB Member, LLC (DE) - 96.9% of MetLife 1201 TAB Member, LLC is owned by Metropolitan Life Insurance Company and 3.1% is owned by Metropolitan Property and Casualty Insurance Company.

      44. MetLife LHH Member, LLC (DE) - 99% of MetLife LHH Member, LLC is owned by Metropolitan Life Insurance Company, and 1% is owned by General American Life Insurance Company.

      45.   1001 Properties, LLC (DE)

      46. Riverway Residential, LP (DE) - 99.9% LP interest of Riverway Residential, LP is owned by Metropolitan Life Insurance Company and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      47.   6104 Hollywood, LLC (DE)

      48.   Boulevard Residential, LLC (DE)

      49.   ML-AI MetLife Member 3, LLC (DE)

      50.   Ashton Judiciary Square, LLC (DE)

      51. Sandpiper Cove Associates, LLC (DE) - 90.59% membership interest of Sandpiper Cove Associates, LLC is owned by MLIC and 9.41% is owned by Metropolitan Tower Realty Company.

      52. 1900 McKinney Properties, LP (DE) - 99.9% LP interest of 1900 McKinney Properties, LP is owned by MLIC and 0.1% GP interest is owned by Metropolitan Tower Realty Company, Inc.

      53.   Marketplace Residences, LLC (DE)

      54.   ML Swan Mezz, LLC (DE)

            a)    ML Swan GP, LLC (DE)

      55.   ML Dolphin Mezz, LLC (DE)

            a)    ML Dolphin GP, LLC (DE)

      56.   Haskell East Village, LLC (DE)

      57. MetLife Cabo Hilton Member, LLC (DE) - 54.129% of MetLife Cabo Hilton Member, LLC is owned by MLIC, 16.9% by General American Life Insurance Company, 28.971% by MetLife Insurance Company USA

      58.   ML Terraces, LLC (DE)

      59.   Chestnut Flats Wind, LLC (DE)

      60.   MetLife 425 MKT Member, LLC (DE)

      61.   MetLife OFC Member, LLC (DE)

      62.   MetLife THR Investor, LLC (DE)

      63. ML Southmore, LLC (DE) - 99% of ML Southmore, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      64. ML - AI MetLife Member 1, LLC (DE) - 95.199% of the membership interest is owned by MLIC and 4.801% by Metropolitan Property and Casualty Insurance Company.

      65.   MetLife CB W/A, LLC (DE)

      66. MetLife Camino Ramon Member, LLC (DE) - 99% of MetLife Camino Ramon Member, LLC is owned by MLIC and 1% by General American Life Insurance Company.

      67.   10700 Wilshire, LLC (DE)

      68.   Viridian Miracle Mile, LLC (DE)

      69. MetLife 555 12th Member, LLC (DE) - 94.6% is owned by MLIC and 5.4% by General American Life Insurance Company

      70.   MetLife OBS Member, LLC (DE)

      71.   MetLife 1007 Stewart, LLC (DE)

      72. ML-AI MetLife Member 2, LLC (DE) - 98.97% of ML-AI MetLife Member 2, LLC's ownership interest is owned by MLIC and 1.03% by General American Life Insurance Company.

      73.   MetLife Treat Towers Member, LLC (DE)

      74.   MetLife FM Hotel Member, LLC (DE)

            a)   LHCW Holdings (U.S.) LLC (DE)

                 i)   LHC Holdings (U.S.) LLC (DE)

                      1)    LHCW Hotel Holding LLC (DE)

                            aa)    LHCW Hotel Holding (2002) LLC (DE)

                            bb)    LHCW Hotel Operating Company (2002) LLC (DE)

      75. ML Mililani Member, LLC (DE)- is owned at 95% by MLIC and 5% by General American Life Insurance Company.

      76.   MetLife SP Holdings, LLC (DE)

            a)   MetLife Private Equity Holdings, LLC (DE)

      77.   Buford Logistics Center, LLC (DE)

      78.   ML North Brand Member, LLC (DE)

      79.   MetLife Park Tower Member, LLC (DE)

            a)   Park Tower REIT, Inc. (DE)

                 i)   Park Tower JV Member, LLC (DE)

      80. MCPP Owners, LLC (DE) - 84.503% is owned by MLIC, 0.603% by General American Life Insurance Company, 1.616% by Metropolitan Tower Life Insurance Company, and 13.278% by MTL Leasing, LLC.

      81.   MetLife HCMJV 1 GP, LLC (DE)

      82.   MetLife ConSquare Member, LLC (DE)

      83.   MetLife Ontario Street Member, LLC (DE)

      84.   1925 WJC Owner, LLC (DE)


K.    MetLife Capital Trust IV (DE)

L.    MetLife Insurance Company USA (DE)

      1.    MetLife Property Ventures Canada ULC (Canada)

      2.    MetLife Canadian Property Ventures LLC (NY)

      3.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      4.    Euro TI Investments LLC (DE)

      5. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company USA.

      6.    MetLife USA Assignment Company (CT)

      7.    TIC European Real Estate LP, LLC (DE)

      8.    Euro TL Investments LLC (DE)

      9.    TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

      10.   MetLife Renewables Holding, LLC (DE)

            a)    Greater Sandhill I, LLC (DE)

      11.   TLA Holdings II LLC (DE)

      12.   TLA Holdings III LLC (DE)

      13. Sino-US United MetLife Insurance Co., Ltd. (China) - Sino-US United MetLife Insurance Co., Ltd. is owned at 27.8% by MetLife Insurance Company USA, 22.2% by MLIC and 50% by a third party.

      14.   ML 1065 Hotel, LLC

      15.   Daniel/MetLife Midtown Atlanta Master Limited Liability
            Company (DE)

            a)    1075 Peachtree, LLC (DE)

      16.   Brighthouse Reinsurance Company of Delaware (DE)

M.    MetLife Reinsurance Company of South Carolina (SC)

N.    MetLife Investment Advisors, LLC (DE)

      1.   MetLife Alternatives GP, LLC (DE)

           a) MetLife International PE Fund I, LP (Cayman Islands) - 92.593% of the Limited Partnership interests of this entity is owned by MetLife Insurance K.K., 4.115% is owned by MetLife Mexico S.A., 2.716% is owned by MetLife Limited (Hong Kong) and the remaining 0.576% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           b) MetLife International PE Fund II, LP (Cayman Islands) - 94.54% of the limited partnership interests of MetLife International PE Fund II, LP is owned by MetLife Insurance K.K., 2.77% is owned by MetLife Limited (Hong Kong), 2.1% by MetLife Mexico, S.A. and 0.59% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           c) MetLife International HF Partners, LP (Cayman Islands) - 88.22% of the Limited partnership interests of this entity is owned by MetLife Insurance K.K. and 9.47% is owned by MetLife Insurance Company of Korea Limited, 2.29% is owned by MetLife Limited (Hong Kong) and 0.02% is owned by MetLife Alternatives, GP

           d) MetLife International PE Fund III, LP - 88.93% of the limited partnership interests of MetLife International PE Fund III LP is owned by MetLife Insurance K.K, 7.91% is owned by MetLife Insurance Company of Korea Limited, 2.61% is owned by MetLife Limited (Hong Kong), and 0.55% is owned by Metropolitan Life Insurance Company of Hong Kong Limited.

           e) MetLife International PE Fund IV, LP (Cayman Islands) - 94.70% of the limited partnership interests of MetLife International PE Fund IV, LP is owned by MetLife Insurance K.K, 3.79% is owned by MetLife Insurance Company of Korea Limited, 1.51% is owned by Metlife Limited (Hong Kong).

      2.   MetLife Loan Asset Management LLC (DE)

      3.   MetLife Core Property Fund GP, LLC (DE)

           a) MetLife Core Property Fund, LP (DE) - MetLife Core Property Fund GP, LLC is the general partner of MetLife Core Property Fund, LP (the "Fund"). A substantial majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund: Metropolitan Life Insurance Company owns 20.06%, Metropolitan Life Insurance Company (on behalf of Separate Account 746) owns 3.24%, MetLife Insurance Company of Korea Limited owns 2.91%, General American Life Insurance Company owns 0.07% and MetLife Insurance Company USA owns 0.14%.

                i)   MetLife Core Property REIT, LLC (DE)

                     1) MetLife Core Property Holdings, LLC - MetLife Core Property Holdings, LLC also holds the following single-property limited liability companies: MCP Alley 24 East, LLC, MCP Denver Pavilions Member, LLC, MCP SoCal Industrial-Springdale, LLC, MCP SoCal Industrial-Redondo, LLC, MCP SoCal Industrial-Concourse, LLC, MCP SoCal Industrial-Kellwood, LLC, MCP SoCal Industrial-Bernardo, LLC, MCP SoCal Industrial-Canyon, LLC, MCP SoCal Industrial-Anaheim, LLC, MCP SoCal Industrial-LAX, LLC, MCP SoCal Industrial-Fullerton, LLC, MCP SoCal Industrial-Ontario, LLC, MCP SoCal Industrial-Loker, LLC, MCP Paragon Point, LLC, MCP 4600 South Syracuse, LLC, MCP The Palms Doral, LLC, MCP Waterford Atrium, LLC, MCP EnV Chicago, LLC, MCP 100 Congress, LLC, MCP 1900 McKinney, LLC, MCP 550 West Washington, LLC, MCP Main Street Village, LLC, MCP Lodge At Lakecrest LLC, MCP Ashton South End, LLC, MCP 3040 Post Oak, LLC, MCP Plaza at Legacy, LLC, MCP VOA Holdings, LLC, MCP VOA I& III, LLC, MCP VOA II, LLC, MCP Highland Park Lender, LLC, MCP One Westside, LLC, MCP 7 Riverway, LLC, MCP Trimble Campus, LLC, MCP 9020 Murphy Road, LLC, MCP Buford Logistics Center 2 Member, LLC, and MCPF Acquisition, LLC, MCP 60 11th Street Member, LLC, MCP Magnolia Park Member, LLC, and MCP Fife Enterprise Member, LLC, MCP Northyards Holdco, LLC, MCP Northyards Owner, LLC, MCP Northyards Master Lessee, LLC, 60 11th Street, LLC, Magnolia Park Greenville,Venture, LLC, Magnolia Park Greenville, LLC, MCP 22745 & 22755 Relocation Drive, LLC, MCP DMCBP Phase II Member, LLC, MetLife Core Property TRS, LLC.

                           aa)    MCP Property Management, LLC (DE)

      4.   MIM Property Management, LLC (DE)

      5.   MetLife Commercial Mortgage Income Fund GP, LLC (DE)

           a) MetLife Commercial Mortgage Income Fund, LP (DE) - MetLife Commercial Mortgage Income Fund GP, LLC is the general partner of MetLife Commercial Mortgage Income Fund, LP (the "Fund"). A majority of the limited partnership interests in the Fund are held by third parties. The following affiliates hold a minority share of the limited partnership interests in the Fund:
                Metropolitan Life Insurance Company owns 28.83%, MetLife Insurance Company USA owns 9.61%, MetLife Insurance Company of Korea, Limited. owns 5.66%, MetLife Limited owns 3.81%, and Metropolitan Life Insurance Company of Hong Kong Limited owns 0.76%.

                i)   MetLife Commercial Mortgage REIT, LLC (DE)

                     1)   MetLife Commercial Mortgage Originator, LLC (DE)

                          aa)    MCMIF Holdco I, LLC (DE)

O.    MetLife Standby I, LLC (DE)

P.    MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           a)    MetLife Services East Private Limited (India)

           b) MetLife Global Operations Support Center Private Limited (India) - 99.99999% is owned by MetLife Solutions Pte. Ltd. and 0.00001% is owned by Natiloportem Holdings, LLC.

Q.    SafeGuard Health Enterprises, Inc. (DE)

      1.   MetLife Health Plans, Inc. (DE)

      2.   SafeGuard Health Plans, Inc. (CA)

      3.   SafeHealth Life Insurance Company (CA)

      4.   SafeGuard Health Plans, Inc. (FL)

      5.   SafeGuard Health Plans, Inc. (NV)

      6.   SafeGuard Health Plans, Inc. (TX)

R.    MetLife Capital Trust X (DE)

S.    Cova Life Management Company (DE)

T.    MetLife Reinsurance Company of Charleston (SC)

U.    MetLife Reinsurance Company of Vermont (VT)

V.    Delaware American Life Insurance Company (DE)

W.    Federal Flood Certification LLC (TX)

X.    MetLife Global Benefits, Ltd. (Cayman Islands)

Y. Inversiones Metlife Holdco Dos Limitada (Chile) - 99.99946% of Inversiones MetLife Holdco Dos Limitada is owned by MetLife, Inc., 0.000535% is owned by MetLife International Holdings, LLC and 0.0000054% is owned by Natiloportem Holdings, LLC.

Z.    MetLife Consumer Services, Inc. (DE)

AA.   MetLife Reinsurance Company of Delaware (DE)

AB.   MetLife Global, Inc. (DE)

AC.   Brighthouse Services, LLC (DE)

AD.   Brighthouse Holdings, LLC (DE)

AE.   Brighthouse Securities, LLC (DE)

AF.   Brighthouse Financial, Inc. (DE)

AG.   MetLife Insurance Brokerage, Inc. (NY)

AH.    American Life Insurance Company (ALICO) (DE)

      1.    MetLife Insurance K.K. (Japan)

               a)  Communication One Kabushiki Kaisha (Japan)

      2.    MetLife Global Holding Company I GmbH (Swiss I) (Switzerland)

               a) MetLife, Life Insurance Company (Egypt) - 84.125% of MetLife, Life Insurance Company is owned by MetLife Global Holding Company I GmbH and the remaining interests are owned by third parties.

               b)  MetLife Global Holding Company II GmbH (Swiss II)
                   (Switzerland)

                   i) MetLife Emeklilik ve Hayat A.S. (Turkey) - 99.98% of MetLife Emeklilik ve Hayat A.S. is owned by Metlife Global Holding Company II GmbH (Swiss II) and the remainder by third parties.

                   ii)  ALICO European Holdings Limited (Ireland)

                        1)  ZAO Master D (Russia)

                            aa) Joint Stock Company MetLife Insurance Company (Russia) - 51% of Joint Stock Company MetLife Insurance Company is owned by ZAO Master D and 49% is owned by MetLife Global Holding
                                 Company II GmbH.

                   iii) MetLife Asia Holding Company Pte. Ltd. (Singapore)

                       1) MetLife Innovation Centre Pte. Ltd. (Singapore)

                   iv) MetLife Reinsurance Company of Bermuda Ltd. (Bermuda)

                   v)  MetLife Investment Management Limited (United Kingdom)

                   vi) MM Global Operations Support Center, S.A. de C.V.
                       (Mexico) - 99.999509% of MM Global Operations Support Center, S.A. de C.V. is held by MetLife Global Holding Company II GmbH (Swiss) and 0.000491% is held by MetLife Global Holding Company I GmbH (Swiss).

                       1. Fundacion MetLife Mexico, A.C. (Mexico)

                  vii) MetLife Colombia Seguros de Vida S.A. (Colombia) -
                       89.999966393% of MetLife Colombia Seguros de Vida S.A. is owned by MetLife Global Holding Company II GmbH, 10.000029508% is owned by MetLife Global Holding Company I GmbH, 0.000001366% is owned by International Technical and Advisory Services Limited, 0.000001366% is owned by Borderland Investments Limited and 0.000001366% by Natiloportem Holdings, LLC.

                 viii) PJSC MetLife (Ukraine) - 99.9988% of PJSC MetLife is owned by MetLife Global Holding Company II GmbH, .0006% is owned by ITAS and the remaining .0006% is owned by Borderland Investments Limited.

                   ix) MetLife Innovation Centre Limited (Ireland)

                    x) MetLife EU Holding Company Limited (Ireland)

                       1) MetLife Europe d.a.c (Ireland) - MetLife EU Holding Company Limited holds 96.00315040176985% of this entity. ALICO holds 3.996758255760741% and ITAS holds 0.000091342469407%.

                           1. MetLife Pension Trustees Limited (United Kingdom)

                       2)  Agenvita S.r.l. (Italy)

                       3) MetLife Europe Insurance d.a.c (Ireland)- 93% of MetLife Europe Insurance d.a.c is owned by MetLife EU Holding Company Limited and 7% is owned by ALICO.

                       4)  MetLife Europe Services Limited (Ireland)

                       5)  MetLife Insurance Limited (United Kingdom)

                       6)  MetLife Services, Sociedad Limitada (Spain)

                       7) MetLife Slovakia S.r.o. (Slovakia) - 99.956% of MetLife Slovakia S.r.o. is owned by MetLife EU Holding Company Limited and 0.044% is owned by ITAS.

                       8)  MetLife Solutions S.A.S. (France)

                       9) Metropolitan Life Societate de Administrare a unui
                           Fond de Pensii Administrat Privat S.A. (Romania) - 99.9836% of Metropolitan Life Societate de Administrare a unui Fond de Pensii Administrat Privat S.A. is owned by MetLife EU Holding Company Limited and 0.0164% is owned by MetLife Services Sp z.o.o.

                       10) MetLife Towarzystwo Ubezpieczen na Zycie I
                           Reasekuracji S.A. (Poland)

                           aa) MetLife Services Sp z.o.o. (Poland)

                           bb) MetLife Towarzystwo Funduszy Inwestycyjnych,
                               S.A. (Poland)

                           cc) MetLife Powszechne Towarzystwo Emerytalne S.A.
                               (Poland)

                       11) MetLife Services Cyprus Limited (Cyprus)

                           aa) Hellenic Alico Life Insurance Company, Ltd.
                               (Cyprus) - 27.5% of Hellenic Alico Life
                               Insurance Company, Ltd. Is owned by MetLife
                               Services Cyprus Limited and the remaining is owned by a third party.

                       12) MetLife Services EOOD (Bulgaria)

                       13) MetLife Life Insurance S.A. (Greece)

                           aa) MetLife Mutual Fund Company (Greece) - 90% of
                               MetLife Mutual Fund Company is owned by MetLife Life Insurance S.A. (Greece) and the remaining interests are owned by third parties.

                       14) First American-Hungarian Insurance Agency Limited
                           (Hungary)

                       15) MetLife SK, s.r.o. (Slovakia) - 99.8788% of MetLife
                           SK, s.r.o. is owned by MetLife EU Holding Company Limited, 0.1212% is owned by ITAS

                       16) UBB-MetLife Zhivotozastrahovatelno Drujestvo AD
                           (Bulgaria) - 40% of UBB-MetLife
                           Zhivotozastrahovatelno Drujestvo AD is owned by MetLife EU Holding Company Limited and the rest by third parties.

                    xi)  MetLife International Holdings, LLC (DE)

                         1.   Natiloportem Holdings, LLC (DE)

                              aa) Excelencia Operativa y Tecnologica, S.A. de C.V. (Mexico) - 99% of Excelencia Operativa y Tecnologica, S.A. de C.V. is held by Natiloportem Holdings, LLC and 1% by MetLife Mexico Servicios S.A. de C.V.

                                   i) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                                   ii) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Excelencia Operativa y Tecnologica, S.A. de C.V. and 1% is owned by MetLife Mexico Servicios, S.A. de C.V.

                         2. PNB MetLife India Insurance Company Limited (India)- 26% is owned by MetLife International Holdings, LLC and 74% is owned by third parties.

                         3. Metropolitan Life Insurance Company of Hong Kong Limited (Hong Kong)- 99.99935% is owned by MetLife International Holdings, Inc. and 0.00065% is owned by Natiloporterm Holdings, LLC.

                         4. MetLife Seguros S.A. (Argentina)- 95.5242% is owned by MetLife International Holdings, LLC, 2.6753% is owned by Natiloportem Holdings, LLC and 1.8005% by ITAS.

                         5. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)-66.662% is owned by MetLife International Holdings, LLC, 33.337% is owned by MetLife Worldwide Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                         6. MetLife Administradora de Fundos Multipatrocinados Ltda. (Brazil) - 99.99998% of MetLife Administradora de Fundos Multipatrocinados Ltda. is owned by MetLife International Holdings, LLC and 0.00002% by Natiloportem Holdings, LLC.

                         7. MetLife Seguros de Retiro S.A. (Argentina) - 96.8897% is owned by MetLife International Holdings, LLC, 3.1102% is owned by Natiloportem Holdings, LLC and 0.0001% by ITAS

                         8. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, LLC and 95% is owned by MetLife International Holdings, LLC.

                         9. Compania Inversora MetLife S.A. (Argentina) - 95.46% is owned by MetLife International Holdings, LLC and 4.54% is owned by Natiloportem Holdings, LLC.

                              aa) MetLife Servicios S.A. (Argentina) - 18.87% of the shares of MetLife Servicios S.A. are held by Compania Inversora MetLife S.A., 79.88% is owned by MetLife Seguros S.A., 0.99% is held by Natiloportem Holdings, LLC and 0.26% is held by MetLife Seguros de Retiro S.A.

                       10.    MetLife Worldwide Holdings, LLC (DE)

                              aa)   MetLife Limited (Hong Kong)

                                    i)    BIDV MetLife Life Insurance Limited
                                          Liability Company (Vietnam) - 60% of
                                          BIDV MetLife Life Insurance Limited
                                          Liability Company is held by MetLife
                                          Limited (Hong Kong) and the remainder
                                          by third parties

                       11.    MetLife International Limited, LLC (DE)

                       12. MetLife Planos Odontologicos Ltda. (Brazil) - 99.999% is owned by MetLife International Holdings, LLC and 0.001% is owned by Natiloportem Holdings, LLC.

                       13.    MetLife Asia Limited (Hong Kong)

                       14. AmMetLife Insurance Berhad (Malaysia) - 50.000001% of AmMetLife Insurance Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       15. AmMetLife Takaful Berhad (Malaysia) - 49.999999% of AmMetLife Takaful Berhad is owned by MetLife International Holdings, LLC and the remainder is owned by a third party.

                       16. MAXIS GBN S.A.S. (France) - 50% of MAXIS GBN S.A.S. is held by MetLife International Holdings, LLC and the remainder by third parties.

                       17. MetLife Mas S.A. de C.V. (Mexico) - 99.99964399% MetLife Mas, SA de CV is owned by MetLife International Holdings, LLC and .00035601% is owned by International Technical and Advisory Services Limited.

                       18.   MetLife Ireland Holdings One Limited (Ireland)

                             aa) MetLife Global Holdings Corporation S.A. de C.V. (Mexico/Ireland) - 98.9% is owned by MetLife Ireland Holdings One Limited and 1.1% is owned by MetLife International Limited, LLC.

                                   i)    MetLife Ireland Treasury d.a.c
                                         (Ireland)

                                         1)    MetLife General Insurance
                                               Limited (Australia)

                                         2)    MetLife Insurance Limited
                                               (Australia) - 91.16468% of
                                               MetLife Insurance Limited
                                               (Australia) is owned by MetLife
                                               Ireland Treasury Limited and
                                               8.83532% is owned by MetLife
                                               Global Holdings Corp. S.A. de
                                               C.V.

                                               a)    The Direct Call Centre PTY
                                                     Limited (Australia)

                                               b)    MetLife Investments PTY
                                                     Limited (Australia)

                                                     i)    MetLife Insurance and
                                                           Investment Trust
                                                           (Australia) -
                                                           MetLife Insurance and
                                                           Investment Trust is
                                                           a trust vehicle, the
                                                           trustee of which is
                                                           MetLife Investments
                                                           PTY Limited ("MIPL").
                                                           MIPL is a wholly
                                                           owned subsidiary of
                                                           MetLife Insurance
                                                           Limited.

                                   ii)   Metropolitan Global Management, LLC
                                         (DE/Ireland) - 99.7% is owned by
                                         MetLife Global Holdings Corporation
                                         S.A. de C.V. and 0.3% is owned by
                                         MetLife International Holdings, LLC.

                                         aaa)  MetLife Pensiones Mexico S.A.
                                               (Mexico)- 97.5125% is owned by
                                               Metropolitan Global Management,
                                               LLC and 2.4875% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                         bbb)  MetLife Mexico Servicios, S.A.
                                               de C.V. (Mexico) - 98% is owned
                                               by Metropolitan Global
                                               Management, LLC and 2% is owned
                                               by MetLife International
                                               Holdings, LLC.

                                         ccc)  MetLife Mexico S.A. (Mexico)-
                                               99.050271% is owned by
                                               Metropolitan Global Management,
                                               LLC and 0.949729% is owned by
                                               MetLife International Holdings,
                                               LLC.

                                               1)    MetLife Afore, S.A. de C.V.
                                                     (Mexico)- 99.99% is owned
                                                     by MetLife Mexico S.A. and
                                                     0.01% is owned by MetLife
                                                     Pensiones Mexico S.A.

                                                     aaaa)  Met1 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     bbbb)  Met2 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     cccc)  MetA SIEFORE
                                                            Adicional, S.A. de
                                                            C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     dddd)  Met3 SIEFORE Basica,
                                                            S.A. de C.V.
                                                            (Mexico) - 99.99% is
                                                            owned by MetLife
                                                            Afore, S.A. de C.V.
                                                            and 0.01% is owned
                                                            by MetLife Mexico
                                                            S.A.

                                                     eeee)  Met4 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned by
                                                            MetLife Afore, S.A.
                                                            de C.V. and 0.01% is
                                                            owned by MetLife
                                                            Mexico S.A.

                                                     ffff)  Met0 SIEFORE, S.A.
                                                            de C.V. (Mexico) -
                                                            99.99% is owned
                                                            by MetLife Afore,
                                                            S.A. de C.V. and
                                                            0.01% is owned by
                                                            MetLife Mexico
                                                            S.A.

                                               2)    ML Capacitacion Comercial
                                                     S.A. de C.V.(Mexico) - 99%
                                                     is owned by MetLife Mexico
                                                     S.A. and 1% is owned by
                                                     MetLife Mexico Cares, S.A.
                                                     de C.V.

                                         ddd)  MetLife Insurance Company of
                                               Korea Limited (South Korea)-
                                               14.64% is owned by MetLife
                                               Mexico, S.A. and 85.36% is
                                               owned by Metropolitan Global
                                               Management, LLC.

                                               1)    MetLife Financial Services,
                                                     Co., Ltd.

                                         eee)  MetLife Mexico Holdings, S. de
                                               R.L. de C.V. (Mexico) - 99.99995%
                                               is owned by Metropolitan Global
                                               Management, LLC, and the
                                               remainder is owned by Excelencia
                                               Operativa y Tecnologica, S.A. de
                                               C.V.

                    xii)  MetLife Investment Management Holding (Ireland)
                          Limited

                          aaa)  MetLife Investment Asia Limited (Hong Kong)

                   xiii)  ALICO Operations LLC (DE)

                          aaa)  MetLife Asset Management Corp. (Japan)

                          bbb)  MetLife Seguros S.A. (Uruguay)

      3.    International Investment Holding Company Limited (Russia)

      4.    Borderland Investments Limited (USA-Delaware)

            a)    ALICO Hellas Single Member Limited Liability Company (Greece)

      5. International Technical and Advisory Services Limited ("ITAS") (USA-Delaware)

      6. ALICO Properties, Inc. (USA-Delaware) - 51% of ALICO Properties, Inc. is owned by ALICO and the remaining interests are owned by third parties.

            a)    Global Properties, Inc. (USA-Delaware)

      7.    Alpha Properties, Inc. (USA-Delaware)

      8.    Beta Properties, Inc. (USA-Delaware)

      9.    Delta Properties Japan, Inc. (USA-Delaware)

      10.   Epsilon Properties Japan, Inc. (USA-Delaware)

      11.   Iris Properties, Inc. (USA-Delaware)

      12.   Kappa Properties Japan, Inc. (USA-Delaware)

      13. MetLife American International Group and Arab National Bank Cooperative Insurance Company (Saudi Arabia) - 30% of MetLife American International Group and Arab National Bank Cooperative Insurance Company is owned by ALICO and the remaining interest by third parties. The Delaware Department of Insurance approved a disclaimer of affiliation and therefore, this company is not considered an affiliate under Delaware Law.

AI.   General American Life Insurance Company (MO)

      a.    GALIC Holdings LLC (DE)

AJ.   New England Life Insurance Company (MA)

AK.   MetLife European Holdings, LLC (DE)

1) The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

2) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

3) The MetLife, Inc. organizational chart does not include real estate joint ventures and partnerships of which MetLife, Inc. and/or its subsidiaries is an investment partner. In addition, certain inactive subsidiaries have also been omitted.

4) MetLife Services EEIG is a cost-sharing mechanism used in the EU for EU-affiliated members.

ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2017, there were 4,367 owners of qualified contracts offered by the Registrant (Brighthouse Life
Insurance Company).



ITEM 28. INDEMNIFICATION


Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or MetLife, Inc. its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities' distribution of the Contracts.

MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy under which the Registrant, the Depositor and the Underwriter, as well as certain other subsidiaries of MetLife, are covered. MetLife, Inc. also has secured a Financial Institutions Bond.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.



ITEM 29. PRINCIPAL UNDERWRITER



(a)        Brighthouse Securities, LLC
     11225 North Community House Road
     Charlotte, NC 28277

Brighthouse Securities, LLC serves as principal underwriter and distributor for the following investment companies (including the Registrant):
Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account




(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES
BUSINESS ADDRESS                    WITH UNDERWRITER
---------------------------------   ---------------------------------------------------------
Myles Lambert                       Manager, Chairman, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277





Philip Beaulieu                     Manager and Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Gerard Nigro                        Manager and Senior Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Kieran R. Mullins                   Executive Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Senior Vice President and Tax Director
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Melissa Cox                         Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Vice President
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277




Timothy McLinden                    Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277

Matthew Quale                       Vice President
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017





D. Burt Arrington                   Vice President and Secretary
Gragg Building
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President and Treasurer
Gragg Building
11225 North Community House Road
Charlotte, NC 28277



(c) MetLife Investors Distribution Company served as principal underwriter prior to March 6, 2017.


Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:






                                                      (2)
                     (1)                       NET UNDERWRITING         (3)             (4)
              NAME OF PRINCIPAL                  DISCOUNTS AND    COMPENSATION ON    BROKERAGE           (5)
                 UNDERWRITER                      COMMISSIONS        REDEMPTION     COMMISSIONS   OTHER COMPENSATION
--------------------------------------------- ------------------ ----------------- ------------- -------------------
MetLife Investors Distribution Company....... $568,161,672       $0                $0            $0


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS



(a) Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277




(b) Brighthouse Financial Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266


(c) Brighthouse Securities, LLC, 11225 North Community House Road, Charlotte, NC 28277


(d)                   Brighthouse Financial, 18205 Crane Nest Drive, Tampa, FL
                      33647


(e)                   Brighthouse Financial, One Financial Center, 21st Floor,
                      Boston, MA 02111



ITEM 31. MANAGEMENT SERVICES

Not Applicable.


ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:


(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;


(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver with any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.



Brighthouse Life Insurance Company hereby represents:




(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Brighthouse Life Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933, the Registrant has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on April 6, 2017.

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Registrant)

BRIGHTHOUSE LIFE INSURANCE COMPANY
(Depositor)

By: /s/Gregory E. Illson
     ---------------------------------
     Gregory E. Illson, Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 6, 2017.


/s/ Eric T. Steigerwalt*   Chairman of the Board, President, Chief Executive
------------------------
                           Officer and a Director
Eric T. Steigerwalt
/s/ Myles J. Lambert*      Director and Vice President
------------------------
Myles J. Lambert
/s/ Kieran Mullins*        Director and Vice President
------------------------
Kieran Mullins
/s/ John L. Rosenthal*     Director, Vice President and Chief Investment
------------------------
                           Officer
John L. Rosenthal
/s/ Anant Bhalla*          Director, Vice President and Chief Financial
------------------------
                           Officer
Anant Bhalla
/s/ Lynn A. Dumais*        Vice President and Chief Accounting Officer
------------------------
Lynn A. Dumais

*By:   /s/ Michele H. Abate
       ------------------------------
       Michele H. Abate, Attorney-in-fact

       April 6, 2017



* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                 EXHIBIT INDEX



5. 2)  Form of Application


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)


13.    Powers of Attorney